UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2016 (Unaudited)

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 92.5%

	Principal Amount		Market Value
Aerospace & Defense 1.1%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		$2,250,000	$1,912,500

Airlines 3.2%
Air Canada, 7.75%, 04/15/21(a)		2,850,000	2,978,250
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20(a)		2,750,000	2,440,625

			5,418,875

Auto Components 2.8%
Deck Chassis Acquisition, Inc., 10.00%, 06/15/23(a)		1,015,000	1,065,750
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23(a)	EUR	230,000	266,767
LKQ Italia Bondco SpA, 3.88%, 04/01/24(a)		840,000	990,772
ZF North America Capital, Inc., Reg. S, 2.75%, 04/27/23		2,000,000	2,358,980

			4,682,269

Banks 3.1%
Citigroup, Inc., Series R, 6.12%, 11/15/20(b)		$1,955,000	2,032,770
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		940,000	936,754
Societe Generale SA, 4.75%, 11/24/25(a)		2,140,000	2,217,597

			5,187,121

Capital Markets 1.7%
Goldman Sachs Group, Inc. (The), Series M, 5.38%, 05/10/20(b)		2,750,000	2,792,089

Chemicals 2.6%
INEOS Group Holdings SA, 5.38%, 08/01/24(a)	EUR	1,900,000	2,102,688
Platform Specialty Products Corp., 10.38%, 05/01/21(a)		$2,250,000	2,261,250

			4,363,938

Commercial Services & Supplies 2.6%
GFL Environmental, Inc., 9.88%, 02/01/21(a)		1,370,000	1,486,450
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(a)		500,000	533,750
Verisure Holding AB, Reg. S, 6.00%, 11/01/22	EUR	2,000,000	2,422,259

			4,442,459

Communications Equipment 0.8%
Avaya, Inc., 7.00%, 04/01/19(a)		$1,700,000	1,283,500

Construction Materials 0.6%
Cemex Finance LLC, 4.63%, 06/15/24(a)	EUR	730,000	812,026
Eagle Materials, Inc., 4.50%, 08/01/26		$275,000	279,469

			1,091,495

Consumer Finance 3.0%
Aircastle Ltd., 5.50%, 02/15/22		1,750,000	1,872,500
Ally Financial, Inc. 3.25%, 11/05/18		1,450,000	1,466,313
5.75%, 11/20/25		585,000	609,131
Fly Leasing Ltd., 6.38%, 10/15/21		1,071,000	1,068,322

			5,016,266

Containers & Packaging 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(a)		500,000	527,500

Distributors 2.6%
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23		2,250,000	1,974,375
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		2,420,000	2,401,850

			4,376,225

Diversified Financial Services 2.2%
Mercury Bondco PLC, Reg. S, 8.25%, 05/30/21(c)	EUR	3,200,000	3,631,264

Diversified Telecommunication Services 5.3%
Altice US Finance I Corp., 5.50%, 05/15/26(a)		$1,280,000	1,324,800
EarthLink Holdings Corp., 8.88%, 05/15/19		2,690,000	2,750,525
eircom Finance DAC, 4.50%, 05/31/22(a)	EUR	150,000	168,941
Frontier Communications Corp., 7.13%, 01/15/23		$1,750,000	1,623,125
Virgin Media Finance PLC, Reg. S, 4.50%, 01/15/25	EUR	1,600,000	1,807,117
Windstream Corp., 7.75%, 10/01/21		$1,345,000	1,277,750

			8,952,258

Energy Equipment & Services 0.9%
Plains Exploration & Production Co., 6.63%, 05/01/21		1,610,000	1,585,850

Food & Staples Retailing 1.8%
BI-LO LLC/ BI-LO Finance Corp., 9.25%, 02/15/19(a)		2,300,000	1,900,375
Pomegranate Merger Sub, Inc., 9.75%, 05/01/23(a)		1,190,000	1,103,725

			3,004,100

Food Products 3.7%
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(a)		3,000,000	3,113,400
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(a)		3,190,000	3,110,250

			6,223,650

Gas Utilities 1.2%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 06/01/25(a)		2,000,000	1,998,206

Health Care Equipment & Supplies 0.2%
NBTY, Inc., 7.63%, 05/15/21(a)		305,000	311,100

Health Care Providers & Services 7.5%
Centene Corp., 4.75%, 05/15/22		95,000	97,850
HCA, Inc., 5.88%, 02/15/26		1,760,000	1,883,200
HealthSouth Corp., 5.13%, 03/15/23		2,660,000	2,673,300
LifePoint Health, Inc. 5.88%, 12/01/23		1,970,000	2,078,350

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Health Care Providers & Services (continued)
LifePoint Health, Inc. (continued)
5.38%, 05/01/24(a)		$250,000	$255,625
Quorum Health Corp., 11.63%, 04/15/23(a)		2,185,000	2,217,775
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		1,330,000	1,384,849
Surgery Center Holdings, Inc., 8.88%, 04/15/21(a)		1,155,000	1,230,075
Vizient, Inc., 10.38%, 03/01/24(a)		715,000	806,163

			12,627,187

Hotels, Restaurants & Leisure 9.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20		2,625,000	2,651,250
Gamenet Group SpA, 6.00%, 08/15/21(a)	EUR	170,000	190,820
Golden Nugget Escrow, Inc., 8.50%, 12/01/21(a)		$3,250,000	3,371,875
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)		2,500,000	2,581,250
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21(d)		3,065,000	3,298,706
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(a)		1,720,000	1,755,467
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)		1,300,000	1,303,250
TVL Finance PLC, 8.50%, 05/15/23(a)	GBP	415,000	555,273

			15,707,891

Household Durables 1.1%
KB Home, 7.00%, 12/15/21		$1,680,000	1,780,800

Industrial Conglomerates 0.6%
Bombardier, Inc., 7.50%, 03/15/25(a)		1,200,000	1,050,612

Insurance 1.2%
CNO Financial Group, Inc., 5.25%, 05/30/25		2,000,000	2,075,000

Leisure Products 1.4%
Cirsa Funding Luxembourg SA, Reg. S, 5.88%, 05/15/23	EUR	2,000,000	2,310,347

Machinery 0.7%
Cloud Crane LLC, 10.13%, 08/01/24(a)		$1,100,000	1,133,000

Marine 1.5%
Teekay Corp., 8.50%, 01/15/20(a)		2,910,000	2,444,400

Media 2.8%
Intelsat Luxembourg SA, 6.75%, 06/01/18(d)		3,000,000	1,845,000
Numericable-SFR SA, 7.38%, 05/01/26(a)		2,800,000	2,796,500

			4,641,500

Metals & Mining 9.1%
AK Steel Corp. 7.63%, 10/01/21(d)		1,880,000	1,804,800
7.50%, 07/15/23		1,755,000	1,851,525
Aleris International, Inc., 9.50%, 04/01/21(a)		1,195,000	1,266,700
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC 7.13%, 05/01/18(a)		1,635,000	1,684,050
6.50%, 05/15/21(a)		1,200,000	1,263,000
Constellium NV, 7.88%, 04/01/21(a)		250,000	261,875
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		2,475,000	2,697,750
Steel Dynamics, Inc., 5.50%, 10/01/24		2,250,000	2,385,000
United States Steel Corp., 8.38%, 07/01/21(a)		885,000	965,756
Vale Overseas Ltd., 5.88%, 06/10/21		1,115,000	1,154,025

			15,334,481

Multiline Retail 2.2%
JC Penney Corp., Inc., 8.13%, 10/01/19		3,500,000	3,657,500

Multi-Utilities & Unregulated Power 0.7%
NRG Energy, Inc., 6.63%, 01/15/27(a)		1,260,000	1,245,825

Oil, Gas & Consumable Fuels 3.8%
Petrobras Global Finance BV 8.38%, 05/23/21		425,000	449,331
8.75%, 05/23/26		465,000	483,461
Petrobras International Finance Co. 6.88%, 01/20/40		775,000	642,049
6.75%, 01/27/41		500,000	410,000
Sunoco LP/Sunoco Finance Corp. 6.25%, 04/15/21(a)		410,000	418,200
6.38%, 04/01/23(a)		1,415,000	1,439,762
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)		325,000	323,854
WPX Energy, Inc., 6.00%, 01/15/22		1,575,000	1,425,375
YPF SA, 8.50%, 03/23/21(a)		700,000	750,750

			6,342,782

Paper & Forest Products 0.9%
Sappi Papier Holding GmbH, 4.00%, 04/01/23(a)	EUR	895,000	1,043,136
WEPA Hygieneprodukte GmbH, 3.75%, 05/15/24(a)		440,000	514,029

			1,557,165

Real Estate Investment Trusts (REITs) 1.5%
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)		$1,130,000	1,166,024
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		1,285,000	1,278,575

			2,444,599

Real Estate Management & Development 0.5%
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23(a)		750,000	810,000

Road & Rail 2.3%
Europcar Groupe SA, Reg. S, 5.75%, 06/15/22	EUR	1,000,000	1,134,770
OPE KAG Finance Sub, Inc., 7.88%, 07/31/23(a)		$1,750,000	1,771,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
United Rentals North America, Inc., 5.50%, 07/15/25	$1,000,000	$1,028,010

		3,934,655

Specialty Retail 0.9%
New Look Secured Issuer PLC, Reg. S, 6.50%, 07/01/22	GBP 1,200,000	1,495,234

Technology Hardware, Storage & Peripherals 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 06/15/26(a)	$845,000	905,262

Textiles, Apparel & Luxury Goods 1.9%
BiSoho SAS, 5.88%, 05/01/23(a)	EUR 255,000	295,757
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24(a)	2,490,000	2,888,909

		3,184,666

Wireless Telecommunication Services 2.3%
Sprint Corp., 7.63%, 02/15/25	$3,050,000	2,722,125
T-Mobile USA, Inc., 6.38%, 03/01/25	1,000,000	1,070,000

		3,792,125

Total Corporate Bonds (cost $152,025,952)		155,275,696

Bank Loans 2.4%

Commercial Services & Supplies 0.2%
Prime Security Services Borrower LLC 1st Lien Term Loan, 4.75%, 04/07/22	375,000	377,970

		377,970

Hotels, Restaurants & Leisure 0.2%
Pinnacle Entertainment Term Loan B, 3.75%, 04/28/23	296,933	296,933

		296,933

Independent Power and Renewable Electricity Producers 0.4%
Dynegy Incremental C Term Loan B, 5.00%, 06/27/23	600,000	600,000

		600,000

Information Technology Services 1.0%
First Data Corp., 1st Lien Tranche B Term Loan, 4.24%, 07/08/22	1,700,000	1,704,726

		1,704,726

Machinery 0.2%
Manitowoc Foodservice, Inc. Term Loan B, 5.75%, 03/03/23	365,256	368,909

		368,909

Multiline Retail 0.2%
JC Penney Corp. 1st Lien Term Loan B, 5.25%, 06/09/23	300,000	300,249

		300,249

Road & Rail 0.2%
PODS Enterprises Inc. 1st Lien Term Loan, 4.50%, 02/02/22	374,050	374,286

		374,286

Total Bank Loan (cost $3,982,671)		4,023,073

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(e)(f)	146,682	$146,682

Total Mutual Fund (cost $146,682)		146,682

Repurchase Agreement 4.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $6,870,243, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $7,007,476.(f)	$6,870,072	6,870,072

Total Repurchase Agreement (cost $6,870,072)		6,870,072

Total Investments (cost $163,025,377)(g) — 99.1%		166,315,523
Other assets in excess of liabilities — 0.9%		1,441,594

NET ASSETS — 100.0%		$167,757,117

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $81,404,349 which represents 48.53% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date reflects the next call date.
(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(d)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $7,041,118.
(e)	Represents 7-day effective yield as of July 31, 2016.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $7,016,754.
(g)	At July 31, 2016, the tax basis cost of the Fund’s investments was $163,025,377, tax unrealized appreciation and depreciation were $5,866,412 and $(2,576,266), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

AB	Stock Company
BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAS	Joint Stock Company
SCA	Limited partnership with share capital
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	Great British Pound

At July 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	08/22/16	(1,615,000)	$(2,142,651)	$(2,138,033)	$4,618
Euro	Bank of America NA	08/22/16	(18,300,000)	(20,292,486)	(20,475,321)	(182,835)
Euro	Bank of America NA	08/22/16	(25,000)	(27,569)	(27,972)	(403)

Total Short Contracts				$(22,462,706)	$(22,641,326)	$(178,620)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$—	$4,023,073	$—	$4,023,073
Corporate Bonds	—	155,275,696	—	155,275,696
Forward Foreign Currency Contracts	—	4,618	—	4,618
Mutual Fund	146,682	—	—	146,682
Repurchase Agreement	—	6,870,072	—	6,870,072

Total Assets	$146,682	$166,173,459	$—	$166,320,141

Liabilities:
Forward Foreign Currency Contracts	$—	$(183,238)	$—	$(183,238)

Total Liabilities	$—	$(183,238)	$—	$(183,238)

Total	$146,682	$165,990,221	$—	$166,136,903

Amounts designated as “— ”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$4,618

Total		$4,618

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(183,238)

Total		$(183,238)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 13.3%

	Principal Amount	Market Value
Other 13.3%
American Residential Properties Trust, Series 2014-SFR1, Class E, 4.40%, 09/17/31(a)(b)	$500,000	$496,609
Colony American Homes, Series 2014-2A, Class E, 3.69%, 07/17/31(a)(b)	270,000	260,751
Invitation Homes Trust Series 2014-SFR1, Class E, 3.73%, 06/17/31(a)(b)	520,000	511,538
Series 2014-SFR1, Class F, 4.23%, 06/17/31(a)(b)	250,000	242,012
Series 2014-SFR2, Class F, 4.48%, 09/17/31(a)(b)	255,000	250,152
Series 2014-SFR3, Class E, 4.98%, 12/17/31(a)(b)	500,000	507,731
Series 2014-SFR3, Class F, 5.48%, 12/17/31(a)(b)	225,000	226,759
Series 2015-SFR2, Class E, 3.63%, 06/17/32(a)(b)	265,000	260,204
Progress Residential Trust, Series 2015-SFR1, Class F, 4.83%, 02/17/32(a)(b)	255,000	251,662
SWAY ResidentialTrust, Series 2014-1, Class E, 4.75%, 01/17/32(a)(b)	500,000	504,896

Total Asset-Backed Securities (cost $3,467,347)		3,512,314

Collateralized Mortgage Obligations 8.2%

	Principal Amount	Market Value
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2, 3.39%, 07/25/24(a)	400,000	391,245
Series 2014-C03, Class 1M2, 3.49%, 07/25/24(a)	400,000	391,986
Series 2015-C03, Class 1M2, 5.49%, 07/25/25(a)	750,000	787,749
Series 2015-C04, Class 2M2, 6.04%, 04/25/28(a)	175,000	187,630
Series 2016-C04, Class 1B, 10.74%, 01/25/29(a)	280,000	285,279
Federal National Mortgage Association REMICS Series 2004-31, Class SG, IO, 6.61%, 08/25/33(a)	373,356	21,153
Series 2009-31, Class PI, IO, 5.00%, 11/25/38	364,255	52,453
Government National Mortgage Association Series 2011-167, Class IO, IO, 5.00%, 12/16/20	557,701	23,390
Series 2011-135, Class QI, IO, 4.50%, 06/16/41	235,587	40,244

Total Collateralized Mortgage Obligations (cost $2,060,041)		2,181,129

Commercial Mortgage Backed Securities 10.8%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D 2.79%, 04/10/49(b)	375,000	254,422
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D 3.59%, 11/15/48(a)	250,000	205,538
GS Mortgage Securities Trust, Series 2015-GS1, Class D 3.27%, 11/10/48	335,042	258,886
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D 4.66%, 08/15/47(a)(b)	300,000	256,302
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D 4.76%, 06/15/47(a)(b)	275,000	225,617
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class D, 3.77%, 02/15/48(b)	300,000	218,697
Series 2015-C28, Class D, 4.14%, 05/15/48(a)	550,000	421,437
Series 2015-C29, Class D, 4.22%, 06/15/48(a)	300,000	239,921
Series 2015-LC20, Class D, 4.37%, 04/15/50(a)(b)	440,000	338,056
Series 2015-NXS1, Class D, 4.10%, 05/15/48(a)	295,000	241,833
Series 2016-C33, Class D, 3.12%, 03/15/59(b)	100,000	73,443
Series 2016-NXS5, Class D, 4.88%, 01/15/59(a)	125,000	112,771

Total Commercial Mortgage Backed Securities (cost $2,651,874)		2,846,923

Corporate Bonds 46.6%

	Principal Amount	Market Value
Aerospace & Defense 0.8%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19	250,000	212,500

Airlines 1.3%
Air Canada, 7.75%, 04/15/21(b)	250,000	261,250
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 05/15/21(b)	84,833	86,106

		347,356

Auto Components 1.8%
Deck Chassis Acquisition, Inc., 10.00%, 06/15/23(b)	240,000	252,000
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23(b)	EUR 100,000	115,986
LKQ Italia Bondco SpA, 3.88%, 04/01/24(b)	100,000	117,949

		485,935

Automobiles 1.7%
General Motors Financial Co., Inc. 4.30%, 07/13/25	$250,000	261,342
5.25%, 03/01/26	155,000	173,065

		434,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks 3.3%
Citigroup, Inc., Series R, 6.12%, 11/15/20(a)(c)	$375,000	$389,918
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)	200,000	199,309
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	280,000	289,739

		878,966

Chemicals 1.3%
INEOS Group Holdings SA, 5.38%, 08/01/24(b)	EUR 300,000	332,003

Commercial Services & Supplies 1.4%
GFL Environmental, Inc., 9.88%, 02/01/21(b)	$340,000	368,900

Communications Equipment 0.7%
Avaya, Inc., 7.00%, 04/01/19(b)	250,000	188,750

Construction Materials 0.2%
Eagle Materials, Inc., 4.50%, 08/01/26	45,000	45,731

Consumer Finance 2.4%
Aircastle Ltd., 5.50%, 02/15/22	500,000	535,000
Ally Financial, Inc., 5.75%, 11/20/25	85,000	88,506

		623,506

Distributors 0.8%
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23	250,000	219,375

Diversified Telecommunication Services 3.1%
Altice US Finance I Corp., 5.50%, 05/15/26(b)	200,000	207,000
EarthLink Holdings Corp., 8.88%, 05/15/19	368,000	376,280
Frontier Communications Corp., 7.13%, 01/15/23	250,000	231,875

		815,155

Food & Staples Retailing 2.2%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 02/15/19(b)	250,000	206,562
Pomegranate Merger Sub, Inc., 9.75%, 05/01/23(b)	410,000	380,275

		586,837

Food Products 0.9%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(b)	250,000	243,750

Gas Utilities 0.9%
Williams Partners LP, 3.60%, 03/15/22	250,000	243,360

Health Care Providers & Services 2.1%
Quorum Health Corp., 11.63%, 04/15/23(b)	335,000	340,025
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)	205,000	213,454

		553,479

Hotels, Restaurants & Leisure 3.6%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20	375,000	378,750
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(b)	230,000	234,743
TVL Finance PLC, 8.50%, 05/15/23(b)	GBP 250,000	334,502

		947,995

Insurance 1.4%
CNO Financial Group, Inc., 5.25%, 05/30/25	$360,000	373,500

Marine 1.3%
Teekay Corp., 8.50%, 01/15/20(b)	415,000	348,600

Media 1.6%
Intelsat Luxembourg SA, 6.75%, 06/01/18(d)	250,000	153,750
Numericable-SFR SA, 7.38%, 05/01/26(b)	255,000	254,681

		408,431

Metals & Mining 4.3%
AK Steel Corp. 7.63%, 10/01/21(d)	200,000	192,000
7.50%, 07/15/23	185,000	195,175
Aleris International, Inc., 9.50%, 04/01/21(b)	220,000	233,200
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(b)	370,000	403,300
United States Steel Corp., 8.38%, 07/01/21(b)	100,000	109,125

		1,132,800

Multi-Utilities & Unregulated Power 0.6%
NRG Energy, Inc., 6.63%, 01/15/27(b)	160,000	158,200

Oil, Gas & Consumable Fuels 3.3%
Petrobras Global Finance BV 8.38%, 05/23/21	220,000	232,595
8.75%, 05/23/26	355,000	369,093
Sunoco LP/Sunoco Finance Corp. 6.25%, 04/15/21(b)	170,000	173,400
6.38%, 04/01/23(b)	105,000	106,838

		881,926

Paper & Forest Products 0.4%
WEPA Hygieneprodukte GmbH, 3.75%, 05/15/24(b)	EUR 100,000	116,825

Pharmaceuticals 0.5%
Mylan NV, 3.95%, 06/15/26(b)	$125,000	130,164

Real Estate Investment Trusts (REITs) 1.0%
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23(b)	250,000	257,970

Road & Rail 1.5%
XPO Logistics, Inc., 7.88%, 09/01/19(b)	380,000	394,250

Technology Hardware, Storage & Peripherals 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45%, 06/15/23(b)	250,000	264,783
6.02%, 06/15/26(b)	130,000	139,271

		404,054

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.7%
Sprint Corp., 7.63%, 02/15/25	$205,000	$182,963

Total Corporate Bonds (cost $12,159,394)		12,317,688

Sovereign Bonds 5.5%

	Principal Amount	Market Value
BRAZIL 2.0%
Brazilian Government International Bond, 5.63%, 02/21/47	555,000	537,656

INDONESIA 2.3%
Indonesia Government International Bond, 3.75%, 06/14/28(b)	EUR 500,000	600,752

QATAR 1.2%
Qatar Government International Bond, 3.25%, 06/02/26(b)	$305,000	312,680

Total Sovereign Bonds (cost $1,396,845)		1,451,088

Bank Loans 9.4%

	Principal Amount	Market Value
Chemicals 1.9%
MacDermid, Inc. 1st Lien Tranche B3 Term Loan, 5.50%, 06/07/20(a)	496,250	495,734

Commercial Services & Supplies 0.5%
Prime Security Services Borrower LLC, 1st Lien Tranche B Term Loan, 4.75%, 04/07/22(a)	125,000	125,990

Hotels, Restaurants & Leisure 0.5%
Pinnacle Entertainment, Inc., Tranche B Term Loan B, 3.75%, 04/28/23	139,733	139,733

Independent Power and Renewable Electricity Producers 0.9%
Dynegy, Inc. Incremental C Term Loan B, 5.00%, 06/27/23	250,000	250,000

Information Technology Services 1.1%
First Data Corp., 1st Lien Tranche B Term Loan, 4.24%, 07/08/22	300,000	300,834

Machinery 0.4%
Manitowoc Foodservice, Inc. Tranche B Term Loan, 5.75%, 03/03/23	109,103	110,194

Multiline Retail 2.7%
JC Penny Corp., 1st Lien Term Loan B, 5.25%, 06/09/23	200,000	200,166
YUM Brands/KFC Holdings/Pizza H Term Loan B, 3.23%, 06/16/23	500,000	502,190

		702,356

Raod & Rail 0.5%
PODS Enterprises Inc. 1st Lien Term Loan, 4.50%, 02/02/22	124,683	124,762

Wireless Telecommunication Services 0.9%
T-Mobile USA, Inc. 1st Lien Tranche B Term Loan, 3.50%, 11/09/22	248,750	250,128

Total Bank Loan (cost $2,473,145)		2,499,731

Short-Term Investment 0.6%

	Principal Amount	Market Value
U.S. Treasuries 0.6%
U.S. Treasury Bill, 0.00%, 08/25/16(e)	160,000	159,981

Total Short-Term Investment (cost $159,952)		159,981

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(f)(g)	5,930	5,930

Total Mutual Fund (cost $5,930)		5,930

Repurchase Agreement 1.0%

	Principal Amount	Market Value

Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $277,727, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $283,274.(g)	$277,720	277,720

Total Repurchase Agreement (cost $277,720)		277,720

Total Investments (cost $24,652,248)(h) — 95.4%		25,252,504
Other assets in excess of liabilities — 4.6%		1,209,080

NET ASSETS — 100.0%		$26,461,584

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $12,965,454 which represents 49.00% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date reflects the next call date.
(d)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $291,308.
(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f)	Represents 7-day effective yield as of July 31, 2016.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $283,650.
(h)	At July 31, 2016, the tax basis cost of the Fund’s investments was $24,652,248, tax unrealized appreciation and depreciation were $886,845 and $(286,589), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	Great British Pound

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

At July 31, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices - buy protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2016[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 26	5.00%	$2,500,000	4.019%	06/20/21	$(77,480)	$(39,805)
Markit CDX North America Investment Grade Index Series 26	1.00	3,000,000	0.735	06/20/21	(22,612)	(18,051)

					$(100,092)	$(57,856)

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	08/22/16	(250,000)	$(331,680)	$(330,965)	$715
Euro	Bank of America NA	08/22/16	(800,000)	(887,103)	(895,096)	(7,993)

Total Short Contracts				$(1,218,783)	$(1,226,061)	$(7,278)

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
11	U.S. Treasury 5 Year Note	09/30/16	$1,342,172	$16,878
3	U.S. Treasury Ultra Bond	09/21/16	571,594	49,666

			$1,913,766	$66,544

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(26)	10 Year USD Deliverable Interest Rate Swap Futures	09/19/16	$2,814,094	$(87,391)
(27)	5 Year USD Deliverable Interest Rate Swap Futures	09/19/16	2,821,078	(33,594)
(31)	U.S. Treasury 10 Year Note	09/21/16	4,124,453	(53,473)
(8)	U.S. Treasury Long Bond	09/21/16	1,395,500	(1,609)

			$11,155,125	$(176,067)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,512,314	$—	$3,512,314
Bank Loans	—	2,499,731	—	2,499,731
Collateralized Mortgage Obligations	—	2,181,129	—	2,181,129
Commercial Mortgage Backed Securities	—	2,846,923	—	2,846,923
Corporate Bonds	—	12,317,688	—	12,317,688
Forward Foreign Currency Contracts	—	715	—	715
Futures Contracts	66,544	—	—	66,544
Mutual Fund	5,930	—	—	5,930
Repurchase Agreement	—	277,720	—	277,720
Short-Term Investment	—	159,981	—	159,981
Sovereign Bonds	—	1,451,088	—	1,451,088

Total Assets	$72,474	$25,247,289	$—	$25,319,763

Liabilities:
Swap Contracts*	$—	$(57,856)	$—	$(57,856)
Forward Foreign Currency Contracts	—	(7,993)	—	(7,993)
Futures Contracts	(176,067)	—	—	(176,067)

Total Liabilities	$(176,067)	$(65,849)	$—	$(241,916)

Total	$(103,593)	$25,181,440	$—	$25,077,847

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund utilized credit default swap contracts to manage broad credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap plus the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$715

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	66,544

Total		$67,259

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(57,856)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(7,993)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(176,067)

Total		$(241,916)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 91.9%

	Shares	Market Value
Aerospace & Defense 0.6%
National Presto Industries, Inc.(a)	5,700	$510,378

Air Freight & Logistics 0.8%
Air T, Inc.*	12,936	287,179
Hub Group, Inc., Class A*	9,700	397,118

		684,297

Airlines 0.3%
SkyWest, Inc.	8,600	247,422

Auto Components 1.5%
Cooper Tire & Rubber Co.	14,900	491,551
Standard Motor Products, Inc.	8,185	343,279
Superior Industries International, Inc.	14,500	443,120

		1,277,950

Banks 11.6%
Central Pacific Financial Corp.	82,600	2,026,178
Customers Bancorp, Inc.*	54,100	1,392,534
Financial Institutions, Inc.	50,800	1,366,520
First Financial Corp.	26,150	1,001,545
Heartland Financial USA, Inc.	26,600	976,752
MainSource Financial Group, Inc.	69,400	1,545,538
Peapack Gladstone Financial Corp.	14,400	289,008
Sierra Bancorp	38,600	690,168
TriCo Bancshares	32,200	837,844

		10,126,087

Biotechnology 0.3%
Five Prime Therapeutics, Inc.*	5,600	283,864

Building Products 1.0%
Insteel Industries, Inc.	25,500	887,145

Capital Markets 0.8%
Monroe Capital Corp.(a)	42,830	675,001

Chemicals 6.1%
Chase Corp.	23,870	1,446,283
Chemtura Corp.*	20,100	564,609
Innophos Holdings, Inc.	17,200	740,632
Innospec, Inc.	21,300	1,070,751
OMNOVA Solutions, Inc.*	14,800	140,156
Stepan Co.	14,000	900,340
Tredegar Corp.	23,821	421,632

		5,284,403

Commercial Services & Supplies 3.5%
ACCO Brands Corp.*	184,700	2,076,028
Brady Corp., Class A	21,370	686,832
Ennis, Inc.	14,000	242,480

		3,005,340

Communications Equipment 0.9%
NETGEAR, Inc.*	15,600	802,308

Construction & Engineering 0.7%
IES Holdings, Inc.*	41,090	638,950

Consumer Finance 0.2%
Cash America International, Inc.	4,600	197,110

Electric Utilities 4.4%
ALLETE, Inc.	6,800	434,180
El Paso Electric Co.	7,900	376,672
PNM Resources, Inc.	45,200	1,553,072
Portland General Electric Co.	33,300	1,454,211

		3,818,135

Electrical Equipment 1.4%
EnerSys	19,700	1,228,295

Electronic Equipment, Instruments & Components 7.3%
Celestica, Inc.*	36,600	405,528
Insight Enterprises, Inc.*	71,800	1,909,880
Orbotech Ltd.*	41,800	1,192,554
Plexus Corp.*	10,100	463,994
Sanmina Corp.*	53,000	1,343,020
Wayside Technology Group, Inc.	56,513	1,024,016

		6,338,992

Energy Equipment & Services 3.0%
Archrock, Inc.	68,100	606,771
Atwood Oceanics, Inc.(a)	24,500	261,660
Dawson Geophysical Co.*(a)	73,800	549,810
Gulf Island Fabrication, Inc.	9,000	76,140
Helix Energy Solutions Group, Inc.*	6,700	53,198
Matrix Service Co.*	4,800	79,536
Natural Gas Services Group, Inc.*	7,200	180,792
Oil States International, Inc.*	6,800	210,256
Parker Drilling Co.*	111,200	230,184
Patterson-UTI Energy, Inc.	9,100	176,449
Rowan Cos. PLC, Class A	11,800	179,832

		2,604,628

Food & Staples Retailing 0.8%
Weis Markets, Inc.	12,800	661,376

Food Products 1.2%
Fresh Del Monte Produce, Inc.	4,600	261,510
John B. Sanfilippo & Son, Inc.	17,300	807,391

		1,068,901

Health Care Equipment & Supplies 2.6%
FONAR Corp.*	80,621	1,801,073
Utah Medical Products, Inc.	6,730	437,921

		2,238,994

Health Care Providers & Services 1.2%
Magellan Health, Inc.*	15,000	1,027,050

Hotels, Restaurants & Leisure 0.4%
Ark Restaurants Corp.	15,024	348,557

Household Durables 0.4%
CSS Industries, Inc.	12,200	320,982

Household Products 0.9%
Oil-Dri Corp. of America	20,000	749,000

Information Technology Services 2.3%
NCI, Inc., Class A	27,000	342,630
PRGX Global, Inc.*	137,300	652,175
Sykes Enterprises, Inc.*	32,200	988,218

		1,983,023

Insurance 6.4%
AMERISAFE, Inc.	7,500	438,975
Baldwin & Lyons, Inc., Class B	17,700	468,873
Donegal Group, Inc., Class A	78,600	1,270,962
Employers Holdings, Inc.	55,600	1,585,712
Selective Insurance Group, Inc.	44,900	1,758,284

		5,522,806

Internet Software & Services 1.2%
MeetMe, Inc.*	52,900	340,147
Reis, Inc.	26,300	664,864

		1,005,011

Leisure Products 0.9%
Johnson Outdoors, Inc., Class A	26,000	791,700

Machinery 6.4%
Douglas Dynamics, Inc.	48,704	1,305,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Eastern Co. (The)	18,100	$319,103
Kadant, Inc.	20,100	1,104,294
Luxfer Holdings PLC,ADR-UK	85,300	1,032,130
Lydall, Inc.*	16,600	741,688
Supreme Industries, Inc., Class A	62,300	1,046,640

		5,549,122

Media 0.6%
Saga Communications, Inc., Class A	12,900	529,158

Metals & Mining 2.2%
DRDGOLD Ltd.,ADR-ZA(a)	169,100	1,403,530
Handy & Harman Ltd.*	800	22,296
Kaiser Aluminum Corp.	4,500	372,825
Olympic Steel, Inc.	4,200	120,372

		1,919,023

Multi-Utilities 0.7%
NorthWestern Corp.	10,600	643,844

Oil, Gas & Consumable Fuels 0.3%
Par Pacific Holdings, Inc.*(a)	5,600	84,000
PBF Energy, Inc., Class A	2,300	51,382
Ship Finance International Ltd.	10,100	152,510

		287,892

Paper & Forest Products 0.6%
Mercer International, Inc.	19,000	149,910
Schweitzer-Mauduit International, Inc.	10,900	412,129

		562,039

Real Estate Investment Trusts (REITs) 7.0%
Agree Realty Corp.	17,800	902,816
American Assets Trust, Inc.	13,000	596,440
Corporate Office Properties Trust	37,300	1,117,508
DCT Industrial Trust, Inc.	9,250	464,535
One Liberty Properties, Inc.	45,900	1,148,418
Post Properties, Inc.	22,300	1,418,057
Urstadt Biddle Properties, Inc., Class A	16,912	417,726

		6,065,500

Semiconductors & Semiconductor Equipment 2.3%
Cohu, Inc.	40,800	430,848
MKS Instruments, Inc.	19,500	890,760
Rudolph Technologies, Inc.*	40,800	718,896

		2,040,504

Software 0.5%
GlobalSCAPE, Inc.	62,904	214,503
Mind CTI Ltd.	92,289	191,961

		406,464

Specialty Retail 1.6%
Cato Corp. (The), Class A	37,900	1,355,683

Technology Hardware, Storage & Peripherals 0.1%
AstroNova, Inc.	2,405	38,215
TransAct Technologies, Inc.	8,100	62,046

		100,261

Textiles, Apparel & Luxury Goods 1.4%
Crown Crafts, Inc.	32,392	327,483
Delta Apparel, Inc.*	37,600	898,264

		1,225,747

Thrifts & Mortgage Finance 4.1%
First Defiance Financial Corp.	51,225	2,135,570
Flagstar Bancorp, Inc.*	55,500	1,465,755
Territorial Bancorp, Inc.	300	8,070

		3,609,395

Trading Companies & Distributors 0.6%
Huttig Building Products, Inc.*	89,925	502,681

Wireless Telecommunication Services 0.8%
Spok Holdings, Inc.	39,300	726,264

Total Common Stocks (cost $67,920,128)		79,851,282

Exchange Traded Funds 6.5%
Equity Funds 6.5%
Guggenheim S&P Smallcap 600 Pure Value ETF	28,300	1,722,338
iShares Russell 2000 Value ETF	15,000	1,528,200
Vanguard Small-Cap Value ETF	22,400	2,468,480

Total Exchange Traded Funds (cost $5,009,757)		5,719,018

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b)(c)	66,739	66,739

Total Mutual Fund (cost $66,739)		66,739

Repurchase Agreement 3.6%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $3,125,916, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $3,188,356.(c)	$3,125,838	3,125,838

Total Repurchase Agreement (cost $3,125,838)		3,125,838

Total Investments (cost $76,122,462)(d) — 102.1%		88,762,877
Liabilities in excess of other assets — (2.1%)		(1,862,883)

NET ASSETS — 100.0%		$86,899,994

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $2,533,531.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $3,192,577.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $76,256,867, tax unrealized appreciation and depreciation were $13,812,405 and $(1,306,395), respectively.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
UK	United Kingdom
ZA	South Africa

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$79,851,282	$—	$—	$79,851,282
Exchange Traded Funds	5,719,018	—	—	5,719,018
Mutual Fund	66,739	—	—	66,739
Repurchase Agreement	—	3,125,838	—	3,125,838

Total	$85,637,039	$3,125,838	$—	$88,762,877

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 92.5%

	Shares	Market Value
ARGENTINA 1.4%
Banks 0.7%
Banco Macro SA, ADR	12,000	$901,560

Food Products 0.7%
Adecoagro SA*	70,000	767,200

		1,668,760

BRAZIL 6.0%
Diversified Financial Services 1.0%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	200,000	1,177,522

Electric Utilities 0.5%
Transmissora Alianca de Energia Eletrica SA	70,000	559,154

Food Products 0.6%
Sao Martinho SA	45,000	736,954

Health Care Providers & Services 0.8%
Qualicorp SA	150,000	994,634

Household Durables 0.7%
MRV Engenharia e Participacoes SA	200,000	835,801

Media 0.4%
Smiles SA	30,000	480,755

Oil, Gas & Consumable Fuels 0.7%
Cosan SA Industria e Comercio	75,000	787,611

Road & Rail 0.8%
Rumo Logistica Operadora Multimodal SA*	500,000	943,745

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	60,000	569,948

		7,086,124

CHINA 12.8%
Automobiles 0.8%
Geely Automobile Holdings Ltd.	1,400,000	923,397

Banks 2.7%
China Construction Bank Corp., H Shares	1,500,000	1,008,810
China Merchants Bank Co., Ltd., H Shares	250,000	536,089
Industrial & Commercial Bank of China Ltd., H Shares	3,000,000	1,711,473

		3,256,372

Health Care Providers & Services 0.6%
Sinopharm Group Co., Ltd., H Shares	149,838	727,906

Internet Software & Services 5.0%
NetEase, Inc., ADR	15,000	3,064,051
Tencent Holdings Ltd.	120,000	2,898,375

		5,962,426

IT Services 0.8%
TravelSky Technology Ltd.	500,000	959,633

Real Estate Management & Development 1.2%
Country Garden Holdings Co.	2,000,000	815,987
Guangzhou R&F Properties Co., Ltd., H Shares	400,000	607,027

		1,423,014

Textiles, Apparel & Luxury Goods 1.0%
Peak Sport Products Co., Ltd.	2,000,000	617,613
Xtep International Holdings Ltd.	1,000,000	515,497

		1,133,110

Transportation Infrastructure 0.7%
Zhejiang Expressway Co., Ltd., H Shares	750,000	776,736

		15,162,594

COLOMBIA 3.8%
Banks 2.3%
Bancolombia SA, ADR	80,000	2,732,800

Oil, Gas & Consumable Fuels 1.5%
Ecopetrol SA, ADR*	200,000	1,710,000

		4,442,800

EGYPT 2.2%
Banks 2.2%
Commercial International Bank Egypt SAE, GDR REG	687,499	2,607,273

HONG KONG 5.7%
Electrical Equipment 0.6%
China High Speed Transmission Equipment Group Co., Ltd.	900,000	698,456

Electronic Equipment, Instruments & Components 0.8%
Kingboard Chemical Holdings Ltd.	450,000	972,294

Paper & Forest Products 0.8%
Lee & Man Paper Manufacturing Ltd.	1,250,000	966,612

Real Estate Management & Development 1.1%
China Overseas Land & Investment Ltd.	400,000	1,319,427

Wireless Telecommunication Services 2.4%
China Mobile Ltd.	225,000	2,786,293

		6,743,082

HUNGARY 5.2%
Banks 2.7%
OTP Bank PLC	130,000	3,170,186

Oil, Gas & Consumable Fuels 1.2%
MOL Hungarian Oil & Gas PLC	22,000	1,380,285

Pharmaceuticals 1.3%
Richter Gedeon Nyrt	75,000	1,585,377

		6,135,848

INDIA 4.7%
Automobiles 1.4%
Bajaj Auto Ltd.	40,000	1,617,790

Chemicals 1.2%
UPL Ltd.	150,000	1,403,824

Information Technology Services 1.7%
HCL Technologies Ltd.	45,000	506,699
Infosys Ltd., ADR	90,000	1,478,700

		1,985,399

Oil, Gas & Consumable Fuels 0.4%
Coal India Ltd.	100,000	491,124

		5,498,137

MALAYSIA 1.1%
Airlines 0.7%
AirAsia Bhd	1,100,000	792,575

Electric Utilities 0.4%
Tenaga Nasional Bhd	140,000	494,743

		1,287,318

NETHERLANDS 1.0%
Household Durables 1.0%
Steinhoff International Holdings NV	180,000	1,138,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
PAKISTAN 3.9%
Banks 1.2%
Habib Bank Ltd.	198,700	$412,308
United Bank Ltd.	550,000	972,733

		1,385,041

Chemicals 1.4%
Engro Corp., Ltd.	500,000	1,596,965

Construction Materials 0.9%
Lucky Cement Ltd.	150,000	1,060,598

Oil, Gas & Consumable Fuels 0.4%
Pakistan Oilfields Ltd.	150,000	501,307

		4,543,911

PERU 1.6%
Banks 0.9%
Credicorp Ltd.	6,000	961,980

Metals & Mining 0.7%
Cia de Minas Buenaventura SAA, ADR*	60,000	879,000

		1,840,980

RUSSIA 9.0%
Banks 2.3%
Sberbank of Russia PJSC, ADR	300,000	2,655,000

Metals & Mining 1.2%
Severstal PJSC, GDR Reg. S	120,000	1,420,867

Oil, Gas & Consumable Fuels 4.8%
Gazprom PJSC, ADR	700,000	2,869,219
Lukoil PJSC, ADR	65,000	2,824,769

		5,693,988

Wireless Telecommunication Services 0.7%
Mobile TeleSystems PJSC, ADR	90,000	800,100

		10,569,955

SOUTH AFRICA 11.4%
Banks 1.5%
Capitec Bank Holdings Ltd.	40,000	1,774,093

Diversified Financial Services 0.7%
FirstRand Ltd.	250,000	874,838

Electronic Equipment, Instruments & Components 0.3%
DataTec Ltd.	101,761	368,267

Food & Staples Retailing 0.6%
SPAR Group Ltd. (The)	50,000	745,898

Food Products 1.0%
AVI Ltd.	187,000	1,208,655

Media 0.8%
Naspers Ltd., Class N	6,000	941,540

Metals & Mining 1.7%
AngloGold Ashanti Ltd., ADR*	35,000	766,850
Gold Fields Ltd., ADR	200,000	1,242,001

		2,008,851

Paper & Forest Products 0.6%
Mondi Ltd.	32,000	648,507

Real Estate Investment Trusts (REITs) 1.4%
Redefine Properties Ltd.	1,850,000	1,597,932

Specialty Retail 1.4%
Super Group Ltd.*	550,000	1,610,461

Wireless Telecommunication Services 1.4%
Vodacom Group Ltd.	140,000	1,622,555

		13,401,597

SOUTH KOREA 11.0%
Banks 0.5%
Woori Bank	70,000	631,644

Chemicals 0.8%
Lotte Chemical Corp.	3,500	951,018

Electric Utilities 1.3%
Korea Electric Power Corp.	28,000	1,532,966

Electronic Equipment, Instruments & Components 0.5%
Partron Co., Ltd.	60,000	635,161

Industrial Conglomerates 0.9%
Hanwha Corp.	35,000	1,114,944

Oil, Gas & Consumable Fuels 1.1%
SK Innovation Co., Ltd.	10,200	1,344,138

Semiconductors & Semiconductor Equipment 0.5%
Dongbu HiTek Co., Ltd.*	35,000	556,851

Technology Hardware, Storage & Peripherals 3.0%
Samsung Electronics Co., Ltd.	2,500	3,439,943

Tobacco 2.4%
KT&G Corp.	25,000	2,703,513

		12,910,178

TAIWAN 7.7%
Diversified Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd.	200,000	714,704

Electronic Equipment, Instruments & Components 2.3%
Hon Hai Precision Industry Co., Ltd.	1,000,000	2,759,606

Real Estate Management & Development 0.5%
Highwealth Construction Corp.	400,000	610,457

Semiconductors & Semiconductor Equipment 3.0%
Powertech Technology, Inc.	270,000	687,170
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	100,000	2,777,999

		3,465,169

Technology Hardware, Storage & Peripherals 0.7%
Micro-Star International Co., Ltd.	400,000	872,905

Textiles, Apparel & Luxury Goods 0.6%
Pou Chen Corp.	500,000	682,505

		9,105,346
THAILAND 2.3%
Banks 0.6%
Kasikornbank PCL, NVDR	125,000	710,634

Construction Materials 0.6%
Siam Cement PCL (The), NVDR	45,000	660,719

Oil, Gas & Consumable Fuels 0.6%
PTT PCL, NVDR	75,000	717,278

Transportation Infrastructure 0.5%
Airports of Thailand PCL, NVDR	50,000	567,732

		2,656,363

TURKEY 1.7%
Banks 1.1%
Turkiye Garanti Bankasi AS	250,000	614,955
Turkiye Vakiflar Bankasi TAO, Class D	450,000	667,614

		1,282,569

Construction & Engineering 0.6%
Tekfen Holding AS	300,000	740,518

		2,023,087

Total Common Stocks (cost $101,782,290)		108,821,878

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Preferred Stock 0.8%

	Shares	Market Value
BRAZIL 0.8%
Diversified Financial Services 0.8%
Itausa - Investimentos Itau SA	350,000	$902,418

Total Preferred Stock (cost $821,059)		902,418

Exchange Traded Funds 5.0%

UNITED STATES 5.0%
iShares MSCI All Peru Capped ETF	20,000	686,600
iShares MSCI South Africa ETF(a)	50,000	2,888,500
VanEck Vectors Russia ETF	125,000	2,253,750

Total Exchange Traded Funds (cost $5,202,453)		5,828,850

Mutual Fund 0.1%

Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b)(c)	60,534	60,534

Total Mutual Fund (cost $60,534)		60,534

Repurchase Agreement 2.4%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $2,835,287, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $2,891,921.(c)	$2,835,216	2,835,216

Total Repurchase Agreement (cost $2,835,216)		2,835,216

Total Investments (cost $110,701,552)(d) — 100.8%		118,448,896
Liabilities in excess of other assets — (0.8)%		(897,475)

NET ASSETS — 100.0%		$117,551,421

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016.
The total value of securities on loan at July 31, 2016 was $2,616,981.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $2,895,750.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $110,739,903, tax unrealized appreciation and depreciation were $12,678,040 and $(4,969,047), respectively.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Private Limited Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$792,575	$—	$792,575
Automobiles	—	2,541,187	—	2,541,187
Banks	7,251,340	14,817,812	—	22,069,152
Chemicals	—	3,951,807	—	3,951,807
Construction & Engineering	—	740,518	—	740,518
Construction Materials	—	1,721,317	—	1,721,317
Diversified Financial Services	1,177,522	874,838	—	2,052,360
Diversified Telecommunication Services	—	714,704	—	714,704
Electric Utilities	559,154	2,027,709	—	2,586,863
Electrical Equipment	—	698,456	—	698,456
Electronic Equipment, Instruments & Components	—	4,735,328	—	4,735,328
Food & Staples Retailing	745,898	—	—	745,898
Food Products	2,712,809	—	—	2,712,809
Health Care Providers & Services	994,634	727,906	—	1,722,540
Household Durables	835,801	1,138,525	—	1,974,326
Industrial Conglomerates	—	1,114,944	—	1,114,944
Information Technology Services	1,478,700	506,699	—	1,985,399
Internet Software & Services	3,064,051	2,898,375	—	5,962,426
IT Services	—	959,633	—	959,633
Media	480,755	941,540	—	1,422,295
Metals & Mining	2,887,851	1,420,867	—	4,308,718
Oil, Gas & Consumable Fuels	5,733,380	6,892,351	—	12,625,731
Paper & Forest Products	—	1,615,119	—	1,615,119
Pharmaceuticals	—	1,585,377	—	1,585,377
Real Estate Investment Trusts (REITs)	—	1,597,932	—	1,597,932
Real Estate Management & Development	—	3,352,898	—	3,352,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Road & Rail	$943,745	$—	$—	$943,745
Semiconductors & Semiconductor Equipment	2,777,999	1,244,021	—	4,022,020
Specialty Retail	—	1,610,461	—	1,610,461
Technology Hardware, Storage & Peripherals	—	4,312,848	—	4,312,848
Textiles, Apparel & Luxury Goods	—	1,815,615	—	1,815,615
Tobacco	—	2,703,513	—	2,703,513
Transportation Infrastructure	—	1,344,468	—	1,344,468
Water Utilities	569,948	—	—	569,948
Wireless Telecommunication Services	800,100	4,408,848	—	5,208,948

Total Common Stocks	$33,013,687	$75,808,191	$—	$108,821,878

Exchange Traded Funds	5,828,850	—	—	5,828,850
Mutual Fund	60,534	—	—	60,534
Preferred Stock	902,418	—	—	902,418
Repurchase Agreement	—	2,835,216	—	2,835,216

Total	$39,805,489	$78,643,407	$—	$118,448,896

Amounts designated as “— ”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended July 31, 2016, the Fund had four transfers of international common stocks from Level 1 to Level 2. The total market value of the four investments at the time of the transfer and at July 31, 2016, was $2,439,629 and $2,813,906, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At July 31, 2016, the Fund each of valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.
(b)	During the period ended July 31, 2016, the Fund had a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at July 31, 2016, was $254,466 and $1,208,655, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At July 31, 2016, the Fund valued this security using the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 96.8%

	Shares	Market Value
ARGENTINA 0.8%
Banks 0.5%
Banco Macro SA, ADR	25,000	$1,878,250

Food Products 0.3%
Adecoagro SA*	90,000	986,400

		2,864,650

BELGIUM 3.7%
Air Freight & Logistics 0.3%
bpost SA	40,000	1,048,288

Banks 0.4%
KBC Group NV*	30,000	1,559,445

Beverages 1.5%
Anheuser-Busch InBev SA/NV	40,000	5,167,687

Chemicals 0.4%
Solvay SA	15,000	1,557,083

Diversified Telecommunication Services 0.4%
Proximus SADP	50,000	1,560,792

Insurance 0.4%
Ageas	40,000	1,344,748

Metals & Mining 0.3%
Bekaert SA	25,000	1,145,693

		13,383,736

BRAZIL 2.4%
Diversified Financial Services 0.6%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	320,000	1,884,037

Health Care Providers & Services 0.4%
Qualicorp SA	200,000	1,326,178

Household Durables 0.3%
MRV Engenharia e Participacoes SA	250,000	1,044,751

Media 0.2%
Smiles SA	50,000	801,258

Oil, Gas & Consumable Fuels 0.3%
Cosan SA Industria e Comercio	120,000	1,260,178

Road & Rail 0.3%
Rumo Logistica Operadora Multimodal SA*	600,000	1,132,494

Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	125,000	1,187,392

		8,636,288

CANADA 5.0%
Banks 1.4%
Canadian Imperial Bank of Commerce	25,000	1,899,246
Royal Bank of Canada	30,000	1,828,744
Toronto-Dominion Bank (The)	41,000	1,786,459

		5,514,449

Diversified Telecommunication Services 0.3%
BCE, Inc.	25,000	1,197,296

Food & Staples Retailing 0.3%
Metro, Inc.	25,000	908,934

Media 0.5%
Quebecor, Inc., Class B	60,000	1,848,275

Metals & Mining 0.7%
Kinross Gold Corp.*	300,000	1,550,952
Silver Standard Resources, Inc.*	60,000	837,284

		2,388,236

Oil, Gas & Consumable Fuels 1.0%
Enbridge Income Fund Holdings, Inc.	60,000	1,493,509
Enerplus Corp.	325,000	1,936,583

		3,430,092

Thrifts & Mortgage Finance 0.4%
Genworth MI Canada, Inc.	50,000	1,335,350

Trading Companies & Distributors 0.4%
Russel Metals, Inc.	80,000	1,446,023

		18,068,655

COLOMBIA 1.4%
Banks 1.0%
Bancolombia SA, ADR	105,000	3,586,800

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR*	150,000	1,282,500

		4,869,300

DENMARK 4.5%
Banks 0.6%
Danske Bank A/S	75,000	2,039,632

Beverages 0.3%
Royal Unibrew A/S	25,000	1,149,896

Diversified Telecommunication Services 0.3%
TDC A/S	200,000	1,052,988

Electrical Equipment 0.5%
Vestas Wind Systems A/S	25,000	1,747,771

Health Care Equipment & Supplies 0.8%
Coloplast A/S, Class B	35,000	2,742,773

Marine 0.3%
Dfds A/S	20,000	914,130

Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B	70,000	3,980,640

Textiles, Apparel & Luxury Goods 0.7%
Pandora A/S	20,000	2,605,023

		16,232,853

EGYPT 0.9%
Banks 0.9%
Commercial International Bank Egypt SAE, GDR REG	900,000	3,413,162

FINLAND 2.9%
Diversified Telecommunication Services 0.6%
Elisa OYJ	60,000	2,176,832

Food & Staples Retailing 0.4%
Kesko OYJ, Class B	30,000	1,337,525

Oil, Gas & Consumable Fuels 0.9%
Neste OYJ	80,000	3,035,961

Paper & Forest Products 0.7%
UPM-Kymmene OYJ	130,000	2,680,923

Pharmaceuticals 0.3%
Orion OYJ, Class B	30,000	1,229,029

		10,460,270

FRANCE 7.0%
Aerospace & Defense 2.1%
Safran SA	60,000	4,078,574
Thales SA	35,000	3,187,788

		7,266,362

Auto Components 1.0%
Faurecia	30,000	1,183,222

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Auto Components (continued)
Valeo SA	45,000	$2,308,551

		3,491,773

Automobiles 0.5%
Peugeot SA*	125,000	1,887,990

Construction & Engineering 0.6%
Vinci SA	30,000	2,280,156

Information Technology Services 0.7%
Capgemini SA	25,000	2,403,088

Insurance 0.6%
SCOR SE	75,000	2,191,025

Media 0.6%
Publicis Groupe SA	30,000	2,233,961

Multi-Utilities 0.9%
Veolia Environnement SA	150,000	3,324,437

		25,078,792

GERMANY 2.6%
Air Freight & Logistics 0.6%
Deutsche Post AG REG	90,000	2,685,964

Insurance 0.6%
Hannover Rueck SE	20,000	2,045,689

Media 0.3%
ProSiebenSat.1 Media SE	20,000	916,135

Multi-Utilities 0.6%
E.ON SE	200,000	2,144,974

Wireless Telecommunication Services 0.5%
Freenet AG	60,000	1,675,371

		9,468,133

HUNGARY 2.1%
Banks 1.2%
OTP Bank PLC	170,000	4,145,629

Oil, Gas & Consumable Fuels 0.4%
MOL Hungarian Oil & Gas PLC	25,000	1,568,506

Pharmaceuticals 0.5%
Richter Gedeon Nyrt	90,000	1,902,452

		7,616,587

INDONESIA 1.5%
Banks 0.4%
Bank Negara Indonesia Persero Tbk PT	4,000,000	1,640,014

Diversified Telecommunication Services 0.5%
Telekomunikasi Indonesia Persero Tbk PT	5,000,000	1,627,556

Multiline Retail 0.3%
Matahari Department Store Tbk PT	700,000	1,068,332

Oil, Gas & Consumable Fuels 0.3%
Adaro Energy Tbk PT	15,000,000	1,197,638

		5,533,540

IRELAND 0.7%
Industrial Conglomerates 0.7%
DCC PLC	30,000	2,677,206

ISRAEL 3.4%
Aerospace & Defense 0.3%
Elbit Systems Ltd.	12,000	1,211,049

Banks 0.4%
Bank Hapoalim BM	300,000	1,529,290

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	893,091

Pharmaceuticals 2.0%
Taro Pharmaceutical Industries Ltd.*(a)	10,000	1,399,600
Teva Pharmaceutical Industries Ltd., ADR	100,000	5,350,001

		6,749,601

Software 0.5%
Nice Ltd., ADR	25,000	1,716,250

		12,099,281

JAPAN 17.1%
Airlines 1.1%
ANA Holdings, Inc.	600,000	1,712,723
Japan Airlines Co., Ltd.	70,000	2,158,017

		3,870,740

Auto Components 1.1%
Bridgestone Corp.	100,000	3,463,095
NHK Spring Co., Ltd.	75,000	655,458

		4,118,553

Automobiles 1.3%
Fuji Heavy Industries Ltd.	125,000	4,775,600

Banks 1.7%
Aozora Bank Ltd.	300,000	1,100,821
Mitsubishi UFJ Financial Group, Inc.	200,000	1,011,105
Mizuho Financial Group, Inc.	1,500,000	2,406,490
Sumitomo Mitsui Financial Group, Inc.	60,000	1,901,960

		6,420,376

Chemicals 1.1%
DIC Corp.	30,000	707,873
Sumitomo Chemical Co., Ltd.	300,000	1,327,791
Teijin Ltd.	500,000	1,880,566

		3,916,230

Construction & Engineering 0.4%
Tokyu Construction Co. Ltd.	150,000	1,569,660

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,122,686

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	60,000	2,851,186

Electric Utilities 0.7%
Chubu Electric Power Co., Inc.	100,000	1,469,165
Tohoku Electric Power Co., Inc.	90,000	1,156,242

		2,625,407

Electronic Equipment, Instruments & Components 1.0%
Alps Electric Co., Ltd.	60,000	1,336,400
Taiyo Yuden Co. Ltd.	100,000	889,511
TDK Corp.	20,000	1,227,126

		3,453,037

Food & Staples Retailing 1.1%
Lawson, Inc.	20,000	1,539,968
UNY Group Holdings Co., Ltd.	300,000	2,428,729

		3,968,697

Food Products 0.4%
Nippon Suisan Kaisha Ltd.	300,000	1,489,156

Health Care Equipment & Supplies 1.0%
HOYA Corp.	100,000	3,548,085

Health Care Providers & Services 0.3%
Toho Holdings Co. Ltd.	50,000	1,122,017

Hotels, Restaurants & Leisure 0.3%
Round One Corp.	150,000	1,014,051

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Household Durables 0.3%
Iida Group Holdings Co., Ltd.	50,000	$989,892

Machinery 0.3%
Sumitomo Heavy Industries Ltd.	250,000	1,186,111

Oil, Gas & Consumable Fuels 0.3%
TonenGeneral Sekiyu KK	100,000	903,419

Professional Services 0.3%
Meitec Corp.	30,000	998,589

Real Estate Management & Development 0.4%
Nomura Real Estate Holdings, Inc.	75,000	1,293,462

Road & Rail 1.2%
Central Japan Railway Co.	15,000	2,788,101
Sankyu, Inc.	240,000	1,361,063

		4,149,164

Semiconductors & Semiconductor Equipment 0.3%
Tokyo Seimitsu Co. Ltd.	45,000	1,057,383

Specialty Retail 0.3%
Adastria Co. Ltd.	40,000	1,246,040

Technology Hardware, Storage & Peripherals 0.6%
Seiko Epson Corp.	120,000	2,111,346

Wireless Telecommunication Services 0.5%
NTT DOCOMO, Inc.	60,000	1,629,861

		61,430,748

LUXEMBOURG 0.6%
Commercial Services & Supplies 0.3%
Regus PLC	300,000	1,212,259

Metals & Mining 0.3%
ArcelorMittal*	170,000	1,101,239

		2,313,498

NETHERLANDS 4.4%
Food & Staples Retailing 1.9%
Koninklijke Ahold Delhaize NV*	282,721	6,749,725

Household Durables 0.3%
Steinhoff International Holdings NV	160,000	1,012,022

Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell PLC, Class B	300,000	7,979,618

		15,741,365

NEW ZEALAND 2.5%
Construction Materials 0.7%
Fletcher Building Ltd.	350,000	2,449,971

Diversified Telecommunication Services 0.6%
Spark New Zealand Ltd.	800,000	2,282,594

Health Care Equipment & Supplies 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	286,013	2,168,579

Hotels, Restaurants & Leisure 0.6%
SKYCITY Entertainment Group Ltd.	600,000	2,194,198

		9,095,342

PAKISTAN 1.0%
Banks 0.4%
United Bank Ltd.	800,000	1,414,884

Chemicals 0.4%
Engro Corp., Ltd.	500,000	1,596,965

Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	678,940

		3,690,789

PERU 1.4%
Banks 0.8%
Credicorp Ltd.	18,500	2,966,105

Metals & Mining 0.6%
Cia de Minas Buenaventura SAA, ADR*	150,000	2,197,500

		5,163,605

RUSSIA 2.6%
Banks 0.7%
Sberbank of Russia PJSC, ADR	300,000	2,613,965

Metals & Mining 0.4%
Severstal PJSC, GDR Reg. S	120,000	1,420,867

Oil, Gas & Consumable Fuels 1.5%
Gazprom PJSC, ADR	600,000	2,458,219
Lukoil PJSC, ADR	70,000	3,042,059

		5,500,278

		9,535,110

SOUTH AFRICA 3.4%
Banks 0.3%
Capitec Bank Holdings Ltd.	25,000	1,108,808

Metals & Mining 0.9%
AngloGold Ashanti Ltd., ADR*	70,000	1,533,700
Gold Fields Ltd., ADR	300,000	1,863,000

		3,396,700

Paper & Forest Products 1.3%
Mondi Ltd.	40,000	810,634
Mondi PLC	175,000	3,541,514

		4,352,148

Real Estate Investment Trusts (REITs) 0.5%
Redefine Properties Ltd.	2,000,000	1,727,494

Specialty Retail 0.4%
Truworths International Ltd.	250,000	1,609,064

		12,194,214

SWITZERLAND 7.6%
Biotechnology 1.7%
Actelion Ltd. REG*	35,000	6,199,610

Chemicals 0.6%
Sika AG - Bearer Shares	500	2,342,370

Food Products 0.3%
Nestle SA REG	15,000	1,201,990

Insurance 1.8%
Swiss Life Holding AG REG*	13,000	2,965,425
Swiss Re AG	40,000	3,353,061

		6,318,486

Life Sciences Tools & Services 1.0%
Lonza Group AG REG*	19,000	3,578,086

Machinery 0.3%
Georg Fischer AG REG	1,500	1,222,652

Professional Services 0.7%
Adecco Group AG REG	45,000	2,469,871

Specialty Retail 0.5%
Valora Holding AG REG	6,000	1,733,508

Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA REG	120,000	2,395,555

		27,462,128

THAILAND 1.5%
Banks 0.4%
Kasikornbank PCL, NVDR	250,000	1,421,269

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)
Construction Materials 0.4%
Siam Cement PCL (The), NVDR	90,000	$1,321,438

Oil, Gas & Consumable Fuels 0.4%
PTT PCL, NVDR	150,000	1,434,553

Transportation Infrastructure 0.3%
Airports of Thailand PCL, NVDR	100,000	1,135,465

		5,312,725

TURKEY 0.6%
Banks 0.3%
Turkiye Vakiflar Bankasi TAO, Class D	700,000	1,038,512

Construction & Engineering 0.3%
Tekfen Holding AS	400,000	987,357

		2,025,869

UNITED KINGDOM 15.2%
Capital Markets 0.7%
3i Group PLC	300,000	2,450,352

Construction & Engineering 0.2%
Galliford Try PLC	52,000	674,953

Containers & Packaging 0.2%
DS Smith PLC	150,000	777,943

Diversified Financial Services 0.3%
IG Group Holdings PLC	100,000	1,171,362

Diversified Telecommunication Services 0.8%
BT Group PLC	500,000	2,731,717

Hotels, Restaurants & Leisure 0.3%
GVC Holdings PLC*	150,000	1,252,645

Household Products 1.2%
Reckitt Benckiser Group PLC	45,000	4,363,208

Insurance 1.0%
Beazley PLC	350,000	1,833,357
Direct Line Insurance Group PLC	372,000	1,721,275

		3,554,632

Internet Software & Services 0.2%
Moneysupermarket.com Group PLC	200,000	790,067

Media 0.9%
RELX PLC	165,000	3,133,153

Metals & Mining 1.2%
Anglo American PLC	100,000	1,095,217
Rio Tinto PLC	100,000	3,245,224

		4,340,441

Multi-Utilities 0.6%
Centrica PLC	700,000	2,232,680

Personal Products 1.1%
Unilever PLC	85,000	3,976,560

Pharmaceuticals 2.5%
AstraZeneca PLC	50,000	3,347,410
GlaxoSmithKline PLC	250,000	5,583,257

		8,930,667

Real Estate Management & Development 0.6%
UNITE Group PLC (The)	257,000	2,153,770

Software 1.2%
Micro Focus International PLC	62,332	1,597,619
Sage Group PLC (The)	300,000	2,828,821

		4,426,440

Specialty Retail 0.7%
WH Smith PLC	120,000	2,429,223

Tobacco 1.5%
British American Tobacco PLC	30,000	1,914,746
Imperial Brands PLC	65,000	3,425,303

		5,340,049

		54,729,862

Total Common Stocks (cost $310,235,342)		349,097,708

Preferred Stock 0.5%

BRAZIL 0.5%
Diversified Financial Services 0.5%
Itausa - Investimentos Itau SA	700,000	1,804,836

Total Preferred Stock (cost $1,647,196)		1,804,836

Exchange Traded Funds 1.2%

UNITED STATES 1.2%
iShares MSCI South Africa ETF(a)	50,000	2,888,500
VanEck Vectors Russia ETF	75,000	1,352,250

Total Exchange Traded Funds (cost $3,473,385)		4,240,750

Mutual Fund 0.0%†

Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b)(c)	90,077	90,077

Total Mutual Fund (cost $90,077)		90,077

Repurchase Agreement 1.2%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/31/16, due 08/01/16, repurchase price $4,219,004, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $4,303,278.(c)	$4,218,898	4,218,898

Total Repurchase Agreement (cost $4,218,898)		4,218,898

Total Investments (cost $319,664,898)(d) — 99.7%		359,452,269
Other assets in excess of liabilities — 0.3%		1,196,735

NET ASSETS — 100.0%		$360,649,004

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $3,401,623.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $4,308,975.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $319,858,283, tax unrealized appreciation and depreciation were $49,047,925 and $(9,453,939), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
BM	Limited Liability
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
NVDR	Non Voting Depository Receipt
OYJ	Public Traded Company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
Tbk PT	State Owned Company

At July 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Brown Brothers Harriman & Co.	09/29/16	(9,500,000)	$(12,506,275)	$(12,585,815)	$(79,540)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$8,477,411	$—	$8,477,411
Air Freight & Logistics	—	3,734,252	—	3,734,252
Airlines	—	3,870,740	—	3,870,740
Auto Components	—	7,610,326	—	7,610,326
Automobiles	—	6,663,590	—	6,663,590
Banks	13,945,604	28,344,986	—	42,290,590
Beverages	—	6,317,583	—	6,317,583
Biotechnology	—	6,199,610	—	6,199,610
Capital Markets	—	2,450,352	—	2,450,352
Chemicals	—	9,412,648	—	9,412,648
Commercial Services & Supplies	—	1,212,259	—	1,212,259
Construction & Engineering	—	5,512,126	—	5,512,126
Construction Materials	—	3,771,409	—	3,771,409
Containers & Packaging	—	777,943	—	777,943
Diversified Financial Services	1,884,037	2,294,048	—	4,178,085
Diversified Telecommunication Services	1,197,296	15,176,756	—	16,374,052
Electric Utilities	—	2,625,407	—	2,625,407
Electrical Equipment	—	1,747,771	—	1,747,771
Electronic Equipment, Instruments & Components	—	3,453,037	—	3,453,037
Food & Staples Retailing	908,934	12,055,947	—	12,964,881
Food Products	986,400	2,691,146	—	3,677,546
Health Care Equipment & Supplies	—	8,459,437	—	8,459,437
Health Care Providers & Services	1,326,178	1,122,017	—	2,448,195
Hotels, Restaurants & Leisure	1,252,645	3,208,249	—	4,460,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$1,044,751	$2,001,914	$—	$3,046,665
Household Products	—	4,363,208	—	4,363,208
Industrial Conglomerates	—	2,677,206	—	2,677,206
Information Technology Services	—	2,403,088	—	2,403,088
Insurance	—	15,454,580	—	15,454,580
Internet Software & Services	—	790,067	—	790,067
Life Sciences Tools & Services	—	3,578,086	—	3,578,086
Machinery	—	2,408,763	—	2,408,763
Marine	—	914,130	—	914,130
Media	2,649,533	6,283,249	—	8,932,782
Metals & Mining	7,982,436	8,008,240	—	15,990,676
Multiline Retail	—	1,068,332	—	1,068,332
Multi-Utilities	—	7,702,091	—	7,702,091
Oil, Gas & Consumable Fuels	9,014,829	19,256,854	—	28,271,683
Paper & Forest Products	—	7,033,071	—	7,033,071
Personal Products	—	3,976,560	—	3,976,560
Pharmaceuticals	6,749,601	16,042,788	—	22,792,389
Professional Services	—	3,468,460	—	3,468,460
Real Estate Investment Trusts (REITs)	—	1,727,494	—	1,727,494
Real Estate Management & Development	—	3,447,232	—	3,447,232
Road & Rail	1,132,494	4,149,164	—	5,281,658
Semiconductors & Semiconductor Equipment	—	1,057,383	—	1,057,383
Software	1,716,250	4,426,440	—	6,142,690
Specialty Retail	—	7,017,835	—	7,017,835
Technology Hardware, Storage & Peripherals	—	4,506,901	—	4,506,901
Textiles, Apparel & Luxury Goods	—	2,605,023	—	2,605,023
Thrifts & Mortgage Finance	1,335,350	—	—	1,335,350
Tobacco	—	5,340,049	—	5,340,049
Trading Companies & Distributors	1,446,023	—	—	1,446,023
Transportation Infrastructure	—	1,135,465	—	1,135,465
Water Utilities	1,187,392	—	—	1,187,392
Wireless Telecommunication Services	—	3,305,232	—	3,305,232

Total Common Stocks	$55,759,753	$293,337,955	$—	$349,097,708

Exchange Traded Funds	$4,240,750	$—	$—	$4,240,750
Mutual Fund	90,077	—	—	90,077
Preferred Stock	1,804,836	—	—	1,804,836
Repurchase Agreement	—	4,218,898	—	4,218,898

Total Assets	$61,895,416	$297,556,853	$—	$359,452,269

Liabilities:
Forward Foreign Currency Contract	$—	$(79,540)	$—	$(79,540)

Total Liabilities	$—	$(79,540)	$—	$(79,540)

Total	$61,895,416	$297,477,313	$—	$359,372,729

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2016

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(79,540)

Total		$(79,540)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.2%

	Shares	Market Value
Biotechnology 6.0%
Acceleron Pharma, Inc.*	3,600	$122,112
Acorda Therapeutics, Inc.*	7,100	179,488
Agios Pharmaceuticals, Inc.*	4,100	185,443
Alexion Pharmaceuticals, Inc.*	1,000	128,600
Alkermes PLC*	5,000	249,500
Alnylam Pharmaceuticals, Inc.*	3,300	224,664
Amgen, Inc.	1,000	172,030
Array BioPharma, Inc.*	35,200	131,648
Biogen, Inc.*	700	202,951
BioMarin Pharmaceutical, Inc.*	2,000	198,840
Bluebird Bio, Inc.*	4,500	257,310
Celgene Corp.*	2,800	314,132
Epizyme, Inc.*	12,000	124,320
FibroGen, Inc.*	7,600	145,388
Five Prime Therapeutics, Inc.*	4,500	228,105
Gilead Sciences, Inc.	2,900	230,463
Incyte Corp.*	2,000	180,420
Ionis Pharmaceuticals, Inc.*	10,000	291,900
Juno Therapeutics, Inc.*	3,100	95,883
Kite Pharma, Inc.*	2,400	135,912
Medivation, Inc.*	3,700	236,763
Neurocrine Biosciences, Inc.*	5,000	251,150
Novavax, Inc.*	17,300	126,636
Radius Health, Inc.*	2,500	117,800
Regeneron Pharmaceuticals, Inc.*	400	170,048
Retrophin, Inc.*	6,800	121,924
Sage Therapeutics, Inc.*	3,200	143,552
Seattle Genetics, Inc.*	500	24,030
Spark Therapeutics, Inc.*	4,500	260,730
Tenax Therapeutics, Inc.*	60,000	147,600
TESARO, Inc.*	2,600	242,424
United Therapeutics Corp.*	2,100	254,121
Vertex Pharmaceuticals, Inc.*	1,400	135,800
Xencor, Inc.*	11,500	217,810

		6,249,497

Communications Equipment 6.0%
Brocade Communications Systems, Inc.	64,990	604,407
Cisco Systems, Inc.	117,170	3,577,200
F5 Networks, Inc.*	11,245	1,387,858
Palo Alto Networks, Inc.*	5,170	676,701

		6,246,166

Electronic Equipment, Instruments & Components 5.5%
Flextronics International Ltd.*	100,280	1,270,548
Insight Enterprises, Inc.*	33,400	888,440
Keysight Technologies, Inc.*	44,300	1,295,332
Orbotech Ltd.*	31,200	890,136
TE Connectivity Ltd.	22,905	1,380,713

		5,725,169

Information Technology Services 15.1%
Accenture PLC, Class A	9,500	1,071,695
Amdocs Ltd.	31,200	1,820,832
Automatic Data Processing, Inc.	13,600	1,209,720
Broadridge Financial Solutions, Inc.	22,900	1,549,872
Cognizant Technology Solutions Corp., Class A*	39,915	2,294,713
Euronet Worldwide, Inc.*	31,000	2,364,060
Fiserv, Inc.*	13,100	1,445,716
Leidos Holdings, Inc.	17,500	875,175
MasterCard, Inc., Class A	5,400	514,296
Paychex, Inc.	24,100	1,428,648
Sykes Enterprises, Inc.*	10,200	313,038
Visa, Inc., Class A	11,480	896,014

		15,783,779

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	2,945	2,234,695

Internet Software & Services 18.9%
Alphabet, Inc., Class A*	5,950	4,708,473
Alphabet, Inc., Class C*	5,966	4,586,601
eBay, Inc.*	16,720	520,995
Facebook, Inc., Class A*	44,915	5,566,765
LogMeIn, Inc.*	20,330	1,746,551
NetEase, Inc., ADR-CN	7,300	1,491,171
VeriSign, Inc.*	12,600	1,091,286

		19,711,842

Pharmaceuticals 0.5%
AbbVie, Inc.	3,000	198,690
Aerie Pharmaceuticals, Inc.*	11,900	206,465
Medicines Co. (The)*	4,000	156,440

		561,595

Semiconductors & Semiconductor Equipment 17.5%
Broadcom Ltd.	9,616	1,557,600
Integrated Device Technology, Inc.*	44,000	967,560
Intel Corp.	26,590	926,927
KLA-Tencor Corp.	19,690	1,490,730
Lam Research Corp.	20,490	1,839,387
Linear Technology Corp.	22,360	1,341,376
Micron Technology, Inc.*	49,520	680,405
NVIDIA Corp.	35,200	2,009,920
NXP Semiconductors NV*	32,740	2,753,107
QUALCOMM, Inc.	22,255	1,392,718
Texas Instruments, Inc.	25,400	1,771,650
Xilinx, Inc.	29,480	1,505,838

		18,237,218

Software 20.4%
Activision Blizzard, Inc.	66,005	2,650,761
Adobe Systems, Inc.*	20,200	1,976,772
Autodesk, Inc.*	10,400	618,280
Electronic Arts, Inc.*	19,500	1,488,240
HubSpot, Inc.*	15,100	824,309
Intuit, Inc.	14,695	1,630,998
Manhattan Associates, Inc.*	26,800	1,555,740
Microsoft Corp.	82,000	4,647,760
Oracle Corp.	34,695	1,423,883
Red Hat, Inc.*	19,700	1,483,213
salesforce.com, Inc.*	20,135	1,647,043
Sapiens International Corp. NV	36,000	460,080
Ultimate Software Group, Inc. (The)*	4,200	878,220

		21,285,299

Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	59,395	6,189,553
HP, Inc.	60,910	853,349
Western Digital Corp.	10,695	508,120

		7,551,022

Total Investments (cost $54,912,622)(a) — 99.2%		103,586,282
Other assets in excess of liabilities — 0.8%		868,029

NET ASSETS — 100.0%		$104,454,311

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $54,970,996, tax unrealized appreciation and depreciation were $49,036,542 and $(421,256), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 3.8%

	Principal Amount	Market Value
Other 3.8%
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 2.11%, 10/15/26(a)(b)	$4,000,000	$4,003,884
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47(b)	2,500,000	2,517,750
HERO Funding Trust Series 2015-1A, Class A, 3.84%, 09/21/40(b)	3,190,178	3,168,887
Series 2015-3, Class A, 4.28%, 09/20/41	2,789,263	2,826,639
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, 2.11%, 04/15/26(a)(b)	6,000,000	5,979,180
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49(b)	3,000,000	3,040,314
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	254,642	258,114
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 5.13%, 03/25/34(c)	18,253	18,363

Total Asset-Backed Securities (cost $21,753,336)		21,813,131

Collateralized Mortgage Obligations 2.4%

	Principal Amount	Market Value
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(c)	98,008	99,353
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 02/25/44(a)(b)	8,000,000	8,301,742
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53(a)(b)	3,152,710	3,207,472
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	475,751	408,330
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	140,468	129,521
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	807,679	882,747
Series 2009-42, Class AP, 4.50%, 03/25/39	491,396	525,365
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	440,545	389,416

Total Collateralized Mortgage Obligations (cost $13,775,518)		13,943,946

Commercial Mortgage Backed Securities 4.2%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49(a)	512,378	510,646
Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 2.09%, 02/13/32(a)(b)	1,000,000	989,478
Commercial Mortgage Trust, Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,318,839
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34(b)	4,980,000	5,227,966
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	1,665,311	1,680,248
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,002,378
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class ASB, 3.46%, 05/15/48	4,000,000	4,284,110
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,373,966

Total Commercial Mortgage Backed Securities (cost $23,817,993)		24,387,631

Corporate Bonds 48.3%

	Principal Amount	Market Value
Aerospace & Defense 0.9%
Lockheed Martin Corp., 3.55%, 01/15/26	1,250,000	1,376,493
Orbital ATK, Inc., 5.25%, 10/01/21	1,000,000	1,042,500
United Technologies Corp., 3.10%, 06/01/22	1,000,000	1,073,774
4.50%, 06/01/42	500,000	592,282
4.15%, 05/15/45	1,000,000	1,139,294

		5,224,343

Airlines 2.6%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(b)	3,880,235	3,739,577
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)	835,903	870,384
Series 2015-2, Class B, 4.40%, 09/22/23	3,000,000	3,064,825
British Airways PLC, Series 2013-1, Class B, 5.63%, 06/20/20(b)	700,863	730,650
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	34,873	35,658
Series 2007-1, Class B, 6.90%, 04/19/22	600,298	630,313
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	2,000,000	2,020,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines (continued)
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 04/11/22	$3,557,725	$3,584,408

		14,675,815

Auto Components 0.2%
BorgWarner, Inc., 3.38%, 03/15/25	1,000,000	1,028,380

Automobiles 1.8%
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	2,000,000	2,054,400
3.16%, 08/04/20	2,000,000	2,066,558
3.10%, 05/04/23	2,000,000	2,040,754
Hyundai Capital America, 2.60%, 03/19/20(b)	2,000,000	2,042,574
3.00%, 10/30/20(b)	1,000,000	1,038,558
Hyundai Capital Services, Inc., 3.50%, 09/13/17(b)	1,000,000	1,021,431

		10,264,275

Banks 6.8%
Bank of America Corp., 4.20%, 08/26/24	1,000,000	1,052,505
4.00%, 01/22/25	1,000,000	1,038,784
Series L, 3.95%, 04/21/25	1,750,000	1,813,007
Bank of America NA, 6.10%, 06/15/17	750,000	780,842
BNP Paribas SA, 4.38%, 05/12/26(b)	1,500,000	1,544,040
BPCE SA, 4.88%, 04/01/26(b)	750,000	780,127
Citigroup, Inc., 4.45%, 09/29/27	2,000,000	2,097,190
4.75%, 05/18/46	1,000,000	1,050,840
Citizens Financial Group, Inc., 3.75%, 07/01/24	1,500,000	1,506,357
4.35%, 08/01/25	2,000,000	2,122,720
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 05/21/25	1,000,000	1,063,922
5.75%, 12/01/43	600,000	743,247
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	588,872
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,040,000
3.88%, 09/10/24	500,000	526,848
4.95%, 06/01/45	1,500,000	1,720,995
KeyBank NA, 3.30%, 06/01/25	3,000,000	3,191,361
National City Corp., 6.88%, 05/15/19	1,000,000	1,130,700
Nordea Bank AB, 2.25%, 05/27/21(b)	4,000,000	4,081,452
PNC Bank NA, 2.70%, 11/01/22	1,418,000	1,447,908
Sovereign Bank, 8.75%, 05/30/18	750,000	834,112
SunTrust Bank, 3.30%, 05/15/26	1,600,000	1,659,115
UBS Group Funding Jersey Ltd., 3.00%, 04/15/21(b)	5,000,000	5,146,720
US Bancorp, 3.10%, 04/27/26	2,000,000	2,086,142

		39,047,806

Beverages 1.7%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,000,000	1,054,419
3.65%, 02/01/26	3,000,000	3,221,052
4.90%, 02/01/46	1,000,000	1,218,119
Dr. Pepper Snapple Group, Inc., 3.40%, 11/15/25	1,000,000	1,072,229
Molson Coors Brewing Co., 3.00%, 07/15/26	2,000,000	2,042,508
Pernod Ricard SA, 3.25%, 06/08/26(b)	1,000,000	1,033,585

		9,641,912

Biotechnology 0.3%
Celgene Corp., 2.88%, 08/15/20	1,000,000	1,039,349
4.63%, 05/15/44	650,000	701,366

		1,740,715

Capital Markets 0.9%
FMR LLC, 7.49%, 06/15/19(b)	1,750,000	2,025,039
5.35%, 11/15/21(b)	785,000	897,489
4.95%, 02/01/33(b)	1,000,000	1,127,787
Morgan Stanley, 3.95%, 04/23/27	1,000,000	1,032,986

		5,083,301

Chemicals 0.6%
Ashland, Inc., 4.75%, 08/15/22	1,000,000	1,037,500
Cytec Industries, Inc., 3.95%, 05/01/25	600,000	610,827
Monsanto Co., 2.85%, 04/15/25	1,000,000	1,003,092
Solvay Finance America LLC, 3.40%, 12/03/20(b)	1,000,000	1,044,871

		3,696,290

Commercial Services & Supplies 0.2%
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	204,250
Waste Management, Inc., 3.13%, 03/01/25	1,000,000	1,062,424

		1,266,674

Consumer Finance 0.5%
Visa, Inc., 3.15%, 12/14/25	2,500,000	2,685,040

Containers & Packaging 0.2%
Ball Corp., 4.38%, 12/15/20	1,000,000	1,071,250

Diversified Financial Services 0.3%
GE Capital International Funding Co., 2.34%, 11/15/20	1,429,000	1,481,674

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services 2.4%
AT&T, Inc., 3.60%, 02/17/23	$3,000,000	$3,186,480
3.40%, 05/15/25	3,000,000	3,105,714
Qwest Corp., 6.88%, 09/15/33	850,000	848,897
Verizon Communications, Inc., 2.45%, 11/01/22	2,000,000	2,046,746
5.15%, 09/15/23	500,000	586,152
3.50%, 11/01/24	2,500,000	2,693,825
2.63%, 08/15/26	1,250,000	1,247,999

		13,715,813

Electric Utilities 4.8%
Appalachian Power Co., 3.40%, 06/01/25	1,000,000	1,072,967
Black Hills Corp., 2.50%, 01/11/19	2,000,000	2,038,562
3.95%, 01/15/26	1,000,000	1,073,231
Duke Energy Corp., 3.55%, 09/15/21	2,000,000	2,157,048
Emera US Finance LP, 3.55%, 06/15/26(b)	1,250,000	1,312,186
ITC Holdings Corp., 3.65%, 06/15/24	3,000,000	3,148,524
Kansas City Power & Light Co., Series 09A, 7.15%, 04/01/19	1,000,000	1,142,606
Pacific Gas & Electric Co., 2.95%, 03/01/26	1,000,000	1,048,423
PPL Capital Funding, Inc., 3.10%, 05/15/26	2,000,000	2,040,814
Public Service Co. of Colorado, 2.90%, 05/15/25	3,000,000	3,184,125
San Diego Gas & Electric Co., 2.50%, 05/15/26	2,000,000	2,046,588
Southern California Edison Co., 1.85%, 02/01/22	1,457,143	1,455,066
Southern Co. (The), 2.35%, 07/01/21	1,500,000	1,532,138
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45	750,000	767,743
WEC Energy Group, Inc., 3.55%, 06/15/25	2,500,000	2,729,045
Xcel Energy, Inc., 3.30%, 06/01/25	1,000,000	1,066,884

		27,815,950

Energy Equipment & Services 0.3%
Schlumberger Holdings Corp., 4.00%, 12/21/25(b)	1,250,000	1,360,923
SESI LLC, 6.38%, 05/01/19	200,000	193,000
Weatherford International Ltd., 6.75%, 09/15/40	500,000	360,000

		1,913,923

Food & Staples Retailing 1.0%
CVS Pass-Through Trust, 6.94%, 01/10/30	1,941,719	2,337,001
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	500,000	517,879
3.10%, 06/01/23	3,000,000	3,098,829

		5,953,709

Food Products 2.5%
ConAgra Foods, Inc., 4.95%, 08/15/20	1,946,000	2,124,559
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	1,000,000	1,056,319
HJ Heinz Co., 2.80%, 07/02/20(b)	3,000,000	3,133,485
JM Smucker Co. (The), 3.50%, 03/15/25	2,500,000	2,709,723
Kraft Foods Group, Inc., 5.38%, 02/10/20	1,000,000	1,123,931
Kraft Heinz Foods Co., 3.95%, 07/15/25(b)	1,000,000	1,100,883
Post Holdings, Inc., 6.75%, 12/01/21(b)	200,000	213,500
7.75%, 03/15/24(b)	250,000	276,562
Tyson Foods, Inc., 2.65%, 08/15/19	850,000	873,341
3.95%, 08/15/24	1,750,000	1,907,122

		14,519,425

Gas Utilities 2.1%
AGL Capital Corp., 3.88%, 11/15/25	1,250,000	1,361,156
3.25%, 06/15/26	2,000,000	2,076,752
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	781,562
3.38%, 02/01/23	1,300,000	1,209,545
4.95%, 12/15/24	250,000	247,284
Energy Transfer Equity LP, 5.50%, 06/01/27	1,000,000	971,900
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,000,000	1,041,486
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	2,000,000	2,152,448
3.95%, 09/01/22	1,000,000	1,024,674
Kinder Morgan, Inc., 5.05%, 02/15/46	700,000	660,353
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	544,567

		12,071,727

Health Care Providers & Services 1.7%
Aetna, Inc., 3.20%, 06/15/26	2,500,000	2,562,962
CR Bard, Inc., 3.00%, 05/15/26	3,000,000	3,086,007
Express Scripts Holding Co., 3.30%, 02/25/21	2,000,000	2,112,682
4.75%, 11/15/21	500,000	563,720
HCA, Inc., 6.50%, 02/15/20	500,000	550,625
Medtronic, Inc., 3.50%, 03/15/25	1,000,000	1,095,096

		9,971,092

Household Durables 0.5%
Newell Brands, Inc., 3.85%, 04/01/23	1,000,000	1,068,678
5.00%, 11/15/23(b)	560,000	594,037
4.20%, 04/01/26	1,000,000	1,092,523

		2,755,238

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Industrial Conglomerates 0.8%
Eaton Corp., 8.88%, 06/15/19	$1,000,000	$1,172,123
General Electric Capital Corp., 4.65%, 10/17/21	358,000	410,085
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(b)	2,000,000	2,122,718
3.25%, 05/27/25(b)	1,000,000	1,090,111

		4,795,037

Insurance 2.6%
Aflac, Inc., 2.40%, 03/16/20	2,000,000	2,065,874
Five Corners Funding Trust, 4.42%, 11/15/23(b)	3,250,000	3,530,550
Liberty Mutual Group, Inc., 4.95%, 05/01/22(b)	850,000	950,283
Metropolitan Life Global Funding I, 2.00%, 04/14/20(b)	3,500,000	3,544,243
Oil Insurance Ltd., 3.61%, 09/01/16(b)(d)	1,000,000	780,000
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24(b)	3,700,000	3,909,698

		14,780,648

Machinery 0.1%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(b)	500,000	525,000

Media 2.7%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,000,000	1,104,417
CBS Corp., 3.50%, 01/15/25	500,000	521,969
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	500,000	517,187
5.75%, 02/15/26(b)	600,000	633,000
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(b)	2,500,000	2,760,393
Comcast Corp., 3.38%, 08/15/25	3,000,000	3,262,701
Discovery Communications LLC, 4.90%, 03/11/26	1,500,000	1,620,855
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	266,000	271,320
5.88%, 10/01/20(b)	250,000	259,063
Time Warner, Inc., 3.55%, 06/01/24	1,000,000	1,072,008
3.60%, 07/15/25	2,500,000	2,695,523
2.95%, 07/15/26	1,000,000	1,022,306

		15,740,742

Metals & Mining 0.4%
Anglo American Capital PLC, 9.38%, 04/08/19(b)	550,000	633,187
Compass Minerals International, Inc., 4.88%, 07/15/24(b)	500,000	480,000
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,000,000	857,500

		1,970,687

Multiline Retail 0.2%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	1,046,518

Multi-Utilities & Unregulated Power 0.0%†
Calpine Corp., 7.88%, 01/15/23(b)	144,000	152,280

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	883,606
Baytex Energy Corp., 5.13%, 06/01/21(b)	200,000	162,000
BP Capital Markets PLC, 2.24%, 05/10/19	750,000	768,064
3.51%, 03/17/25	2,500,000	2,636,955
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,750,000	1,851,008
Marathon Oil Corp., 3.85%, 06/01/25	3,000,000	2,722,368
Murphy Oil Corp., 4.70%, 12/01/22	1,000,000	902,466
Petroleos Mexicanos, 5.63%, 01/23/46	500,000	458,050
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,011,578
Shell International Finance BV, 4.38%, 05/11/45	2,000,000	2,168,712
Transocean, Inc., 8.12%, 12/15/21(e)	1,000,000	835,000
WPX Energy, Inc., 6.00%, 01/15/22	200,000	181,000

		14,580,807

Pharmaceuticals 2.3%
AbbVie, Inc., 2.50%, 05/14/20	1,000,000	1,026,273
2.30%, 05/14/21	1,500,000	1,529,175
2.90%, 11/06/22	1,000,000	1,034,215
3.60%, 05/14/25	1,000,000	1,060,446
3.20%, 05/14/26	1,000,000	1,025,651
Actavis Funding SCS, 3.85%, 06/15/24	500,000	532,025
3.80%, 03/15/25	1,500,000	1,594,029
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	2,000,000	2,010,070
2.80%, 07/21/23	1,500,000	1,526,017
3.15%, 10/01/26	1,500,000	1,532,883
Valeant Pharmaceuticals International, 6.38%, 10/15/20(b)	500,000	451,250

		13,322,034

Real Estate Investment Trusts (REITs) 1.4%
AvalonBay Communities, Inc., 3.45%, 06/01/25	1,000,000	1,060,336
Corrections Corp. of America, 4.13%, 04/01/20	200,000	205,250
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,025,934
3.63%, 01/15/23	1,000,000	1,024,860
Liberty Property LP, 3.38%, 06/15/23	1,000,000	1,020,036
3.75%, 04/01/25	2,000,000	2,073,022

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(b)	$1,500,000	$1,535,816

		7,945,254

Road & Rail 0.6%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	1,000,000	1,065,102
4.90%, 04/01/44	250,000	311,987
4.15%, 04/01/45	1,000,000	1,135,953
Union Pacific Corp., 2.75%, 04/15/23	750,000	787,530

		3,300,572

Semiconductors & Semiconductor Equipment 0.4%
Intel Corp., 2.60%, 05/19/26	2,000,000	2,051,272
Sensata Technologies BV, 5.00%, 10/01/25(b)	315,000	322,875

		2,374,147

Software 0.4%
Open Text Corp., 5.63%, 01/15/23(b)	500,000	513,750
Oracle Corp., 2.40%, 09/15/23	2,000,000	2,019,828

		2,533,578

Specialty Retail 0.2%
L Brands, Inc., 5.63%, 02/15/22	500,000	551,250
PVH Corp., 4.50%, 12/15/22	500,000	513,750

		1,065,000

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 2.85%, 02/23/23	1,500,000	1,583,469
2.45%, 08/04/26	1,000,000	1,001,827
Digital Equipment Corp., 7.75%, 04/01/23	825,000	966,986

		3,552,282

Textiles, Apparel & Luxury Goods 0.0%†
Levi Strauss & Co., 6.88%, 05/01/22	200,000	212,500

Tobacco 0.5%
Altria Group, Inc., 4.00%, 01/31/24	750,000	847,718
Reynolds American, Inc., 4.45%, 06/12/25	2,000,000	2,258,050

		3,105,768

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., 3.63%, 12/15/25	1,250,000	1,362,669
T-Mobile USA, Inc., 6.25%, 04/01/21	200,000	209,250

		1,571,919

Total Corporate Bonds (cost $267,376,663)		278,199,125

Municipal Bonds 0.5%

	Principal Amount	Market Value
California 0.3%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	684,430
State of California, GO, 5.70%, 11/01/21	750,000	895,185

		1,579,615

District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/01/46	600,000	960,360

Total Municipal Bonds (cost $2,141,529)		2,539,975

Purchased Options 0.0%†

	Number of Contracts	Market Value
Put Options 0.0%†
U.S. 30 Year Treasury Bond Future, Expires 08/26/16, Strike Price USD 168.00*	100	28,125

Total Purchased Options (cost $61,207)		28,125

U.S. Government Mortgage Backed Agencies 16.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	$118,147	125,256
Federal National Mortgage Association Pool
Pool# 386905 5.00%, 04/01/19	771,928	834,984
Pool# AM7838 3.56%, 02/01/35	2,444,004	2,694,013
Pool# AS4479 3.50%, 02/01/45	2,972,019	3,138,601
Pool# AM9070 3.77%, 08/01/45	2,995,000	3,400,129
Pool# BC4401 3.00%, 03/01/46	79,348,606	82,633,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Total U.S. Government Mortgage Backed Agencies (cost $91,569,397)		$92,826,732

U.S. Treasury Bond 1.3%

	Principal Amount	Market Value
U.S. Treasury Bond, 2.50%, 02/15/45	$7,000,000	7,458,283

Total U.S. Treasury Bond (cost $6,843,343)		7,458,283

U.S. Treasury Notes 13.8%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19(f)	2,000,000	2,383,837
U.S. Treasury Notes 2.75%, 02/15/24	5,000,000	5,516,210
2.50%, 05/15/24	50,000,000	54,291,000
2.38%, 08/15/24	5,000,000	5,384,765
2.00%, 08/15/25	11,375,000	11,915,312

Total U.S. Treasury Notes (cost $77,398,512)		79,491,124

Yankee Dollars 0.5%

	Principal Amount	Market Value

Chemicals 0.5%
Agrium, Inc. 3.50%, 06/01/23	750,000	787,771
3.38%, 03/15/25	750,000	775,119
5.25%, 01/15/45	1,250,000	1,395,881

		2,958,771

Total Yankee Dollars (cost $2,820,646)		2,958,771

Mutual Fund 0.0%†

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(g)(h)	17,943	17,943

Total Mutual Fund (cost $17,943)		17,943

Repurchase Agreement 0.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $840,408, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $857,195.(h)	$840,387	840,387

Total Repurchase Agreement (cost $840,387)		840,387

Total Investments (cost $508,416,474)(i) — 91.0%		524,505,173
Other assets in excess of liabilities — 9.0%		52,027,746

NET ASSETS — 100.0%		$576,532,919

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $97,236,389 which represents 16.87% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2016.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date reflects the next call date.
(e)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $836,481.
(f)	Principal amounts are not adjusted for inflation.
(g)	Represents 7-day effective yield as of July 31, 2016.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $858,330.
(i)	At July 31, 2016, the tax basis cost of the Fund’s investments was $508,455,496, tax unrealized appreciation and depreciation were $17,820,738 and $(1,771,061), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
BA	Limited
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

At July 31, 2016, the Fund’s open written options contracts were as follows:

Put Options

Number of contracts	Description	Counterparty	Expiration Date	Premiums Paid/ (Received)	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
100	U.S. 30 Year Treasury Bond Future (Strike Price USD 164.00)	UBS AG	08/26/16	$(21,605)	$(7,813)	$13,792

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(80)	U.S. Treasury Long Bond	09/21/16	$13,955,000	$(30,160)

At July 31, 2016, the Fund had $298,688 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$21,813,131	$—	$21,813,131
Collateralized Mortgage Obligations	—	13,943,946	—	13,943,946
Commercial Mortgage Backed Securities	—	24,387,631	—	24,387,631
Corporate Bonds	—	278,199,125	—	278,199,125
Municipal Bonds	—	2,539,975	—	2,539,975
Mutual Fund	17,943	—	—	17,943
Purchased Options	28,125	—	—	28,125
Repurchase Agreement	—	840,387	—	840,387
U.S. Government Mortgage Backed Agencies	—	92,826,732	—	92,826,732
U.S. Treasury Bond	—	7,458,283	—	7,458,283
U.S. Treasury Notes	—	79,491,124	—	79,491,124
Yankee Dollars	—	2,958,771	—	2,958,771

Total Assets	$46,068	$524,459,105	$—	$524,505,173

Liabilities:
Futures Contracts	$(30,160)	$—	$—	$(30,160)
Written Options	(7,813)	—	—	(7,813)

Total Liabilities	$(37,973)	$—	$—	$(37,973)

Total	$8,095	$524,459,105	$—	$524,467,200

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using option contracts and financial futures contracts.

Options

The Fund purchased and wrote put options on futures contracts. Such put option investments are utilized to gain exposure to and/or hedge against changes in interest rates. The purchase of put options serves as a short hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, and otherwise at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Purchased Option
Interest rate risk	Investments, at value	$28,125

Total		$28,125

Liabilities:		Fair Value
Written Option
Interest rate risk	Written option, at value	$(7,813)

Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(30,160)

Total		$(37,973)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value
Automobiles 0.1%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$1,000,000	$1,000,714

Credit Card 0.3%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	2,191,000	2,306,501
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	639,326

		2,945,827

Total Asset-Backed Securities (cost $3,985,087)		3,946,541

Commercial Mortgage Backed Securities 1.6%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	736,152
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	550,700
COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	845,682
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	100,000	108,686
Series K004, Class A1, 3.41%, 05/25/19	204,138	210,824
Series K006, Class A1, 3.40%, 07/25/19	152,195	156,505
Series K014, Class A1, 2.79%, 10/25/20	42,185	43,311
Series K020, Class A2, 2.37%, 05/25/22	600,000	622,967
Series K026, Class A2, 2.51%, 11/25/22	200,000	209,676
Series K031, Class A2, 3.30%, 04/25/23(a)	100,000	109,812
Series K033, Class A2, 3.06%, 07/25/23(a)	100,000	108,251
Series K037, Class A2, 3.49%, 01/25/24	200,000	222,375
Series K038, Class A1, 2.60%, 10/25/23	175,904	183,259
Series K038, Class A2, 3.39%, 03/25/24	800,000	886,803
Series K713, Class A2, 2.31%, 03/25/20	500,000	516,626
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	150,000	157,696
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	811,169
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,037,761
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	657,241
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	1,356,000	1,473,872
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,369,036
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,660,993
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4, 3.59%, 03/15/49	900,000	993,744
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	530,227

Total Commercial Mortgage Backed Securities (cost $13,615,883)		14,203,368

Corporate Bonds 26.1%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	277,880
Boeing Co. (The), 4.88%, 02/15/20	200,000	225,566
3.30%, 03/01/35	65,000	67,127
General Dynamics Corp., 3.88%, 07/15/21	150,000	165,657
Harris Corp., 3.83%, 04/27/25	250,000	269,332
4.85%, 04/27/35	55,000	61,453
L-3 Communications Corp., 4.95%, 02/15/21	250,000	277,023
Lockheed Martin Corp., 3.55%, 01/15/26	500,000	550,597
3.60%, 03/01/35	55,000	57,363
4.07%, 12/15/42	191,000	207,561
Raytheon Co., 6.40%, 12/15/18	144,000	161,449
3.13%, 10/15/20	250,000	267,827
3.15%, 12/15/24	75,000	81,616
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	78,208
United Technologies Corp., 6.13%, 07/15/38	150,000	209,316
4.50%, 06/01/42	250,000	296,141

		3,254,116

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	$199,779	$218,757
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	183,054	196,096
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	231,768	249,151

		664,004

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25	70,000	71,987
Delphi Corp., 4.15%, 03/15/24	150,000	161,216
Johnson Controls, Inc., 1.40%, 11/02/17	500,000	500,673
4.25%, 03/01/21	100,000	108,117

		841,993

Automobiles 0.6%
American Honda Finance Corp., 2.25%, 08/15/19	500,000	515,376
Ford Motor Co., 7.45%, 07/16/31	350,000	481,018
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	250,000	252,814
3.34%, 03/18/21	500,000	521,530
5.88%, 08/02/21	250,000	288,315
3.66%, 09/08/24	250,000	260,790
General Motors Co., 5.20%, 04/01/45	250,000	268,080
General Motors Financial Co., Inc., 3.10%, 01/15/19	500,000	511,245
3.15%, 01/15/20	391,000	397,690
4.38%, 09/25/21	100,000	107,116
5.25%, 03/01/26	350,000	390,793
Toyota Motor Credit Corp., 1.45%, 01/12/18	500,000	502,697
2.10%, 01/17/19	350,000	357,859
2.13%, 07/18/19	350,000	359,050

		5,214,373

Banks 4.4%
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	250,000	251,119
Bank of America Corp., 1.70%, 08/25/17	1,250,000	1,254,509
2.00%, 01/11/18	300,000	301,982
5.63%, 07/01/20	250,000	283,495
5.70%, 01/24/22	250,000	292,751
4.10%, 07/24/23	250,000	272,364
4.00%, 01/22/25	500,000	519,392
3.88%, 08/01/25	250,000	268,075
4.45%, 03/03/26	55,000	59,068
3.50%, 04/19/26	145,000	151,379
4.25%, 10/22/26	645,000	679,766
5.88%, 02/07/42	250,000	326,636
Bank of New York Mellon Corp. (The), 2.30%, 09/11/19	500,000	514,331
2.60%, 08/17/20	200,000	207,869
Series G, 3.00%, 02/24/25	105,000	111,544
Bank of Nova Scotia (The), 1.70%, 06/11/18	500,000	504,064
1.65%, 06/14/19	250,000	251,418
Bank One Corp., 8.00%, 04/29/27	202,000	275,878
Barclays Bank PLC, 5.14%, 10/14/20	250,000	269,569
Barclays PLC, 2.75%, 11/08/19	500,000	503,296
3.65%, 03/16/25	200,000	197,193
5.20%, 05/12/26	250,000	263,234
BB&T Corp., 2.45%, 01/15/20	300,000	309,297
BNP Paribas SA, 2.70%, 08/20/18	500,000	511,655
4.25%, 10/15/24	250,000	261,514
BPCE SA, 4.00%, 04/15/24	250,000	274,205
Capital One Financial Corp., 3.75%, 04/24/24	100,000	105,855
Capital One NA, 1.65%, 02/05/18	750,000	751,805
2.40%, 09/05/19	250,000	254,603
Citigroup, Inc., 2.05%, 12/07/18	250,000	252,611
2.65%, 10/26/20	250,000	255,928
3.88%, 10/25/23	350,000	378,088
3.75%, 06/16/24	300,000	319,877
3.30%, 04/27/25	155,000	160,140
5.50%, 09/13/25	250,000	284,595
3.70%, 01/12/26	250,000	265,223
4.60%, 03/09/26	105,000	112,918
3.40%, 05/01/26	200,000	206,101
4.30%, 11/20/26	450,000	471,840
6.63%, 06/15/32	232,000	286,968
Commonwealth Bank of Australia, 1.90%, 09/18/17	250,000	252,099
2.30%, 03/12/20	250,000	255,808
Compass Bank, 3.88%, 04/10/25	250,000	241,266
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.25%, 05/24/41	125,000	161,641
5.75%, 12/01/43	250,000	309,686
Credit Suisse, 2.30%, 05/28/19	250,000	253,395
Discover Bank, 7.00%, 04/15/20	300,000	341,306
Fifth Third Bancorp, 2.88%, 07/27/20	250,000	259,772
3.50%, 03/15/22	300,000	317,271
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	616,462
HSBC Holdings PLC, 2.95%, 05/25/21	500,000	508,811
3.60%, 05/25/23	200,000	207,220
4.25%, 03/14/24	250,000	260,445
4.30%, 03/08/26	200,000	214,468
3.90%, 05/25/26	250,000	259,608
HSBC USA, Inc., 1.63%, 01/16/18	500,000	499,893
2.63%, 09/24/18	250,000	254,558
2.38%, 11/13/19	350,000	354,862
2.75%, 08/07/20	250,000	254,743
Huntington Bancshares, Inc., 3.15%, 03/14/21	250,000	260,556
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	250,000	259,065
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	205,728
JPMorgan Chase & Co., 2.20%, 10/22/19	500,000	510,515
2.25%, 01/23/20	500,000	509,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
JPMorgan Chase & Co., (continued) 2.75%, 06/23/20	$250,000	$258,652
2.55%, 03/01/21	250,000	256,039
2.40%, 06/07/21	500,000	508,904
3.38%, 05/01/23	250,000	255,441
3.63%, 05/13/24	350,000	374,619
3.13%, 01/23/25	250,000	256,870
3.30%, 04/01/26	250,000	259,936
4.13%, 12/15/26	250,000	268,750
5.60%, 07/15/41	200,000	259,158
4.85%, 02/01/44	250,000	304,682
KeyBank NA, 2.50%, 12/15/19	250,000	257,290
KeyCorp, 5.10%, 03/24/21	150,000	170,155
Kreditanstalt fuer Wiederaufbau, 4.38%, 03/15/18	800,000	845,258
1.00%, 06/11/18	1,000,000	1,002,327
2.75%, 09/08/20	550,000	584,465
Lloyds Bank PLC, 2.40%, 03/17/20	250,000	254,650
Lloyds Banking Group PLC, 4.50%, 11/04/24	250,000	259,326
4.65%, 03/24/26	250,000	257,986
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	508,051
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26	250,000	273,872
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	256,237
National Australia Bank Ltd., 3.38%, 01/14/26(b)	250,000	270,164
PNC Bank NA, 2.95%, 01/30/23	350,000	362,211
3.30%, 10/30/24	250,000	268,587
PNC Funding Corp., 5.13%, 02/08/20	400,000	447,587
Regions Banks/Birmingham Al, 2.25%, 09/14/18	250,000	251,675
Royal Bank of Canada, 1.40%, 10/13/17	315,000	315,750
2.00%, 12/10/18	250,000	252,825
2.15%, 03/06/20	250,000	255,022
2.50%, 01/19/21	250,000	259,413
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26	250,000	258,696
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	256,275
2.65%, 04/17/20	150,000	150,762
Santander UK Group Holdings PLC, 2.88%, 10/16/20	105,000	105,910
Santander UK PLC, 2.38%, 03/16/20	250,000	252,267
State Street Corp., 4.38%, 03/07/21	300,000	334,965
3.30%, 12/16/24	155,000	168,007
Sumitomo Mitsui Banking Corp., 2.45%, 01/16/20	250,000	255,646
Sumitomo Mitsui Financial Group, Inc., 3.78%, 03/09/26	500,000	547,263
Toronto-Dominion Bank (The), 1.40%, 04/30/18	250,000	251,135
US Bancorp, 4.13%, 05/24/21	100,000	111,548
US Bank NA, 1.40%, 04/26/19	500,000	502,189
2.13%, 10/28/19	500,000	512,342
Wells Fargo & Co., 1.50%, 01/16/18	750,000	753,797
2.15%, 01/15/19	500,000	510,024
Series N, 2.15%, 01/30/20	500,000	510,137
3.00%, 01/22/21	500,000	522,552
2.50%, 03/04/21	240,000	246,222
3.00%, 02/19/25	260,000	268,504
3.00%, 04/22/26	250,000	256,800
4.30%, 07/22/27	200,000	218,985
5.38%, 02/07/35	118,000	147,604
5.61%, 01/15/44	483,000	600,324
3.90%, 05/01/45	150,000	159,062
4.40%, 06/14/46	100,000	106,020
Westpac Banking Corp., 2.25%, 07/30/18	500,000	509,274

		39,663,430

Beverages 0.8%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	178,716
6.00%, 11/01/41	103,000	138,084
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	600,000	621,511
3.65%, 02/01/26	500,000	536,842
4.70%, 02/01/36	350,000	405,692
4.63%, 02/01/44	350,000	410,907
4.90%, 02/01/46	465,000	566,425
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	224,479
2.50%, 07/15/22	250,000	256,094
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	215,419
3.20%, 11/01/23	400,000	435,574
Diageo Capital PLC, 1.13%, 04/29/18	350,000	350,062
Diageo Investment Corp., 2.88%, 05/11/22	500,000	526,438
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	265,424
Molson Coors Brewing Co., 1.45%, 07/15/19	250,000	251,300
3.50%, 05/01/22	250,000	268,764
3.00%, 07/15/26	95,000	97,019
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	244,000	354,363
PepsiCo, Inc., 1.85%, 04/30/20	250,000	255,143
3.13%, 11/01/20	200,000	213,962
3.60%, 03/01/24	250,000	275,841
2.85%, 02/24/26	575,000	611,687

		7,459,746

Biotechnology 0.4%
Amgen, Inc., 3.45%, 10/01/20	200,000	214,693
4.56%, 06/15/48(c)	387,000	422,682
4.66%, 06/15/51(c)	279,000	300,020
Biogen, Inc., 3.63%, 09/15/22	500,000	536,743
4.05%, 09/15/25	95,000	103,997
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	110,413
Celgene Corp., 3.25%, 08/15/22	200,000	209,837
4.63%, 05/15/44	150,000	161,854
5.00%, 08/15/45	250,000	290,912
Gilead Sciences, Inc., 2.05%, 04/01/19	500,000	510,971
4.50%, 04/01/21	100,000	112,301
3.70%, 04/01/24	150,000	162,881

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Biotechnology (continued)
Gilead Sciences, Inc., (continued)
3.50%, 02/01/25	$145,000	$156,270
3.65%, 03/01/26	75,000	81,822
4.50%, 02/01/45	250,000	282,210
4.75%, 03/01/46	150,000	175,362

		3,832,968

Capital Markets 1.4%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	111,768
4.00%, 10/15/23	250,000	274,950
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	260,656
Brookfield Finance, Inc., 4.25%, 06/02/26	250,000	257,885
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	152,626
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	250,000	250,816
3.80%, 09/15/22	250,000	254,467
4.55%, 04/17/26(c)	250,000	263,858
Credit Suisse USA, Inc., 7.13%, 07/15/32	195,000	266,187
Deutsche Bank AG, 1.88%, 02/13/18	650,000	646,581
Series 1254, 4.10%, 01/13/26	250,000	249,491
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	261,078
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	500,000	512,725
Series D, 6.00%, 06/15/20	500,000	572,139
2.63%, 04/25/21	500,000	509,122
5.75%, 01/24/22	250,000	290,876
4.00%, 03/03/24	250,000	270,769
3.50%, 01/23/25	500,000	520,428
3.75%, 05/22/25	350,000	369,402
3.75%, 02/25/26	315,000	333,135
6.13%, 02/15/33	200,000	254,246
6.75%, 10/01/37	450,000	576,937
Jefferies Group LLC, 6.88%, 04/15/21	250,000	287,147
Morgan Stanley, 2.13%, 04/25/18	250,000	252,523
2.50%, 01/24/19	350,000	357,975
7.30%, 05/13/19	400,000	458,892
2.65%, 01/27/20	500,000	511,854
2.80%, 06/16/20	230,000	236,859
5.50%, 07/28/21	150,000	171,750
4.10%, 05/22/23	350,000	369,567
4.00%, 07/23/25	155,000	167,126
3.88%, 01/27/26	250,000	266,837
4.35%, 09/08/26	250,000	266,148
3.95%, 04/23/27	250,000	258,247
7.25%, 04/01/32	226,000	313,671
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	260,763
3.63%, 04/01/25	250,000	269,241
UBS AG, 2.35%, 03/26/20	250,000	256,747

		12,165,489

Chemicals 0.5%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	250,926
Albemarle Corp., 5.45%, 12/01/44	200,000	225,062
CF Industries, Inc., 3.45%, 06/01/23	200,000	201,752
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	164,764
3.50%, 10/01/24	250,000	265,675
4.38%, 11/15/42	150,000	154,262
E.I. du Pont de Nemours & Co., 4.90%, 01/15/41	200,000	232,933
Eastman Chemical Co., 3.60%, 08/15/22	250,000	264,965
Ecolab, Inc., 2.25%, 01/12/20	135,000	138,313
4.35%, 12/08/21	100,000	112,946
3.25%, 01/14/23	250,000	262,527
Lubrizol Corp., 6.50%, 10/01/34	103,000	141,396
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	469,634
4.63%, 02/26/55	100,000	99,857
Monsanto Co., 2.75%, 07/15/21	500,000	516,072
4.20%, 07/15/34	70,000	71,367
Mosaic Co. (The), 5.45%, 11/15/33	250,000	280,815
Praxair, Inc., 4.05%, 03/15/21	150,000	166,488
3.20%, 01/30/26	250,000	272,488

		4,292,242

Commercial Services & Supplies 0.2%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	307,803
GATX Corp., 2.38%, 07/30/18	250,000	252,471
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	246,702
Northwestern University, 3.87%, 12/01/48	100,000	116,170
Princeton University, 5.70%, 03/01/39	200,000	290,296
Republic Services, Inc., 5.25%, 11/15/21	350,000	406,069
3.20%, 03/15/25	250,000	262,247
Waste Management, Inc., 3.90%, 03/01/35	90,000	98,013

		1,979,771

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	367,258
5.50%, 01/15/40	250,000	334,812
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	149,921
7.50%, 05/15/25	144,000	171,281
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	162,492

		1,185,764

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	115,892

Consumer Finance 0.2%
American Express Co., 6.15%, 08/28/17	125,000	131,596
3.63%, 12/05/24	150,000	156,468
American Express Credit Corp., 1.55%, 09/22/17	750,000	753,431
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	257,807

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
Synchrony Financial, 4.50%, 07/23/25	$190,000	$203,152
Visa, Inc., 3.15%, 12/14/25	195,000	209,433
4.30%, 12/14/45	350,000	412,629

		2,124,516

Diversified Financial Services 0.3%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	66,282
AXA Financial, Inc., 7.00%, 04/01/28	92,000	119,922
CME Group, Inc., 3.00%, 03/15/25	250,000	266,884
GE Capital International Funding Co., 2.34%, 11/15/20	206,000	213,593
GE Capital International Funding Co. Unlimited Co, 4.42%, 11/15/35	832,000	958,982
Intercontinental Exchange, Inc., 3.75%, 12/01/25	80,000	87,657
McGraw Hill Financial, Inc., 4.40%, 02/15/26	250,000	281,049
Moody’s Corp., 4.50%, 09/01/22	100,000	111,875
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	111,000	169,008
Western Union Co. (The), 6.20%, 11/17/36	100,000	106,632

		2,381,884

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.38%, 11/27/18	300,000	306,256
2.45%, 06/30/20	750,000	768,007
3.80%, 03/15/22	500,000	539,000
3.90%, 03/11/24	500,000	536,786
3.95%, 01/15/25	350,000	377,798
4.13%, 02/17/26	250,000	272,233
4.50%, 05/15/35	310,000	327,240
6.55%, 02/15/39	310,000	395,125
5.35%, 09/01/40	275,000	312,209
4.30%, 12/15/42	267,000	265,644
4.80%, 06/15/44	150,000	159,046
4.75%, 05/15/46	250,000	264,738
British Telecommunications PLC, 9.38%, 12/15/30	191,000	303,226
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	166,174
France Telecom SA, 9.00%, 03/01/31	133,000	211,100
GTE Corp., 6.94%, 04/15/28	103,000	133,871
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	574,473
4.57%, 04/27/23	200,000	225,406
Verizon Communications, Inc., 3.65%, 09/14/18	250,000	262,699
3.50%, 11/01/24	500,000	538,765
6.40%, 09/15/33	250,000	324,186
4.40%, 11/01/34	500,000	529,724
5.85%, 09/15/35	82,000	101,847
3.85%, 11/01/42	250,000	243,090
6.55%, 09/15/43	750,000	1,020,422
4.52%, 09/15/48	250,000	266,796
5.01%, 08/21/54	150,000	165,049

		9,590,910

Electric Utilities 1.8%
Alabama Power Co., 5.70%, 02/15/33	276,000	346,118
Ameren Illinois Co., 2.70%, 09/01/22	350,000	366,646
Appalachian Power Co., 5.80%, 10/01/35	144,000	175,503
Arizona Public Service Co., 5.50%, 09/01/35	150,000	191,913
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	816,159
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	240,032
CMS Energy Corp., 3.00%, 05/15/26	250,000	258,635
Commonwealth Edison Co., 3.10%, 11/01/24	500,000	533,061
Consolidated Edison Co. of New York, Inc., 3.30%, 12/01/24	350,000	380,821
Series 03-A, 5.88%, 04/01/33	82,000	104,379
5.70%, 06/15/40	150,000	199,039
Delmarva Power & Light Co., 4.00%, 06/01/42	100,000	108,830
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	110,270
3.63%, 12/01/24	250,000	266,524
Series B, 5.95%, 06/15/35	174,000	214,086
DTE Electric Co., 3.65%, 03/15/24	250,000	275,708
3.70%, 03/15/45	180,000	195,006
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	556,368
Duke Energy Corp., 3.05%, 08/15/22	200,000	208,246
3.75%, 04/15/24	250,000	272,549
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	108,832
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	59,803
3.70%, 06/15/46	250,000	265,302
Emera US Finance LP, 3.55%, 06/15/26(c)	250,000	262,437
Entergy Corp., 5.13%, 09/15/20	300,000	330,183
4.00%, 07/15/22	200,000	216,924
Exelon Corp., 5.63%, 06/15/35	250,000	304,834
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	257,054
5.75%, 10/01/41	150,000	164,935
Florida Power & Light Co., 5.65%, 02/01/37	200,000	269,861
4.05%, 10/01/44	250,000	290,512
Florida Power Corp., 5.90%, 03/01/33	247,000	312,876
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	109,943
Kansas City Power & Light Co., 3.65%, 08/15/25	100,000	107,060
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	270,205
Nevada Power Co., 5.45%, 05/15/41	100,000	129,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Nisource Finance Corp., 5.95%, 06/15/41	$150,000	$196,580
Northeast Utilities, Series H, 3.15%, 01/15/25	125,000	130,989
Northern States Power Co., 4.00%, 08/15/45	85,000	96,920
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	213,742
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	198,348
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	534,598
2.95%, 03/01/26	250,000	262,106
5.80%, 03/01/37	150,000	198,242
6.25%, 03/01/39	100,000	139,697
PacifiCorp, 5.25%, 06/15/35	123,000	153,065
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	292,383
Progress Energy, Inc., 7.75%, 03/01/31	164,000	232,325
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	210,802
Public Service Electric & Gas Co., 3.05%, 11/15/24	250,000	267,860
3.95%, 05/01/42	200,000	224,339
Puget Energy, Inc., 3.65%, 05/15/25	250,000	262,057
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	131,066
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	168,299
Scottish Power Ltd., 5.81%, 03/15/25	82,000	94,223
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	267,314
Southern California Edison Co., Series B, 2.40%, 02/01/22	250,000	258,087
6.00%, 01/15/34	123,000	165,059
Series 05-B, 5.55%, 01/15/36	164,000	213,269
Southern Co. (The), 2.75%, 06/15/20	300,000	311,383
3.25%, 07/01/26	210,000	219,618
4.40%, 07/01/46	250,000	276,966
Southern Power Co., 4.15%, 12/01/25	250,000	271,501
Tampa Electric Co., 5.40%, 05/15/21	250,000	285,426
Virginia Electric and Power Co., Series B, 4.20%, 05/15/45	120,000	137,649
WEC Energy Group, Inc., 3.55%, 06/15/25	250,000	272,905
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	265,036
5.63%, 05/15/33	41,000	52,833
Wisconsin Power & Light Co., 4.10%, 10/15/44	100,000	112,050
Xcel Energy, Inc., 6.50%, 07/01/36	123,000	170,237

		16,567,375

Electrical Equipment 0.1%
Honeywell International, Inc., 5.30%, 03/01/18	500,000	534,184
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	110,850
Precision Castparts Corp., 1.25%, 01/15/18	175,000	175,730
4.20%, 06/15/35	250,000	288,850
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	158,584

		1,268,198

Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	105,993
Avnet Inc, 5.88%, 06/15/20	250,000	279,659
Corning, Inc., 2.90%, 05/15/22	365,000	373,481
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	228,580

		987,713

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	250,000	262,182
Halliburton Co., 3.80%, 11/15/25	400,000	414,635
6.70%, 09/15/38	250,000	331,092
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	79,288

		1,087,197

Food & Staples Retailing 0.4%
CVS Health Corp., 3.50%, 07/20/22	500,000	542,542
3.38%, 08/12/24	500,000	535,717
2.88%, 06/01/26	250,000	257,677
4.88%, 07/20/35	250,000	298,893
Kroger Co. (The), 4.00%, 02/01/24	350,000	389,729
7.50%, 04/01/31	178,000	254,811
Sysco Corp., 3.75%, 10/01/25	75,000	81,907
3.30%, 07/15/26	130,000	137,375
5.38%, 09/21/35	74,000	89,914
Walgreen Co., 3.10%, 09/15/22	150,000	157,215
Walgreens Boots Alliance, Inc., 2.60%, 06/01/21	500,000	512,275
3.45%, 06/01/26	55,000	57,600
4.50%, 11/18/34	155,000	169,536

		3,485,191

Food Products 0.4%
Campbell Soup Co., 4.25%, 04/15/21	100,000	110,346
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	199,228
General Mills, Inc., 2.20%, 10/21/19	500,000	512,385
3.15%, 12/15/21	200,000	213,365
HJ Heinz Co., 5.20%, 07/15/45(c)	150,000	181,270
JM Smucker Co. (The), 4.25%, 03/15/35	200,000	222,669
Kellogg Co., 3.25%, 04/01/26	40,000	41,750
Kraft Foods Group, Inc., 3.50%, 06/06/22	500,000	538,334
6.88%, 01/26/39	138,000	194,089
Kraft Heinz Foods Co., 3.00%, 06/01/26(c)	60,000	61,346
4.38%, 06/01/46(c)	250,000	271,969
Mead Johnson Nutrition Co., 4.13%, 11/15/25	110,000	120,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products (continued)
Mondelez International, Inc., 4.00%, 02/01/24	$200,000	$220,920
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	277,699
Unilever Capital Corp., 2.00%, 07/28/26	250,000	247,957
5.90%, 11/15/32	144,000	205,022

		3,619,306

Gas Utilities 1.0%
AGL Capital Corp., 4.40%, 06/01/43	100,000	106,609
Atmos Energy Corp., 4.13%, 10/15/44	200,000	221,936
Buckeye Partners LP, 4.15%, 07/01/23	250,000	254,566
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	229,462
Columbia Pipeline Group, Inc., 3.30%, 06/01/20	350,000	364,296
Dominion Gas Holdings LLC, 2.80%, 11/15/20	335,000	346,668
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	59,177
Enable Midstream Partners LP, 5.00%, 05/15/44	150,000	124,432
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	266,623
Energy Transfer Partners LP, 4.65%, 06/01/21	100,000	104,328
5.20%, 02/01/22	250,000	266,722
6.05%, 06/01/41	100,000	100,724
6.50%, 02/01/42	250,000	264,415
Enterprise Products Operating LLC, Series L, 6.30%, 09/15/17	250,000	262,959
6.13%, 10/15/39	215,000	260,440
4.85%, 08/15/42	150,000	157,385
4.95%, 10/15/54	250,000	256,363
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	425,000	479,198
5.80%, 03/15/35	144,000	149,962
6.38%, 03/01/41	250,000	271,357
Kinder Morgan, Inc., 3.05%, 12/01/19	500,000	512,645
4.30%, 06/01/25	85,000	88,009
5.30%, 12/01/34	200,000	201,288
5.05%, 02/15/46	250,000	235,840
MPLX LP, 5.50%, 02/15/23(c)	250,000	257,600
4.50%, 07/15/23(c)	250,000	244,980
National Fuel Gas Co., 3.75%, 03/01/23	250,000	248,774
ONEOK Partners LP, 4.90%, 03/15/25	250,000	259,967
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 06/15/44	250,000	221,974
Sempra Energy, 4.05%, 12/01/23	200,000	218,586
6.00%, 10/15/39	100,000	129,337
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	133,636
Spectra Energy Partners LP, 3.50%, 03/15/25	250,000	256,186
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150,000	149,569
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	267,902
4.63%, 03/01/34	250,000	267,932
Williams Partners LP, 3.90%, 01/15/25	250,000	236,817
5.40%, 03/04/44	250,000	233,613

		8,712,277

Health Care Providers & Services 1.1%
Abbott Laboratories, 5.30%, 05/27/40	250,000	302,968
Aetna, Inc., 2.40%, 06/15/21	750,000	764,505
6.63%, 06/15/36	250,000	341,883
AmerisourceBergen Corp., 4.25%, 03/01/45	250,000	272,130
Anthem, Inc., 4.65%, 08/15/44	250,000	277,193
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	261,899
3.30%, 03/01/23	250,000	262,740
Boston Scientific Corp., 2.65%, 10/01/18	250,000	256,417
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	211,836
3.75%, 09/15/25	170,000	185,994
Cigna Corp., 3.25%, 04/15/25	250,000	260,664
5.38%, 02/15/42	150,000	184,457
Covidien International Finance SA, 6.00%, 10/15/17	440,000	466,280
Danaher Corp., 3.90%, 06/23/21	100,000	110,405
Express Scripts Holding Co., 4.50%, 02/25/26	250,000	278,154
Express Scripts, Inc., 3.90%, 02/15/22	250,000	270,863
Humana, Inc., 3.15%, 12/01/22	250,000	259,507
Laboratory Corp. of America Holdings, 3.75%, 08/23/22	200,000	212,999
McKesson Corp., 6.00%, 03/01/41	100,000	129,193
Medtronic, Inc., 3.15%, 03/15/22	135,000	144,769
3.63%, 03/15/24	200,000	220,858
4.38%, 03/15/35	250,000	287,910
4.63%, 03/15/45	250,000	305,842
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	207,940
3.88%, 09/15/25	45,000	48,813
Stryker Corp., 1.30%, 04/01/18	350,000	350,294
3.38%, 11/01/25	80,000	84,887
3.50%, 03/15/26	35,000	37,544
4.63%, 03/15/46	200,000	232,593
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	265,406
UnitedHealth Group, Inc., 1.63%, 03/15/19	250,000	252,735
2.88%, 12/15/21	500,000	529,140
4.63%, 07/15/35	25,000	29,719
5.80%, 03/15/36	417,000	564,846
WellPoint, Inc., 3.50%, 08/15/24	250,000	263,400
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	157,286
4.25%, 08/15/35	210,000	220,389

		9,514,458

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	$100,000	$112,675
Marriott International, Inc., Series N, 3.13%, 10/15/21	250,000	260,719
McDonald’s Corp., 5.35%, 03/01/18	240,000	255,512
3.70%, 01/30/26	250,000	273,985
4.88%, 07/15/40	250,000	293,965
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	167,498

		1,364,354

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	57,000	75,094
Newell Brands, Inc., 4.20%, 04/01/26	530,000	579,037
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250,000	257,193
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	158,026
Whirlpool Corp., 3.70%, 05/01/25	250,000	267,330

		1,336,680

Household Products 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22	250,000	260,715
2.65%, 03/01/25	55,000	58,174
3.20%, 07/30/46	210,000	211,476

		530,365

Industrial Conglomerates 0.5%
3M Co., 3.00%, 08/07/25	250,000	272,378
5.70%, 03/15/37	50,000	68,894
Dover Corp., 5.38%, 03/01/41	50,000	64,271
Eaton Corp., 2.75%, 11/02/22	250,000	258,235
4.00%, 11/02/32	150,000	161,584
General Electric Capital Corp., 2.20%, 01/09/20	250,000	257,854
5.30%, 02/11/21	72,000	83,468
6.75%, 03/15/32	106,000	150,416
6.15%, 08/07/37	144,000	203,026
5.88%, 01/14/38	150,000	206,374
6.88%, 01/10/39	100,000	153,507
General Electric Co., 5.25%, 12/06/17	400,000	422,716
2.70%, 10/09/22	250,000	262,854
3.38%, 03/11/24	250,000	274,852
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	248,860
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	50,000	51,748
5.75%, 06/15/43	50,000	63,403
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	250,000	266,361
Parker-Hannifin Corp., 4.20%, 11/21/34	250,000	284,375
Pentair Finance SA, 1.88%, 09/15/17	250,000	249,495
Textron, Inc., 4.30%, 03/01/24	250,000	270,209

		4,274,880

Information Technology Services 0.3%
Computer Sciences Corp., 4.45%, 09/15/22	100,000	106,188
Fidelity National Information Services, Inc., 5.00%, 10/15/25	250,000	289,314
Fiserv, Inc., 4.75%, 06/15/21	200,000	222,714
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(c)	500,000	536,207
International Business Machines Corp., 1.13%, 02/06/18	500,000	502,093
2.90%, 11/01/21	150,000	159,671
3.45%, 02/19/26	250,000	273,355
5.88%, 11/29/32	250,000	328,885

		2,418,427

Insurance 1.1%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	258,424
3.35%, 05/03/26	45,000	48,541
4.35%, 11/03/45	250,000	295,973
Aflac, Inc., 3.63%, 11/15/24	250,000	270,715
Alleghany Corp., 4.95%, 06/27/22	250,000	278,921
Allstate Corp. (The), 6.50%, 05/15/57(a)	145,000	160,950
American International Group, Inc., 3.30%, 03/01/21	445,000	466,596
3.90%, 04/01/26	240,000	251,642
4.80%, 07/10/45	250,000	265,266
Aon Corp., 5.00%, 09/30/20	400,000	447,034
Aon PLC, 3.88%, 12/15/25	100,000	107,036
Assurant, Inc., 2.50%, 03/15/18	250,000	253,209
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	150,000	174,826
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	504,693
3.13%, 03/15/26	500,000	532,174
CNA Financial Corp., 5.75%, 08/15/21	250,000	289,432
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100,000	124,978
Lincoln National Corp., 4.85%, 06/24/21	50,000	55,540
6.15%, 04/07/36	160,000	191,928
Loews Corp., 4.13%, 05/15/43	100,000	104,743
Manulife Financial Corp., 4.15%, 03/04/26	100,000	108,474
Markel Corp., 3.63%, 03/30/23	250,000	259,340
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	333,720
MetLife, Inc., 1.90%, 12/15/17	500,000	503,961
3.05%, 12/15/22	250,000	260,070
5.70%, 06/15/35	86,000	106,074
6.40%, 12/15/36	200,000	221,966
4.60%, 05/13/46	85,000	93,746
Nationwide Financial Services, Inc., 6.75%, 05/15/37	75,000	77,625
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	259,293
Progressive Corp. (The), 3.75%, 08/23/21	150,000	164,764

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Progressive Corp. (The), (continued)
6.25%, 12/01/32	$113,000	$152,850
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	282,127
Series B, 5.75%, 07/15/33	103,000	123,795
6.63%, 06/21/40	200,000	266,060
5.62%, 06/15/43(a)	150,000	160,612
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,937
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	134,147
Travelers Cos., Inc. (The), 5.75%, 12/15/17	90,000	95,493
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	183,057
Voya Financial, Inc., 3.65%, 06/15/26	350,000	354,580
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,378
WR Berkley Corp., 4.75%, 08/01/44	250,000	268,516

		9,714,206

Internet & Catalog Retail 0.1%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	200,000	206,516
Amazon.com, Inc., 3.30%, 12/05/21	250,000	270,064
4.80%, 12/05/34	250,000	298,852
eBay, Inc., 3.25%, 10/15/20	100,000	104,980
3.80%, 03/09/22	140,000	149,272
Expedia, Inc., 5.95%, 08/15/20	150,000	168,607
QVC, Inc., 4.38%, 03/15/23	100,000	102,507

		1,300,798

Internet Software & Services 0.0%†
Alphabet, Inc., 3.63%, 05/19/21	100,000	110,380

IT Services 0.0%†
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26	80,000	82,380

Machinery 0.3%
Caterpillar Financial Services Corp., 1.70%, 06/16/18	250,000	253,439
2.75%, 08/20/21	500,000	526,599
Caterpillar, Inc., 2.60%, 06/26/22	250,000	260,551
6.05%, 08/15/36	123,000	166,443
3.80%, 08/15/42	97,000	100,726
Deere & Co., 3.90%, 06/09/42	100,000	111,364
IDEX Corp., 4.20%, 12/15/21	200,000	214,417
John Deere Capital Corp., 1.30%, 03/12/18	400,000	401,642
1.95%, 01/08/19	250,000	255,265

		2,290,446

Media 1.1%
21st Century Fox America, Inc., 4.00%, 10/01/23	250,000	275,187
3.70%, 09/15/24	100,000	109,137
3.70%, 10/15/25	250,000	276,104
7.28%, 06/30/28	53,000	72,730
6.55%, 03/15/33	450,000	587,174
CBS Corp., 3.70%, 08/15/24	250,000	264,452
5.50%, 05/15/33	82,000	92,213
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(c)	330,000	364,372
6.83%, 10/23/55(c)	250,000	312,605
Comcast Corp., 3.15%, 03/01/26	250,000	267,476
4.25%, 01/15/33	250,000	280,919
7.05%, 03/15/33	205,000	298,057
4.20%, 08/15/34	150,000	167,036
6.50%, 11/15/35	70,000	98,471
6.95%, 08/15/37	205,000	303,889
Discovery Communications LLC, 5.05%, 06/01/20	350,000	381,795
3.45%, 03/15/25	135,000	132,916
4.90%, 03/11/26	50,000	54,029
Grupo Televisa SAB, 5.00%, 05/13/45	250,000	253,293
Historic TW, Inc., 6.88%, 06/15/18	122,000	134,275
NBCUniversal Media LLC, 5.15%, 04/30/20	250,000	284,707
5.95%, 04/01/41	100,000	136,512
4.45%, 01/15/43	200,000	230,443
Omnicom Group, Inc., 3.63%, 05/01/22	50,000	53,660
3.60%, 04/15/26	250,000	266,346
Thomson Reuters Corp., 3.85%, 09/29/24	250,000	269,412
3.35%, 05/15/26	140,000	145,446
Time Warner Cable, Inc., 6.75%, 07/01/18	415,000	455,007
5.50%, 09/01/41	250,000	273,645
4.50%, 09/15/42	250,000	242,820
Time Warner, Inc., 7.63%, 04/15/31	523,000	745,141
7.70%, 05/01/32	248,000	355,893
Viacom, Inc., 3.25%, 03/15/23	400,000	402,034
4.38%, 03/15/43	200,000	172,664
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	501,855
3.00%, 02/13/26	250,000	267,965
3.00%, 07/30/46	60,000	56,928
WPP Finance 2010, 4.75%, 11/21/21	100,000	111,702
3.75%, 09/19/24	250,000	267,405

		9,965,715

Metals & Mining 0.3%
Barrick Gold Corp., 4.10%, 05/01/23	79,000	84,760
5.25%, 04/01/42	200,000	216,672
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	250,000	268,172
3.85%, 09/30/23(b)	500,000	554,016
Goldcorp, Inc., 2.13%, 03/15/18	250,000	251,116
Newmont Mining Corp., 5.88%, 04/01/35	164,000	181,843
Nucor Corp., 4.00%, 08/01/23	250,000	272,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	$144,000	$162,884
Rio Tinto Finance USA PLC, 2.88%, 08/21/22(b)	194,000	201,694
4.13%, 08/21/42	150,000	157,348
Southern Copper Corp., 6.75%, 04/16/40	100,000	108,019
5.88%, 04/23/45	150,000	149,177
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	294,525
Vale SA, 5.63%, 09/11/42	150,000	127,875

		3,030,272

Multiline Retail 0.4%
Costco Wholesale Corp., 2.25%, 02/15/22	85,000	87,936
Dollar General Corp., 1.88%, 04/15/18	250,000	251,993
Kohl’s Corp., 4.00%, 11/01/21	100,000	106,429
3.25%, 02/01/23	150,000	150,920
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	50,000	56,862
6.70%, 07/15/34	150,000	166,771
Nordstrom, Inc., 4.00%, 10/15/21	250,000	269,109
Target Corp., 6.00%, 01/15/18	300,000	321,663
2.50%, 04/15/26	250,000	259,774
6.35%, 11/01/32	154,000	212,378
Wal-Mart Stores, Inc., 4.25%, 04/15/21	500,000	566,862
7.55%, 02/15/30	82,000	127,176
5.25%, 09/01/35	242,000	326,925
6.20%, 04/15/38	250,000	362,893
5.63%, 04/15/41	150,000	207,918
4.75%, 10/02/43	200,000	252,218

		3,727,827

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	65,208
Xerox Corp., 6.35%, 05/15/18	200,000	214,654
4.80%, 03/01/35(b)	120,000	116,165

		396,027

Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp., 6.38%, 09/15/17	13,000	13,630
5.55%, 03/15/26	250,000	272,896
6.45%, 09/15/36	269,000	300,523
Apache Corp., 3.63%, 02/01/21	250,000	261,920
4.75%, 04/15/43	250,000	248,380
BP Capital Markets PLC, 1.38%, 05/10/18	250,000	250,608
2.32%, 02/13/20	250,000	256,259
4.50%, 10/01/20	100,000	111,104
3.56%, 11/01/21	250,000	269,983
3.06%, 03/17/22	210,000	220,483
3.51%, 03/17/25	250,000	263,696
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	223,217
Chevron Corp., 1.72%, 06/24/18	500,000	506,654
2.19%, 11/15/19	55,000	56,480
2.36%, 12/05/22	250,000	254,934
2.95%, 05/16/26	250,000	258,586
ConocoPhillips, 5.90%, 10/15/32	123,000	147,082
6.50%, 02/01/39	200,000	249,922
ConocoPhillips Co., 2.40%, 12/15/22	250,000	242,977
3.35%, 05/15/25(b)	250,000	251,656
4.15%, 11/15/34	145,000	143,030
Devon Energy Corp., 7.95%, 04/15/32	250,000	296,630
5.00%, 06/15/45	150,000	138,308
Ecopetrol SA, 5.88%, 05/28/45	325,000	287,219
EOG Resources, Inc., 5.63%, 06/01/19	130,000	143,053
4.10%, 02/01/21	200,000	217,197
Exxon Mobil Corp., 3.18%, 03/15/24	350,000	378,701
2.71%, 03/06/25	250,000	261,445
3.04%, 03/01/26	75,000	79,610
4.11%, 03/01/46	200,000	224,569
Hess Corp., 7.30%, 08/15/31	196,000	226,107
Husky Energy, Inc., 3.95%, 04/15/22	200,000	208,431
Marathon Oil Corp., 6.80%, 03/15/32	82,000	86,341
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	334,650
6.50%, 03/01/41	100,000	107,550
Noble Energy, Inc., 3.90%, 11/15/24	250,000	255,885
6.00%, 03/01/41	150,000	168,761
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	210,224
3.40%, 04/15/26	140,000	147,218
Pemex Project Funding Master Trust, 6.63%, 06/15/35	301,000	311,219
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	507,750
4.50%, 01/23/26	250,000	241,750
5.50%, 06/27/44	250,000	226,222
6.38%, 01/23/45	250,000	249,625
5.63%, 01/23/46	100,000	91,610
Phillips 66, 5.88%, 05/01/42	150,000	181,360
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	52,645
Shell International Finance BV, 1.13%, 08/21/17	1,000,000	1,001,503
4.13%, 05/11/35	150,000	162,234
6.38%, 12/15/38	250,000	333,716
4.55%, 08/12/43	250,000	275,873
4.00%, 05/10/46	150,000	154,293
Statoil ASA, 3.13%, 08/17/17	250,000	255,368
1.15%, 05/15/18	250,000	249,647
2.75%, 11/10/21	500,000	520,246
Total Capital International SA, 3.70%, 01/15/24	500,000	546,138
Valero Energy Corp., 3.65%, 03/15/25	205,000	207,725
7.50%, 04/15/32	82,000	100,928
6.63%, 06/15/37	100,000	111,802

		14,357,573

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Paper & Forest Products 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31	$200,000	$322,971
International Paper Co., 4.80%, 06/15/44	250,000	271,030

		594,001

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	105,232
Procter & Gamble Co. (The), 1.90%, 11/01/19	250,000	257,190
5.80%, 08/15/34	205,000	292,408

		654,830

Pharmaceuticals 1.2%
AbbVie, Inc., 1.80%, 05/14/18	250,000	252,020
2.00%, 11/06/18	500,000	506,536
2.90%, 11/06/22	500,000	517,108
3.20%, 05/14/26	185,000	189,745
4.50%, 05/14/35	385,000	415,160
4.40%, 11/06/42	75,000	79,646
Actavis Funding SCS, 3.45%, 03/15/22	155,000	163,016
3.85%, 06/15/24	40,000	42,562
4.55%, 03/15/35	100,000	107,659
4.85%, 06/15/44	150,000	165,997
4.75%, 03/15/45	250,000	276,969
Allergan, Inc., 1.35%, 03/15/18	300,000	298,898
AstraZeneca PLC, 5.90%, 09/15/17	300,000	316,010
3.38%, 11/16/25	500,000	536,256
6.45%, 09/15/37	140,000	194,876
Baxalta, Inc., 4.00%, 06/23/25	100,000	106,401
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	357,748
Eli Lilly & Co., 2.75%, 06/01/25	45,000	47,799
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	250,000	263,286
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	176,128
Johnson & Johnson, 2.95%, 09/01/20	100,000	107,007
2.45%, 12/05/21	250,000	264,322
2.45%, 03/01/26	75,000	78,051
4.95%, 05/15/33	287,000	376,345
Merck & Co., Inc., 1.10%, 01/31/18	500,000	502,036
2.75%, 02/10/25	220,000	231,615
4.15%, 05/18/43	250,000	287,490
Mylan NV, 3.15%, 06/15/21(c)	750,000	773,499
Novartis Capital Corp., 3.40%, 05/06/24	500,000	550,695
3.00%, 11/20/25	250,000	269,731
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	261,043
Pfizer, Inc., 4.65%, 03/01/18	185,000	196,139
7.20%, 03/15/39	375,000	579,975
Pharmacia Corp., 6.60%, 12/01/28	123,000	171,808
Sanofi, 1.25%, 04/10/18	250,000	251,352
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	32,000	34,275
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	5,000	6,449
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	87,830
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	50,000	51,096
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	208,650
Zoetis, Inc., 3.25%, 02/01/23	50,000	51,432
4.50%, 11/13/25	115,000	128,501

		10,483,161

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 2.80%, 06/01/20	250,000	257,766
4.40%, 02/15/26	25,000	27,690
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	445,435
AvalonBay Communities, Inc., 3.45%, 06/01/25	100,000	106,033
CBL & Associates LP, 4.60%, 10/15/24	250,000	235,916
Crown Castle International Corp., 3.70%, 06/15/26	30,000	31,598
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	280,013
Duke Realty LP, 3.88%, 10/15/22	250,000	267,383
Essex Portfolio LP, 3.38%, 01/15/23	500,000	520,071
HCP, Inc., 3.40%, 02/01/25	500,000	490,968
Health Care REIT, Inc., 5.25%, 01/15/22	300,000	337,944
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	102,047
Series E, 4.00%, 06/15/25	190,000	195,432
Kilroy Realty LP, 4.80%, 07/15/18	200,000	210,094
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	250,000	249,186
Realty Income Corp., 4.65%, 08/01/23	250,000	276,468
Simon Property Group LP, 2.20%, 02/01/19	750,000	767,080
4.75%, 03/15/42	250,000	301,123
UDR, Inc., 4.25%, 06/01/18	100,000	104,718
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	100,000	111,678
4.25%, 03/01/22	250,000	270,715
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	339,339

		5,928,697

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	144,000	217,254
5.05%, 03/01/41	350,000	437,403
4.70%, 09/01/45	150,000	183,051
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	500,000	551,565
CSX Corp., 5.50%, 04/15/41	100,000	127,276
3.95%, 05/01/50	250,000	259,357
FedEx Corp., 2.70%, 04/15/23	500,000	515,408

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Road & Rail (continued)
FedEx Corp., (continued)
3.25%, 04/01/26	$45,000	$47,680
3.88%, 08/01/42	50,000	51,150
Norfolk Southern Corp., 2.90%, 02/15/23	92,000	96,216
5.59%, 05/17/25	59,000	72,281
4.84%, 10/01/41	15,000	17,922
4.45%, 06/15/45	50,000	57,399
6.00%, 05/23/11	100,000	126,350
Ryder System, Inc., 2.50%, 03/01/18	250,000	253,511
2.50%, 05/11/20	105,000	105,790
Union Pacific Corp., 3.25%, 08/15/25	250,000	273,141
4.15%, 01/15/45	150,000	171,840
4.05%, 03/01/46	105,000	118,770
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	102,261
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	301,492

		4,087,117

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	334,319
Intel Corp., 2.70%, 12/15/22	250,000	262,864
3.70%, 07/29/25	150,000	167,660
4.80%, 10/01/41	200,000	235,584
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	237,160
Lam Research Corp., 3.80%, 03/15/25	145,000	153,624
QUALCOMM, Inc., 4.65%, 05/20/35	250,000	274,963
Texas Instruments, Inc., 1.75%, 05/01/20	250,000	254,295

		1,920,469

Software 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25	70,000	74,345
CA, Inc., 4.50%, 08/15/23	240,000	262,570
CDK Global, Inc., 4.50%, 10/15/24	250,000	253,168
Microsoft Corp., 1.00%, 05/01/18	500,000	501,477
3.00%, 10/01/20	350,000	374,239
3.63%, 12/15/23	250,000	277,256
3.50%, 02/12/35	665,000	694,666
4.45%, 11/03/45	75,000	86,479
Oracle Corp., 1.20%, 10/15/17	350,000	351,478
5.00%, 07/08/19	100,000	110,737
2.25%, 10/08/19	250,000	258,178
1.90%, 09/15/21	500,000	501,591
2.65%, 07/15/26	245,000	246,187
3.25%, 05/15/30	400,000	418,480
4.30%, 07/08/34	500,000	547,111

		4,957,962

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	216,105
3.25%, 04/15/25	165,000	172,858
Home Depot, Inc. (The), 3.35%, 09/15/25	45,000	49,687
5.88%, 12/16/36	230,000	320,258
5.95%, 04/01/41	100,000	143,319
4.40%, 03/15/45	200,000	240,059
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	225,787
4.25%, 09/15/44	250,000	281,584

		1,649,657

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 1.00%, 05/03/18	500,000	500,887
3.45%, 05/06/24	500,000	544,065
2.50%, 02/09/25	170,000	172,628
3.25%, 02/23/26	95,000	101,624
2.45%, 08/04/26	190,000	190,347
3.85%, 05/04/43	250,000	253,694
4.38%, 05/13/45	145,000	158,363
4.65%, 02/23/46	230,000	262,473
4.65%, 02/23/46	0	0
Diamond 1 Finance Corp./Diamond 2 Finance Corp, 4.42%, 06/15/21(c)	500,000	522,468
8.35%, 07/15/46(c)	150,000	171,300
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 06/15/26(c)	240,000	257,116
EMC Corp., 1.88%, 06/01/18	500,000	495,709
Hewlett-Packard Co., 4.65%, 12/09/21	500,000	550,245
NetApp, Inc., 3.38%, 06/15/21	150,000	153,875
Seagate HDD Cayman, 4.75%, 01/01/25	200,000	175,026

		4,509,820

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	110,261
VF Corp., 3.50%, 09/01/21	200,000	217,241

		327,502

Tobacco 0.3%
Altria Group, Inc., 9.25%, 08/06/19	89,000	109,440
2.63%, 01/14/20	250,000	260,781
2.85%, 08/09/22	250,000	263,504
10.20%, 02/06/39	39,000	72,711
4.25%, 08/09/42	100,000	113,936
5.38%, 01/31/44	100,000	131,405
Philip Morris International, Inc., 5.65%, 05/16/18	150,000	162,197
3.60%, 11/15/23	500,000	555,748
3.25%, 11/10/24	350,000	378,802
4.88%, 11/15/43	150,000	185,312
Reynolds American, Inc., 4.45%, 06/12/25	500,000	564,512
5.70%, 08/15/35	75,000	94,479

		2,892,827

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	250,000	294,855

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	556,844

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services (continued)
America Movil SAB de CV, (continued)
6.38%, 03/01/35	$123,000	$156,656
Rogers Communications, Inc., 5.00%, 03/15/44	250,000	297,123
Vodafone Group PLC, 2.95%, 02/19/23	250,000	257,345
7.88%, 02/15/30	144,000	194,784
6.15%, 02/27/37	75,000	91,699

		1,554,451

Total Corporate Bonds (cost $218,857,715)		234,764,492

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	233,968
California State, GO, 7.60%, 11/01/40	100,000	168,520
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Series E, 6.00%, 11/01/40	100,000	136,061
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	142,778
Los Angeles Community College District, GO, 6.75%, 08/01/49	100,000	164,158
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	100,000	147,645
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	330,559
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	300,000	359,415
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	185,972
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	260,872
State of California, GO 7.55%, 04/01/39	125,000	206,245
7.63%, 03/01/40	320,000	521,722
University of California, RB Series R, 5.77%, 05/15/43	50,000	69,294
Series AD, 4.86%, 05/15/12	200,000	232,352

		3,159,561

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	56,135

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	240,686

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	204,558

Illinois 0.1%
State of Illinois, GO 5.88%, 03/01/19	100,000	108,912
5.10%, 06/01/33	535,000	523,439

		632,351

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	211,077

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	150,000	189,369
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	346,595
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	328,105

		864,069

New York 0.2%
City of New York, GO, Series H1, 5.85%, 06/01/40	220,000	312,921
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	140,000	228,676
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	341,874
New York City, Transitional Finance Authority, RB, Series Subseries G-3, 5.27%, 05/01/27	250,000	314,875
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	300,000	410,787

		1,609,133

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	200,000	235,112

Ohio 0.1%
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	153,663
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	230,992

		384,655

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	252,900

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	228,262

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 02/15/35	150,000	179,490
Dallas, Rapid Transit, Sales Tax Revenue, Senior Lien, RB, Series B, 4.92%, 12/01/41	160,000	209,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Texas (continued)
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	$100,000	$129,689

		518,701

Total Municipal Bonds (cost $6,919,657)		8,597,200

Sovereign Bonds 3.2%

	Principal Amount	Market Value

CANADA 0.4%
Province of British Columbia Canada, 2.00%, 10/23/22	500,000	515,076
Canada Government International Bond, 1.63%, 02/27/19	500,000	509,821
Hydro Quebec, 8.88%, 03/01/26	109,000	159,560
Province of Manitoba Canada, 1.75%, 05/30/19	500,000	509,441
Province of Ontario Canada, 1.20%, 02/14/18	750,000	752,741
2.00%, 01/30/19	750,000	766,685
Province of Quebec Canada, 2.88%, 10/16/24	250,000	268,435
7.50%, 09/15/29	200,000	305,559

		3,787,318

COLOMBIA 0.2%
Colombia Government International Bond, 7.38%, 03/18/19	600,000	682,200
7.38%, 09/18/37	250,000	321,875
5.00%, 06/15/45	350,000	359,625

		1,363,700

GERMANY 0.1%
Kreditanstalt fuer Wiederaufbau, 1.75%, 10/15/19	1,000,000	1,023,293

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	250,000	266,600

ITALY 0.0%†
Italy Government International Bond, 5.38%, 06/15/33	184,000	227,037

MEXICO 0.2%
Mexico Government International Bond, 5.13%, 01/15/20	250,000	277,500
3.63%, 03/15/22	500,000	528,000
6.75%, 09/27/34	373,000	507,280
5.55%, 01/21/45	200,000	240,000
4.60%, 01/23/46	250,000	263,125
5.75%, 10/12/10	200,000	219,500

		2,035,405

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	250,000	275,500
6.70%, 01/26/36	250,000	338,437

		613,937

PERU 0.1%
Peruvian Government International Bond, 7.13%, 03/30/19	370,000	423,650
5.63%, 11/18/50	200,000	253,500

		677,150

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	250,000	292,368
7.75%, 01/14/31	250,000	392,161
6.38%, 10/23/34	250,000	370,682
3.70%, 03/01/41	250,000	287,387

		1,342,598

POLAND 0.1%
Poland Government International Bond, 5.13%, 04/21/21	125,000	142,437
5.00%, 03/23/22	450,000	515,812
4.00%, 01/22/24	250,000	276,670

		934,919

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24	250,000	263,055
6.25%, 03/08/41	100,000	119,558

		382,613

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	382,607
2.88%, 01/21/25	350,000	366,786
Republic of Korea, 5.63%, 11/03/25	200,000	263,700
Korea Development Bank (The), 4.63%, 11/16/21	200,000	226,755

		1,239,848

SUPRANATIONAL 1.3%
African Development Bank, 1.38%, 02/12/20	500,000	504,407
Asian Development Bank, 1.50%, 09/28/18	500,000	506,497
1.50%, 01/22/20	750,000	762,179
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	300,486
European Bank for Reconstruction & Development, 1.00%, 09/17/18	500,000	500,769
European Investment Bank, 1.13%, 09/15/17	1,000,000	1,003,533
1.00%, 06/15/18	1,000,000	1,002,184
1.13%, 08/15/18	500,000	502,263
1.38%, 06/15/20	500,000	503,877
1.63%, 06/15/21	500,000	508,623
2.50%, 10/15/24	500,000	534,125
Inter-American Development Bank, 1.25%, 01/16/18	1,000,000	1,007,050
1.75%, 08/24/18	500,000	510,102
1.75%, 10/15/19	1,000,000	1,020,114
International Bank for Reconstruction & Development, 1.88%, 10/07/19	1,000,000	1,026,333
7.63%, 01/19/23	677,000	934,914

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
SUPRANATIONAL (continued)
International Finance Corp., 1.25%, 07/16/18	$500,000	$504,045

		11,631,501

TURKEY 0.3%
Turkey Government International Bond, 5.63%, 03/30/21	350,000	372,138
3.25%, 03/23/23	500,000	469,370
5.75%, 03/22/24	750,000	806,865
6.00%, 01/14/41	500,000	533,345

		2,181,718

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24	350,000	384,650
4.38%, 10/27/27	250,000	265,313
5.10%, 06/18/50	150,000	151,875

		801,838

Total Sovereign Bonds (cost $27,354,657)		28,509,475

U.S. Government Mortgage Backed Agencies 27.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E86533 6.00%, 12/01/16	51	51
Pool# E87584 6.00%, 01/01/17	41	41
Pool# E86995 6.50%, 01/01/17	216	216
Pool# E87291 6.50%, 01/01/17	174	175
Pool# E88076 6.00%, 02/01/17	108	108
Pool# E88055 6.50%, 02/01/17	1,471	1,480
Pool# E88134 6.00%, 03/01/17	71	71
Pool# E88729 6.00%, 04/01/17	337	339
Pool# E89149 6.00%, 04/01/17	135	136
Pool# E89151 6.00%, 04/01/17	356	358
Pool# E89217 6.00%, 04/01/17	325	329
Pool# E89222 6.00%, 04/01/17	230	231
Pool# E89347 6.00%, 04/01/17	54	54
Pool# E89496 6.00%, 04/01/17	212	214
Pool# E89203 6.50%, 04/01/17	181	183
Pool# E89530 6.00%, 05/01/17	736	744
Pool# E89909 6.00%, 05/01/17	233	235
Pool# B15071 6.00%, 06/01/17	1,169	1,174
Pool# E01157 6.00%, 06/01/17	852	865
Pool# E90194 6.00%, 06/01/17	181	183
Pool# E90313 6.00%, 06/01/17	91	92
Pool# E90591 5.50%, 07/01/17	654	661
Pool# E90645 6.00%, 07/01/17	873	879
Pool# G11399 5.50%, 04/01/18	1,924	1,954
Pool# B10210 5.50%, 10/01/18	8,410	8,627
Pool# B11548 5.50%, 12/01/18	8,564	8,826
Pool# E01604 5.50%, 03/01/19	7,901	8,237
Pool# B13430 5.50%, 04/01/19	5,802	5,887
Pool# B15396 5.50%, 06/01/19	7,716	8,000
Pool# G18007 6.00%, 07/01/19	3,738	3,910
Pool# B16087 6.00%, 08/01/19	20,651	21,497
Pool# G18022 5.50%, 11/01/19	14,214	14,978
Pool# B14288 5.50%, 12/01/19	4,739	4,897
Pool# J02325 5.50%, 07/01/20	4,768	4,905
Pool# J00935 5.00%, 12/01/20	6,483	6,658
Pool# J00854 5.00%, 01/01/21	7,755	7,964
Pool# J00855 5.50%, 01/01/21	14,771	15,665
Pool# J01279 5.50%, 02/01/21	5,255	5,602
Pool# J01570 5.50%, 04/01/21	4,555	4,842
Pool# J01771 5.00%, 05/01/21	6,446	6,621
Pool# J06015 5.00%, 05/01/21	30,707	31,538
Pool# J05950 5.50%, 05/01/21	55,076	58,734
Pool# G18122 5.00%, 06/01/21	11,269	11,993
Pool# J01980 6.00%, 06/01/21	7,994	8,015
Pool# J03074 5.00%, 07/01/21	8,185	8,676
Pool# J03028 5.50%, 07/01/21	1,389	1,449
Pool# J09912 4.00%, 06/01/24	1,212,460	1,276,905
Pool# C00351 8.00%, 07/01/24	365	419
Pool# D60780 8.00%, 06/01/25	1,658	1,860
Pool# G30267 5.00%, 08/01/25	223,217	245,764
Pool# J13883 3.50%, 12/01/25	699,946	751,024
Pool# J18127 3.00%, 03/01/27	302,125	317,633
Pool# J18702 3.00%, 03/01/27	342,985	360,638

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J19106 3.00%, 05/01/27	$131,194	$138,290
Pool# J20471 3.00%, 09/01/27	565,841	595,006
Pool# D82854 7.00%, 10/01/27	1,093	1,208
Pool# G14609 3.00%, 11/01/27	801,388	842,713
Pool# C00566 7.50%, 12/01/27	1,375	1,658
Pool# G15100 2.50%, 07/01/28	217,731	226,194
Pool# C00678 7.00%, 11/01/28	1,541	1,837
Pool# C18271 7.00%, 11/01/28	1,857	2,090
Pool# C00836 7.00%, 07/01/29	737	883
Pool# C31282 7.00%, 09/01/29	78	83
Pool# C31285 7.00%, 09/01/29	1,843	2,138
Pool# A18212 7.00%, 11/01/29	31,820	34,099
Pool# C32914 8.00%, 11/01/29	2,278	2,491
Pool# G18536 2.50%, 01/01/30	2,687,359	2,788,786
Pool# C37436 8.00%, 01/01/30	2,064	2,599
Pool# C36306 7.00%, 02/01/30	529	555
Pool# C36429 7.00%, 02/01/30	526	548
Pool# C00921 7.50%, 02/01/30	1,555	1,914
Pool# G01108 7.00%, 04/01/30	606	706
Pool# C37703 7.50%, 04/01/30	1,018	1,160
Pool# G18552 3.00%, 05/01/30	1,220,608	1,281,897
Pool# J32243 3.00%, 07/01/30	985,022	1,038,745
Pool# J32255 3.00%, 07/01/30	60,922	64,239
Pool# J32257 3.00%, 07/01/30	67,900	71,661
Pool# C41561 8.00%, 08/01/30	1,587	1,683
Pool# C01051 8.00%, 09/01/30	2,645	3,305
Pool# C43550 7.00%, 10/01/30	3,338	3,789
Pool# C44017 7.50%, 10/01/30	375	384
Pool# C43967 8.00%, 10/01/30	26,735	29,295
Pool# C44957 8.00%, 11/01/30	2,457	2,874
Pool# C01106 7.00%, 12/01/30	10,313	12,538
Pool# C01103 7.50%, 12/01/30	1,075	1,334
Pool# C01116 7.50%, 01/01/31	978	1,165
Pool# C46932 7.50%, 01/01/31	539	565
Pool# C47287 7.50%, 02/01/31	1,783	1,950
Pool# G01217 7.00%, 03/01/31	10,213	12,478
Pool# C48206 7.50%, 03/01/31	1,425	1,430
Pool# C91366 4.50%, 04/01/31	192,574	211,289
Pool# G18601 3.00%, 05/01/31	66,354	69,702
Pool# G18605 3.00%, 06/01/31	35,087	36,860
Pool# C91377 4.50%, 06/01/31	102,131	112,056
Pool# C53324 7.00%, 06/01/31	1,316	1,405
Pool# C01209 8.00%, 06/01/31	921	1,077
Pool# C54792 7.00%, 07/01/31	6,793	7,726
Pool# C55071 7.50%, 07/01/31	507	523
Pool# G01309 7.00%, 08/01/31	1,877	2,293
Pool# C01222 7.00%, 09/01/31	1,230	1,407
Pool# G01311 7.00%, 09/01/31	11,919	14,245
Pool# G01315 7.00%, 09/01/31	434	513
Pool# C58647 7.00%, 10/01/31	235	240
Pool# C58694 7.00%, 10/01/31	4,919	5,650
Pool# C60012 7.00%, 11/01/31	640	671
Pool# C61298 8.00%, 11/01/31	2,128	2,201
Pool# C61105 7.00%, 12/01/31	4,524	4,862
Pool# C01305 7.50%, 12/01/31	931	1,072
Pool# C62218 7.00%, 01/01/32	2,039	2,088
Pool# C63171 7.00%, 01/01/32	5,627	6,254
Pool# C64121 7.50%, 02/01/32	1,591	1,649
Pool# C01345 7.00%, 04/01/32	7,228	8,815
Pool# G01391 7.00%, 04/01/32	20,164	23,872
Pool# C65717 7.50%, 04/01/32	3,383	3,483
Pool# C01370 8.00%, 04/01/32	2,643	3,005
Pool# C66916 7.00%, 05/01/32	14,095	16,333
Pool# C67235 7.00%, 05/01/32	8,777	9,513
Pool# C01381 8.00%, 05/01/32	13,193	15,823
Pool# C68290 7.00%, 06/01/32	2,108	2,265
Pool# C68300 7.00%, 06/01/32	9,281	10,672
Pool# G01449 7.00%, 07/01/32	13,436	15,916

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C68988 7.50%, 07/01/32	$2,442	$2,451
Pool# C69908 7.00%, 08/01/32	20,323	23,112
Pool# C70211 7.00%, 08/01/32	9,994	10,399
Pool# C91558 3.50%, 09/01/32	209,532	224,627
Pool# G01536 7.00%, 03/01/33	14,356	17,721
Pool# G30642 3.00%, 05/01/33	124,200	130,783
Pool# G30646 3.00%, 05/01/33	279,540	294,358
Pool# K90535 3.00%, 05/01/33	58,256	61,739
Pool# A16419 6.50%, 11/01/33	12,481	14,314
Pool# A16522 6.50%, 12/01/33	38,159	46,429
Pool# C01806 7.00%, 01/01/34	9,715	10,311
Pool# A21356 6.50%, 04/01/34	50,219	58,753
Pool# C01851 6.50%, 04/01/34	34,074	39,323
Pool# A22067 6.50%, 05/01/34	46,335	55,310
Pool# A24301 6.50%, 05/01/34	65,959	75,642
Pool# A24988 6.50%, 07/01/34	9,072	10,404
Pool# G01741 6.50%, 10/01/34	15,022	17,759
Pool# G08023 6.50%, 11/01/34	32,042	39,364
Pool# A33137 6.50%, 01/01/35	9,203	10,554
Pool# G08064 6.50%, 04/01/35	12,832	15,467
Pool# G01947 7.00%, 05/01/35	17,486	21,627
Pool# G08088 6.50%, 10/01/35	113,853	139,428
Pool# A39759 5.50%, 11/01/35	18,808	21,102
Pool# A40376 5.50%, 12/01/35	12,188	13,669
Pool# A42305 5.50%, 01/01/36	37,900	42,321
Pool# A41548 7.00%, 01/01/36	14,148	15,204
Pool# G08111 5.50%, 02/01/36	46,796	52,576
Pool# A43861 5.50%, 03/01/36	80,074	89,708
Pool# A43886 5.50%, 03/01/36	481,197	555,106
Pool# G08116 5.50%, 03/01/36	46,662	52,537
Pool# A43534 6.50%, 03/01/36	15,629	17,923
Pool# A48735 5.50%, 05/01/36	15,246	16,983
Pool# G08136 6.50%, 06/01/36	18,292	22,046
Pool# A53039 6.50%, 10/01/36	98,240	112,662
Pool# A53219 6.50%, 10/01/36	12,158	13,943
Pool# A57803 6.50%, 02/01/37	103,269	118,430
Pool# A66192 6.50%, 09/01/37	8,118	9,310
Pool# G04251 6.50%, 04/01/38	10,492	12,224
Pool# A79540 6.50%, 07/01/38	12,629	14,483
Pool# G04569 6.50%, 08/01/38	9,684	11,105
Pool# A82297 6.50%, 10/01/38	20,624	23,652
Pool# A84168 6.50%, 01/01/39	6,814	7,814
Pool# A84252 6.50%, 01/01/39	29,217	35,853
Pool# A84287 6.50%, 01/01/39	24,795	29,304
Pool# G05535 4.50%, 07/01/39	1,504,624	1,642,793
Pool# A91165 5.00%, 02/01/40	2,767,443	3,058,206
Pool# G60342 4.50%, 05/01/42	299,226	327,068
Pool# G60195 4.00%, 06/01/42	701,449	753,975
Pool# G07158 3.50%, 10/01/42	459,115	486,311
Pool# G07163 3.50%, 10/01/42	212,465	226,328
Pool# Q11532 3.50%, 10/01/42	157,130	166,438
Pool# Q12051 3.50%, 10/01/42	257,966	273,227
Pool# C09020 3.50%, 11/01/42	873,425	925,005
Pool# G07264 3.50%, 12/01/42	449,821	476,449
Pool# Q14292 3.50%, 01/01/43	83,113	88,537
Pool# Q14881 3.50%, 01/01/43	93,771	99,324
Pool# Q15774 3.00%, 02/01/43	1,444,901	1,505,560
Pool# Q15884 3.00%, 02/01/43	811,180	845,275
Pool# V80002 2.50%, 04/01/43	401,721	407,098
Pool# G08528 3.00%, 04/01/43	4,135,663	4,308,801
Pool# Q16915 3.00%, 04/01/43	754,116	791,643
Pool# Q17675 3.50%, 04/01/43	416,521	441,187
Pool# Q18523 3.50%, 05/01/43	1,344,368	1,419,338
Pool# G08534 3.00%, 06/01/43	1,051,695	1,095,522
Pool# Q18751 3.50%, 06/01/43	1,718,993	1,820,809
Pool# G07410 3.50%, 07/01/43	151,585	162,494
Pool# G07459 3.50%, 08/01/43	784,721	831,035
Pool# G60038 3.50%, 01/01/44	1,149,072	1,216,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q26869 4.00%, 06/01/44	$1,379,257	$1,492,968
Pool# G07946 4.00%, 07/01/44	237,335	255,642
Pool# Q28607 3.50%, 09/01/44	227,418	242,327
Pool# G08623 3.50%, 01/01/45	153,545	162,107
Pool# Q30833 4.00%, 01/01/45	24,490	26,251
Pool# G60400 4.50%, 01/01/45	250,016	275,694
Pool# G08632 3.50%, 03/01/45	1,029,133	1,086,524
Pool# Q34165 4.00%, 06/01/45	394,532	423,007
Pool# Q34167 4.00%, 06/01/45	908,814	974,406
Pool# Q35136 3.50%, 08/01/45	280,196	295,822
Pool# G08660 4.00%, 08/01/45	1,659,834	1,776,617
Pool# Q35617 4.00%, 08/01/45	2,394,608	2,567,435
Pool# V81873 4.00%, 08/01/45	64,890	69,469
Pool# G08669 4.00%, 09/01/45	83,866	89,760
Pool# V81973 3.50%, 10/01/45	38,665	40,975
Pool# G08672 4.00%, 10/01/45	69,134	74,012
Pool# G08675 3.00%, 11/01/45	141,575	147,327
Pool# G08676 3.50%, 11/01/45	1,895,381	2,001,079
Pool# G08677 4.00%, 11/01/45	250,160	267,802
Pool# G08680 3.00%, 12/01/45	359,334	373,934
Pool# Q37723 3.00%, 12/01/45	51,097	53,173
Pool# Q37731 3.00%, 12/01/45	57,959	60,313
Pool# G08681 3.50%, 12/01/45	547,236	577,753
Pool# Q37702
Pool# G08682 4.00%, 12/01/45	78,003	83,513
Pool# G60397 4.00%, 12/01/45	35,050	37,568
Pool# G08687 3.50%, 01/01/46	53,720	56,716
Pool# Q38357 4.00%, 01/01/46	24,402	26,125
Pool# Q38602 3.50%, 02/01/46	69,955	73,856
Pool# Q38643 3.50%, 02/01/46	157,907	166,713
Pool# Q39230 3.50%, 03/01/46	161,007	169,986
Pool# Q39434 3.50%, 03/01/46	85,164	89,913
Pool# G08699 4.00%, 03/01/46	48,562	51,991
Pool# Q39440 4.00%, 03/01/46	24,720	26,488
Pool# Q39378 4.50%, 03/01/46	55,628	60,731
Pool# G08702 3.50%, 04/01/46	838,838	885,617
Pool# Q40089 4.00%, 04/01/46	36,146	38,698
Pool# G08704 4.50%, 04/01/46	58,139	63,550
Pool# G60582 3.50%, 05/01/46	213,690	227,524
Pool# Q40718 3.50%, 05/01/46	81,177	85,704
Pool# G08707 4.00%, 05/01/46	334,120	357,715
Pool# Q40649 4.00%, 05/01/46	364,480	391,898
Pool# G08708 4.50%, 05/01/46	36,296	39,693
Pool# Q41208 3.50%, 06/01/46	451,236	476,400
Pool# G08713 4.50%, 06/01/46	44,638	48,864
Pool# Q41860 3.50%, 07/01/46	36,659	38,703
Pool# Q41945 4.50%, 07/01/46	46,567	50,952
Pool# G08716 3.50%, 08/01/46	449,050	474,092
Pool# Q42203 3.50%, 08/01/46	47,380	50,022
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 08/15/31	2,750,000	2,850,977
3.00%, 08/15/31	73,000	76,634
3.50%, 08/15/31	575,000	609,287
3.00%, 08/15/46	2,288,000	2,379,163
3.50%, 08/15/46	1,351,000	1,425,806
4.00%, 08/15/46	322,000	344,703
4.50%, 08/15/46	1,917,000	2,089,017
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	239,545	252,337
Pool# 2B0108 2.56%, 01/01/42(a)	20,164	21,143
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	292,489	303,490
Pool# 990972 6.00%, 09/01/23	20,918	22,004
Pool# AA2549 4.00%, 04/01/24	149,581	159,376
Pool# 935348 5.50%, 06/01/24	40,795	42,776
Pool# AC1374 4.00%, 08/01/24	166,186	177,866
Pool# AC1529 4.50%, 09/01/24	69,822	74,469
Pool# AD0244 4.50%, 10/01/24	52,990	56,947
Pool# AD4089 4.50%, 05/01/25	458,178	492,534
Pool# 890216 4.50%, 07/01/25	96,262	102,594
Pool# AH1361 3.50%, 12/01/25	302,700	322,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AH1518 3.50%, 12/01/25	$168,562	$178,626
Pool# AE6384 4.00%, 01/01/26	28,777	30,682
Pool# AL0298 4.00%, 05/01/26	432,444	463,771
Pool# AB4277 3.00%, 01/01/27	1,254,570	1,318,317
Pool# AP4746 3.00%, 08/01/27	204,197	215,254
Pool# AP4640 3.00%, 09/01/27	127,357	134,269
Pool# AP7855 3.00%, 09/01/27	1,180,777	1,244,824
Pool# AB6886 3.00%, 11/01/27	108,363	114,365
Pool# AB6887 3.00%, 11/01/27	222,381	234,434
Pool# AQ3758 3.00%, 11/01/27	142,563	150,303
Pool# AQ4532 3.00%, 11/01/27	175,091	184,609
Pool# AQ5096 3.00%, 11/01/27	280,096	295,267
Pool# AQ7406 3.00%, 11/01/27	119,554	126,046
Pool# AQ2884 3.00%, 12/01/27	117,555	123,660
Pool# AS0487 2.50%, 09/01/28	441,238	459,030
Pool# 930998 4.50%, 04/01/29	73,082	79,608
Pool# MA0243 5.00%, 11/01/29	35,039	38,744
Pool# AL8077 3.50%, 12/01/29	41,880	44,355
Pool# MA0268 5.00%, 12/01/29	27,224	30,101
Pool# AX7727 2.50%, 03/01/30	735,803	762,629
Pool# AB1038 5.00%, 05/01/30	45,695	50,526
Pool# AD5655 5.00%, 05/01/30	69,812	77,192
Pool# MA0443 5.00%, 05/01/30	45,416	50,217
Pool# AS5412 2.50%, 07/01/30	98,001	101,574
Pool# AS5420 3.00%, 07/01/30	146,018	153,902
Pool# AL7152 3.50%, 07/01/30	1,013,066	1,081,846
Pool# AS5702 2.50%, 08/01/30	736,335	763,180
Pool# AZ4898 2.50%, 08/01/30	496,767	514,878
Pool# AS5560 3.00%, 08/01/30	201,339	211,298
Pool# AS5717 3.00%, 08/01/30	163,538	171,627
Pool# AY8448 3.00%, 08/01/30	465,291	488,307
Pool# AZ2953 3.00%, 09/01/30	590,671	619,889
Pool# AZ5718 3.00%, 09/01/30	647,097	679,106
Pool# MA0559 5.00%, 09/01/30	15,744	17,409
Pool# AS6060 3.00%, 10/01/30	700,134	734,944
Pool# AZ9234 3.50%, 10/01/30	57,708	61,134
Pool# AS6272 2.50%, 12/01/30	139,251	144,328
Pool# AH1515 4.00%, 12/01/30	584,727	632,351
Pool# AD0716 6.50%, 12/01/30	406,987	478,461
Pool# BA6532 2.50%, 01/01/31	117,018	121,285
Pool# MA0641 4.00%, 02/01/31	621,393	671,965
Pool# 560868 7.50%, 02/01/31	549	561
Pool# BC5968 2.50%, 04/01/31	171,506	177,759
Pool# 607212 7.50%, 10/01/31	9,039	10,429
Pool# 607632 6.50%, 11/01/31	96	110
Pool# MA1029 3.50%, 04/01/32	503,531	537,515
Pool# MA1107 3.50%, 07/01/32	136,540	145,759
Pool# MA1166 3.50%, 09/01/32	795,774	849,565
Pool# 661664 7.50%, 09/01/32	12,659	13,007
Pool# 656559 6.50%, 02/01/33	27,665	31,904
Pool# 694846 6.50%, 04/01/33	11,399	13,145
Pool# AB9300 3.00%, 05/01/33	118,823	125,872
Pool# AB9402 3.00%, 05/01/33	326,353	345,459
Pool# AB9403 3.00%, 05/01/33	126,950	133,699
Pool# 254767 5.50%, 06/01/33	936,263	1,060,222
Pool# MA1527 3.00%, 08/01/33	674,689	710,531
Pool# 750229 6.50%, 10/01/33	31,869	36,751
Pool# 725228 6.00%, 03/01/34	983,543	1,139,960
Pool# 725424 5.50%, 04/01/34	1,065,246	1,206,495
Pool# 788027 6.50%, 09/01/34	18,566	21,410
Pool# 735141 5.50%, 01/01/35	554,384	628,647
Pool# 735227 5.50%, 02/01/35	616,300	698,025
Pool# AL4260 5.50%, 09/01/36	76,018	86,050
Pool# 310104 5.50%, 08/01/37	590,448	668,555
Pool# 955194 7.00%, 11/01/37	402,380	471,451
Pool# AC9890 2.81%, 04/01/40(a)	1,162,629	1,221,708
Pool# AD8536 5.00%, 08/01/40	2,422,677	2,686,359
Pool# AB1735 3.50%, 11/01/40	15,600	16,475

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 932888 3.50%, 01/01/41	$188,981	$202,946
Pool# 932891 3.50%, 01/01/41	32,429	34,746
Pool# AB2067 3.50%, 01/01/41	630,996	674,523
Pool# AB2068 3.50%, 01/01/41	352,581	375,062
Pool# AL6521 5.00%, 04/01/41	1,397,356	1,567,274
Pool# AL0390 5.00%, 05/01/41	580,398	646,529
Pool# AL5863 4.50%, 06/01/41	936,027	1,026,293
Pool# AJ1249 3.30%, 09/01/41(a)	311,541	324,274
Pool# AI9920 4.00%, 09/01/41	21,247	22,871
Pool# AI9851 4.50%, 09/01/41	90,400	98,729
Pool# AL0761 5.00%, 09/01/41	1,033,070	1,147,546
Pool# AJ5431 4.50%, 10/01/41	194,119	212,531
Pool# AL0933 5.00%, 10/01/41	219,149	243,124
Pool# AJ4861 4.00%, 12/01/41	336,726	362,467
Pool# AL1437 2.75%, 01/01/42(a)	151,377	157,306
Pool# AL2499 4.50%, 01/01/42	17,184	18,816
Pool# AX5316 4.50%, 01/01/42	35,213	38,545
Pool# AX5297 5.00%, 01/01/42	46,661	51,685
Pool# AK0714 2.43%, 02/01/42(a)	34,778	36,740
Pool# AW8167 3.50%, 02/01/42	855,389	906,574
Pool# AB5185 3.50%, 05/01/42	589,386	624,403
Pool# AO3575 4.50%, 05/01/42	65,158	71,008
Pool# 890621 5.00%, 05/01/42	150,419	166,609
Pool# AO4647 3.50%, 06/01/42	946,201	1,002,183
Pool# AO8036 4.50%, 07/01/42	1,470,841	1,609,194
Pool# AP1961 2.47%, 08/01/42(a)	221,487	228,297
Pool# AP2092 4.50%, 08/01/42	46,359	50,522
Pool# AP6579 3.50%, 09/01/42	1,107,924	1,173,633
Pool# AP6756 4.00%, 09/01/42	17,793	19,094
Pool# AP7489 4.00%, 09/01/42	717,918	771,179
Pool# AB6524 3.50%, 10/01/42	1,931,263	2,044,127
Pool# AB7074 3.00%, 11/01/42	1,483,549	1,548,359
Pool# AB6786 3.50%, 11/01/42	670,656	709,538
Pool# AL2677 3.50%, 11/01/42	280,547	299,158
Pool# AB7362 3.00%, 12/01/42	794,935	829,529
Pool# MA1273 3.50%, 12/01/42	465,024	492,922
Pool# AR4210 3.50%, 01/01/43	356,307	377,084
Pool# AB7779 3.00%, 02/01/43	509,837	532,067
Pool# AB9188 3.00%, 04/01/43	247,618	258,396
Pool# AR8213 3.50%, 04/01/43	404,078	429,588
Pool# AB9236 3.00%, 05/01/43	155,509	163,021
Pool# AB9237 3.00%, 05/01/43	688,651	721,069
Pool# AB9238 3.00%, 05/01/43	948,672	992,158
Pool# AT4137 3.00%, 05/01/43	465,144	485,440
Pool# AB9362 3.50%, 05/01/43	739,282	789,416
Pool# AT4145 3.00%, 06/01/43	342,522	358,223
Pool# AT5897 3.00%, 06/01/43	368,247	384,320
Pool# AB9814 3.00%, 07/01/43	938,441	981,451
Pool# AR7426 3.00%, 07/01/43	1,009,563	1,053,625
Pool# AS0021 3.00%, 07/01/43	3,201,225	3,341,051
Pool# AS0044 3.00%, 07/01/43	1,037,827	1,083,159
Pool# AU1628 3.00%, 07/01/43	2,476,669	2,584,846
Pool# AS0203 3.00%, 08/01/43	400,139	418,464
Pool# AS0255 4.50%, 08/01/43	354,464	387,624
Pool# AU4959 3.00%, 10/01/43	208,455	217,086
Pool# AU9550 3.00%, 10/01/43	845,789	882,734
Pool# AL6951 3.50%, 10/01/43	678,710	718,430
Pool# AS2037 4.50%, 03/01/44	348,976	381,653
Pool# AS2276 4.50%, 04/01/44	655,686	716,567
Pool# AL7767 4.50%, 06/01/44	23,544	25,753
Pool# AS3161 4.00%, 08/01/44	923,157	989,222
Pool# BC5090 4.00%, 10/01/44	131,177	140,655
Pool# AS3655 4.50%, 10/01/44	1,456,159	1,588,861
Pool# AS3946 4.00%, 12/01/44	907,784	987,383
Pool# AS4375 4.00%, 02/01/45	333,003	364,439
Pool# AS4418 4.00%, 02/01/45	491,738	538,072
Pool# AX9524 4.00%, 02/01/45	680,027	744,747
Pool# AY1312 3.50%, 03/01/45	1,437,171	1,535,793

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AS4921 3.50%, 05/01/45	$955,026	$1,015,767
Pool# AS5012 4.00%, 05/01/45	911,396	997,658
Pool# AS5386 4.00%, 07/01/45	1,317,628	1,412,723
Pool# AZ2323 4.00%, 07/01/45	488,765	527,978
Pool# AS5666 4.00%, 08/01/45	780,429	836,820
Pool# AS5668 4.00%, 08/01/45	826,201	886,083
Pool# AZ0968 4.00%, 08/01/45	448,381	480,811
Pool# AZ5682 4.00%, 08/01/45	400,703	432,887
Pool# AS5776 4.00%, 09/01/45	783,869	840,563
Pool# AZ2947 4.00%, 09/01/45	683,610	732,781
Pool# MA2436 4.50%, 10/01/45	143,225	156,886
Pool# BA2164 3.00%, 11/01/45	137,561	143,256
Pool# AS6213 4.00%, 11/01/45	63,078	67,737
Pool# AS6282 3.50%, 12/01/45	1,521,386	1,618,156
Pool# AS6311 3.50%, 12/01/45	1,236,376	1,305,860
Pool# BA6247 3.50%, 12/01/45	73,930	78,085
Pool# BC0326 3.50%, 12/01/45	285,597	301,605
Pool# BA6587 3.50%, 01/01/46	872,423	921,341
Pool# MA2495 3.50%, 01/01/46	193,655	204,509
Pool# AS6527 4.00%, 01/01/46	212,006	227,339
Pool# BC0727 3.50%, 02/01/46	269,088	284,173
Pool# BC2667 4.00%, 02/01/46	66,827	71,628
Pool# AS6763 3.50%, 03/01/46	2,962,209	3,128,289
Pool# BA4018 3.50%, 03/01/46	612,582	646,971
Pool# BC0307 3.50%, 03/01/46	1,288,013	1,360,206
Pool# AS6796 4.00%, 03/01/46	198,410	212,969
Pool# AS6848 4.00%, 03/01/46	302,728	325,220
Pool# BA6972 4.00%, 03/01/46	108,827	116,913
Pool# BC0288 4.00%, 03/01/46	593,595	637,698
Pool# BC0298 4.00%, 03/01/46	810,935	869,568
Pool# BC2493 4.00%, 03/01/46	79,877	85,653
Pool# BC2687 4.00%, 03/01/46	100,908	108,405
Pool# AS7043 3.50%, 04/01/46	2,702,595	2,854,672
Pool# AS7077 3.50%, 04/01/46	696,512	735,768
Pool# BC0825 3.50%, 04/01/46	442,227	467,081
Pool# BC4991 3.50%, 04/01/46	248,862	262,888
Pool# BC8396 3.50%, 04/01/46	82,346	86,985
Pool# MA2578 3.50%, 04/01/46	270,085	285,296
Pool# AS6996 4.00%, 04/01/46	1,192,568	1,281,173
Pool# AS7026 4.00%, 04/01/46	351,918	377,903
Pool# AS7039 4.50%, 04/01/46	53,987	59,165
Pool# BC1809 3.50%, 05/01/46	198,397	209,579
Pool# AS7108 4.00%, 05/01/46	1,012,033	1,088,466
Pool# AS7251 4.00%, 05/01/46	511,235	549,845
Federal National Mortgage Association Pool TBA 2.50%, 08/25/31	4,782,000	4,952,919
3.50%, 08/25/31	1,004,000	1,063,209
4.00%, 08/25/31	224,000	232,141
3.00%, 08/25/46	2,200,000	2,289,375
4.00%, 08/25/46	440,000	471,711
4.50%, 08/25/46	704,000	767,682
5.00%, 08/25/46	94,000	104,046
5.50%, 08/25/46	23,000	25,811
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	274	278
Pool# 376510 7.00%, 05/15/24	1,169	1,287
Pool# 457801 7.00%, 08/15/28	2,300	2,559
Pool# 486936 6.50%, 02/15/29	1,468	1,729
Pool# 502969 6.00%, 03/15/29	4,603	5,268
Pool# 487053 7.00%, 03/15/29	1,976	2,238
Pool# 781014 6.00%, 04/15/29	3,760	4,394
Pool# 509099 7.00%, 06/15/29	2,662	2,751
Pool# 470643 7.00%, 07/15/29	10,468	11,204
Pool# 434505 7.50%, 08/15/29	110	124
Pool# 416538 7.00%, 10/15/29	197	197
Pool# 524269 8.00%, 11/15/29	5,481	5,569
Pool# 781124 7.00%, 12/15/29	9,972	12,261
Pool# 507396 7.50%, 09/15/30	35,496	37,616
Pool# 531352 7.50%, 09/15/30	3,232	3,492
Pool# 536334 7.50%, 10/15/30	147	152
Pool# 540659 7.00%, 01/15/31	670	684
Pool# 486019 7.50%, 01/15/31	1,479	1,702

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 535388 7.50%, 01/15/31	$461	$474
Pool# 537406 7.50%, 02/15/31	326	331
Pool# 528589 6.50%, 03/15/31	27,124	31,181
Pool# 508473 7.50%, 04/15/31	4,630	5,272
Pool# 544470 8.00%, 04/15/31	2,307	2,339
Pool# 781287 7.00%, 05/15/31	4,871	6,030
Pool# 549742 7.00%, 07/15/31	747	747
Pool# 781319 7.00%, 07/15/31	1,481	1,782
Pool# 485879 7.00%, 08/15/31	7,215	8,103
Pool# 572554 6.50%, 09/15/31	36,902	42,423
Pool# 555125 7.00%, 09/15/31	593	604
Pool# 781328 7.00%, 09/15/31	4,737	5,853
Pool# 550991 6.50%, 10/15/31	918	1,055
Pool# 571267 7.00%, 10/15/31	904	1,047
Pool# 574837 7.50%, 11/15/31	1,799	1,855
Pool# 555171 6.50%, 12/15/31	1,040	1,196
Pool# 781380 7.50%, 12/15/31	1,415	1,746
Pool# 781481 7.50%, 01/15/32	7,307	9,007
Pool# 580972 6.50%, 02/15/32	152	175
Pool# 781401 7.50%, 02/15/32	4,114	5,222
Pool# 781916 6.50%, 03/15/32	78,383	93,743
Pool# 552474 7.00%, 03/15/32	5,149	6,045
Pool# 781478 7.50%, 03/15/32	2,739	3,419
Pool# 781429 8.00%, 03/15/32	4,637	5,958
Pool# 781431 7.00%, 04/15/32	17,477	21,704
Pool# 568715 7.00%, 05/15/32	32,772	34,641
Pool# 552616 7.00%, 06/15/32	32,501	37,457
Pool# 570022 7.00%, 07/15/32	19,644	23,561
Pool# 595077 6.00%, 10/15/32	8,605	10,059
Pool# 596657 7.00%, 10/15/32	3,548	3,689
Pool# 552903 6.50%, 11/15/32	126,722	145,895
Pool# 552952 6.00%, 12/15/32	10,213	11,938
Pool# 588192 6.00%, 02/15/33	7,242	8,442
Pool# 602102 6.00%, 02/15/33	12,179	13,895
Pool# 553144 5.50%, 04/15/33	33,316	38,249
Pool# 604243 6.00%, 04/15/33	15,244	17,822
Pool# 611526 6.00%, 05/15/33	6,928	7,904
Pool# 553320 6.00%, 06/15/33	33,430	39,085
Pool# 573916 6.00%, 11/15/33	27,276	31,119
Pool# 604788 6.50%, 11/15/33	80,271	92,279
Pool# 604875 6.00%, 12/15/33	34,425	40,220
Pool# 781688 6.00%, 12/15/33	44,439	51,935
Pool# 781690 6.00%, 12/15/33	17,493	20,447
Pool# 781699 7.00%, 12/15/33	7,654	9,227
Pool# 621856 6.00%, 01/15/34	26,757	30,527
Pool# 564799 6.00%, 03/15/34	74,525	87,134
Pool# 630038 6.50%, 08/15/34	68,204	78,407
Pool# 781804 6.00%, 09/15/34	49,781	58,226
Pool# 781847 6.00%, 12/15/34	39,705	46,312
Pool# 486921 5.50%, 02/15/35	15,521	17,792
Pool# 781902 6.00%, 02/15/35	40,360	46,046
Pool# 649510 5.50%, 10/15/35	225,427	256,898
Pool# 649513 5.50%, 10/15/35	395,672	447,399
Pool# 652207 5.50%, 03/15/36	98,171	111,390
Pool# 652539 5.00%, 05/15/36	21,637	24,423
Pool# 655519 5.00%, 05/15/36	38,563	42,844
Pool# 606308 5.50%, 05/15/36	37,017	42,085
Pool# 606314 5.50%, 05/15/36	9,661	10,862
Pool# 656666 6.00%, 06/15/36	63,709	73,555
Pool# 657912 6.50%, 08/15/36	5,346	6,146
Pool# 704630 5.50%, 07/15/39	66,764	75,219
Pool# 742235 4.00%, 12/15/40	131,867	142,240
Pool# 755655 4.00%, 12/15/40	83,379	91,437
Pool# 755656 4.00%, 12/15/40	118,376	130,283
Pool# 756631 4.00%, 12/15/40	35,358	38,927
Pool# 757038 4.00%, 12/15/40	292,648	322,199
Pool# 757039 4.00%, 12/15/40	410,871	450,904
Pool# 757043 4.00%, 12/15/40	68,338	75,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 757044 4.00%, 12/15/40	$115,238	$125,085
Pool# 690662 4.00%, 01/15/41	96,937	106,288
Pool# 719486 4.00%, 01/15/41	63,152	69,307
Pool# 742244 4.00%, 01/15/41	309,885	340,031
Pool# 753826 4.00%, 01/15/41	101,726	111,559
Pool# 755959 4.00%, 01/15/41	259,634	285,858
Pool# 757555 4.00%, 02/15/41	47,393	51,605
Pool# 757557 4.00%, 02/15/41	72,068	79,077
Pool# AA6307 3.50%, 04/15/43	427,059	458,081
Pool# AB3946 3.50%, 04/15/43	180,381	193,485
Pool# AD6012 3.50%, 04/15/43	481,001	515,922
Pool# AD7471 3.50%, 04/15/43	520,552	558,347
Pool# AD7472 3.50%, 04/15/43	260,843	280,623
Pool# AD9472 3.50%, 04/15/43	258,097	277,678
Pool# AA6403 3.00%, 05/15/43	1,168,256	1,229,605
Government National Mortgage Association I Pool TBA 3.00%, 08/15/46	500,000	524,346
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	289,569	322,499
Pool# G24559 5.00%, 10/20/39	504,182	561,255
Pool# G24715 5.00%, 06/20/40	485,163	539,904
Pool# G24747 5.00%, 07/20/40	274,547	305,579
Pool# G24771 4.50%, 08/20/40	841,307	914,046
Pool# G24834 4.50%, 10/20/40	2,070,013	2,251,793
Pool# 737727 4.00%, 12/20/40	1,311,654	1,429,853
Pool# 737730 4.00%, 12/20/40	399,774	436,249
Pool# G24923 4.50%, 01/20/41	297,711	323,855
Pool# G24978 4.50%, 03/20/41	46,335	50,341
Pool# G25017 4.50%, 04/20/41	524,596	569,956
Pool# G25082 4.50%, 06/20/41	860,383	934,780
Pool# G25175 4.50%, 09/20/41	602,078	654,956
Pool# G2675523 3.50%, 03/20/42	549,426	589,203
Pool# G2MA0392 3.50%, 09/20/42	2,044,497	2,181,802
Pool# G2MA0534 3.50%, 11/20/42	1,150,964	1,228,261
Pool# G2MA0852 3.50%, 03/20/43	1,272,005	1,357,435
Pool# G2MA0934 3.50%, 04/20/43	1,511,445	1,610,160
Pool# G2AF1001 3.50%, 06/20/43	392,321	422,483
Pool# G2 MA1376 4.00%, 10/20/43	1,438,513	1,537,125
Pool# G2 MA2372 4.00%, 11/20/44	3,277,767	3,501,055
Pool# G2 MA2824 2.50%, 05/20/45	522,574	536,347
Pool# G2 MA2891 3.00%, 06/20/45	3,054,924	3,212,711
Pool# G2 MA3034 3.50%, 08/20/45	383,070	407,489
Pool# G2 AO1099 3.50%, 09/20/45	26,994	28,957
Pool# G2 AO1103 3.50%, 09/20/45	802,252	860,732
Pool# G2 MA3105 3.50%, 09/20/45	996,938	1,060,393
Pool# G2 MA3173 3.50%, 10/20/45	23,414	24,910
Pool# G2 MA3174 4.00%, 10/20/45	4,399,740	4,699,377
Pool# G2 MA3243 3.00%, 11/20/45	279,797	294,248
Pool# G2 MA3244 3.50%, 11/20/45	461,235	490,728
Pool# G2 MA3309 3.00%, 12/20/45	563,150	592,237
Pool# G2 MA3310 3.50%, 12/20/45	342,721	364,636
Pool# G2 MA3376 3.50%, 01/20/46	1,313,368	1,396,961
Pool# G2 MA3454 3.50%, 02/20/46	2,913,272	3,099,559
Pool# G2 MA3521 3.50%, 03/20/46	133,802	142,369
Pool# G2 MA3663 3.50%, 05/20/46	794,960	846,030
Pool# G2 MA3736 3.50%, 06/20/46	681,979	725,791
Pool# G2 MA3803 3.50%, 07/20/46	554,000	589,591
Government National Mortgage Association II Pool TBA
3.00%, 08/15/46	9,002,000	9,454,913
3.50%, 08/15/46	6,250,000	6,642,578
4.00%, 08/15/46	25,000	26,694
4.50%, 08/15/46	225,000	240,888
5.00%, 08/15/46	975,000	1,058,637

Total U.S. Government Mortgage Backed Agencies (cost $239,530,056)		244,854,570

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligations 3.4%

	Principal Amount	Market Value
Federal Home Loan Banks 5.50%, 07/15/36	$300,000	$445,434
Federal Home Loan Mortgage Corp. 1.00%, 09/29/17	1,200,000	1,204,292
0.88%, 03/07/18	4,000,000	4,006,900
1.20%, 10/29/18	1,500,000	1,500,294
3.75%, 03/27/19	1,475,000	1,587,354
1.38%, 05/01/20	1,500,000	1,520,539
2.38%, 01/13/22	1,000,000	1,059,826
6.75%, 09/15/29	388,000	590,632
6.75%, 03/15/31	400,000	624,523
6.25%, 07/15/32	365,000	559,277
Federal National Mortgage Association 0.88%, 12/20/17	2,500,000	2,505,670
0.88%, 05/21/18	714,000	715,491
1.50%, 06/22/20	1,000,000	1,017,797
6.25%, 05/15/29	500,000	731,760
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	13,432
Tennessee Valley Authority 6.25%, 12/15/17	35,000	37,608
4.50%, 04/01/18	1,865,000	1,979,256
4.88%, 01/15/48	300,000	390,564
U.S. Treasury Notes 1.00%, 03/15/19	3,000,000	3,021,210
1.38%, 05/31/21	2,000,000	2,033,124
1.13%, 06/30/21	2,000,000	2,008,516
1.38%, 06/30/23	2,700,000	2,715,398

Total U.S. Government Sponsored & Agency Obligations (cost $29,162,065)		30,268,897

U.S. Treasury Bonds 6.9%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	1,830,468
8.50%, 02/15/20	700,000	887,059
8.13%, 05/15/21	3,800,000	5,063,204
6.25%, 08/15/23	869,000	1,161,710
4.75%, 02/15/37	1,000,000	1,503,516
3.50%, 02/15/39	500,000	640,449
4.50%, 08/15/39	185,000	271,105
4.38%, 11/15/39	280,000	403,736
4.38%, 05/15/40	550,000	794,127
3.88%, 08/15/40	600,000	809,203
4.25%, 11/15/40	500,000	711,270
4.75%, 02/15/41	2,000,000	3,047,812
3.75%, 08/15/41	2,500,000	3,318,750
3.13%, 11/15/41	4,800,000	5,779,123
3.00%, 05/15/42	1,000,000	1,179,023
3.13%, 02/15/43	1,000,000	1,203,672
2.88%, 05/15/43	2,250,000	2,584,512
3.63%, 08/15/43	2,000,000	2,630,938
3.75%, 11/15/43	1,850,000	2,488,466
3.63%, 02/15/44	1,000,000	1,314,805
3.38%, 05/15/44	1,700,000	2,139,345
3.13%, 08/15/44	2,400,000	2,886,094
3.00%, 11/15/44	8,000,000	9,399,376
3.00%, 05/15/45	800,000	940,000
2.88%, 08/15/45	1,750,000	2,010,244
3.00%, 11/15/45	3,200,000	3,766,624
2.50%, 02/15/46	2,000,000	2,133,046
2.50%, 05/15/46	1,200,000	1,282,640

Total U.S. Treasury Bonds (cost $52,820,649)		$62,180,317

U.S. Treasury Notes 28.4%

	Principal Amount	Market Value
U.S. Treasury Notes 1.88%, 09/30/17	1,500,000	1,521,972
0.88%, 10/15/17	3,000,000	3,009,141
0.75%, 10/31/17	7,000,000	7,010,388
1.88%, 10/31/17	1,800,000	1,827,704
0.88%, 11/15/17	3,500,000	3,510,664
4.25%, 11/15/17	6,415,000	6,713,952
0.75%, 12/31/17	2,000,000	2,002,890
0.88%, 01/31/18	3,500,000	3,511,757
1.00%, 02/15/18	9,000,000	9,047,106
0.75%, 02/28/18	6,200,000	6,208,959
2.75%, 02/28/18	1,000,000	1,032,852
1.00%, 03/15/18	1,000,000	1,005,430
2.88%, 03/31/18	2,000,000	2,072,890
0.63%, 04/30/18	3,000,000	2,997,891
0.88%, 05/31/18	5,000,000	5,018,945
1.00%, 05/31/18	2,500,000	2,514,745
1.38%, 06/30/18	1,200,000	1,215,937
0.88%, 07/15/18	5,000,000	5,019,335
1.00%, 09/15/18	4,000,000	4,026,564
1.25%, 11/30/18	2,000,000	2,025,234
1.50%, 12/31/18	2,000,000	2,037,968
1.13%, 01/15/19	4,500,000	4,543,947
1.38%, 02/28/19	5,000,000	5,083,010
1.50%, 02/28/19	5,000,000	5,099,415
1.50%, 03/31/19	2,000,000	2,040,860
1.13%, 05/31/19	2,000,000	2,021,172
1.50%, 05/31/19	1,000,000	1,021,016
1.00%, 06/30/19	1,000,000	1,007,070
1.63%, 06/30/19	2,000,000	2,049,296
1.00%, 08/31/19	2,000,000	2,012,812
1.63%, 08/31/19	2,500,000	2,563,380
1.75%, 09/30/19	3,000,000	3,088,008
1.50%, 11/30/19	12,000,000	12,262,500
1.13%, 12/31/19	4,000,000	4,037,656
1.63%, 12/31/19	3,990,000	4,094,271
3.63%, 02/15/20	2,610,000	2,862,131
1.25%, 02/29/20	2,100,000	2,128,302
1.38%, 02/29/20	6,000,000	6,105,468
1.38%, 03/31/20	2,500,000	2,544,042
1.13%, 04/30/20	1,500,000	1,512,833
3.50%, 05/15/20	2,000,000	2,192,968
1.50%, 05/31/20	4,500,000	4,599,846
2.63%, 08/15/20	2,925,000	3,120,381
1.38%, 08/31/20	1,000,000	1,017,070
1.75%, 10/31/20	5,700,000	5,883,244
2.63%, 11/15/20	2,360,000	2,522,342
1.63%, 11/30/20	2,000,000	2,054,844
1.75%, 12/31/20	8,000,000	8,261,248
3.63%, 02/15/21	2,500,000	2,789,942
1.13%, 02/28/21	4,000,000	4,022,968
1.25%, 03/31/21	2,000,000	2,021,406
3.13%, 05/15/21	4,750,000	5,213,866
2.13%, 06/30/21	300,000	315,492
2.25%, 07/31/21	1,200,000	1,269,844
1.88%, 11/30/21	2,600,000	2,705,219
1.50%, 01/31/22	5,000,000	5,100,000
2.00%, 02/15/22	1,500,000	1,570,958
1.75%, 03/31/22	4,000,000	4,132,500
1.75%, 04/30/22	2,000,000	2,066,484

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.75%, 05/15/22	$2,000,000	$2,066,562
2.13%, 06/30/22	1,500,000	1,581,621
2.00%, 07/31/22	1,500,000	1,570,958
1.63%, 08/15/22	1,200,000	1,230,750
1.88%, 08/31/22	3,500,000	3,639,727
2.00%, 11/30/22	2,200,000	2,302,524
2.13%, 12/31/22	1,000,000	1,054,141
1.75%, 01/31/23	1,500,000	1,546,288
1.50%, 02/28/23	2,000,000	2,030,546
1.50%, 03/31/23	2,500,000	2,536,620
1.63%, 05/31/23	2,000,000	2,045,156
2.50%, 08/15/23	3,800,000	4,114,986
2.75%, 11/15/23	3,000,000	3,305,274
2.75%, 02/15/24	1,500,000	1,654,863
2.50%, 05/15/24	500,000	542,910
2.25%, 11/15/24	3,160,000	3,374,163
2.00%, 02/15/25	3,645,000	3,818,422
2.13%, 05/15/25	4,600,000	4,865,935
2.00%, 08/15/25	4,700,000	4,923,250
2.25%, 11/15/25	3,500,000	3,742,676
1.63%, 02/15/26	2,500,000	2,537,042
1.63%, 05/15/26	500,000	507,480

Total U.S. Treasury Notes (cost $249,013,604)		255,262,029

Yankee Dollars 0.3%

	Principal Amount	Market Value
Banks 0.0%†
Bank of Montreal, 1.40%, 04/10/18	165,000	165,543
Westpac Banking Corp., 4.63%, 06/01/18	103,000	108,467

		274,010

Chemicals 0.1%
Agrium, Inc. 3.15%, 10/01/22	50,000	51,676
6.13%, 01/15/41	100,000	122,113
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	156,247

		330,036

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	153,000	201,902

Gas Utilities 0.0%†
TransCanada PipeLines Ltd., 5.85%, 03/15/36	150,000	183,211

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	69,959

Oil, Gas & Consumable Fuels 0.1%
Nexen, Inc. 5.88%, 03/10/35	92,000	112,170
6.40%, 05/15/37	250,000	322,406
Petro-Canada, 5.95%, 05/15/35	189,000	229,051
Statoil ASA, 6.80%, 01/15/28	225,000	300,602
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	126,559

		1,090,788

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	242,905
6.20%, 06/01/36	64,000	89,218
Canadian Pacific Railway Co., 2.90%, 02/01/25	250,000	256,842

		588,965

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,264

Total Yankee Dollars (cost $2,407,288)		2,846,135

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(d)(e)	29,565	29,565

Total Mutual Fund (cost $29,565)		29,565

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $1,384,749, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $1,412,410.(e)	$1,384,715	1,384,715

Total Repurchase Agreement (cost $1,384,715)		1,384,715

TBA Sale Commitments (0.1)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies (0.1)%
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 08/15/46	(75,000)	(75,971)
Federal National Mortgage Association Pool TBA 3.00%, 08/25/31	(115,402)	(121,082)
3.50%, 08/25/46	(542,000)	(572,445)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

TBA Sale Commitments (0.1)% (continued)

Market Value
Total TBA Sale Commitments (cost $(768,637))	$(769,498)

Total Investments (cost $844,312,304)(f) — 98.6%	886,077,806
Other assets in excess of liabilities — 1.4%	12,285,109

NET ASSETS — 100.0%	$898,362,915

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $1,393,478.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $5,203,729 which represents 0.58% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $1,414,280.
(f)	At July 31, 2016, the tax basis cost of the Fund’s investments was $844,370,875, tax unrealized appreciation and depreciation were $42,515,502 and $(808,571), respectively.
†	Amount rounds to less than 0.1%.POI& Asset Types

ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
PLC	Public Limited Company
PSF-GTD	Priority Solidarity Fund Guaranteed
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB	Limited Trading Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SCS	Limited Partnership
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,946,541	$—	$3,946,541
Commercial Mortgage Backed Securities	—	14,203,368	—	14,203,368
Corporate Bonds	—	234,764,492	—	234,764,492
Municipal Bonds	—	8,597,200	—	8,597,200
Mutual Fund	29,565	—	—	29,565
Repurchase Agreement	—	1,384,715	—	1,384,715
Sovereign Bonds	—	28,509,475	—	28,509,475
U.S. Government Mortgage Backed Agencies	—	244,854,570	—	244,854,570
U.S. Government Sponsored & Agency Obligations	—	30,268,897	—	30,268,897
U.S. Treasury Bonds	—	62,180,317	—	62,180,317
U.S. Treasury Notes	—	255,262,029	—	255,262,029
Yankee Dollars	—	2,846,135	—	2,846,135

Total Assets	$29,565	$886,817,739	$—	$886,847,304

Liabilities:
U.S. Government Mortgage Backed Agencies	$—	$(769,498)	$—	$(769,498)

Total Liabilities	$—	$(769,498)	$—	$(769,498)

Total	$29,565	$886,048,241	$—	$886,077,806

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund

Collateralized Mortgage Obligations 0.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 4039, Class ME, 2.00%, 12/15/40	$1,725,289	$1,744,734
Series 4026, Class WJ, 2.75%, 08/15/41	4,293,356	4,437,375

Total Collateralized Mortgage Obligations (cost $5,903,099)		6,182,109

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2015-UBS7, Class A4, 3.71%, 09/15/48	2,500,000	2,774,266
Series 2015-UBS7, Class AS, 3.99%, 09/15/48(a)	1,250,000	1,380,967
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/48	13,000,000	14,416,119

Total Commercial Mortgage Backed Securities (cost $17,245,862)		18,571,352

Corporate Bonds 51.1%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Triumph Group, Inc., 5.25%, 06/01/22	4,520,000	4,305,300

Airlines 0.8%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 09/22/27	5,000,000	5,375,500
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	2,900,284	3,417,405

		8,792,905

Auto Components 0.6%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,743,750
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	4,700,000	5,046,625

		6,790,375

Banks 1.6%
Capital One Financial Corp., 3.75%, 07/28/26	2,720,000	2,738,284
Citigroup, Inc., Series T, 6.25%, 08/15/26(b)	5,000,000	5,387,500
Wells Fargo & Co., Series K, 7.98%, 03/15/18(b)	5,430,000	5,762,587
4.40%, 06/14/46	3,000,000	3,180,600

		17,068,971

Beverages 0.7%
Coca-Cola Co. (The), 2.88%, 10/27/25	2,950,000	3,144,965
PepsiCo, Inc., 5.00%, 06/01/18	3,500,000	3,750,205

		6,895,170

Building Products 0.3%
Gibraltar Industries, Inc., 6.25%, 02/01/21	3,200,000	3,296,000

Capital Markets 3.0%
FMR LLC, 4.95%, 02/01/33(c)	7,300,000	8,232,845
Goldman Sachs Capital II, 4.00%, 09/01/16(b)	799,000	649,187
Jefferies Group LLC, 5.13%, 01/20/23	1,200,000	1,274,411
Morgan Stanley, 7.25%, 04/01/32	3,500,000	4,857,734
Raymond James Financial, Inc., 8.60%, 08/15/19	3,580,000	4,232,992
3.63%, 09/15/26	3,000,000	3,047,010
Stifel Financial Corp., 3.50%, 12/01/20	9,575,000	9,734,213

		32,028,392

Chemicals 1.1%
Blue Cube Spinco, Inc., 9.75%, 10/15/23(c)	3,400,000	3,884,500
Methanex Corp., 4.25%, 12/01/24	8,000,000	7,474,160

		11,358,660

Commercial Services & Supplies 1.0%
ADT Corp. (The), 6.25%, 10/15/21	4,000,000	4,365,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)	5,800,000	6,191,500

		10,556,500

Construction & Engineering 1.2%
Fluor Corp., 3.38%, 09/15/21	3,860,000	4,124,611
Tutor Perini Corp., 7.63%, 11/01/18(d)	8,375,000	8,488,062

		12,612,673

Construction Materials 0.5%
US Concrete, Inc., 6.38%, 06/01/24(c)	5,265,000	5,398,415

Consumer Finance 1.4%
American Express Credit Corp., 2.80%, 09/19/16	3,935,000	3,945,707
Credit Acceptance Corp., 7.38%, 03/15/23	4,800,000	4,800,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
Navient Corp., 6.63%, 07/26/21	$800,000	$808,000
Visa, Inc., 2.80%, 12/14/22	4,500,000	4,756,226

		14,309,933

Containers & Packaging 0.2%
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,792,000

Diversified Financial Services 2.7%
Alterra Finance LLC, 6.25%, 09/30/20	5,000,000	5,777,325
Block Financial LLC, 5.25%, 10/01/25	10,000,000	10,864,170
FS Investment Corp., 4.75%, 05/15/22	7,174,000	7,295,535
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 02/01/22	2,500,000	2,387,500
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,403,468

		28,727,998

Diversified Telecommunication Services 2.4%
AT&T, Inc., 3.60%, 02/17/23	6,000,000	6,372,960
4.50%, 05/15/35	1,782,000	1,881,100
CenturyLink, Inc., Series T, 5.80%, 03/15/22	2,000,000	2,045,000
Series Y, 7.50%, 04/01/24	1,750,000	1,868,125
Frontier Communications Corp., 8.50%, 04/15/20	2,500,000	2,690,000
10.50%, 09/15/22	1,625,000	1,755,000
Verizon Communications, Inc., 4.40%, 11/01/34	3,825,000	4,052,385
4.13%, 08/15/46	5,000,000	5,050,725

		25,715,295

Electric Utilities 0.1%
ITC Holdings Corp., 3.65%, 06/15/24	500,000	524,754

Electronic Equipment & Instruments 1.4%
Corning, Inc., 7.25%, 08/15/36	6,627,000	8,209,991
5.75%, 08/15/40	2,000,000	2,434,428
Tech Data Corp., 3.75%, 09/21/17	4,010,000	4,099,760

		14,744,179

Energy Equipment & Services 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	5,000,000	3,550,000
SEACOR Holdings, Inc., 7.38%, 10/01/19(d)	2,545,000	2,443,200
SESI LLC, 7.13%, 12/15/21	1,645,000	1,595,650

		7,588,850

Food & Staples Retailing 0.4%
Whole Foods Market, Inc., 5.20%, 12/03/25(c)	4,000,000	4,327,104

Food Products 0.5%
Post Holdings, Inc., 7.38%, 02/15/22	2,795,000	2,992,607
Wells Enterprises, Inc., 6.75%, 02/01/20(c)	2,215,000	2,281,450

		5,274,057

Gas Utilities 0.7%
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26	2,000,000	1,987,752
TransCanada PipeLines Ltd., 3.13%, 01/15/19	2,275,000	2,349,313
4.63%, 03/01/34	3,160,000	3,386,654

		7,723,719

Health Care Providers & Services 1.4%
Aetna, Inc., 4.25%, 06/15/36	2,000,000	2,070,538
Centene Corp., 4.75%, 05/15/22	500,000	515,000
6.13%, 02/15/24	1,000,000	1,074,380
HCA, Inc., 5.88%, 03/15/22	2,500,000	2,750,000
MEDNAX, Inc., 5.25%, 12/01/23(c)	2,691,000	2,805,367
Medtronic, Inc., 4.38%, 03/15/35	4,680,000	5,389,666

		14,604,951

Hotels, Restaurants & Leisure 1.2%
Aramark Services, Inc., 5.13%, 01/15/24(c)	500,000	516,250
Hyatt Hotels Corp., 4.85%, 03/15/26	3,500,000	3,897,351
Marriott International, Inc., Series R, 3.13%, 06/15/26	4,900,000	5,000,367
MGM Resorts International, 8.63%, 02/01/19	2,000,000	2,265,000
Speedway Motorsports, Inc., 5.13%, 02/01/23	1,530,000	1,564,425

		13,243,393

Household Durables 1.4%
NVR, Inc., 3.95%, 09/15/22	5,026,000	5,327,188
PulteGroup, Inc., 4.25%, 03/01/21	5,150,000	5,323,813
Tempur Sealy International, Inc., 5.50%, 06/15/26(c)	1,000,000	1,011,880
Toll Brothers Finance Corp., 5.63%, 01/15/24	2,750,000	2,942,500

		14,605,381

Information Technology Services 1.8%
Computer Sciences Corp., 4.45%, 09/15/22	7,715,000	8,192,381
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	4,762,000	4,784,996
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(c)	6,000,000	6,434,490

		19,411,867

Insurance 6.1%
Aflac, Inc., 3.25%, 03/17/25	5,943,000	6,241,636

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
American International Group, Inc., 3.90%, 04/01/26	$2,000,000	$2,097,014
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(d)	5,625,000	6,294,201
Hanover Insurance Group, Inc. (The), 4.50%, 04/15/26	2,500,000	2,583,452
Horace Mann Educators Corp., 4.50%, 12/01/25	1,250,000	1,315,622
Kemper Corp., 4.35%, 02/15/25	4,000,000	4,154,864
Navigators Group, Inc. (The), 5.75%, 10/15/23	5,000,000	5,506,140
Old Republic International Corp., 4.88%, 10/01/24	8,964,000	9,752,698
Provident Cos., Inc., 7.00%, 07/15/18	3,670,000	4,007,930
Prudential Financial, Inc., 8.87%, 06/15/38(a)	4,770,000	5,318,550
Radian Group, Inc., 7.00%, 03/15/21	1,500,000	1,659,375
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,622,313
Sirius International Group Ltd., 6.38%, 03/20/17(c)	5,000,000	5,110,255
Torchmark Corp., 9.25%, 06/15/19	3,910,000	4,660,630
7.88%, 05/15/23	2,975,000	3,745,400

		65,070,080

Internet & Catalog Retail 0.5%
eBay, Inc., 3.80%, 03/09/22	2,000,000	2,132,452
Priceline Group, Inc. (The), 3.60%, 06/01/26	3,430,000	3,597,449

		5,729,901

Machinery 0.3%
CNH Industrial Capital LLC, 4.88%, 04/01/21(d)	3,000,000	3,142,500

Media 1.1%
Cablevision Systems Corp., 8.63%, 09/15/17	2,500,000	2,656,250
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/35(c)	3,000,000	3,530,457
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,564,661
Omnicom Group, Inc., 3.60%, 04/15/26	1,500,000	1,598,075
Sirius XM Radio, Inc., 6.00%, 07/15/24(c)	2,000,000	2,127,500

		11,476,943

Multiline Retail 1.2%
Dillard’s, Inc., 7.13%, 08/01/18	1,775,000	1,934,750
7.75%, 07/15/26	1,845,000	2,167,875
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	7,675,000	8,266,996

		12,369,621

Office Electronics 0.1%
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	703,734

Oil, Gas & Consumable Fuels 3.3%
Exxon Mobil Corp., 2.22%, 03/01/21	6,875,000	7,088,414
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20(d)	9,345,000	9,695,437
7.00%, 11/15/23(c)	8,900,000	8,499,500
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(c)	3,000,000	2,989,425
Valero Energy Corp., 8.75%, 06/15/30	2,500,000	3,259,838
7.50%, 04/15/32	2,641,000	3,250,619

		34,783,233

Paper & Forest Products 0.5%
Boise Cascade Co., 6.38%, 11/01/20	1,250,000	1,281,250
Masco Corp., 3.50%, 04/01/21	1,000,000	1,038,780
PH Glatfelter Co., 5.38%, 10/15/20	2,745,000	2,758,725

		5,078,755

Pharmaceuticals 0.4%
Mylan NV, 2.50%, 06/07/19(c)	2,500,000	2,545,603
Wyeth LLC, 6.45%, 02/01/24	1,000,000	1,282,640

		3,828,243

Real Estate Investment Trusts (REITs) 1.5%
Corporate Office Properties LP, 3.60%, 05/15/23	5,111,000	5,078,698
HCP, Inc., 4.25%, 11/15/23	2,313,000	2,433,523
Mack-Cali Realty LP, 4.50%, 04/18/22	2,000,000	2,049,980
Omega Healthcare Investors, Inc., 4.38%, 08/01/23	4,875,000	4,930,356
Simon Property Group LP, 10.35%, 04/01/19	935,000	1,135,989

		15,628,546

Real Estate Management & Development 0.0%†
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	500,000	521,682

Road & Rail 1.1%
Kansas City Southern, 3.13%, 06/01/26	1,000,000	1,024,709
Rent-A-Center, Inc., 6.63%, 11/15/20(d)	7,665,000	7,166,775
United Rentals North America, Inc., 7.63%, 04/15/22	3,492,000	3,730,085

		11,921,569

Semiconductors & Semiconductor Equipment 0.2%
Microsemi Corp., 9.13%, 04/15/23(c)	2,000,000	2,270,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 2.3%
Diebold, Inc., 8.50%, 04/15/24(c)	$3,000,000	$3,003,750
Electronic Arts, Inc., 4.80%, 03/01/26	4,115,000	4,524,397
Microsoft Corp., 4.88%, 12/15/43	6,000,000	7,329,228
MSCI, Inc., 5.25%, 11/15/24(c)	5,000,000	5,300,000
Oracle Corp., 3.85%, 07/15/36	4,000,000	4,109,012

		24,266,387

Specialty Retail 2.2%
Advance Auto Parts, Inc., 4.50%, 12/01/23	6,585,000	7,151,284
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,173,150
Gap, Inc. (The), 5.95%, 04/12/21(d)	5,000,000	5,332,120
Home Depot, Inc. (The), 2.00%, 04/01/21	1,430,000	1,469,495
L Brands, Inc., 7.00%, 05/01/20	2,000,000	2,300,000
6.95%, 03/01/33	5,800,000	5,858,000

		23,284,049

Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc., 3.25%, 02/23/26	1,400,000	1,497,612
3.85%, 08/04/46	2,000,000	2,007,372
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.10%, 07/15/36(c)	4,000,000	4,557,796
Seagate HDD Cayman, 3.75%, 11/15/18	6,000,000	6,112,350
Western Digital Corp., 10.50%, 04/01/24(c)	6,750,000	7,602,188

		21,777,318

Textiles, Apparel & Luxury Goods 0.7%
Levi Strauss & Co., 6.88%, 05/01/22	7,430,000	7,894,375

Total Corporate Bonds (cost $528,729,294)		541,443,778

U.S. Government Mortgage Backed Agencies 32.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J13885 3.50%, 12/01/25	2,108,169	2,236,838
Pool# J14732 4.00%, 03/01/26	64	68
Pool# J19197 3.00%, 05/01/27	1,224,891	1,287,958
Pool# G14748 3.00%, 04/01/28	2,342,559	2,462,573
Pool# C91768 3.50%, 07/01/34	9,790,772	10,419,757
Pool# G30692 3.50%, 08/01/34	11,728,140	12,491,435
Pool# G30782 3.50%, 02/01/35	3,674,108	3,910,269
Pool# C91846 3.00%, 09/01/35	3,069,270	3,229,020
Pool# C91859 3.50%, 12/01/35	3,404,346	3,626,302
Pool# C91868 3.50%, 04/01/36	7,983,338	8,504,399
Pool# G05963 4.50%, 04/01/40	587,899	641,811
Pool# A95406 4.00%, 12/01/40	1,769,841	1,902,699
Pool# A96464 4.00%, 01/01/41	722,046	774,514
Pool# Q06025 4.00%, 02/01/42	2,307,911	2,512,370
Pool# Q10392 3.50%, 08/01/42	5,046,123	5,344,498
Pool# G08534 3.00%, 06/01/43	5,277,396	5,497,320
Pool# G08541 3.50%, 08/01/43	7,237,411	7,664,667
Pool# Q22176 4.00%, 09/01/43	10,199,073	10,931,259
Pool# C09071 4.00%, 02/01/45	8,770,245	9,391,231
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	3,447,672	3,666,695
Pool# AL0578 3.50%, 08/01/26	300,559	318,519
Pool# MA0848 3.50%, 09/01/26	7,094,870	7,521,144
Pool# AJ5336 3.00%, 11/01/26	1,409,789	1,481,249
Pool# AJ6973 3.00%, 11/01/26	14,578,779	15,323,177
Pool# AL1121 3.50%, 12/01/26	4,140,916	4,388,261
Pool# AL4235 3.50%, 01/01/27	9,107,937	9,651,906
Pool# AL1345 3.00%, 02/01/27	2,490,535	2,617,014
Pool# AL1719 3.00%, 05/01/27	2,661,936	2,811,548
Pool# AL2908 3.00%, 08/01/27	658,475	691,987
Pool# AO3261 3.00%, 10/01/27	5,134,531	5,396,543
Pool# AL4180 3.50%, 09/01/28	4,546,936	4,818,034
Pool# MA2124 3.00%, 12/01/29	1,945,224	2,041,447
Pool# MA1165 3.00%, 09/01/32	1,231,604	1,296,931
Pool# MA1459 3.00%, 06/01/33	2,534,802	2,669,450
Pool# AL6591 3.00%, 09/01/33	8,291,108	8,730,962
Pool# MA1608 3.50%, 10/01/33	10,896,155	11,606,465

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA1889 3.50%, 05/01/34	$9,780,978	$10,418,297
Pool# MA2417 3.50%, 10/01/35	908,661	966,742
Pool# MA2610 3.00%, 05/01/36	12,814,407	13,481,902
Pool# AE0311 3.50%, 08/01/40	8,668,368	9,156,693
Pool# AE3328 4.00%, 10/01/40	5,898,763	6,319,435
Pool# AB1845 4.00%, 11/01/40	9,688,901	10,427,635
Pool# AH0315 4.00%, 12/01/40	13,573,548	14,599,915
Pool# AH1107 4.00%, 12/01/40	934,889	1,023,311
Pool# AJ1407 4.00%, 09/01/41	5,111,751	5,501,447
Pool# AJ9278 3.50%, 12/01/41	9,486,312	10,062,047
Pool# AJ9323 3.00%, 01/01/42	5,232,884	5,449,532
Pool# AW8165 4.00%, 01/01/42	7,568,952	8,139,347
Pool# AJ8414 4.00%, 02/01/42	5,398,973	5,810,994
Pool# AB4696 4.00%, 03/01/42	3,181,956	3,465,993
Pool# AP2132 3.50%, 08/01/42	3,853,153	4,082,422
Pool# AP8288 3.00%, 09/01/42	7,963,692	8,310,283
Pool# AB9243 3.00%, 05/01/43	14,983,314	15,633,822
Pool# AT6653 3.00%, 05/01/43	11,854,457	12,370,225
Pool# AS0205 3.00%, 08/01/43	3,794,418	3,960,152
Pool# AU2592 3.50%, 08/01/43	4,668,562	4,940,811
Pool# AL7696 3.00%, 12/01/43	11,126,400	11,611,472
Pool# AL7709 3.00%, 02/01/45	5,537,437	5,778,856

Total U.S. Government Mortgage Backed Agencies (cost $343,209,187)		349,371,653

U.S. Treasury Bond 1.1%

	Principal Amount	Market Value
U.S. Treasury Bond, 2.50%, 02/15/45	11,250,000	11,986,526

Total U.S. Treasury Bond (cost $11,770,917)		11,986,526

U.S. Treasury Notes 8.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 12/15/18	7,500,000	7,595,797
2.00%, 11/30/20	940,000	980,281
1.50%, 01/31/22	8,500,000	8,670,000
1.75%, 09/30/22	3,000,000	3,096,093
2.13%, 12/31/22	9,000,000	9,487,269
1.50%, 02/28/23	12,250,000	12,437,094
1.63%, 05/31/23	7,750,000	7,924,980
2.13%, 05/15/25	12,405,000	13,122,158
2.25%, 11/15/25	7,440,000	7,955,860
1.63%, 02/15/26	19,555,000	19,844,746

Total U.S. Treasury Notes (cost $89,322,953)		91,114,278

Yankee Dollar 0.4%

	Principal Amount	Market Value
Insurance 0.4%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,203,245

Total Yankee Dollar (cost $4,115,958)		4,203,245

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(e)(f)	485,863	485,863

Total Mutual Fund (cost $485,863)		485,863

Preferred Stocks 1.4%

	Shares	Market Value
Banks 0.2%
Capital One Financial Corp., 6.70%, 12/01/19(d)(g)	65,000	1,862,250

Capital Markets 0.1%
Morgan Stanley, 6.63%, 07/15/19(g)	50,000	1,370,000

Electric Utilities 0.3%
DTE Energy Co., 6.50%, 12/01/61(g)	100,000	2,610,000

Insurance 0.8%
Allstate Corp. (The), 6.75%, 10/15/18(g)	94,250	2,619,207
Maiden Holdings Ltd., 6.63%, 06/14/46*(g)	50,000	1,297,500
8.25%, 08/29/17(g)	10,000	266,900
Maiden Holdings North America Ltd., 7.75%, 12/01/43(g)	126,000	3,422,160

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
Insurance (continued)
PartnerRe Ltd., 7.25%, 04/29/21(g)	31,383	$956,868

		8,562,635

Thrifts & Mortgage Finance 0.0%†
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17*(d)(g)	35,000	149,800

Total Preferred Stocks (cost $14,244,657)		14,554,685

Repurchase Agreement 2.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $22,756,761, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $23,211,326.(f)	$22,756,192	22,756,192

Total Repurchase Agreement (cost $22,756,192)		22,756,192

Total Investments (cost $1,037,783,982)(h) — 100.0%		1,060,669,681
Liabilities in excess of other assets — 0.0%†		(59,726)

NET ASSETS — 100.0%		$1,060,609,955

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date reflects the next call date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $88,620,275 which represents 8.36% of net assets.
(d)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $22,730,516.
(e)	Represents 7-day effective yield as of July 31, 2016.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $23,242,055.
(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2016.
(h)	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,037,783,982, tax unrealized appreciation and depreciation were $27,408,728 and $(4,523,029), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$6,182,109	$—	$6,182,109
Commercial Mortgage Backed Securities	—	18,571,352	—	18,571,352
Corporate Bonds	—	541,443,778	—	541,443,778
Mutual Fund	485,863	—	—	485,863
Preferred Stocks	14,554,685	—	—	14,554,685
Repurchase Agreement	—	22,756,192	—	22,756,192
U.S. Government Mortgage Backed Agencies	—	349,371,653	—	349,371,653
U.S. Treasury Bond	—	11,986,526	—	11,986,526
U.S. Treasury Notes	—	91,114,278	—	91,114,278
Yankee Dollar	—	4,203,245	—	4,203,245

Total	$15,040,548	$1,045,629,133	$—	$1,060,669,681

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 53.3%

	Shares	Market Value
Aerospace & Defense 1.9%
Airbus Group SE	326	$19,232
Lockheed Martin Corp.	716	180,955
Rockwell Collins, Inc.	1,246	105,436
Thales SA	70	6,376

		311,999

Air Freight & Logistics 1.1%
Kintetsu World Express, Inc.	400	5,558
United Parcel Service, Inc., Class B	1,566	169,284

		174,842

Airlines 0.0%†
Qantas Airways Ltd.*	2,000	4,802

Auto Components 1.1%
CIE Automotive SA	410	7,963
Continental AG	142	29,780
GKN PLC	2,260	8,650
Spartan Motors, Inc.	5,200	44,148
Strattec Security Corp.	600	26,760
Superior Industries International, Inc.	1,300	39,728
Valeo SA	498	25,548

		182,577

Automobiles 0.4%
Bayerische Motoren Werke AG	166	14,303
Ferrari NV	140	6,338
Peugeot SA*	840	12,687
Renault SA	190	16,613
Toyota Motor Corp.	200	11,207

		61,148

Banks 1.6%
Australia & New Zealand Banking Group Ltd.	960	18,888
Bank Leumi Le-Israel BM*	4,000	14,413
BNP Paribas SA	310	15,377
Commonwealth Bank of Australia	100	5,887
Concordia Financial Group Ltd.*	2,700	11,477
Dah Sing Financial Holdings Ltd.	2,400	16,104
Erste Group Bank AG*	810	21,466
Hiroshima Bank Ltd. (The)	1,000	3,621
KBC Group NV*	200	10,396
Laurentian Bank of Canada	300	11,123
MB Financial, Inc.	700	26,873
Nedbank Group Ltd.	703	10,086
Royal Bank of Canada	580	35,356
Skandinaviska Enskilda Banken AB, Class A	2,658	23,306
Toronto-Dominion Bank (The)	170	7,407
Westpac Banking Corp.	708	16,753
Woori Bank	810	7,309

		255,842

Beverages 0.3%
Anheuser-Busch InBev SA/NV	56	7,235
Asahi Group Holdings Ltd.	300	10,184
Britvic PLC	1,639	13,567
Coca-Cola European Partners PLC	260	9,706
Heineken NV	90	8,494

		49,186

Biotechnology 1.1%
Actelion Ltd. REG*	320	56,682
Gilead Sciences, Inc.	1,024	81,377
Kindred Biosciences, Inc.*	8,600	33,712
Vitrolife AB	120	6,845

		178,616

Capital Markets 3.3%
Capital Southwest Corp.	2,500	36,575
Cowen Group, Inc., Class A*	26,100	81,432
Eaton Vance Corp.	3,169	119,820
Federated Investors, Inc., Class B	3,355	105,917
Franklin Resources, Inc.	3,991	144,434
Macquarie Group Ltd.	420	23,779
Magellan Financial Group Ltd.	413	7,182
Partners Group Holding AG	30	13,721
SVG Capital PLC*	1,780	12,991

		545,851

Chemicals 2.2%
BB Biotech AG REG	195	9,764
CF Industries Holdings, Inc.	2,042	50,396
FutureFuel Corp.	400	4,584
Givaudan SA REG	7	14,376
LyondellBasell Industries NV, Class A	1,258	94,677
NewMarket Corp.	296	126,670
Nissan Chemical Industries Ltd.	500	15,974
Novozymes A/S, Class B	150	7,362
Sumitomo Chemical Co., Ltd.	3,000	13,278
Teijin Ltd.	3,000	11,283
Tosoh Corp.	2,000	10,148

		358,512

Commercial Services & Supplies 0.7%
Brink’s Co. (The)	700	22,974
Intrum Justitia AB	420	13,484
Team, Inc.*	2,425	66,954
Transcontinental, Inc., Class A	800	11,526

		114,938

Communications Equipment 1.2%
ADVA Optical Networking SE*	550	4,928
Digi International, Inc.*	2,200	24,442
Harris Corp.	1,274	110,354
Hitachi Kokusai Electric, Inc.	1,000	15,984
PC-Tel, Inc.	7,550	38,279

		193,987

Consumer Finance 2.4%
American Express Co.	2,035	131,176
Discover Financial Services	2,294	130,391
Synchrony Financial*	4,573	127,495

		389,062

Containers & Packaging 0.0%†
DS Smith PLC	1,310	6,794

Diversified Financial Services 3.2%
Banca IFIS SpA	517	11,818
CBOE Holdings, Inc.	2,762	190,026
Century Tokyo Leasing Corp.	300	10,395
Moody’s Corp.	1,221	129,438
ORIX Corp.	1,200	16,840

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Financial Services (continued)
S&P Global, Inc.	1,381	$168,758

		527,275

Diversified Telecommunication Services 0.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,000	5,954
BT Group PLC	6,399	34,960
Nippon Telegraph & Telephone Corp.	300	14,256
ORBCOMM, Inc.*	7,400	78,366

		133,536

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	2,000	17,706
Tohoku Electric Power Co., Inc.	900	11,562

		29,268

Electrical Equipment 0.6%
Fuji Electric Co., Ltd.	4,000	17,655
Gamesa Corp. Tecnologica SA	490	10,397
Mitsubishi Electric Corp.	2,000	23,317
Nitto Kogyo Corp.	100	1,369
Orion Energy Systems, Inc.*	13,400	18,760
OSRAM Licht AG	190	9,885
Vestas Wind Systems A/S	250	17,478
Zhuzhou CRRC Times Electric Co., Ltd.	1,500	8,299

		107,160

Electronic Equipment, Instruments & Components 0.1%
Electro Scientific Industries, Inc.*	1,300	8,801
Flextronics International Ltd.*	1,040	13,177

		21,978

Energy Equipment & Services 1.1%
Amec Foster Wheeler PLC	3,380	20,005
Bristow Group, Inc.	3,300	35,673
Gulf Island Fabrication, Inc.	4,800	40,608
Mitcham Industries, Inc.*	3,900	13,104
Oceaneering International, Inc.	2,374	66,187
Subsea 7 SA*	1,170	12,645

		188,222

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	500	22,605
Booker Group PLC	10,000	23,022
Koninklijke Ahold Delhaize NV*	414	9,887

		55,514

Food Products 1.3%
Bakkafrost P/F	250	9,740
Campbell Soup Co.	1,596	99,383
Gruma SAB de CV, Class B	1,470	21,142
Landec Corp.*	3,800	43,700
Nestle SA REG	260	20,835
Nippon Suisan Kaisha Ltd.	2,000	9,928
WH Group Ltd.(a)	12,000	9,476

		214,204

Health Care Equipment & Supplies 0.1%
HOYA Corp.	300	10,644

Hotels, Restaurants & Leisure 0.9%
Century Casinos, Inc.*	8,900	56,782
International Speedway Corp., Class A	700	23,639
TUI AG	510	6,640
Yum! Brands, Inc.	629	56,245

		143,306

Household Durables 0.4%
Berkeley Group Holdings PLC	337	11,954
Fujitsu General Ltd.	1,000	23,411
Persimmon PLC	670	14,960
Sekisui Chemical Co., Ltd.	600	8,726

		59,051

Household Products 0.1%
Reckitt Benckiser Group PLC	232	22,495

Independent Power and Renewable Electricity Producers 1.2%
AES Corp. (The)	15,161	187,238
Huadian Power International Corp., Ltd., H Shares	12,000	5,690
TransAlta Renewables, Inc.	600	6,475

		199,403

Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd.	1,000	11,721
DCC PLC	110	9,816

		21,537

Information Technology Services 2.1%
Accenture PLC, Class A	957	107,959
Alliance Data Systems Corp.*	308	71,339
Capgemini SA	144	13,842
MasterCard, Inc., Class A	1,033	98,383
Western Union Co. (The)	2,522	50,440

		341,963

Insurance 0.9%
Allianz SE REG	201	28,800
First American Financial Corp.	1,000	41,810
Hannover Rueck SE	210	21,480
NN Group NV	340	9,171
SCOR SE	781	22,816
Swiss Re AG	339	28,417

		152,494

Internet & Catalog Retail 0.5%
Gaia, Inc.*	8,800	71,896
Hyundai Home Shopping Network Corp.	90	9,763

		81,659

Internet Software & Services 1.2%
Daou Technology, Inc.	220	5,239
NetEase, Inc. ADR-CN	80	16,342
NetEnt AB*	216	1,828
RealNetworks, Inc.*	17,792	77,039
TechTarget, Inc.*	2,100	19,152
United Internet AG REG	430	19,031
XO Group, Inc.*	2,900	52,867

		191,498

Machinery 0.3%
Duerr AG	223	19,234
Hoshizaki Corp.	100	9,049
Juki Corp.	900	7,719
New Flyer Industries, Inc.	500	15,873

		51,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media 0.3%
Hakuhodo DY Holdings, Inc.	300	$3,501
RELX PLC	841	15,970
Smiles SA	490	7,852
Stroeer SE & Co. KGaA	200	9,508
WPP PLC	320	7,180

		44,011

Metals & Mining 0.5%
APERAM SA	480	20,097
Barrick Gold Corp.	200	4,367
BlueScope Steel Ltd.	1,070	6,903
Boliden AB	380	8,364
Hitachi Metals Ltd.	1,000	11,118
Newmarket Gold, Inc.*	3,000	9,949
Nippon Light Metal Holdings Co. Ltd.	6,000	13,621
Northern Star Resources Ltd.	2,000	8,174
Poongsan Corp.	190	5,278

		87,871

Multiline Retail 0.1%
Dollarama, Inc.	300	22,182

Oil, Gas & Consumable Fuels 3.4%
BP PLC	3,055	17,284
Caltex Australia Ltd.	840	21,243
Contango Oil & Gas Co.*	2,750	25,383
Devon Energy Corp.	3,105	118,859
Euronav NV	920	7,929
Marathon Petroleum Corp.	3,329	131,129
MOL Hungarian Oil & Gas PLC	220	13,803
Neste OYJ	1,231	46,716
Royal Dutch Shell PLC, Class B	268	7,128
Star Petroleum Refining PCL	34,000	9,033
Tesoro Corp.	414	31,526
Valero Energy Corp.	2,220	116,062
Woodside Petroleum Ltd.	645	13,176

		559,271

Paper & Forest Products 0.2%
Mondi PLC	1,230	24,892

Personal Products 0.5%
Blackmores Ltd.	60	7,168
Kao Corp.	500	26,926
L’Oreal SA	150	28,501
Unilever PLC	430	20,117

		82,712

Pharmaceuticals 2.9%
AbbVie, Inc.	2,466	163,323
GlaxoSmithKline PLC	1,900	42,433
Indivior PLC	6,000	23,538
Kaken Pharmaceutical Co., Ltd.	300	19,838
Mylan NV*	1,936	90,585
Novartis AG REG	169	14,017
Novo Nordisk A/S, Class B	363	20,642
Roche Holding AG	62	15,827
Sanofi	408	34,751
Shionogi & Co., Ltd.	500	25,934
Taro Pharmaceutical Industries Ltd.*	100	13,996
Teva Pharmaceutical Industries Ltd.	190	10,399

		475,283

Professional Services 0.7%
Adecco Group AG REG	210	11,526
CRA International, Inc.*	1,100	30,382
Intertek Group PLC	260	12,474
Pendrell Corp.*	81,500	55,420
Randstad Holding NV	250	10,755

		120,557

Real Estate Investment Trusts (REITs) 0.3%
Granite Real Estate Investment Trust	200	6,225
Klepierre	345	16,543
Link REIT	2,500	18,678

		41,446

Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A*	3,407	96,929
Colliers International Group, Inc.	200	8,257
Daito Trust Construction Co., Ltd.	200	33,584
Daiwa House Industry Co., Ltd.	500	14,020
FirstService Corp.	200	9,857

		162,647

Road & Rail 0.2%
ArcBest Corp.	1,200	22,452
Central Japan Railway Co.	100	18,587

		41,039

Semiconductors & Semiconductor Equipment 0.6%
Brooks Automation, Inc.	5,100	63,903
Dialog Semiconductor PLC*	290	9,510
Ulvac, Inc.	700	21,688

		95,101

Software 1.5%
Constellation Software, Inc.	50	20,354
Glu Mobile, Inc.*	11,900	27,846
Nexon Co., Ltd.	700	10,377
Open Text Corp.	100	6,094
Oracle Corp. Japan	100	6,084
Rosetta Stone, Inc.*	10,100	77,770
SAP SE	120	10,503
Seachange International, Inc.*	11,600	37,120
Telenav, Inc.*	10,400	51,792

		247,940

Specialty Retail 1.6%
Ross Stores, Inc.	666	41,179
TJX Cos., Inc. (The)	2,553	208,631
West Marine, Inc.*	2,200	19,272

		269,082

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	1,280	133,389
FUJIFILM Holdings Corp.	300	10,764
Hewlett Packard Enterprise Co.	7,170	150,713
HP, Inc.	5,498	77,027
Imation Corp.*	19,900	20,895
Western Digital Corp.	2,498	118,680

		511,468

Textiles, Apparel & Luxury Goods 0.4%
Moncler SpA	710	12,460
Movado Group, Inc.	800	18,072
Pandora A/S	215	28,004

		58,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Tobacco 2.3%
Altria Group, Inc.	3,070	$207,839
Philip Morris International, Inc.	1,776	178,062

		385,901

Trading Companies & Distributors 0.6%
Bunzl PLC	950	29,723
United Rentals, Inc.*	806	64,214

		93,937

Transportation Infrastructure 0.2%
Aena SA(a)	110	15,867
Airports of Thailand PCL	1,600	18,167

		34,034

Wireless Telecommunication Services 0.2%
KDDI Corp.	900	27,619
NTT DOCOMO, Inc.	500	13,582

		41,201

Total Common Stocks (cost $8,584,087)		8,780,349

Corporate Bonds 6.3%

	Principal Amount	Market Value
Banks 3.5%
Citigroup, Inc. 4.40%, 06/10/25	$155,000	164,773
4.45%, 09/29/27	70,000	73,402
JPMorgan Chase & Co., Series 1, 1.37%, 01/28/19(b)	110,000	110,395
3.88%, 02/01/24	65,000	71,094
Wells Fargo & Co., 4.10%, 06/03/26	145,000	156,791

		576,455

Capital Markets 1.7%
Goldman Sachs Group, Inc. (The) 2.07%, 04/23/21(b)	130,000	130,914
3.85%, 07/08/24	75,000	80,509
Morgan Stanley, Series F, 3.88%, 04/29/24	65,000	69,698

		281,121

Diversified Telecommunication Services 0.6%
Pacific Bell Telephone Co., 7.13%, 03/15/26	80,000	103,507

Insurance 0.5%
MetLife, Inc., Series D, 4.37%, 09/15/23	75,000	83,555

Total Corporate Bonds (cost $1,020,454)		1,044,638

U.S. Government Mortgage Backed Agencies 9.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G30892 5.50%, 04/01/30	109,277	121,716
Pool# G30891 5.00%, 09/01/31	166,621	183,451
Pool# G30701 5.00%, 11/01/31	299,183	333,050
Pool# G30810 4.50%, 01/01/32	295,042	323,549
Federal National Mortgage Association Pool
Pool# AL7638 5.50%, 01/01/24	123,167	133,448
Pool# AL2194 5.50%, 05/01/25	71,070	75,812
Pool# AL6469 5.50%, 11/01/25	145,047	156,207
Pool# AL6303 5.00%, 06/01/26	104,862	111,740
Pool# AL7883 5.00%, 06/01/26	156,294	167,423

Total U.S. Government Mortgage Backed Agencies (cost $1,603,885)		1,606,396

U.S. Government Sponsored & Agency Obligations 17.3%
	Principal Amount	Market Value
Federal Farm Credit Banks 0.66%, 03/02/18(b)	255,000	254,960
0.65%, 03/26/18(b)	345,000	345,085
0.50%, 05/17/18(b)	495,000	493,799
0.58%, 05/25/18(b)	130,000	129,882
Federal Home Loan Banks 0.59%, 08/09/17(b)	535,000	535,557
0.65%, 10/25/17(b)	495,000	495,293
0.54%, 12/07/17(b)	175,000	174,811
Federal Home Loan Mortgage Corp. 0.52%, 11/13/17(b)	105,000	104,919
Federal National Mortgage Association 0.59%, 03/21/18(b)	320,000	320,104

Total U.S. Government Sponsored & Agency Obligations (cost $2,854,918)		2,854,410

U.S. Treasury Bond 8.5%

	Principal Amount	Market Value
U.S. Treasury Bond, 2.75%, 08/15/42	1,250,000	1,406,690

Total U.S. Treasury Bond (cost $1,237,191)		1,406,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Exchange Traded Fund 0.1%

	Shares	Market Value
Mutual Funds 0.1%
iShares MSCI EAFE ETF	344	$19,959

Total Exchange Traded Fund (cost $19,658)		19,959

Total Investments (cost $15,320,193)(c) — 95.3%		15,712,442
Other assets in excess of liabilities — 4.7%		770,433

NET ASSETS — 100.0%		$16,482,875

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $25,343 which represents 0.15% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(c)	At July 31, 2016, the tax basis cost of the Fund’s investments was $15,386,203, tax unrealized appreciation and depreciation were $1,266,666 and $(940,427), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BM	Limited Liability
CN	China
ETF	Exchange Traded Fund
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$286,391	$25,608	$—	$311,999
Air Freight & Logistics	169,284	5,558	—	174,842
Airlines	—	4,802	—	4,802
Auto Components	110,636	71,941	—	182,577
Automobiles	—	61,148	—	61,148
Banks	80,759	175,083	—	255,842
Beverages	9,706	39,480	—	49,186
Biotechnology	115,089	63,527	—	178,616
Capital Markets	488,178	57,673	—	545,851
Chemicals	276,327	82,185	—	358,512
Commercial Services & Supplies	101,454	13,484	—	114,938
Communications Equipment	173,075	20,912	—	193,987
Consumer Finance	389,062	—	—	389,062
Containers & Packaging	—	6,794	—	6,794
Diversified Financial Services	488,222	39,053	—	527,275
Diversified Telecommunication Services	78,366	55,170	—	133,536
Electric Utilities	—	29,268	—	29,268
Electrical Equipment	18,760	88,400	—	107,160
Electronic Equipment, Instruments & Components	21,978	—	—	21,978
Energy Equipment & Services	155,572	32,650	—	188,222
Food & Staples Retailing	22,605	32,909	—	55,514
Food Products	164,225	49,979	—	214,204
Health Care Equipment & Supplies	—	10,644	—	10,644
Hotels, Restaurants & Leisure	136,666	6,640	—	143,306
Household Durables	—	59,051	—	59,051
Household Products	—	22,495	—	22,495

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Independent Power and Renewable Electricity Producers	$193,713	$5,690	$—	$199,403
Industrial Conglomerates	—	21,537	—	21,537
Information Technology Services	328,121	13,842	—	341,963
Insurance	41,810	110,684	—	152,494
Internet & Catalog Retail	71,896	9,763	—	81,659
Internet Software & Services	165,400	26,098	—	191,498
Machinery	15,873	36,002	—	51,875
Media	7,852	36,159	—	44,011
Metals & Mining	14,316	73,555	—	87,871
Multiline Retail	22,182	—	—	22,182
Oil, Gas & Consumable Fuels	431,992	127,279	—	559,271
Paper & Forest Products	—	24,892	—	24,892
Personal Products	—	82,712	—	82,712
Pharmaceuticals	267,904	207,379	—	475,283
Professional Services	85,802	34,755	—	120,557
Real Estate Investment Trusts (REITs)	6,225	35,221	—	41,446
Real Estate Management & Development	115,043	47,604	—	162,647
Road & Rail	22,452	18,587	—	41,039
Semiconductors & Semiconductor Equipment	63,903	31,198	—	95,101
Software	220,976	26,964	—	247,940
Specialty Retail	269,082	—	—	269,082
Technology Hardware, Storage & Peripherals	500,704	10,764	—	511,468
Textiles, Apparel & Luxury Goods	18,072	40,464	—	58,536
Tobacco	385,901	—	—	385,901
Trading Companies & Distributors	64,214	29,723	—	93,937
Transportation Infrastructure	18,167	15,867	—	34,034
Wireless Telecommunication Services	—	41,201	—	41,201

Total Common Stocks	$6,617,955	$2,162,394	$—	$8,780,349

Corporate Bonds	—	1,044,638	—	1,044,638
Exchange Traded Fund	19,959	—	—	19,959
U.S. Government Mortgage Backed Agencies	—	1,606,396	—	1,606,396
U.S. Government Sponsored & Agency Obligations	—	2,854,410	—	2,854,410
U.S. Treasury Bond	—	1,406,690	—	1,406,690

Total	$6,637,914	$9,074,528	$—	$15,712,442

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 24.0%

	Principal Amount	Market Value
Banks 2.9%
HDFC Bank Ltd., Reg. S, 3.00%, 03/06/18	$1,000,000	$1,013,772
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, Reg. S, 4.63%, 09/26/22	1,000,000	1,048,824
Shinhan Bank, 3.88%, 03/24/26(a)	625,000	658,227
Woori Bank, Reg. S, 4.75%, 04/30/24	330,000	349,085

		3,069,908

Chemicals 1.1%
Mexichem SAB de CV 4.88%, 09/19/22(a)	500,000	540,000
5.88%, 09/17/44(a)	580,000	571,851

		1,111,851

Construction Materials 1.5%
Cemex SAB de CV 5.88%, 03/25/19(a)	1,050,000	1,080,072
7.75%, 04/16/26(a)	476,000	528,360

		1,608,432

Diversified Telecommunication Services 0.8%
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20(a)(b)	850,000	792,625

Electric Utilities 2.7%
Adani Transmission Ltd., 4.00%, 08/03/26(a)	500,000	497,221
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, Reg. S, 7.95%, 05/11/26	700,000	735,000
Israel Electric Corp. Ltd., Reg. S, Series 6, 5.00%, 11/12/24(a)	950,000	1,035,975
Transelec SA, 3.88%, 01/12/29(a)	500,000	503,500

		2,771,696

Food Products 1.1%
Marfrig Holdings Europe BV, Class B, Reg. S, 6.88%, 06/24/19	1,100,000	1,127,500

Media 0.3%
Cablevision SA, 6.50%, 06/15/21(a)	345,000	355,350

Metals & Mining 1.0%
Vedanta Resources PLC, Reg. S, 9.50%, 07/18/18	1,000,000	1,015,175

Oil, Gas & Consumable Fuels 8.6%
Petrobras Global Finance BV 6.25%, 03/17/24	1,350,000	1,265,625
8.75%, 05/23/26	1,000,000	1,039,700
Petroleos de Venezuela SA, Reg. S, 5.50%, 04/12/37	1,962,600	696,723
Petroleos Mexicanos 6.38%, 02/04/21(a)	1,500,000	1,645,845
6.88%, 08/04/26(a)	1,000,000	1,122,500
Sinopec Group Overseas Development 2015 Ltd., Reg. S, 3.25%, 04/28/25	1,500,000	1,544,696
Tullow Oil PLC, 6.25%, 04/15/22(a)	1,450,000	1,185,375
YPF SA, 31.35%, 07/07/20(a)(c)	400,000	435,000

		8,935,464

Paper & Forest Products 1.0%
Klabin Finance SA, Reg. S, 5.25%, 07/16/24	1,000,000	997,100

Real Estate Management & Development 2.0%
China Overseas Finance Cayman III Ltd., Reg. S, 6.38%, 10/29/43	460,000	565,534
Fantasia Holdings Group Co. Ltd., Reg. S, 10.63%, 01/23/19	500,000	536,289
Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/22	900,000	1,028,594

		2,130,417

Wireless Telecommunication Services 1.0%
Millicom International Cellular SA, Reg. S, 6.63%, 10/15/21	1,050,000	1,095,885

Total Corporate Bonds (cost $23,230,071)		25,011,403

Sovereign Bonds 71.6%

	Principal Amount	Market Value
BRAZIL 2.7%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/25	BRL 10,000,000	2,808,492

COLOMBIA 6.6%
Colombia Government International Bond, 6.13%, 01/18/41	$535,000	613,912
Colombian TES, 10.00%, 07/24/24	COP 16,600,000,000	6,246,472

		6,860,384

CROATIA 1.5%
Croatia Government International Bond, Reg. S, 6.00%, 01/26/24	$1,400,000	1,549,450

DOMINICAN REPUBLIC 3.1%
Dominican Republic International Bond 16.95%, 02/04/22(a)	DOP 90,000,000	2,506,042
6.88%, 01/29/26(a)	$660,000	740,850

		3,246,892

EGYPT 2.1%
Egypt Government International Bond, Reg. S, 5.88%, 06/11/25	2,300,000	2,139,460

GUATEMALA 1.1%
Guatemala Government Bond, 4.50%, 05/03/26(a)	1,100,000	1,160,500

HONDURAS 1.9%
Honduras Government International Bond, Reg. S, 7.50%, 03/15/24	1,800,000	2,029,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value
INDIA 1.0%
Bharat Petroleum Corp. Ltd., Reg. S, 4.00%, 05/08/25	$1,020,000	$1,056,309

INDONESIA 8.8%
Indonesia Government International Bond Reg. S, 5.25%, 01/17/42	851,000	965,457
5.13%, 01/15/45	1,065,000	1,197,587
Indonesia Treasury Bond 7.88%, 04/15/19	IDR 20,650,000,000	1,625,466
8.38%, 09/15/26	25,720,000,000	2,169,760
6.63%, 05/15/33	15,550,000,000	1,083,484
Perusahaan Penerbit SBSN Indonesia III, Reg. S, 4.55%, 03/29/26	$1,950,000	2,096,250

		9,138,004

IVORY COAST 2.5%
Ivory Coast Government International Bond, Reg. S, 5.75%, 12/31/32(d)	2,772,000	2,647,814

JAMAICA 2.6%
Jamaica Government International Bond, 6.75%, 04/28/28	2,450,000	2,676,625

JORDAN 2.4%
Jordan Government International Bond, Reg. S 6.13%, 01/29/26	2,360,000	2,543,136

KAZAKHSTAN 3.0%
Kazakhstan Government International Bond Reg. S, 5.13%, 07/21/25	1,250,000	1,369,938
4.88%, 10/14/44	1,750,000	1,737,960

		3,107,898

KENYA 1.4%
Kenya Government International Bond Reg. S, 6.88%, 06/24/24	760,000	720,860
6.88%, 06/24/24(a)	834,000	791,049

		1,511,909

LEBANON 2.1%
Lebanon Government International Bond, Reg. S, 6.00%, 01/27/23	2,300,000	2,242,500

MALAYSIA 5.1%
Malaysia Government Bond 3.80%, 09/30/22	MYR 13,000,000	3,265,921
4.74%, 03/15/46	2,000,000	508,139
Malaysia Sukuk Global Bhd, Reg. S, 3.18%, 04/27/26	$1,500,000	1,543,650

		5,317,710

MEXICO 2.4%
Mexican Udibonos, 2.00%, 06/09/22	MXN 48,462,835	2,532,215

NIGERIA 1.5%
Nigeria Government International Bond Reg. S, 6.75%, 01/28/21	$800,000	799,600
6.38%, 07/12/23	800,000	779,400

		1,579,000

PARAGUAY 2.6%
Paraguay Government International Bond Reg. S, 4.63%, 01/25/23	2,550,000	2,664,750

PERU 3.4%
Peruvian Government International Bond, Reg. S, 6.95%, 08/12/31	PEN 11,000,000	3,582,749

PHILIPPINES 3.0%
Philippine Government International Bond, 3.90%, 11/26/22	PHP 145,000,000	3,157,768

POLAND 3.4%
Poland Government Bond, 3.25%, 07/25/25	PLN 13,200,000	3,505,637

SERBIA 1.9%
Serbia International Bond, 7.25%, 09/28/21(a)	$1,754,000	2,028,940

THAILAND 1.6%
Thailand Government Bond, Reg. S, 1.25%, 03/12/28	THB 61,547,400	1,647,795

TRINIDAD AND TOBAGO 1.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	$1,000,000	1,000,000

UKRAINE 2.4%
Ukraine Government International Bond Reg. S, 7.75%, 09/01/19	1,039,000	1,031,415
7.75%, 09/01/23(a)	750,000	730,463
7.75%, 09/01/26(a)	750,000	723,900

		2,485,778

VENEZUELA 0.5%
Venezuela Government International Bond, 9.25%, 09/15/27	1,005,000	483,656

Total Sovereign Bonds (cost $70,370,867)		74,704,871

Total Investments (cost $93,600,938)(e) — 95.6%		99,716,274
Other assets in excess of liabilities — 4.4%		4,639,003

NET ASSETS — 100.0%		$104,355,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $20,633,645 which represents 19.77% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date reflects the next call date.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2016.
(e)	At July 31, 2016, the tax basis cost of the Fund’s investments was $93,601,155, tax unrealized appreciation and depreciation were $6,339,305 and $(224,186), respectively.

AB	Stock Company
Bhd	Private Limited Company
BV	Private Limited Liability Company
ESP	Public Service Company
Ltd.	Limited
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
SAB de CV	Public Traded Company

Currency:
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
THB	Thailand Baht

At July 31, 2016, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — buy protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2016[3]	Termination Date	Upfront Premium Received/ (Paid)[4]	Unrealized Appreciation/ (Depreciation)
Barclays Capital Securities Ltd.	Federative Republic of Brazil	1.00%	$7,200,000	1.135%	06/20/18	$96,810	$(86,528)
Barclays Capital Securities Ltd.	Republic of Turkey	1.00%	5,000,000	2.715%	06/20/21	429,700	(46,943)
Deutsche Bank	Republic of Chile	1.00%	5,000,000	0.858%	06/20/21	(14,120)	(25,000)

						$512,390	$(158,471)

Credit default swaps on sovereign issues — sell protection5

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2016[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Capital Securities Ltd.	Federative Republic of Brazil	1.00%	$3,600,000	2.871%	06/20/21	(413,851)	112,539
Deutsche Bank	People’s Republic of China	1.00%	5,000,000	1.109%	06/20/21	(48,502)	28,592

						$(462,353)	$141,131

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

At July 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Deutsche Bank Securities, Inc.	08/09/16	(491,689)	$(548,870)	$(549,848)	$(978)
Euro	Royal Bank of Canada	08/09/16	(2,232,112)	(2,532,733)	(2,496,137)	36,596
Indian Rupee	Deutsche Bank Securities, Inc.	08/09/16	(185,040,000)	(2,745,401)	(2,759,115)	(13,714)
Indian Rupee	Deutsche Bank Securities, Inc.	08/09/16	(170,000,000)	(2,500,000)	(2,534,854)	(34,854)
Philippine Peso	Barclays Bank PLC	08/09/16	(142,451,100)	(3,053,287)	(3,022,707)	30,580
Philippine Peso	Barclays Bank PLC	10/25/16	(142,451,100)	(3,008,471)	(3,010,812)	(2,341)
Argentine Peso	Deutsche Bank Securities, Inc.	08/18/16	(6,406,400)	(416,000)	(421,557)	(5,557)
Polish Zlotych	Deutsche Bank Securities, Inc.	08/09/16	(13,800,000)	(3,480,805)	(3,540,586)	(59,781)
Polish Zlotych	Deutsche Bank Securities, Inc.	08/09/16	(13,700,000)	(3,376,213)	(3,514,930)	(138,717)
South African Rand	Deutsche Bank Securities, Inc.	08/10/16	(46,700,000)	(3,087,705)	(3,358,134)	(270,429)
Thailand Baht	Deutsche Bank Securities, Inc.	08/09/16	(60,000,000)	(1,693,002)	(1,722,380)	(29,378)
Thailand Baht	Deutsche Bank Securities, Inc.	10/25/16	(60,000,000)	(1,717,721)	(1,720,183)	(2,462)
Turkish Lira	Royal Bank of Canada	08/09/16	(9,030,138)	(2,977,731)	(3,017,802)	(40,071)

Total Short Contracts				$(31,137,939)	$(31,669,045)	$(531,106)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	Deutsche Bank Securities, Inc.	08/09/16	1,405,536	$1,598,977	$1,571,790	$(27,187)
Hungarian Forint	Barclays Bank PLC	08/09/16	857,940,000	3,076,771	3,083,664	6,893
Indian Rupee	JPMorgan Chase Bank	08/09/16	277,040,000	4,096,407	4,130,918	34,511
Indian Rupee	JPMorgan Chase Bank	08/09/16	78,000,000	1,153,335	1,163,051	9,716
Indian Rupee	Deutsche Bank Securities, Inc.	10/25/16	185,040,000	2,713,992	2,722,869	8,877
Philippine Peso	Barclays Bank PLC	08/09/16	142,451,100	3,021,232	3,022,707	1,475
Polish Zlotych	Deutsche Bank Securities, Inc.	08/09/16	13,800,000	3,557,228	3,540,586	(16,642)
South African Rand	Deutsche Bank Securities, Inc.	08/10/16	46,700,000	3,104,908	3,358,134	253,226
Thailand Baht	Deutsche Bank Securities, Inc.	08/09/16	60,000,000	1,720,184	1,722,381	2,197

Total Long Contracts				$24,043,034	$24,316,100	$273,066

At July 31, 2016, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Deutsche Bank Securities, Inc.	08/09/16	491,689 Euro	Hungarian Forint	$557,111	$549,849	$(7,262)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and forward foreign currency contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long and short exposure to sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

As the purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap plus the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$141,131
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	384,071

Total		$525,202

Liabilities:
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(158,471)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	(649,373)

Total		$(807,844)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 2.4%
General Dynamics Corp.	156,235	$22,949,359

Air Freight & Logistics 0.9%
FedEx Corp.	53,550	8,669,745

Banks 5.1%
JPMorgan Chase & Co.	181,872	11,634,352
M&T Bank Corp.	75,305	8,626,941
Wells Fargo & Co.	606,760	29,106,277

		49,367,570

Beverages 3.0%
Coca-Cola Co. (The)	521,065	22,734,066
Molson Coors Brewing Co., Class B	62,790	6,414,626

		29,148,692

Biotechnology 3.0%
Amgen, Inc.	19,710	3,390,711
Biogen, Inc.*	12,115	3,512,502
Celgene Corp.*	40,615	4,556,597
Gilead Sciences, Inc.	150,590	11,967,387
Medivation, Inc.*	96,545	6,177,915

		29,605,112

Capital Markets 1.6%
Ameriprise Financial, Inc.	44,575	4,272,068
Goldman Sachs Group, Inc. (The)	50,578	8,032,292
Lazard Ltd., Class A	92,911	3,320,639

		15,624,999

Chemicals 1.4%
Celanese Corp., Series A	41,090	2,605,928
PPG Industries, Inc.	109,734	11,490,247

		14,096,175

Commercial Services & Supplies 0.7%
Republic Services, Inc.	134,520	6,895,495

Communications Equipment 1.9%
Cisco Systems, Inc.	602,504	18,394,447

Construction Materials 0.3%
Vulcan Materials Co.	23,180	2,873,856

Consumer Finance 1.0%
Discover Financial Services	165,105	9,384,568

Containers & Packaging 0.8%
Graphic Packaging Holding Co.	595,235	8,119,005

Distributors 0.5%
LKQ Corp.*	149,685	5,147,667

Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	6,845	3,444,678

Diversified Financial Services 1.2%
Berkshire Hathaway, Inc., Class B*	53,530	7,722,773
MSCI, Inc.	50,955	4,384,168

		12,106,941

Diversified Telecommunication Services 3.5%
AT&T, Inc.	795,520	34,438,061

Electric Utilities 1.0%
American Electric Power Co., Inc.	143,770	9,963,261

Electrical Equipment 1.0%
Eaton Corp. PLC	114,510	7,261,079
Hubbell, Inc.	26,930	2,903,862

		10,164,941

Energy Equipment & Services 1.8%
Schlumberger Ltd.	219,025	17,635,893

Food & Staples Retailing 0.3%
Sysco Corp.	55,360	2,867,094

Food Products 1.5%
ConAgra Foods, Inc.	188,750	8,825,950
Mondelez International, Inc., Class A	143,449	6,308,887

		15,134,837

Gas Utilities 0.4%
Atmos Energy Corp.	45,405	3,622,865

Health Care Equipment & Supplies 3.1%
Abbott Laboratories	196,855	8,809,261
Baxter International, Inc.	279,445	13,418,949
Dentsply Sirona, Inc.	78,835	5,048,594
Edwards Lifesciences Corp.*	27,260	3,121,815

		30,398,619

Health Care Providers & Services 3.1%
Brookdale Senior Living, Inc.*	296,015	5,467,397
Centene Corp.*	55,910	3,944,451
McKesson Corp.	35,145	6,837,811
UnitedHealth Group, Inc.	100,960	14,457,472

		30,707,131

Hotels, Restaurants & Leisure 1.0%
Aramark	188,040	6,741,234
Yum! Brands, Inc.	32,980	2,949,072

		9,690,306

Household Durables 0.7%
Newell Brands, Inc.	59,990	3,147,075
NVR, Inc.*	2,200	3,751,000

		6,898,075

Household Products 1.4%
Procter & Gamble Co. (The)	156,818	13,422,053

Industrial Conglomerates 0.3%
General Electric Co.	80,352	2,502,161

Information Technology Services 2.2%
Amdocs Ltd.	49,000	2,859,640
Broadridge Financial Solutions, Inc.	39,480	2,672,006
Fidelity National Information Services, Inc.	64,875	5,159,509
First Data Corp., Class A*	314,405	3,898,622
FleetCor Technologies, Inc.*	46,810	7,100,141

		21,689,918

Insurance 3.0%
Allstate Corp. (The)	118,260	8,080,706
Axis Capital Holdings Ltd.	57,530	3,197,517
Chubb Ltd.	83,335	10,438,542
Lincoln National Corp.	77,340	3,377,438
Markel Corp.*	4,030	3,823,463

		28,917,666

Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	19,905	15,104,113
Priceline Group, Inc. (The)*	2,500	3,377,025

		18,481,138

Internet Software & Services 2.8%
Alphabet, Inc., Class A*	14,828	11,733,990
Alphabet, Inc., Class C*	9,373	7,205,869
Facebook, Inc., Class A*	69,710	8,639,857

		27,579,716

Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	66,780	10,607,335

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery 2.3%
Allison Transmission Holdings, Inc.	180,060	$5,189,329
Ingersoll-Rand PLC	176,955	11,725,039
Toro Co. (The)	57,475	5,284,826

		22,199,194

Media 3.2%
Cinemark Holdings, Inc.	86,720	3,260,672
Comcast Corp., Class A	299,390	20,133,977
Liberty SiriusXM Group, Series C*	97,920	3,451,680
Live Nation Entertainment, Inc.*	166,135	4,555,422

		31,401,751

Metals & Mining 0.8%
Newmont Mining Corp.	167,380	7,364,720

Multi-Utilities 0.5%
DTE Energy Co.	51,840	5,055,437

Oil, Gas & Consumable Fuels 5.6%
Anadarko Petroleum Corp.	62,640	3,415,759
Apache Corp.	52,380	2,749,950
Chevron Corp.	161,911	16,592,639
ConocoPhillips	235,570	9,615,968
Exxon Mobil Corp.	69,120	6,148,224
Marathon Oil Corp.	506,510	6,908,796
Occidental Petroleum Corp.	75,997	5,679,256
QEP Resources, Inc.	175,325	3,190,915

		54,301,507

Pharmaceuticals 4.7%
Eli Lilly & Co.	167,770	13,906,455
Johnson & Johnson	201,370	25,217,565
Merck & Co., Inc.	113,100	6,634,446

		45,758,466

Real Estate Investment Trusts (REITs) 2.4%
Boston Properties, Inc.	50,335	7,154,114
Forest City Realty Trust, Inc., Class A	181,895	4,301,817
Prologis, Inc.	228,405	12,445,788

		23,901,719

Road & Rail 2.5%
CSX Corp.	436,000	12,351,880
Union Pacific Corp.	130,155	12,110,923

		24,462,803

Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	452,406	11,893,754
Broadcom Ltd.	96,450	15,622,971
Marvell Technology Group Ltd.	524,120	6,158,410
Maxim Integrated Products, Inc.	311,050	12,684,619

		46,359,754

Software 4.8%
Adobe Systems, Inc.*	121,715	11,911,030
Microsoft Corp.	498,395	28,249,029
Oracle Corp.	155,626	6,386,891

		46,546,950

Specialty Retail 4.5%
Home Depot, Inc. (The)	125,400	17,335,296
Lowe’s Cos., Inc.	274,420	22,579,277
Murphy USA, Inc.*	48,990	3,754,594

		43,669,167

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	286,740	29,881,176

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	169,205	9,390,877
PVH Corp.	30,125	3,044,433

		12,435,310

Tobacco 2.9%
Altria Group, Inc.	279,445	18,918,426
Philip Morris International, Inc.	91,741	9,197,953

		28,116,379

Trading Companies & Distributors 1.5%
HD Supply Holdings, Inc.*	308,280	11,156,653
MSC Industrial Direct Co., Inc., Class A	46,615	3,348,356

		14,505,009

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	123,315	3,883,189

Total Investments (cost $836,782,097)(a) — 99.5%		970,391,910
Other assets in excess of liabilities — 0.5%		4,570,275

NET ASSETS — 100.0%		$974,962,185

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $837,173,683, tax unrealized appreciation and depreciation were $148,227,689 and $(15,009,462), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Fund (Continued)

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
38	S&P 500 E-Mini	09/16/16	$4,119,580	$19,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$19,332

Total		$19,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 97.6%

	Shares	Market Value
Banks 3.3%
East West Bancorp, Inc.	450,067	$15,401,293
Signature Bank*	130,468	15,687,472

		31,088,765

Building Products 1.0%
Fortune Brands Home & Security, Inc.	151,554	9,588,822

Capital Markets 3.2%
Affiliated Managers Group, Inc.*	84,714	12,434,321
Raymond James Financial, Inc.	318,153	17,466,600

		29,900,921

Commercial Services & Supplies 1.6%
Copart, Inc.*	304,822	15,375,222

Distributors 2.5%
LKQ Corp.*	684,992	23,556,875

Diversified Financial Services 2.1%
Intercontinental Exchange, Inc.	74,915	19,792,543

Electrical Equipment 1.9%
Acuity Brands, Inc.	66,117	17,351,084

Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	390,383	23,235,596

Food Products 3.6%
Hain Celestial Group, Inc. (The)*	290,479	15,334,386
JM Smucker Co. (The)	115,919	17,870,073

		33,204,459

Health Care Equipment & Supplies 12.9%
ABIOMED, Inc.*	43,792	5,166,142
Align Technology, Inc.*	184,225	16,423,659
C.R. Bard, Inc.	96,341	21,554,372
Cooper Cos., Inc. (The)	93,181	17,002,737
Dentsply Sirona, Inc.	303,221	19,418,273
IDEXX Laboratories, Inc.*	136,282	12,781,889
STERIS PLC	184,710	13,105,174
Varian Medical Systems, Inc.*	164,162	15,552,708

		121,004,954

Health Care Providers & Services 1.0%
Henry Schein, Inc.*	50,256	9,095,331

Health Care Technology 2.3%
Cerner Corp.*	344,473	21,491,670

Hotels, Restaurants & Leisure 2.0%
Panera Bread Co., Class A*	86,273	18,921,394

Household Products 2.5%
Church & Dwight Co., Inc.	239,025	23,481,816

Industrial Conglomerates 1.5%
Roper Technologies, Inc.	81,771	13,930,508

Information Technology Services 10.0%
Broadridge Financial Solutions, Inc.	298,791	20,222,175
Cognizant Technology Solutions Corp., Class A*	316,986	18,223,525
Fiserv, Inc.*	239,469	26,427,799
Gartner, Inc.*	204,815	20,532,704
MAXIMUS, Inc.	139,411	8,214,096

		93,620,299

Internet Software & Services 3.1%
CoStar Group, Inc.*	86,294	17,940,523
j2 Global, Inc.	162,912	10,889,038

		28,829,561

Life Sciences Tools & Services 1.7%
PAREXEL International Corp.*	236,836	15,832,487

Machinery 6.3%
IDEX Corp.	192,713	17,303,700
Middleby Corp. (The)*	171,214	20,610,742
Snap-on, Inc.	76,113	11,962,680
Wabtec Corp.	127,598	8,740,463

		58,617,585

Pharmaceuticals 1.1%
Perrigo Co. PLC	111,169	10,159,735

Professional Services 2.2%
Verisk Analytics, Inc., Class A*	246,408	21,013,674

Road & Rail 1.8%
J.B. Hunt Transport Services, Inc.	203,793	16,941,312

Software 13.1%
ANSYS, Inc.*	180,962	16,170,764
Intuit, Inc.	199,735	22,168,588
Manhattan Associates, Inc.*	363,473	21,099,608
Red Hat, Inc.*	243,382	18,324,231
SS&C Technologies Holdings, Inc.	151,574	4,883,714
Tyler Technologies, Inc.*	140,144	22,846,275
Ultimate Software Group, Inc. (The)*	81,585	17,059,423

		122,552,603

Specialty Retail 7.2%
O’Reilly Automotive, Inc.*	100,151	29,106,885
Tractor Supply Co.	292,957	26,849,509
Williams-Sonoma, Inc.	218,972	11,842,006

		67,798,400

Textiles, Apparel & Luxury Goods 4.0%
Carter’s, Inc.	194,943	19,737,979
Under Armour, Inc., Class A*	262,797	10,369,969
Under Armour, Inc., Class C*	210,110	7,500,927

		37,608,875

Trading Companies & Distributors 3.2%
Beacon Roofing Supply, Inc.*	190,431	8,954,065
Fastenal Co.	275,445	11,775,274
Watsco, Inc.	65,250	9,398,610

		30,127,949

Total Investments (cost $674,701,380)(a) — 97.6%		914,122,440
Other assets in excess of liabilities — 2.4%		22,936,315

NET ASSETS — 100.0%		$937,058,755

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $675,731,381, tax unrealized appreciation and depreciation were $251,811,936 and $(13,420,877), respectively.

PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 97.0%

	Shares	Market Value
Airlines 1.9%
Allegiant Travel Co.	58,081	$7,537,171

Auto Components 2.1%
Dorman Products, Inc.*	101,938	6,493,451
Gentherm, Inc.*	52,493	1,761,665

		8,255,116

Banks 4.2%
Bank of the Ozarks, Inc.	283,969	10,220,044
Texas Capital Bancshares, Inc.*	131,571	6,386,457

		16,606,501

Building Products 1.0%
AAON, Inc.	152,652	4,042,225

Chemicals 4.2%
Balchem Corp.	123,443	7,884,304
Sensient Technologies Corp.	118,955	8,782,448

		16,666,752

Commercial Services & Supplies 2.3%
Healthcare Services Group, Inc.	241,467	9,371,334

Distributors 1.0%
LKQ Corp.*	116,034	3,990,409

Diversified Consumer Services 2.4%
Bright Horizons Family Solutions, Inc.*	142,323	9,545,604

Diversified Financial Services 5.8%
FactSet Research Systems, Inc.	34,916	6,004,156
MarketAxess Holdings, Inc.	105,158	16,999,842

		23,003,998

Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	151,128	6,826,452
ePlus, Inc.*	56,133	4,721,346

		11,547,798

Energy Equipment & Services 0.7%
Dril-Quip, Inc.*	54,694	2,976,994

Food Products 1.9%
J&J Snack Foods Corp.	61,467	7,475,002

Health Care Equipment & Supplies 15.5%
ABIOMED, Inc.*	119,959	14,151,563
Cantel Medical Corp.	196,001	13,122,267
Globus Medical, Inc., Class A*	236,048	5,417,302
Masimo Corp.*	218,522	11,575,110
Natus Medical, Inc.*	150,536	5,920,581
Neogen Corp.*	172,972	9,539,406
Vascular Solutions, Inc.*	46,820	2,147,633

		61,873,862

Health Care Technology 3.1%
Medidata Solutions, Inc.*	143,593	7,631,968
Omnicell, Inc.*	120,395	4,656,879

		12,288,847

Hotels, Restaurants & Leisure 4.4%
Chuy’s Holdings, Inc.*	164,421	5,544,276
Panera Bread Co., Class A*	37,043	8,124,271
Texas Roadhouse, Inc.	81,110	3,830,014

		17,498,561

Information Technology Services 2.7%
ExlService Holdings, Inc.*	151,128	7,482,347
Virtusa Corp.*	125,898	3,424,426

		10,906,773

Internet Software & Services 1.5%
Envestnet, Inc.*	153,414	5,855,812

Leisure Products 0.7%
Nautilus, Inc.*	146,218	2,754,747

Life Sciences Tools & Services 4.6%
Bio-Techne Corp.	80,218	9,018,108
PAREXEL International Corp.*	139,106	9,299,236

		18,317,344

Machinery 8.6%
Barnes Group, Inc.	175,089	6,641,126
Donaldson Co., Inc.	171,557	6,198,354
Middleby Corp. (The)*	73,594	8,859,246
Proto Labs, Inc.*	80,602	4,436,334
RBC Bearings, Inc.*	108,711	8,265,297

		34,400,357

Professional Services 1.3%
Exponent, Inc.	105,748	5,373,056

Road & Rail 2.3%
Genesee & Wyoming, Inc., Class A*	66,463	4,303,479
Marten Transport Ltd.	225,465	4,881,317

		9,184,796

Software 13.2%
Blackbaud, Inc.	147,911	9,887,850
Bottomline Technologies de, Inc.*	172,718	3,646,077
Ellie Mae, Inc.*	19,981	1,840,450
Fair Isaac Corp.	65,785	8,331,013
Paycom Software, Inc.*	104,139	4,916,402
Tyler Technologies, Inc.*	74,494	12,144,012
Ultimate Software Group, Inc. (The)*	57,322	11,986,030

		52,751,834

Specialty Retail 3.2%
Hibbett Sports, Inc.*	89,915	3,139,832
Monro Muffler Brake, Inc.	154,176	9,654,501

		12,794,333

Technology Hardware, Storage & Peripherals 1.4%
Electronics For Imaging, Inc.*	123,951	5,489,790

Textiles, Apparel & Luxury Goods 1.3%
G-III Apparel Group Ltd.*	126,660	5,070,200

Thrifts & Mortgage Finance 1.1%
BofI Holding, Inc.*	263,480	4,431,734

Trading Companies & Distributors 1.7%
Beacon Roofing Supply, Inc.*	146,726	6,899,056

Total Investments (cost $339,340,847)(a) — 97.0%		386,910,006
Other assets in excess of liabilities — 3.0%		12,016,411

NET ASSETS — 100.0%		$398,926,417

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $339,763,474, tax unrealized appreciation and depreciation were $61,493,673 and $(14,347,141), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 98.5%

	Shares	Market Value
AUSTRALIA 1.5%
Commercial Services & Supplies 1.5%
Brambles Ltd.	78,426	$802,276

CHINA 1.0%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd.*(a)(b)	2,702,000	16,299

Insurance 1.0%
Ping An Insurance Group Co. of China Ltd., H Shares	110,000	516,239

		532,538

DENMARK 2.2%
Marine 2.2%
AP Moeller - Maersk A/S, Class B	858	1,165,601

FRANCE 1.6%
Electrical Equipment 1.6%
Schneider Electric SE	13,392	873,737

GERMANY 3.0%
Pharmaceuticals 1.0%
Merck KGaA	4,746	524,129

Software 2.0%
SAP SE	12,828	1,122,750

		1,646,879

ITALY 1.1%
Banks 1.1%
Intesa Sanpaolo SpA	261,733	577,555

JAPAN 7.8%
Automobiles 1.0%
Toyota Motor Corp.	9,500	532,331

Banks 0.8%
Sumitomo Mitsui Financial Group, Inc.	14,400	456,470

Chemicals 0.7%
Shin-Etsu Chemical Co., Ltd.	5,400	368,491

Household Durables 0.9%
Panasonic Corp.	49,100	472,179

Machinery 1.7%
Makita Corp.	5,800	408,063
THK Co., Ltd.	25,000	493,940

		902,003

Personal Products 0.8%
Kao Corp.	7,900	425,440

Wireless Telecommunication Services 1.9%
NTT DOCOMO, Inc.	39,800	1,081,142

		4,238,056

NETHERLANDS 2.6%
Chemicals 1.4%
Koninklijke DSM NV	12,411	794,352

Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV*	7,426	624,452

		1,418,804

NORWAY 4.6%
Diversified Telecommunication Services 1.2%
Telenor ASA	39,866	667,419

Metals & Mining 1.6%
Norsk Hydro ASA	206,142	883,898

Oil, Gas & Consumable Fuels 1.8%
Statoil ASA	59,960	953,211

		2,504,528

SPAIN 1.8%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	92,897	542,328

Media 0.8%
Mediaset Espana Comunicacion SA	37,508	431,085

		973,413

SWEDEN 1.3%
Banks 1.3%
Nordea Bank AB	79,053	704,336

SWITZERLAND 3.7%
Insurance 1.6%
Zurich Insurance Group AG*	3,650	876,340

Pharmaceuticals 2.1%
Novartis AG REG	4,128	342,390
Roche Holding AG	3,101	791,585

		1,133,975

		2,010,315

TAIWAN 2.1%
Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	40,100	1,113,978

UNITED KINGDOM 9.8%
Auto Components 1.8%
Delphi Automotive PLC	14,100	956,262

Household Products 1.2%
Reckitt Benckiser Group PLC	6,776	657,002

Insurance 1.0%
Aviva PLC	103,154	531,196

Machinery 2.0%
Weir Group PLC (The)	56,571	1,096,104

Personal Products 2.3%
Unilever NV, CVA	27,628	1,279,848

Trading Companies & Distributors 1.5%
Ashtead Group PLC	50,518	799,565

		5,319,977

UNITED STATES 54.4%
Airlines 1.4%
Southwest Airlines Co.	20,990	776,840

Automobiles 1.0%
Ford Motor Co.	43,326	548,507

Banks 4.1%
Investors Bancorp, Inc.	45,161	513,029
Pinnacle Financial Partners, Inc.	11,025	585,538
U.S. Bancorp	25,297	1,066,774

		2,165,341

Biotechnology 1.7%
Alnylam Pharmaceuticals, Inc.*	8,547	581,880
Lexicon Pharmaceuticals, Inc.*(c)	19,992	326,269

		908,149

Capital Markets 1.5%
T. Rowe Price Group, Inc.	11,627	821,913

Chemicals 5.2%
Ecolab, Inc.	9,142	1,082,230

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	10,425	$784,586
Praxair, Inc.	7,769	905,399

		2,772,215

Communications Equipment 2.9%
Arista Networks, Inc.*	13,748	979,819
Cisco Systems, Inc.	19,250	587,703

		1,567,522

Electronic Equipment, Instruments & Components 1.0%
Dolby Laboratories, Inc., Class A	11,219	564,428

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	8,141	1,361,338

Food Products 2.6%
WhiteWave Foods Co. (The)*	25,540	1,417,215

Health Care Providers & Services 3.0%
Envision Healthcare Holdings, Inc.*	12,208	300,195
UnitedHealth Group, Inc.	9,120	1,305,984

		1,606,179

Hotels, Restaurants & Leisure 1.7%
Hilton Worldwide Holdings, Inc.	40,271	933,884

Household Durables 1.9%
Whirlpool Corp.	5,270	1,013,737

Household Products 1.9%
Procter & Gamble Co. (The)	11,982	1,025,539

Information Technology Services 1.6%
International Business Machines Corp.	5,447	874,897

Insurance 1.4%
MetLife, Inc.	18,332	783,510

Internet & Catalog Retail 2.5%
Amazon.com, Inc.*	1,764	1,338,541

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A*	4,187	607,492

Media 1.9%
Walt Disney Co. (The)	10,563	1,013,520

Multiline Retail 1.2%
Nordstrom, Inc.(c)	14,119	624,483

Oil, Gas & Consumable Fuels 4.1%
EOG Resources, Inc.	10,352	845,758
Hess Corp.	17,714	950,357
PDC Energy, Inc.*	6,417	351,459

		2,147,574

Pharmaceuticals 2.7%
Medicines Co. (The)*	7,822	305,918
Zoetis, Inc.	23,080	1,164,848

		1,470,766

Real Estate Investment Trusts (REITs) 3.3%
Digital Realty Trust, Inc.	8,800	919,248
Simon Property Group, Inc.	3,900	885,456

		1,804,704

Semiconductors & Semiconductor Equipment 2.2%
Micron Technology, Inc.*	88,513	1,216,169

		29,364,463

Total Common Stocks (cost $51,145,082)		53,246,456

Preferred Stock 0.5%

GERMANY 0.5%

Machinery 0.5%
Jungheinrich AG - Preference Shares	8,230	251,031

Total Preferred Stock (cost $255,520)		251,031

Mutual Fund 0.0%†

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(d)(e)	18,753	18,753

Total Mutual Fund (cost $18,753)		18,753

Repurchase Agreement 1.6%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $878,328, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $895,873.(e)	$878,306	878,306

Total Repurchase Agreement (cost $878,306)		878,306

Total Investments (cost $52,297,661)(f) — 100.6%		54,394,546
Liabilities in excess of other assets — (0.6)%		(339,480)

NET ASSETS — 100.0%		$54,055,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $16,299 which represents 0.03% of net assets.
(c)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $864,544.
(d)	Represents 7-day effective yield as of July 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $897,059.
(f)	At July 31, 2016, the tax basis cost of the Fund’s investments was $52,423,597, tax unrealized appreciation and depreciation were $4,765,630 and $(2,794,681), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$776,840	$—	$—	$776,840
Auto Components	956,262	—	—	956,262
Automobiles	548,507	532,331	—	1,080,838
Banks	2,165,341	2,280,689	—	4,446,030
Biotechnology	908,149	—	—	908,149
Capital Markets	821,913	—	—	821,913
Chemicals	2,772,215	1,162,843	16,299	3,951,357
Commercial Services & Supplies	—	802,276	—	802,276
Communications Equipment	1,567,522	—	—	1,567,522
Diversified Telecommunication Services	—	667,419	—	667,419
Electrical Equipment	—	873,737	—	873,737
Electronic Equipment, Instruments & Components	564,428	—	—	564,428
Food & Staples Retailing	1,361,338	—	—	1,361,338
Food Products	1,417,215	—	—	1,417,215
Health Care Providers & Services	1,606,179	—	—	1,606,179
Hotels, Restaurants & Leisure	933,884	—	—	933,884
Household Durables	1,013,737	472,179	—	1,485,916
Household Products	1,025,539	657,002	—	1,682,541
Information Technology Services	874,897	—	—	874,897
Insurance	783,510	1,923,775	—	2,707,285
Internet & Catalog Retail	1,338,541	—	—	1,338,541
Life Sciences Tools & Services	607,492	—	—	607,492
Machinery	—	1,998,107	—	1,998,107
Marine	—	1,165,601	—	1,165,601
Media	1,013,520	431,085	—	1,444,605
Metals & Mining	—	883,898	—	883,898
Multiline Retail	624,483	—	—	624,483

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels	$2,147,574	$953,211	$—	$3,100,785
Personal Products	1,279,848	425,440	—	1,705,288
Pharmaceuticals	1,470,766	1,658,104	—	3,128,870
Real Estate Investment Trusts (REITs)	1,804,704	—	—	1,804,704
Semiconductors & Semiconductor Equipment	2,954,599	—	—	2,954,599
Software	—	1,122,750	—	1,122,750
Trading Companies & Distributors	—	799,565	—	799,565
Wireless Telecommunication Services	—	1,081,142	—	1,081,142

Total Common Stocks	$33,339,003	$19,891,154	$16,299	$53,246,456

Mutual Fund	18,753	—	—	18,753
Preferred Stock	—	251,031	—	251,031
Repurchase Agreement	—	878,306	—	878,306

Total	$33,357,756	$21,020,491	$16,299	$54,394,546

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stock	Total
Balance as of 10/31/15	$16,315	$16,315
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(16)	(16)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$16,299	$16,299

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/16	$(16)	$(16)

Amounts designated as “—” are zero or have been rounded to zero

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 6.7%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$333,129	$382,061
Series 2296, Class H, 6.50%, 03/15/31	16,467	17,537
Federal National Mortgage Association REMICS Series 1988-25, Class B, 9.25%, 10/25/18	411	416
Series 1990-7, Class B, 8.50%, 01/25/20	4,231	4,575
Series 1993-16, Class Z, 7.50%, 02/25/23	22,868	25,410
Series 1993-226, Class PK, 6.00%, 12/25/23	154,172	175,988
Series 2013-59, Class MX, 2.50%, 09/25/42	3,321,925	3,452,654

Total Collateralized Mortgage Obligations (cost $3,909,590)		4,058,641

Commercial Mortgage Backed Security 0.5%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	327,758	336,429

Total Commercial Mortgage Backed Security (cost $329,200)		336,429

U.S. Government Mortgage Backed Agencies 19.5%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# MA0598 3.50%, 12/01/20	1,586,516	1,680,294
Pool# 874740 6.32%, 07/01/22	1,570,771	1,857,035
Pool# 874982 6.81%, 11/01/25	1,566,562	1,933,418
Pool# 932840 3.50%, 12/01/25	2,502,507	2,652,706
Pool# 387114 5.62%, 09/01/34	1,022,380	1,122,491
Pool# 773298 2.86%, 04/01/35(a)	963,835	1,024,245
Pool# 745769 2.70%, 07/01/36(a)	1,198,313	1,265,938
Pool# 813605 2.71%, 07/01/36(a)	304,632	320,407

Total U.S. Government Mortgage Backed Agencies (cost $10,965,539)		11,856,534

U.S. Government Sponsored & Agency Obligations 31.9%

	Principal Amount	Market Value
Federal Home Loan Banks 5.37%, 09/09/24	2,615,000	3,343,136
Federal Home Loan Mortgage Corp. 1.25%, 10/02/19	5,000,000	5,053,510
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,913,445
Overseas Private Investment Corp. 2.29%, 09/15/26	3,980,951	4,122,545
Private Export Funding Corp. 1.45%, 08/15/19	2,000,000	2,019,858

Total U.S. Government Sponsored & Agency Obligations (cost $18,995,691)		19,452,494

U.S. Treasury Bonds 16.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41	2,000,000	2,407,968
2.88%, 05/15/43	2,945,000	3,382,839
3.38%, 05/15/44	2,000,000	2,516,876
3.00%, 11/15/45	1,250,000	1,471,338

Total U.S. Treasury Bonds (cost $8,331,842)		9,779,021

U.S. Treasury Notes 18.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/17(b)	5,000,000	5,289,600
U.S. Treasury Notes 2.13%, 12/31/22	1,500,000	1,581,212
1.50%, 02/28/23	1,825,000	1,852,873
1.50%, 03/31/23	2,250,000	2,282,958

Total U.S. Treasury Notes (cost $10,837,724)		11,006,643

Total Investments (cost $53,369,586)(c) — 92.7%		56,489,762
Other assets in excess of liabilities — 7.3%		4,449,756

NET ASSETS — 100.0%		$60,939,518

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Principal amounts are not adjusted for inflation.
(c)	At July 31, 2016, the tax basis cost of the Fund’s investments was $53,369,586, tax unrealized appreciation and depreciation were $3,127,565 and $(7,389), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Growth Fund

Common Stocks 94.7%

	Shares	Market Value
Aerospace & Defense 3.0%
General Dynamics Corp.	7,655	$1,124,443
L-3 Communications Holdings, Inc.	12,020	1,822,592
Northrop Grumman Corp.	10,930	2,367,766
Textron, Inc.	21,855	852,345

		6,167,146

Airlines 0.4%
JetBlue Airways Corp.*	47,405	868,934

Beverages 1.1%
Dr. Pepper Snapple Group, Inc.	23,270	2,292,328

Biotechnology 8.7%
Amgen, Inc.	30,570	5,258,957
Biogen, Inc.*	12,330	3,574,837
Celgene Corp.*	29,650	3,326,433
Gilead Sciences, Inc.	46,950	3,731,117
Shire PLC,ADR	5,663	1,099,302
Vertex Pharmaceuticals, Inc.*	9,445	916,165

		17,906,811

Capital Markets 1.1%
E*TRADE Financial Corp.*	33,180	832,154
Morgan Stanley	49,245	1,414,809

		2,246,963

Chemicals 2.0%
Eastman Chemical Co.	16,050	1,046,941
LyondellBasell Industries NV, Class A	14,635	1,101,430
Sherwin-Williams Co. (The)	6,620	1,984,213

		4,132,584

Commercial Services & Supplies 0.5%
Copart, Inc.*	19,960	1,006,782

Communications Equipment 0.7%
Brocade Communications Systems, Inc.	53,890	501,177
Cisco Systems, Inc.	33,990	1,037,715

		1,538,892

Containers & Packaging 0.4%
Berry Plastics Group, Inc.*	19,960	818,360

Distributors 1.1%
Pool Corp.	22,735	2,325,336

Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc.*	43,005	1,626,879

Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B*	13,750	1,983,712

Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	51,440	2,850,290

Electrical Equipment 1.0%
Eaton Corp. PLC	32,455	2,057,972

Energy Equipment & Services 0.2%
Rowan Cos. PLC, Class A	28,290	431,140

Food & Staples Retailing 3.9%
CVS Health Corp.	36,975	3,428,322
Kroger Co. (The)	69,700	2,383,043
Sysco Corp.	43,630	2,259,598

		8,070,963

Food Products 3.2%
Blue Buffalo Pet Products, Inc.*	40,050	1,028,484
Hormel Foods Corp.	49,150	1,835,752
Ingredion, Inc.	12,025	1,602,211
Tyson Foods, Inc., Class A	30,070	2,213,152

		6,679,599

Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	21,625	1,038,432

Health Care Providers & Services 5.9%
Cardinal Health, Inc.	18,105	1,513,578
Cigna Corp.	13,120	1,691,955
Express Scripts Holding Co.*	22,890	1,741,242
Laboratory Corp. of America Holdings*	7,480	1,043,909
Molina Healthcare, Inc.*	21,460	1,219,143
UnitedHealth Group, Inc.	33,950	4,861,640

		12,071,467

Hotels, Restaurants & Leisure 1.0%
International Game Technology PLC	52,170	1,090,353
Texas Roadhouse, Inc.	21,850	1,031,757

		2,122,110

Household Durables 1.6%
Helen of Troy Ltd.*	16,510	1,644,561
Mohawk Industries, Inc.*	7,875	1,645,403

		3,289,964

Household Products 2.1%
Clorox Co. (The)	18,990	2,489,019
Spectrum Brands Holdings, Inc.	13,685	1,762,218

		4,251,237

Information Technology Services 7.3%
Broadridge Financial Solutions, Inc.	35,905	2,430,050
Convergys Corp.	62,700	1,670,955
CoreLogic, Inc.*	40,885	1,646,848
First Data Corp., Class A*	81,580	1,011,592
Fiserv, Inc.*	22,080	2,436,749
Vantiv, Inc., Class A*	32,625	1,786,871
Visa, Inc., Class A	51,240	3,999,282

		14,982,347

Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	5,065	3,843,373

Internet Software & Services 8.7%
Alphabet, Inc., Class A*	12,000	9,496,080
Facebook, Inc., Class A*	57,440	7,119,114
VeriSign, Inc.*	14,945	1,294,386

		17,909,580

Leisure Products 0.5%
Hasbro, Inc.	13,850	1,125,035

Life Sciences Tools & Services 0.5%
ICON PLC*	13,770	1,069,516

Machinery 1.9%
Crane Co.	16,950	1,055,985
Cummins, Inc.	11,290	1,386,073
Deere & Co.	18,525	1,439,578

		3,881,636

Media 4.8%
AMC Networks, Inc., Class A*	16,055	888,805
Comcast Corp., Class A	74,200	4,989,950
Discovery Communications, Inc., Class A*	47,900	1,201,811
Scripps Networks Interactive, Inc., Class A	14,960	988,257
Walt Disney Co. (The)	19,965	1,915,642

		9,984,465

Multiline Retail 1.5%
J.C. Penney Co., Inc.*	102,340	988,605
Target Corp.	26,825	2,020,727

		3,009,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 1.0%
Tesoro Corp.	10,445	$795,387
World Fuel Services Corp.	24,840	1,182,384

		1,977,771

Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	44,260	3,311,091
Jazz Pharmaceuticals PLC*	14,340	2,164,910
Johnson & Johnson	26,540	3,323,604
Merck & Co., Inc.	24,090	1,413,119

		10,212,724

Real Estate Investment Trusts (REITs) 2.0%
Boston Properties, Inc.	11,020	1,566,272
Gaming and Leisure Properties, Inc.	29,870	1,070,242
Tanger Factory Outlet Centers, Inc.	33,559	1,400,753

		4,037,267

Semiconductors & Semiconductor Equipment 2.3%
Maxim Integrated Products, Inc.	43,430	1,771,076
Micron Technology, Inc.*	58,760	807,362
QUALCOMM, Inc.	34,340	2,148,997

		4,727,435

Software 6.4%
Cadence Design Systems, Inc.*	60,235	1,448,652
Check Point Software Technologies Ltd.*	19,525	1,501,082
Citrix Systems, Inc.*	18,505	1,649,351
Electronic Arts, Inc.*	32,430	2,475,057
Microsoft Corp.	107,120	6,071,562

		13,145,704

Specialty Retail 3.5%
Home Depot, Inc. (The)	14,655	2,025,907
Lowe’s Cos., Inc.	32,570	2,679,860
O’Reilly Automotive, Inc.*	8,940	2,598,232

		7,303,999

Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	87,390	9,106,912

Textiles, Apparel & Luxury Goods 0.6%
Michael Kors Holdings Ltd.*	23,300	1,205,076

Trading Companies & Distributors 0.9%
United Rentals, Inc.*	23,820	1,897,739

Total Common Stocks (cost $169,811,609)		195,197,812

Right 0.0%†

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*	43,975	48,812

Total Right (cost $—)		48,812

Exchange Traded Fund 2.6%

	Shares	Market Value
Exchange Traded Fund 2.6%
iShares Russell 1000 Growth ETF	50,000	$5,236,000

Total Exchange Traded Fund (cost $4,447,943)		5,236,000

Total Investments (cost $174,259,552)(a) — 97.3%		200,482,624
Other assets in excess of liabilities — 2.7%		5,606,099

NET ASSETS — 100.0%		$206,088,723

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $174,905,169, tax unrealized appreciation and depreciation were $28,594,388 and $(3,016,933), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$195,197,812	$—	$—	$195,197,812
Exchange Traded Fund	5,236,000	—	—	5,236,000
Right	—	48,812	—	48,812

Total	$200,433,812	$48,812	$—	$200,482,624

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Market Value
Total Investments (cost $ — ) — 0.0%	—
Other assets in excess of liabilities(a) — 100.0%	4,596,263

NET ASSETS — 100.0%	$4,596,263

Amounts designated as “ —” are zero.

(a)	The Fund held a high percentage of cash as of July 31, 2016 in anticipation of the Fund’s liquidation scheduled for August 5, 2016.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, the Fund had no portfolio holdings.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.4%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.95%, 02/15/51(a)	$100,000	$102,605

Total Commercial Mortgage Backed Security (cost $79,377)		102,605

Corporate Bonds 93.4%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
TransDigm, Inc., 6.00%, 07/15/22	125,000	129,003

Auto Components 2.7%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	200,000	211,500
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	50,000	52,875
Meritor, Inc., 6.25%, 02/15/24	175,000	154,000
Schaeffler Finance BV, 4.75%, 05/15/23(b)	200,000	207,500
Tenneco, Inc., 5.38%, 12/15/24	75,000	79,312

		705,187

Automobiles 0.2%
General Motors Co., 6.25%, 10/02/43	50,000	60,320

Building Products 1.1%
Builders FirstSource, Inc., 7.63%, 06/01/21(b)	71,000	75,260
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23	140,000	141,050
USG Corp., 5.50%, 03/01/25(b)	75,000	80,062

		296,372

Capital Markets 0.7%
KCG Holdings, Inc., 6.88%, 03/15/20(b)	200,000	193,500

Chemicals 2.7%
Basell Finance Co. BV, 8.10%, 03/15/27(b)	40,000	54,028
Blue Cube Spinco, Inc., 9.75%, 10/15/23(b)	50,000	57,125
GCP Applied Technologies, Inc., 9.50%, 02/01/23(b)	61,000	68,930
NOVA Chemicals Corp., 5.25%, 08/01/23(b)	125,000	128,906
SPCM SA, 6.00%, 01/15/22(b)	200,000	208,000
Valvoline, Inc., 5.50%, 07/15/24(b)	16,000	16,680
WR Grace & Co.-Conn, 5.13%, 10/01/21(b)	175,000	185,063

		718,732

Commercial Services & Supplies 2.6%
ADT Corp. (The), 6.25%, 10/15/21	150,000	163,687
Clean Harbors, Inc. 5.25%, 08/01/20	75,000	77,025
5.13%, 06/01/21	25,000	25,531
Premier Graphics, Inc., 11.50%, 12/01/05(c)(d)(e)	4,250,000	0
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(b)	75,000	80,063
RR Donnelley & Sons Co. 7.88%, 03/15/21	75,000	81,375
6.00%, 04/01/24	100,000	94,000
Team Health, Inc., 7.25%, 12/15/23(b)	75,000	81,750
TMS International Corp., 7.63%, 10/15/21(b)	100,000	72,000

		675,431

Communications Equipment 0.2%
Nokia OYJ, 6.63%, 05/15/39	50,000	53,875

Construction & Engineering 0.6%
AECOM Technology Corp., 5.88%, 10/15/24	150,000	160,875

Construction Materials 1.0%
Cemex SAB de CV, 5.43%, 10/15/18(a)(b)	200,000	207,500
Vulcan Materials Co., 4.50%, 04/01/25	50,000	54,000

		261,500

Consumer Finance 4.1%
Ally Financial, Inc. 4.13%, 03/30/20	100,000	102,562
4.13%, 02/13/22	50,000	50,812
8.00%, 11/01/31	50,000	60,875
Credit Acceptance Corp., 7.38%, 03/15/23	150,000	150,000
International Lease Finance Corp. 5.88%, 04/01/19	50,000	54,375
5.88%, 08/15/22	175,000	199,500
SLM Corp. 5.50%, 01/15/19	75,000	77,063
8.00%, 03/25/20	165,000	176,137
Springleaf Finance Corp., 8.25%, 12/15/20	200,000	207,000

		1,078,324

Containers & Packaging 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.63%, 05/15/23(b)	200,000	201,250
Ball Corp., 4.38%, 12/15/20	100,000	107,125
Berry Plastics Corp., 5.50%, 05/15/22	100,000	104,500
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	75,000	77,531
Graphic Packaging International, Inc. 4.75%, 04/15/21	125,000	132,813
4.88%, 11/15/22	25,000	26,156
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)	75,000	78,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 8.25%, 02/15/21	100,000	104,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (continued)
7.00%, 07/15/24(b)	$50,000	$52,844

		884,594

Distributors 0.6%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)	75,000	77,437
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	60,000	64,500
HD Supply, Inc., 5.25%, 12/15/21(b)	25,000	26,469

		168,406

Diversified Financial Services 1.4%
CIT Group, Inc., 5.00%, 08/15/22	150,000	157,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	175,000	174,562
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	28,400

		360,837

Diversified Telecommunication Services 7.3%
Altice Financing SA, 6.63%, 02/15/23(b)	200,000	200,376
Altice SA, 7.75%, 05/15/22(b)	200,000	202,880
CenturyLink, Inc., Series S, 6.45%, 06/15/21	130,000	138,775
CenturyLink, Inc., Series P, 7.60%, 09/15/39	75,000	67,125
Embarq Corp., 8.00%, 06/01/36	50,000	51,969
Frontier Communications Corp. 8.88%, 09/15/20	25,000	26,867
9.25%, 07/01/21	100,000	108,824
10.50%, 09/15/22	100,000	108,000
6.88%, 01/15/25	25,000	21,925
11.00%, 09/15/25	150,000	160,125
Level 3 Financing, Inc. 6.13%, 01/15/21	75,000	78,094
5.38%, 08/15/22	79,000	82,950
Neptune Finco Corp., 6.63%, 10/15/25(b)	200,000	215,500
Sprint Capital Corp., 8.75%, 03/15/32	75,000	69,937
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)	200,000	199,000
Windstream Corp., 7.75%, 10/01/21	200,000	190,000

		1,922,347

Electric Utilities 0.2%
FirstEnergy Corp., Series C, 7.38%, 11/15/31	50,000	64,539

Electrical Equipment 0.9%
Anixter, Inc., 5.13%, 10/01/21	150,000	158,250
Belden, Inc., 5.25%, 07/15/24(b)	75,000	75,000

		233,250

Energy Equipment & Services 0.7%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.88%, 02/15/23	25,000	24,188
SESI LLC, 7.13%, 12/15/21	140,000	135,800
Weatherford International Ltd., 7.00%, 03/15/38	50,000	37,000

		196,988

Food & Staples Retailing 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 06/15/24(b)	85,000	90,312
CST Brands, Inc., 5.00%, 05/01/23	25,000	25,695
New Albertsons, Inc., 7.45%, 08/01/29	25,000	24,438
Rite Aid Corp., 6.13%, 04/01/23(b)	125,000	132,656

		273,101

Food Products 1.1%
Agrokor DD, 8.88%, 02/01/20(b)	100,000	106,100
Dean Foods Co., 6.50%, 03/15/23(b)	100,000	105,750
Post Holdings, Inc., 5.00%, 08/15/26(b)	67,000	66,791

		278,641

Gas Utilities 4.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(b)	75,000	70,500
DCP Midstream LLC 9.75%, 03/15/19(b)	40,000	44,000
5.35%, 03/15/20(b)	25,000	25,125
6.75%, 09/15/37(b)	25,000	23,437
Energy Transfer Equity LP, 5.88%, 01/15/24	100,000	100,309
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24	150,000	143,250
Holly Energy Partners LP/Holly Energy Finance Corp., 6.00%, 08/01/24(b)	33,000	33,412
NuStar Logistics LP, 4.75%, 02/01/22	25,000	24,063
ONEOK, Inc., 7.50%, 09/01/23	25,000	27,375
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23	25,000	25,000
Sabine Pass Liquefaction LLC 5.63%, 02/01/21	100,000	103,250
5.62%, 04/15/23	125,000	127,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	75,000	69,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.13%, 11/15/19	100,000	99,625
6.88%, 02/01/21	50,000	51,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	123,000	126,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Williams Cos., Inc. (The), 4.55%, 06/24/24	$50,000	$47,625

		1,140,984

Health Care Providers & Services 6.1%
Amsurg Corp., 5.63%, 07/15/22	150,000	157,500
Centene Corp., 6.13%, 02/15/24	50,000	53,719
CHS/Community Health Systems, Inc., 7.13%, 07/15/20	75,000	68,203
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	125,000	129,036
Envision Healthcare Corp., 5.13%, 07/01/22(b)	100,000	101,750
HCA, Inc. 7.50%, 02/15/22	150,000	170,250
5.88%, 03/15/22	100,000	110,000
5.00%, 03/15/24	50,000	52,500
5.38%, 02/01/25	50,000	52,032
5.25%, 06/15/26	100,000	106,000
Hologic, Inc., 5.25%, 07/15/22(b)	100,000	106,000
inVentiv Health, Inc., 10.00%, 08/15/18(b)(f)	65,000	66,300
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(b)	50,000	48,875
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)	85,000	90,684
Service Corp. International, 5.38%, 05/15/24	100,000	106,750
Tenet Healthcare Corp. 6.00%, 10/01/20	75,000	79,309
8.13%, 04/01/22	50,000	51,625
Universal Health Services, Inc., 5.00%, 06/01/26(b)	50,000	51,500

		1,602,033

Hotels, Restaurants & Leisure 3.8%
ARAMARK Corp., 5.75%, 03/15/20	17,000	17,510
Aramark Services, Inc., 5.13%, 01/15/24(b)	50,000	51,625
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19(b)	125,000	130,937
MGM Resorts International, 6.00%, 03/15/23	100,000	108,188
NCL Corp., Ltd., 4.63%, 11/15/20(b)	75,000	75,750
Pinnacle Entertainment, Inc., 5.63%, 05/01/24(b)	25,000	25,515
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21(b)	16,000	16,400
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	200,000	215,000
7.50%, 10/15/27	75,000	87,375
Scientific Games International, Inc., 10.00%, 12/01/22	125,000	111,094
Speedway Motorsports, Inc., 5.13%, 02/01/23	50,000	51,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 03/15/22	100,000	102,688

		993,207

Household Durables 2.1%
CalAtlantic Group, Inc., 5.25%, 06/01/26	75,000	75,750
DR Horton, Inc., 4.38%, 09/15/22	100,000	105,500
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20(b)	85,000	77,562
KB Home, 7.00%, 12/15/21	50,000	53,000
M/I Homes, Inc., 6.75%, 01/15/21	75,000	77,250
PulteGroup, Inc., 5.50%, 03/01/26	125,000	130,357
WESCO Distribution, Inc., 5.38%, 12/15/21	25,000	25,688

		545,107

Household Products 0.8%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19(b)(f)	125,000	127,656
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	79,594

		207,250

Industrial Conglomerates 0.2%
Bombardier, Inc., 5.50%, 09/15/18(b)	50,000	50,375

Information Technology Services 0.7%
First Data Corp., 7.00%, 12/01/23(b)	175,000	180,031

Insurance 0.7%
Hub Holdings LLC/Hub Holdings Finance, Inc., 8.13%, 07/15/19(b)(f)	50,000	48,250
HUB International Ltd., 7.88%, 10/01/21(b)	75,000	75,188
USI, Inc., 7.75%, 01/15/21(b)	75,000	75,750

		199,188

Internet Software & Services 0.6%
Netflix, Inc. 5.50%, 02/15/22	100,000	106,250
5.88%, 02/15/25	50,000	53,500

		159,750

Leisure Products 0.3%
Brunswick Corp., 4.63%, 05/15/21(b)	75,000	76,875

Machinery 0.7%
Case New Holland, Inc., 7.88%, 12/01/17	75,000	80,531
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(b)	100,000	106,375

		186,906

Marine 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21(b)	125,000	96,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Marine (continued)
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	$125,000	$104,063

		200,313

Media 8.6%
Cablevision Systems Corp., 5.88%, 09/15/22	75,000	68,812
CCO Holdings LLC/CCO Holdings Capital Corp. 6.63%, 01/31/22	75,000	79,219
5.88%, 04/01/24(b)	25,000	26,687
5.50%, 05/01/26(b)	75,000	78,281
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	102,000
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	100,000	99,000
DISH DBS Corp. 7.88%, 09/01/19	150,000	165,750
5.88%, 11/15/24	50,000	48,250
7.75%, 07/01/26(b)	100,000	103,688
iHeartCommunications, Inc., 9.00%, 12/15/19	100,000	80,468
Intelsat Jackson Holdings SA 5.50%, 08/01/23	100,000	65,500
8.00%, 02/15/24(b)	58,000	55,390
Lamar Media Corp., 5.38%, 01/15/24	125,000	131,250
McClatchy Co. (The), 9.00%, 12/15/22	100,000	102,000
Numericable-SFR SA, 7.38%, 05/01/26(b)	200,000	199,750
Sirius XM Radio, Inc. 5.88%, 10/01/20(b)	125,000	129,531
5.38%, 07/15/26(b)	75,000	76,454
TEGNA, Inc., 6.38%, 10/15/23	100,000	107,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(b)	200,000	207,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	186,000	193,673
WMG Acquisition Corp., 6.00%, 01/15/21(b)	135,000	140,400

		2,260,603

Metals & Mining 4.5%
Alcoa, Inc., 5.13%, 10/01/24	25,000	26,281
Anglo American Capital PLC 9.38%, 04/08/19(b)	50,000	57,562
4.45%, 09/27/20(b)	100,000	99,250
ArcelorMittal 10.85%, 06/01/19	50,000	58,750
7.25%, 02/25/22	75,000	82,125
8.00%, 10/15/39	50,000	53,000
First Quantum Minerals Ltd., 6.75%, 02/15/20(b)	75,000	69,037
FMG Resources August 2006 Pty Ltd. 9.75%, 03/01/22(b)	35,000	39,200
6.88%, 04/01/22(b)	30,000	29,250
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 03/15/43	35,000	26,863
Freeport-McMoRan, Inc., 4.55%, 11/14/24	40,000	34,300
Hecla Mining Co., 6.88%, 05/01/21	200,000	200,000
Steel Dynamics, Inc. 5.13%, 10/01/21	50,000	52,000
5.25%, 04/15/23	125,000	130,938
Teck Resources Ltd. 8.00%, 06/01/21(b)	50,000	53,375
8.50%, 06/01/24(b)	35,000	38,063
6.25%, 07/15/41	35,000	26,775
Vale Overseas Ltd., 5.88%, 06/10/21	50,000	51,750
Westmoreland Coal Co., 8.75%, 01/01/22(b)	80,000	61,000

		1,189,519

Multiline Retail 0.2%
Family Tree Escrow LLC, 5.75%, 03/01/23(b)	25,000	27,000
JC Penney Corp., Inc., 5.88%, 07/01/23(b)	25,000	25,627

		52,627

Multi-Utilities & Unregulated Power 2.2%
Calpine Corp. 6.00%, 01/15/22(b)	125,000	130,625
5.38%, 01/15/23	75,000	74,812
Dynegy, Inc., 6.75%, 11/01/19	125,000	127,344
NRG Energy, Inc., 6.25%, 07/15/22	175,000	175,875
NRG Yield Operating LLC, 5.38%, 08/15/24	75,000	76,688

		585,344

Oil, Gas & Consumable Fuels 5.5%
Antero Resources Finance Corp. 6.00%, 12/01/20	25,000	24,750
5.38%, 11/01/21	125,000	119,687
California Resources Corp., 8.00%, 12/15/22(b)	20,000	12,804
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21	100,000	73,250
7.63%, 01/15/22	75,000	54,281
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	30,000	28,425
Cenovus Energy, Inc., 5.70%, 10/15/19	90,000	95,577
Chesapeake Energy Corp., 8.00%, 12/15/22(b)	90,000	78,300
Concho Resources, Inc., 5.50%, 04/01/23	25,000	24,687
Continental Resources, Inc. 5.00%, 09/15/22	100,000	93,500
4.50%, 04/15/23	50,000	45,250
Ensco PLC, 5.20%, 03/15/25	25,000	17,000
Murphy Oil Corp., 4.70%, 12/01/22	45,000	40,611
Newfield Exploration Co. 5.75%, 01/30/22	50,000	49,750
5.63%, 07/01/24	100,000	98,750
Oasis Petroleum, Inc., 7.25%, 02/01/19	25,000	23,438
Pride International, Inc., 6.88%, 08/15/20	40,000	37,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc., 5.25%, 05/01/23	$50,000	$47,125
Range Resources Corp., 5.75%, 06/01/21	75,000	72,750
Rice Energy, Inc., 6.25%, 05/01/22	75,000	73,125
Rowan Cos., Inc. 5.00%, 09/01/17	25,000	25,289
4.75%, 01/15/24	50,000	41,000
SM Energy Co., 6.13%, 11/15/22	75,000	63,563
Sunoco LP/Sunoco Finance Corp. 5.50%, 08/01/20(b)	100,000	101,250
6.25%, 04/15/21(b)	50,000	51,000
Whiting Petroleum Corp., 5.75%, 03/15/21	25,000	20,938
WPX Energy, Inc., 7.50%, 08/01/20	25,000	24,625

		1,438,650

Paper & Forest Products 1.1%
Boise Cascade Co., 6.38%, 11/01/20	150,000	153,750
Masco Corp. 4.45%, 04/01/25	50,000	53,125
4.38%, 04/01/26	90,000	95,850

		302,725

Personal Products 0.4%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	101,500

Pharmaceuticals 2.9%
Capsugel SA, 7.00%, 05/15/19(b)(f)	174,000	175,740
Endo Finance LLC & Endo Finco, Inc., 7.25%, 01/15/22(b)	50,000	46,239
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	200,000	208,500
Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/18(b)	50,000	49,375
7.00%, 10/01/20(b)	195,000	180,863
7.50%, 07/15/21(b)	100,000	93,000

		753,717

Real Estate Investment Trusts (REITs) 1.9%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	100,000	102,125
Equinix, Inc., 5.38%, 04/01/23	185,000	193,386
Iron Mountain, Inc., 6.00%, 10/01/20(b)	75,000	79,125
VEREIT Operating Partnership LP 4.60%, 02/06/24	50,000	52,250
4.88%, 06/01/26	75,000	78,750

		505,636

Real Estate Management & Development 0.9%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 08/15/17(b)	125,000	125,000
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/21(b)	100,000	104,500

		229,500

Road & Rail 1.8%
Ashtead Capital, Inc., 5.63%, 10/01/24(b)	200,000	208,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	75,000	74,438
United Rentals North America, Inc., 6.13%, 06/15/23	175,000	183,203

		465,891

Semiconductors & Semiconductor Equipment 1.4%
NXP BV/NXP Funding LLC, 5.75%, 02/15/21(b)	200,000	208,000
Qorvo, Inc., 6.75%, 12/01/23(b)	150,000	161,250

		369,250

Software 2.5%
BMC Software Finance, Inc., 8.13%, 07/15/21(b)	100,000	81,500
Infor US, Inc., 6.50%, 05/15/22	200,000	198,000
MSCI, Inc. 5.25%, 11/15/24(b)	50,000	53,000
5.75%, 08/15/25(b)	75,000	81,690
NCR Corp. 5.88%, 12/15/21	125,000	130,000
6.38%, 12/15/23	25,000	25,875
Rackspace Hosting, Inc., 6.50%, 01/15/24(b)	100,000	103,250

		673,315

Specialty Retail 1.0%
Michaels Stores, Inc., 5.88%, 12/15/20(b)	175,000	181,781
Party City Holdings, Inc., 6.13%, 08/15/23(b)	75,000	78,938

		260,719

Technology Hardware, Storage & Peripherals 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 06/15/21(b)	25,000	26,125
7.13%, 06/15/24(b)	175,000	188,295

		214,420

Thrifts & Mortgage Finance 0.6%
Quicken Loans, Inc., 5.75%, 05/01/25(b)	150,000	148,688

Wireless Telecommunication Services 3.0%
Sprint Communications, Inc., 7.00%, 03/01/20(b)	50,000	53,063
Sprint Corp. 7.25%, 09/15/21	175,000	163,298
7.63%, 02/15/25	125,000	111,562
Sprint Nextel Corp., 9.00%, 11/15/18(b)	225,000	243,844
T-Mobile USA, Inc. 6.63%, 04/01/23	100,000	107,330
6.38%, 03/01/25	100,000	107,000

		786,097

Total Corporate Bonds (cost $24,620,544)		24,596,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Common Stock 0.0%†

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc.*(c)	972	$0

Total Common Stock (cost $ — )		0

Warrant 0.0%†

	Number of Warrants	Market Value
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18*(c)	8,400	0

Total Warrant (cost $—)		0

Total Investments (cost $24,699,921)(g) — 93.8%		24,698,647
Other assets in excess of liabilities — 6.2%		1,618,713

NET ASSETS — 100.0%		$26,317,360

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $9,985,269 which represents 37.95% of net assets.
(c)	Fair valued security.
(d)	Illiquid security.
(e)	Security in default.
(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(g)	At July 31, 2016, the tax basis cost of the Fund’s investments was $24,711,318, tax unrealized appreciation and depreciation were $710,183 and $(722,854), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$102,605	$—	$102,605
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	129,003	—	129,003
Auto Components	—	705,187	—	705,187
Automobiles	—	60,320	—	60,320
Building Products	—	296,372	—	296,372
Capital Markets	—	193,500	—	193,500
Chemicals	—	718,732	—	718,732
Commercial Services & Supplies	—	675,431	—	675,431
Communications Equipment	—	53,875	—	53,875
Construction & Engineering	—	160,875	—	160,875
Construction Materials	—	261,500	—	261,500
Consumer Finance	—	1,078,324	—	1,078,324
Containers & Packaging	—	884,594	—	884,594
Distributors	—	168,406	—	168,406
Diversified Financial Services	—	360,837	—	360,837
Diversified Telecommunication Services	—	1,922,347	—	1,922,347
Electric Utilities	—	64,539	—	64,539
Electrical Equipment	—	233,250	—	233,250
Energy Equipment & Services	—	196,988	—	196,988
Food & Staples Retailing	—	273,101	—	273,101
Food Products	—	278,641	—	278,641
Gas Utilities	—	1,140,984	—	1,140,984
Health Care Providers & Services	—	1,602,033	—	1,602,033
Hotels, Restaurants & Leisure	—	993,207	—	993,207
Household Durables	—	545,107	—	545,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Household Products	$—	$207,250	$—	$207,250
Industrial Conglomerates	—	50,375	—	50,375
Information Technology Services	—	180,031	—	180,031
Insurance	—	199,188	—	199,188
Internet Software & Services	—	159,750	—	159,750
Leisure Products	—	76,875	—	76,875
Machinery	—	186,906	—	186,906
Marine	—	200,313	—	200,313
Media	—	2,260,603	—	2,260,603
Metals & Mining	—	1,189,519	—	1,189,519
Multiline Retail	—	52,627	—	52,627
Multi-Utilities & Unregulated Power	—	585,344	—	585,344
Oil, Gas & Consumable Fuels	—	1,438,650	—	1,438,650
Paper & Forest Products	—	302,725	—	302,725
Personal Products	—	101,500	—	101,500
Pharmaceuticals	—	753,717	—	753,717
Real Estate Investment Trusts (REITs)	—	505,636	—	505,636
Real Estate Management & Development	—	229,500	—	229,500
Road & Rail	—	465,891	—	465,891
Semiconductors & Semiconductor Equipment	—	369,250	—	369,250
Software	—	673,315	—	673,315
Specialty Retail	—	260,719	—	260,719
Technology Hardware, Storage & Peripherals	—	214,420	—	214,420
Thrifts & Mortgage Finance	—	148,688	—	148,688
Wireless Telecommunication Services	—	786,097	—	786,097

Total Corporate Bonds	$—	$24,596,042	$—	$24,596,042

Warrant	—	—	—	—

Total	$—	$24,698,647	$—	$24,698,647

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2016, the Fund held one common stock, one corporate bond, and one warrant investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 6.5%

	Principal Amount	Market Value
Automobiles 2.9%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	$5,650,000	$5,679,495
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(a)	4,670,000	4,706,210
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(a)	1,976,214	1,970,316
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 02/15/20	4,175,000	4,194,259

		16,550,280

Credit Card 3.2%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	8,000,000	8,042,285
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,027,511

		18,069,796

Other 0.4%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,326,819	1,324,608
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(a)	1,250,000	1,221,470

		2,546,078

Total Asset-Backed Securities (cost $37,123,318)		37,166,154

Collateralized Mortgage Obligations 0.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS, Series 1666, Class J, 6.25%, 01/15/24	492,462	540,226
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	199,667	199,301
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(b)	461,676	476,067
Series 2012-2, Class A2, 3.50%, 04/25/42(b)	131,897	131,748
Series 2013-1, Class 1A1, 1.45%, 02/25/43(b)	1,582,873	1,537,357
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.79%, 12/25/33(b)	324,211	324,623

Total Collateralized Mortgage Obligations (cost $3,194,665)		3,209,322

Commercial Mortgage Backed Securities 1.5%

	Principal Amount	Market Value
Commercial Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	2,051,546	2,046,721
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	158,963	159,861
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A1, 1.27%, 04/15/47	1,280,723	1,280,872
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	3,414,957	3,419,679
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,572,064	1,572,970

Total Commercial Mortgage Backed Securities (cost $8,480,607)		8,480,103

Corporate Bonds 46.6%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	1,991,000	2,007,033

Airlines 1.0%
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.75%, 03/15/17	413,627	425,787
Series 2010-A, Class A, 4.75%, 01/12/21	2,078,709	2,224,219
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	1,849,153	1,978,594
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	927,072	996,602

		5,625,202

Automobiles 2.1%
Ford Motor Co., 7.45%, 07/16/31	5,100,000	7,009,119
General Motors Co., 3.50%, 10/02/18	5,000,000	5,162,715

		12,171,834

Banks 12.3%
Bank of America Corp., 4.00%, 04/01/24	7,500,000	8,089,725
BB&T Corp., 2.45%, 01/15/20	7,000,000	7,216,923
Capital One NA, 2.95%, 07/23/21	6,500,000	6,745,011
Citigroup, Inc., 3.88%, 10/25/23	5,000,000	5,401,255
3.75%, 06/16/24	2,400,000	2,559,019
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	5,023,655
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,878,115
HSBC Holdings PLC, 3.40%, 03/08/21	2,650,000	2,747,369
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,847,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
KeyBank NA, 2.25%, 03/16/20	$2,000,000	$2,031,446
PNC Bank NA, 2.15%, 04/29/21	5,500,000	5,609,505
Royal Bank of Canada, 1.50%, 07/29/19	6,500,000	6,516,341
Toronto-Dominion Bank (The), 1.45%, 08/13/19	1,150,000	1,152,205
Wells Fargo & Co., 2.50%, 03/04/21	2,000,000	2,051,852
3.00%, 04/22/26	4,000,000	4,108,796

		69,978,737

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	5,500,000	5,905,262

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	4,000,000	285,000

Chemicals 1.6%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,750,000	4,465,575
4.38%, 11/15/42	3,500,000	3,599,449
Ecolab, Inc., 2.25%, 01/12/20	1,000,000	1,024,539

		9,089,563

Consumer Finance 1.6%
Air Lease Corp., 2.63%, 09/04/18	2,400,000	2,426,882
American Express Co., 7.00%, 03/19/18	6,150,000	6,705,007

		9,131,889

Diversified Telecommunication Services 2.6%
AT&T, Inc., 4.45%, 04/01/24	3,000,000	3,320,073
4.13%, 02/17/26	3,850,000	4,192,396
Verizon Communications, Inc., 6.55%, 09/15/43	5,250,000	7,142,956

		14,655,425

Electric Utilities 1.5%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	4,750,000	5,213,837
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,193,613

		8,407,450

Food & Staples Retailing 2.2%
CVS Caremark Corp., 2.75%, 12/01/22	5,000,000	5,219,525
Walgreen Co., 3.10%, 09/15/22	6,850,000	7,179,499

		12,399,024

Food Products 0.7%
Wm Wrigley Jr Co., 2.00%, 10/20/17(a)	4,000,000	4,033,424

Gas Utilities 3.6%
Enbridge Energy Partners LP, 4.38%, 10/15/20	2,750,000	2,867,565
Enterprise Products Operating LLC, 4.85%, 03/15/44	4,135,000	4,339,323
Kinder Morgan, Inc., 7.80%, 08/01/31	5,500,000	6,548,520
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	2,500,000	2,641,422
7.25%, 12/01/26	1,200,000	1,426,631
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	1,400,000	1,431,681
4.88%, 05/15/23	1,350,000	1,340,729

		20,595,871

Health Care Providers & Services 3.6%
Becton, Dickinson and Co., 2.68%, 12/15/19	6,250,000	6,481,431
HCA, Inc., 5.25%, 06/15/26	600,000	636,000
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	4,450,000	4,692,814
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,109,495
Quest Diagnostics, Inc., 3.50%, 03/30/25	3,500,000	3,672,239

		20,591,979

Information Technology Services 1.0%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(a)	5,650,000	5,782,843

Insurance 0.5%
American International Group, Inc., 2.30%, 07/16/19	3,000,000	3,073,422

Media 1.2%
21st Century Fox America, Inc., 7.75%, 02/01/24	1,000,000	1,285,208
TCI Communications, Inc., 7.13%, 02/15/28	125,000	179,046
Time Warner Cable, Inc., 8.25%, 04/01/19	2,000,000	2,321,910
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,500,000	3,273,645

		7,059,809

Metals & Mining 1.1%
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75(a)(b)	2,700,000	3,003,750
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25	3,150,000	3,383,730

		6,387,480

Multiline Retail 0.9%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	5,000,000	5,285,410

Oil, Gas & Consumable Fuels 2.8%
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	3,500,000	3,925,810
Cimarex Energy Co., 5.88%, 05/01/22	2,260,000	2,363,983
Concho Resources, Inc., 6.50%, 01/15/22	2,275,000	2,314,812
ConocoPhillips, 6.50%, 02/01/39	3,750,000	4,686,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Ensco PLC, 4.50%, 10/01/24	$4,000,000	$2,750,000

		16,040,639

Paper & Forest Products 1.5%
Georgia-Pacific LLC, 8.00%, 01/15/24	6,500,000	8,727,173

Real Estate Investment Trusts (REITs) 1.6%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,467,320
ERP Operating LP, 2.38%, 07/01/19	3,000,000	3,076,377
4.63%, 12/15/21	723,000	818,035

		9,361,732

Road & Rail 1.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	3,000,000	3,256,758
United Rentals North America, Inc., 4.63%, 07/15/23	3,200,000	3,264,000

		6,520,758

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.38%, 09/15/21	2,750,000	2,960,911

Total Corporate Bonds (cost $257,355,881)		266,077,870

Municipal Bonds 4.0%

	Principal Amount	Market Value
California 2.7%
California State, GO, 6.20%, 10/01/19	4,000,000	4,599,000
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,564,861
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	5,000,000	5,990,250

		15,154,111

New Jersey 1.3%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	4,900,000	7,655,613

Total Municipal Bonds (cost $19,129,823)		22,809,724

Sovereign Bond 0.2%

	Principal Amount	Market Value
CANADA 0.2%
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,000,000	1,313,938

Total Sovereign Bond (cost $1,017,725)		1,313,938

U.S. Government Mortgage Backed Agencies 19.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	7,276	7,347
Pool# G11401 6.00%, 09/01/17	40,992	41,616
Pool# E01252 6.00%, 11/01/17	21,012	21,416
Pool# B14038 4.50%, 05/01/19	67,372	69,147
Pool# B15759 4.50%, 07/01/19	297,217	305,277
Pool# G11678 4.50%, 04/01/20	39,519	41,222
Pool# G11769 5.00%, 10/01/20	82,262	86,444
Pool# G13201 4.50%, 07/01/23	301,607	322,721
Pool# J15482 4.00%, 05/01/26	984,729	1,047,752
Pool# J20465 2.50%, 09/01/27	3,451,967	3,586,198
Pool# J23807 3.00%, 05/01/28	3,462,951	3,661,902
Pool# V60563 3.00%, 06/01/29	13,054,314	13,815,597
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.62%, 12/01/34(b)	937,535	989,256
Pool# 848134 2.71%, 06/01/39(b)	265,091	282,127
Federal National Mortgage Association Pool
Pool# 254003 6.00%, 10/01/16	2,071	2,074
Pool# 566881 5.50%, 01/01/17	7,312	7,357
Pool# 623489 5.50%, 02/01/17	1,547	1,552
Pool# 555170 6.00%, 11/01/17	16,213	16,372
Pool# 254546 5.50%, 12/01/17	73,996	75,672
Pool# 555872 5.00%, 11/01/18	24,366	25,038
Pool# 735521 5.50%, 03/01/20	651,231	679,797
Pool# 292234 8.00%, 08/01/24	1,259	1,264
Pool# 931892 4.50%, 09/01/24	798,339	857,820
Pool# 293495 8.00%, 09/01/24	277	282

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD6156 4.00%, 05/01/25	$225,092	$233,383
Pool# 303300 8.50%, 05/01/25	6,744	7,682
Pool# AE3066 3.50%, 09/01/25	1,668,013	1,767,622
Pool# AE0552 5.00%, 09/01/25	846,172	906,525
Pool# AE5487 3.50%, 10/01/25	739,378	783,402
Pool# 342718 6.50%, 05/01/26	46,397	53,506
Pool# AJ4093 3.50%, 10/01/26	2,098,547	2,224,359
Pool# 250764 7.50%, 12/01/26	53,499	61,877
Pool# AB5710 2.50%, 07/01/27	3,912,111	4,058,502
Pool# AP9771 3.00%, 10/01/27	1,078,629	1,133,692
Pool# 251497 6.00%, 12/01/27	394	450
Pool# 402854 6.00%, 12/01/27	8,957	10,217
Pool# 415652 6.50%, 03/01/28	4,520	5,213
Pool# 421427 6.50%, 04/01/28	48,650	56,104
Pool# AT7857 2.50%, 06/01/28	6,199,613	6,453,639
Pool# 432037 6.00%, 07/01/28	63,019	71,884
Pool# 437979 6.00%, 08/01/28	20,334	23,193
Pool# 446099 6.00%, 10/01/28	9,794	11,171
Pool# 440738 6.00%, 12/01/28	78,417	90,362
Pool# 450653 6.00%, 12/01/28	74,460	84,946
Pool# 453865 6.00%, 12/01/28	44,078	50,276
Pool# 252212 6.50%, 01/01/29	134,553	158,841
Pool# 484939 6.50%, 06/01/29	44,408	51,212
Pool# 504076 6.50%, 06/01/29	55,263	64,478
Pool# 252570 6.50%, 07/01/29	61,334	70,731
Pool# 506638 6.50%, 08/01/29	22,205	25,607
Pool# AS4929 2.50%, 05/01/30	4,989,318	5,181,740
Pool# AL6825 3.00%, 05/01/30	10,586,029	11,158,928
Pool# 535300 6.50%, 05/01/30	68,827	81,925
Pool# 539932 7.00%, 05/01/30	7,656	7,739
Pool# 524343 8.00%, 06/01/30	4,407	4,622
Pool# 725027 5.00%, 11/01/33	1,016,174	1,130,225
Pool# 725205 5.00%, 03/01/34	341,333	379,620
Pool# 829431 2.50%, 01/01/36(b)	1,779,237	1,866,448
Pool# 890564 3.00%, 06/01/43	9,106,178	9,562,949
Pool# AL5080 3.00%, 06/01/43	11,815,877	12,407,464
Pool# AL8256 3.00%, 08/01/43	7,503,388	7,892,281
Pool# AL7259 3.00%, 09/01/43	9,189,326	9,640,953
Pool# AS4786 3.00%, 04/01/45	8,571,850	8,964,141
Government National Mortgage Association I Pool
Pool# 348637 7.50%, 05/15/23	18,818	20,474
Pool# 354696 6.50%, 12/15/23	10,051	11,555
Pool# 369270 6.50%, 12/15/23	2,818	3,240
Pool# 359986 7.50%, 01/15/24	770	773
Pool# 362734 7.50%, 01/15/24	395	405
Pool# 368677 7.50%, 01/15/24	14,993	16,467
Pool# 371909 6.50%, 02/15/24	28,421	32,672
Pool# 392055 7.00%, 04/15/24	8,541	8,571
Pool# 442138 8.00%, 11/15/26	60,298	69,471
Pool# 439463 8.00%, 12/15/26	21,708	23,954
Pool# 399109 7.50%, 02/15/27	12,370	13,957
Pool# 435777 7.50%, 02/15/27	3,566	3,628
Pool# 445661 7.50%, 07/15/27	9,457	10,227
Pool# 443887 7.50%, 08/15/27	6,226	6,414
Pool# 450591 7.50%, 08/15/27	909	951
Pool# 453295 7.50%, 08/15/27	498	528
Pool# 455381 7.50%, 08/15/27	6,449	7,264
Pool# 446699 6.00%, 08/15/28	36,853	42,624
Pool# 460906 6.00%, 09/15/28	13,548	15,457
Pool# 482748 6.00%, 09/15/28	75,869	86,559
Pool# 476969 6.50%, 01/15/29	36,168	41,579
Pool# 781029 6.50%, 05/15/29	158,578	186,865
Pool# 503106 6.50%, 06/15/29	13,450	15,462

Total U.S. Government Mortgage Backed Agencies (cost $110,456,179)		113,302,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Treasury Bond 2.5%

	Principal Amount	Market Value
U.S. Treasury Bond, 4.75%, 02/15/37	$9,500,000	$14,283,402

Total U.S. Treasury Bond (cost $12,544,144)		14,283,402

U.S. Treasury Notes 16.7%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 07/31/17	8,500,000	8,491,364
1.00%, 05/31/18	5,000,000	5,029,490
1.13%, 06/15/18	1,750,000	1,764,835
1.50%, 02/28/19	23,350,000	23,814,268
1.38%, 05/31/20	18,500,000	18,825,193
1.38%, 09/30/20	4,350,000	4,423,915
1.38%, 04/30/21	2,000,000	2,032,344
3.13%, 05/15/21	9,000,000	9,878,904
2.00%, 02/15/25	10,000,000	10,475,780
1.63%, 02/15/26	6,575,000	6,672,422
1.63%, 05/15/26	3,750,000	3,806,103

Total U.S. Treasury Notes (cost $93,552,673)		95,214,618

Yankee Dollar 0.3%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.3%
Petro-Canada, 6.80%, 05/15/38	1,400,000	1,789,997

Total Yankee Dollar (cost $1,656,104)		1,789,997

Total Investments (cost $544,511,119)(c) — 98.7%		563,647,384
Other assets in excess of liabilities — 1.3%		7,329,023

NET ASSETS — 100.0%		$570,976,407

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $24,803,684 which represents 4.34% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(c)	At July 31, 2016, the tax basis cost of the Fund’s investments was $544,511,119, tax unrealized appreciation and depreciation were $23,819,139 and $(4,682,874), respectively.

GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 99.1%
	Principal Amount	Market Value
California 99.1%
Alhambra, Unified School District, Election 2004, Prerefunded, GO, AGC Insured, Series B, 5.25%, 08/01/23	$1,150,000	$1,308,366
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	495,000	576,828
Series A, 5.00%, 08/01/21	475,000	569,378
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 08/01/29	595,000	752,074
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,559,000
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	407,790
Banning, Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	633,375
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/01/23	500,000	618,510
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	896,688
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	880,000	973,130
Burlingame Financing Authority, Storm Drainage, RB 5.00%, 07/01/27	305,000	388,396
5.00%, 07/01/28	400,000	505,656
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	455,000	559,523
California Educational Facilities Authority, Santa Clara University, Prerefunded, RB 5.25%, 04/01/23	235,000	253,215
5.25%, 04/01/24	650,000	700,381
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB 5.25%, 04/01/23	15,000	16,138
5.25%, 04/01/24	45,000	48,400
California Health Facilities Financing Authority, Refunding, RB 5.00%, 11/15/23	500,000	632,370
5.00%, 11/15/28	4,000,000	5,097,800
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured Series H, 5.00%, 05/01/21	1,065,000	1,148,134
Series H, 5.00%, 05/01/22	1,290,000	1,390,697
California State, Department of Water Resources, Power Supply Revenue, Unrefunded, RB, AGM Insured, Series H, 5.00%, 05/01/21	420,000	452,143
California State, Economic Recovery, Prerefunded Balance, GO Series A, 5.00%, 07/01/20	555,000	625,285
Series A, 5.25%, 07/01/21	1,545,000	1,751,829
California State, GO 5.00%, 10/01/20	1,000,000	1,171,320
5.00%, 11/01/24	2,000,000	2,347,980
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/01/27	3,660,000	4,664,341
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB Series G, 5.00%, 12/01/17	1,525,000	1,616,485
Series G, 5.00%, 12/01/21	1,000,000	1,216,340
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,568,947
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	380,328
California State, University, Systemwide, Prerefunded, RB, Series A, 5.25%, 11/01/22	255,000	287,229
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	1,000,000	1,145,600
Series A, 5.00%, 11/01/26	1,500,000	1,714,830
California State, Various Purposes, GO, 5.63%, 04/01/25	2,055,000	2,317,773
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	790,708
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO Series C, 5.25%, 08/01/24	450,000	512,113
Series C, 5.25%, 08/01/25	750,000	853,523
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,228,010
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,202,633
Citrus, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 06/01/25	545,000	615,098
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	627,045
Desert Sands, Unified School District, Election 2001, Prerefunded, GO 5.25%, 08/01/20	610,000	667,212
5.25%, 08/01/22	825,000	902,377
Dinuba, Unified School District, GO, BAM Insured, 5.00%, 08/01/27	800,000	1,028,304
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,503,787

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	$720,000	$888,098
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	633,415
Fruitvale, School District, Refunding, GO, 5.00%, 08/01/25	400,000	520,000
Garden Grove California Agency for Community Development, Tax Allocation Bonds, 5.00%, 10/01/25	500,000	642,145
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,200,320
Gilroy, Unified School District, Election 2008, Prerefunded Balance, GO, AGC Insured, Series A, 5.25%, 08/01/22	1,945,000	2,213,468
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 09/01/29	500,000	625,655
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	3,060,694
Series C, 5.00%, 11/01/27	200,000	259,650
Series C, 5.00%, 11/01/28	555,000	715,428
Series C, 5.00%, 11/01/32	450,000	567,729
Kern Country Water Agency, Improvement District No 4, Refunding, RB, Series A, 5.00%, 05/01/29	1,555,000	1,964,463
Kern, High School District, Refunding, GO 4.00%, 08/01/18	455,000	485,967
4.00%, 08/01/19	740,000	813,704
5.00%, 08/01/22	885,000	1,085,639
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	250,000	319,002
Live Oak School District, Santa Cruz County, GO 5.00%, 08/01/25	550,000	714,868
5.00%, 08/01/30	460,000	590,829
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	431,002
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,140,071
Long Beach, Unified School District, Election 2008, Prerefunded, GO Series B, 5.25%, 08/01/24	940,000	1,069,447
Series A, 5.25%, 08/01/25	1,540,000	1,752,074
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO Series B, 5.25%, 08/01/24	60,000	68,239
Series A, 5.25%, 08/01/25	100,000	113,731
Los Angeles Country Public Works Financing Authority, RB Series D, 5.00%, 12/01/23	400,000	503,504
Series D, 5.00%, 12/01/28	1,430,000	1,816,772
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,307,037
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	563,795
Series A, 5.00%, 05/15/23	1,000,000	1,157,480
Los Angeles, Community College District, Election 2003, Prerefunded Balance, GO, AGM Insured Series E, 5.00%, 08/01/17	1,000,000	1,000,260
Series E, 5.00%, 08/01/23	1,360,000	1,360,354
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,172,496
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,364,793
Series A, 5.25%, 08/01/21	350,000	398,398
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,535,000	3,048,490
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,145,675
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,280,000	1,642,637
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,874,435
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/18	1,425,000	1,547,222
Series A, 5.00%, 07/01/22	2,380,000	2,840,578
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,923,998
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,268,570
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 09/01/27	1,055,000	1,332,824
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,678,905
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	623,280
Series A, 5.00%, 07/01/21	750,000	897,323
Series A, 5.00%, 07/01/22	1,575,000	1,862,721
Mount Diablo, Unified School District, Election 2002, Refunding, GO Series B, 5.00%, 07/01/20	1,145,000	1,331,280
Series B-2, 5.00%, 07/01/24	2,000,000	2,437,060
Mount Diablo, Unified School District, Refunding, GO 5.00%, 08/01/23	2,125,000	2,526,901
5.00%, 08/01/26	300,000	351,942

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 05/01/22	$665,000	$744,714
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	630,495
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	890,309
Ontario-Montclair School District, GO, AGM Insured Series A, 5.00%, 08/01/25	255,000	327,770
Series A, 4.00%, 08/01/27	365,000	434,211
Orange County, Sanitation District, COP, AGM Insured, Series B, 5.00%, 02/01/17	530,000	542,375
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 08/01/26	250,000	321,350
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	549,800
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/01/25	260,000	331,438
Paramount, Unified School District, Refunding, GO, BAM Insured, 5.00%, 08/01/22	500,000	609,725
5.00%, 08/01/25	1,000,000	1,280,970
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,613,184
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,267,100
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	639,750
Pomona, Unified School District, GO, AGM Insured, 5.00%, 08/01/27	1,700,000	2,174,912
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,970,000	2,082,132
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	475,000	515,674
Series A, 5.00%, 06/01/22	1,525,000	1,647,442
Series A, 5.00%, 06/01/24	1,160,000	1,252,023
Sacramento, Municipal Utility District Electric, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,842,226
Series U, 5.00%, 08/15/24	595,000	648,438
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,090,500
Series D, 5.00%, 08/15/26	465,000	612,758
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,174,742
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	432,564
Series A, 5.00%, 08/01/20	1,000,000	1,165,740
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	655,469
5.00%, 08/01/21	400,000	482,524
5.00%, 08/01/24	1,000,000	1,229,150
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,750,000	4,256,437
Series A, 5.25%, 05/15/26	1,675,000	1,959,683
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,129,310
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation Series A, 5.00%, 09/01/27	1,100,000	1,403,776
Series A, 5.00%, 09/01/29	500,000	629,290
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	2,150,000	2,427,221
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,165,010
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	283,122
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB Series A, 5.00%, 11/01/22	250,000	310,285
Series A, 5.00%, 11/01/26	1,075,000	1,384,965
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	914,297
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,074,042
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	613,280
San Leandro, Unified School District, Refunding, GO, AGM Insured Series B, 5.00%, 08/01/24	1,000,000	1,273,400
Series A, 5.00%, 08/01/25	500,000	645,325
San Mateo Union High School District, Election 2006, GO Series 2013-A, 5.00%, 09/01/20	400,000	468,556
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,235,700
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	610,000	790,017

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	$1,000,000	$1,133,870
Santee California School District, Refunding, GO 5.00%, 08/01/23	440,000	551,800
5.00%, 08/01/24	400,000	511,800
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,509,885
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,322,184
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,167,890
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 08/01/26	810,000	1,025,185
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	645,168
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 08/01/29	1,625,000	2,026,131
Torrance, Unified School District, Election 2008, Measure Z, Prerefunded Balance, GO, 5.50%, 08/01/25	1,000,000	1,145,460
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured 5.00%, 08/01/28	1,000,000	1,255,400
5.00%, 08/01/29	1,000,000	1,245,800
Tracy, Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,895,653
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/01/32	555,000	689,149
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,225,230
University of California, Limited Project Revenue, Refunding, RB Series G, 5.00%, 05/15/22	935,000	1,145,590
Series G, 5.00%, 05/15/24	2,475,000	3,018,980
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	313,718
Upland, Unified School District, Election 2000, Refunding, GO, Series C, 5.00%, 08/01/19	275,000	309,947
Upland, Unified School District, Election 2008, Refunding, GO, Series A, 5.00%, 08/01/26	800,000	1,028,512
Upland, Unified School District, Refunding, GO, 5.00%, 08/01/25	500,000	588,690
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	599,885
5.00%, 08/01/22	500,000	613,355
5.00%, 08/01/24	300,000	368,106
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,980,410

Total Municipal Bonds (cost $182,112,554)		$194,552,456

Mutual Fund 0.3%
	Shares	Market Value
Money Market Fund 0.3%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.22%(a)	532,708	532,708

Total Mutual Fund (cost $532,708)		532,708

Total Investments (cost $182,645,262)(b)(c) — 99.4%		195,085,164
Other assets in excess of liabilities — 0.6%		1,229,830

NET ASSETS — 100.0%		$196,314,994

(a)	Represents 7-day effective yield as of July 31, 2016.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $182,645,262, tax unrealized appreciation and depreciation were $12,443,227 and $(3,325), respectively.
(c)	Assured Guaranty Municipal Corporation has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2016, the percentage attributed to Assured Guaranty Municipal Corporation was 12.53%.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$194,552,456	$—	$194,552,456
Mutual Fund	532,708	—	—	532,708

Total	$532,708	$194,552,456	$—	$195,085,164

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 97.9%

	Shares	Market Value
Aerospace & Defense 4.4%
BWX Technologies, Inc.	40,494	$1,490,584
General Dynamics Corp.	13,416	1,970,676

		3,461,260

Airlines 0.7%
Delta Air Lines, Inc.	13,387	518,746

Banks 4.0%
JPMorgan Chase & Co.	13,828	884,577
Wells Fargo & Co.	46,742	2,242,214

		3,126,791

Beverages 1.6%
Coca-Cola Co. (The)	22,324	973,996
Molson Coors Brewing Co., Class B	2,645	270,213

		1,244,209

Biotechnology 3.7%
Amgen, Inc.	1,658	285,226
Biogen, Inc.*	2,243	650,313
Celgene Corp.*	3,324	372,920
Gilead Sciences, Inc.	13,884	1,103,361
Medivation, Inc.*	7,283	466,039

		2,877,859

Capital Markets 0.8%
Goldman Sachs Group, Inc. (The)	4,078	647,627

Chemicals 1.1%
Dow Chemical Co. (The)	7,011	376,280
PPG Industries, Inc.	4,863	509,205

		885,485

Commercial Services & Supplies 2.0%
KAR Auction Services, Inc.	25,051	1,071,431
Republic Services, Inc.	9,736	499,068

		1,570,499

Communications Equipment 2.5%
Cisco Systems, Inc.	63,747	1,946,196

Consumer Finance 1.1%
Discover Financial Services	14,974	851,122

Containers & Packaging 1.6%
Graphic Packaging Holding Co.	93,120	1,270,157

Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	541	272,253

Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B*	2,535	365,724

Diversified Telecommunication Services 1.3%
AT&T, Inc.	16,392	709,610
Verizon Communications, Inc.	5,999	332,404

		1,042,014

Electric Utilities 1.7%
American Electric Power Co., Inc.	8,601	596,049
NextEra Energy, Inc.	5,721	733,947

		1,329,996

Electrical Equipment 1.4%
Hubbell, Inc.	10,436	1,125,314

Energy Equipment & Services 1.2%
Schlumberger Ltd.	11,528	928,235

Food & Staples Retailing 1.0%
CVS Health Corp.	8,090	750,105

Food Products 2.2%
ConAgra Foods, Inc.	14,010	655,108
Mondelez International, Inc., Class A	24,333	1,070,165

		1,725,273

Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	6,785	325,816
Edwards Lifesciences Corp.*	4,150	475,258

		801,074

Health Care Providers & Services 2.9%
Centene Corp.*	7,600	536,180
McKesson Corp.	6,909	1,344,215
UnitedHealth Group, Inc.	2,712	388,358

		2,268,753

Hotels, Restaurants & Leisure 1.6%
Aramark	10,930	391,841
Carnival Corp.	13,268	619,881
Yum! Brands, Inc.	2,570	229,809

		1,241,531

Household Durables 1.2%
Newell Brands, Inc.	18,260	957,920

Household Products 1.0%
Procter & Gamble Co. (The)	9,234	790,338

Industrial Conglomerates 0.3%
General Electric Co.	6,951	216,454

Information Technology Services 2.7%
CoreLogic, Inc.*	13,249	533,670
DST Systems, Inc.	10,906	1,345,037
First Data Corp., Class A*	20,221	250,740

		2,129,447

Insurance 3.9%
Chubb Ltd.	10,623	1,330,637
Lincoln National Corp.	13,192	576,095
Markel Corp.*	1,200	1,138,500

		3,045,232

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	2,209	1,676,211

Internet Software & Services 3.4%
Alphabet, Inc., Class A*	1,557	1,232,116
Alphabet, Inc., Class C*	823	632,714
Facebook, Inc., Class A*	6,339	785,656

		2,650,486

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	5,084	807,543

Machinery 2.4%
Allison Transmission Holdings, Inc.	17,576	506,540
Ingersoll-Rand PLC	20,340	1,347,729

		1,854,269

Media 2.2%
Comcast Corp., Class A	15,353	1,032,489
Liberty SiriusXM Group, Series C*	11,212	395,223
Twenty-First Century Fox, Inc., Class A	10,839	288,751

		1,716,463

Metals & Mining 0.7%
Newmont Mining Corp.	12,951	569,844

Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	4,924	268,506
Chevron Corp.	12,329	1,263,476
ConocoPhillips	8,490	346,562
EOG Resources, Inc.	4,418	360,950
Exxon Mobil Corp.	10,282	914,584
Marathon Oil Corp.	57,880	789,483
Occidental Petroleum Corp.	8,430	629,974
QEP Resources, Inc.	13,048	237,474
World Fuel Services Corp.	7,082	337,103

		5,148,112

Pharmaceuticals 4.4%
Johnson & Johnson	23,434	2,934,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Merck & Co., Inc.	8,621	$505,708

		3,440,348

Real Estate Investment Trusts (REITs) 3.1%
American Campus Communities, Inc.	13,795	745,896
Equity Commonwealth*	18,762	563,235
Forest City Realty Trust, Inc., Class A	26,469	625,992
VEREIT, Inc.	45,400	502,124

		2,437,247

Road & Rail 2.5%
CSX Corp.	32,990	934,607
Union Pacific Corp.	10,906	1,014,803

		1,949,410

Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	60,015	1,577,794
Broadcom Ltd.	9,229	1,494,913
Marvell Technology Group Ltd.	23,190	272,483

		3,345,190

Software 4.5%
Adobe Systems, Inc.*	9,276	907,749
Microsoft Corp.	37,756	2,140,010
Oracle Corp.	11,800	484,272

		3,532,031

Specialty Retail 3.5%
Home Depot, Inc. (The)	12,220	1,689,293
Lowe’s Cos., Inc.	12,938	1,064,538

		2,753,831

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	23,088	2,406,000

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	15,221	844,766

Tobacco 3.4%
Altria Group, Inc.	24,912	1,686,543
Philip Morris International, Inc.	10,032	1,005,808

		2,692,351

Trading Companies & Distributors 1.4%
HD Supply Holdings, Inc.*	6,320	228,721
MSC Industrial Direct Co., Inc., Class A	12,022	863,540

		1,092,261

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	9,324	293,613

Total Investments (cost $65,856,578)(a) — 97.9%		76,599,590
Other assets in excess of liabilities — 2.1%		1,613,168

NET ASSETS — 100.0%		$78,212,758

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $65,918,986, tax unrealized appreciation and depreciation were $11,547,448 and $(866,844), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
14	Russell 1000 Mini Future	09/16/16	$1,681,820	$8,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$8,781

Total		$8,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 97.8%

	Principal Amount	Market Value
Alaska 5.2%
Alaska State, International Airports Revenue, Refunding, RB Series A, 5.00%, 10/01/28	$250,000	$312,915
Series A, 5.00%, 10/01/29	250,000	311,372
Alaska State, International Airports Revenue, Refunding, RB, NATL-RE Insured, Series D, 5.00%, 10/01/22	500,000	503,900
Alaska State, Municipality of Anchorage, GO, Series A, 5.00%, 09/01/27	1,440,000	1,822,882

		2,951,069

Arizona 2.4%
City of Phoenix, Civic Improvement Corp., Series B, 5.00%, 07/01/26	225,000	283,043
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,079,151

		1,362,194

California 16.8%
California Educational Facilities Authority, University of Redlands, Refunding, RB, Series A, 5.00%, 10/01/26	250,000	316,093
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/28	200,000	254,300
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	715,000	770,813
California State, GO, 5.00%, 10/01/20	750,000	878,490
California State, San Leandro Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 08/01/25	500,000	647,555
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	330,000	400,742
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 08/01/26	405,000	514,682
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	633,415
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 05/01/28	735,000	934,758
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	1,000,000	1,202,560
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,267,100
Pomona, Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	633,965
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1,000,000	1,128,940

		9,583,413

Colorado 0.8%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	476,712

Connecticut 2.0%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,128,250

Florida 9.5%
Florida State, Board of Education, Public Education, Refunding, GO Series A, 5.00%, 06/01/18	525,000	567,835
Series D, 5.00%, 06/01/22	2,000,000	2,377,220
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,228,227
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	1,045,000	1,284,409

		5,457,691

Georgia 1.4%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB 5.00%, 11/01/22	250,000	307,587
5.00%, 11/01/27	400,000	507,008

		814,595

Hawaii 7.3%
Hawaii State, Refunding, GO Series EA, 5.00%, 12/01/19	1,330,000	1,519,113
Series EF, 5.00%, 11/01/23	1,140,000	1,394,129
Honolulu City and County, Refunding, GO, Series B, 5.00%, 11/01/24	635,000	778,408
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	492,715

		4,184,365

Idaho 2.1%
Boise State University, Refunding, RB Series A, 5.00%, 04/01/24	425,000	534,170
Series A, 5.00%, 04/01/27	500,000	641,960

		1,176,130

Illinois 1.8%
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	1,000,000	1,018,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Maryland 1.0%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	$500,000	$549,920

Massachusetts 2.6%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	351,066
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Series A, 5.25%, 07/01/18	600,000	653,358
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	468,975

		1,473,399

Minnesota 2.1%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	1,040,000	1,221,678

Nevada 4.2%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,745,534
Nevada State, Capital Improvement and Cultural Affairs, Refunding, GO, Series B, 5.00%, 11/01/24	500,000	639,330

		2,384,864

New Jersey 2.1%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB,, Series A, 5.50%, 12/15/22	1,020,000	1,195,624

New York 4.2%
New York City, Fiscal 2008, Prerefunded, GO, AGM Insured, Series Sub Series C-1, 5.00%, 10/01/24	135,000	141,870
New York City, GO, Series E, 5.00%, 08/01/20	500,000	581,330
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,200,581
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	461,240

		2,385,021

Oregon 1.8%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	310,000	377,351
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 06/01/24	515,000	659,509

		1,036,860

Pennsylvania 2.3%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	597,410
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/01/28	600,000	746,502

		1,343,912

South Carolina 1.1%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	620,715

Texas 12.8%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	585,000	712,588
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	800,000	910,920
Lower Colorado River Authority, RB 5.00%, 05/15/21	1,100,000	1,226,247
5.00%, 05/15/22	800,000	891,344
North East Independent School District, Texas School Building, GO, PSF-GTD, Series A, 5.00%, 08/01/17	650,000	679,595
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	1,000,000	1,268,060
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	606,450
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	500,000	517,890
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	500,000	536,785

		7,349,879

Virginia 2.5%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	536,895
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	913,709

		1,450,604

Washington 11.8%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,150,810
King County, Issaquah School District No. 409, GO, 5.00%, 12/01/26	1,000,000	1,286,480
King County, Issaquah School District No. 411, Refunding, GO, 5.00%, 12/01/23	500,000	630,210
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/01/24	500,000	640,245

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Washington (continued)
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	$250,000	$316,130
Snohomish County, Edmonds School District No. 15, Refunding, GO, 5.00%, 12/01/22	400,000	490,836
Sumner School District No. 320 Pierce County, Improvement and Refunding, GO, 4.00%, 12/01/26	300,000	359,160
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/01/25	375,000	486,851
Yakima County, East Valley School District No. 90, GO, 5.00%, 12/01/28	1,100,000	1,382,117

		6,742,839

Total Municipal Bonds (cost $53,401,501)		55,908,514

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.22%(a)	758,586	758,586

Total Mutual Fund (cost $758,586)		758,586

Total Investments (cost $54,160,087)(b)(c) — 99.1%		56,667,100
Other assets in excess of liabilities — 0.9%		528,786

NET ASSETS — 100.0%		$57,195,886

(a)	Represents 7-day effective yield as of July 31, 2016.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $54,160,087, tax unrealized appreciation and depreciation were $2,507,013 and $0, respectively.
(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2016, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 8.93% and 6.90%, respectively.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Priority Solidarity Fund Guaranteed
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$55,908,514	$—	$55,908,514
Mutual Fund	758,586	—	—	758,586

Total	$758,586	$55,908,514	$—	$56,667,100

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 9.7%

	Principal Amount	Market Value
Automobiles 5.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(a)	$5,200,000	$5,240,319
CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 06/17/19	4,218,192	4,222,223
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(a)	2,738,127	2,729,956
Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.90%, 10/15/18	3,344,435	3,344,443
Honda Auto Receivables Owner Trust Series 2013-4, Class A3, 0.69%, 09/18/17	479,046	478,816
Series 2014-1, Class A3, 0.67%, 11/21/17	767,570	767,060
Series 2014-3, Class A3, 0.88%, 06/15/18	3,104,252	3,103,525

		19,886,342

Credit Card 3.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,715,567
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,013,756

		12,729,323

Other 0.9%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	552,841	551,920
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(a)	625,000	610,735
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	684,176	700,375
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	423,210	422,785
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	144,720	144,765
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	166,081	166,864
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	374,311	384,490
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A1, 0.96%, 07/01/18	422,139	421,743

		3,403,677

Student Loan 0.2%
SLM Student Loan Trust, Series 2011-2, Class A1, 1.09%, 11/25/27(b)	703,207	697,144

Total Asset-Backed Securities (cost $36,760,822)		36,716,486

Collateralized Mortgage Obligations 1.6%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(a)	242,561	241,355
Federal Home Loan Mortgage Corp. REMICS Series 3728, Class EA, 3.50%, 09/15/20	149	149
Series 3755, Class AL, 1.50%, 11/15/20	95,302	95,674
Series 3645, Class EH, 3.00%, 12/15/20	39,277	40,113
Series 3852, Class EA, 4.50%, 12/15/21	73,971	77,070
Series 4060, Class EA, 1.75%, 06/15/22	452,407	455,530
Series 3501, Class AC, 4.00%, 08/15/23	20,537	20,739
Series 3585, Class LA, 3.50%, 10/15/24	110,349	114,569
Series 3609, Class LE, 3.00%, 12/15/24	63,409	64,694
Series 3718, Class BC, 2.00%, 02/15/25	142,957	144,568
Series 3721, Class PE, 3.50%, 09/15/40	216,933	230,076
Federal National Mortgage Association REMICS Series 2003-3, Class BC, 5.00%, 02/25/18	35,050	35,689
Series 2011-69, Class AC, 2.00%, 05/25/18	42,674	42,822
Series 2010-95, Class BK, 1.50%, 02/25/20	114,412	115,318
Series 2012-99, Class TC, 1.50%, 09/25/22	584,984	586,410
Series 2611, Class HD, 5.00%, 05/15/23	213,843	230,395
Series 2012-93, Class DP, 1.50%, 09/25/27	532,033	531,869
Series 2012-100, Class WA, 1.50%, 09/25/27	549,852	544,598
Series 2010-66, Class QA, 4.50%, 08/25/39	60,299	62,742
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	115,065	117,960
Series 2009-66, Class LG, 2.25%, 05/16/39	104,644	105,630
Series 2009-104, Class KE, 2.50%, 08/16/39	113,459	115,196
Series 2010-4, Class JC, 3.00%, 08/16/39	120,902	124,431
Series 2009-88, Class QE, 3.00%, 09/16/39	366,426	380,537
Series 2011-39, Class NE, 3.50%, 09/16/39	251,749	264,134
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	75,224	75,087
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(b)	215,141	221,848
Series 2012-2, Class A2, 3.50%, 04/25/42(b)	59,701	59,633
Series 2013-1, Class 1A1, 1.45%, 02/25/43(b)	646,946	628,343

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	$23,007	$21,487
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.79%, 12/25/33(b)	112,244	112,386

Total Collateralized Mortgage Obligations (cost $5,892,761)		5,861,052

Commercial Mortgage Backed Securities 3.0%

	Principal Amount	Market Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	264,962	265,836
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	163,855	163,651
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	7,863	7,859
Commercial Mortgage Trust Series 2012-CR2, Class A2, 2.03%, 08/15/45	252,609	253,702
Series 2013-CR8, Class A1, 1.02%, 06/10/46	2,932,372	2,925,476
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	155,911	156,792
Federal National Mortgage Association-ACES Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	81,351	81,688
Series 2012-M8, Class A1, 1.54%, 05/25/22	46,248	46,524
Series 2012-M9, Class AB1, 1.37%, 04/25/22	279,961	280,637
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 04/16/32	287,545	287,504
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class A1, 1.25%, 01/15/47	1,224,609	1,224,845
Series 2014-C19, Class A1, 1.27%, 04/15/47	734,073	734,158
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	2,784,874	2,788,724
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	1,904	1,903
Series 2012-C3, Class A1, 0.73%, 08/10/49	365,349	364,602
Series 2013-C5, Class A1, 0.78%, 03/10/46	173,859	173,319
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	291,803	291,291
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class A1, 0.67%, 11/15/45	246,093	245,522
Series 2014-C20, Class A1, 1.28%, 05/15/47	1,088,115	1,088,742

Total Commercial Mortgage Backed Securities (cost $11,399,318)		11,382,775

Corporate Bonds 59.5%

	Principal Amount	Market Value
Aerospace & Defense 1.3%
Harris Corp., 2.00%, 04/27/18	1,700,000	1,711,130
L-3 Communications Corp., 3.95%, 11/15/16	1,149,000	1,158,253
1.50%, 05/28/17	2,038,000	2,041,532

		4,910,915

Airlines 0.9%
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	935,419	1,000,898
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	1,513,907	1,619,880
Series 2012-1, Class A, 4.75%, 05/07/20	732,215	784,386

		3,405,164

Auto Components 1.1%
Johnson Controls, Inc., 1.40%, 11/02/17	4,100,000	4,105,519

Automobiles 4.0%
Ford Motor Credit Co. LLC, 1.68%, 09/08/17	7,400,000	7,413,638
General Motors Co., 3.50%, 10/02/18	4,935,000	5,095,600
PACCAR Financial Corp., 1.65%, 02/25/19	2,500,000	2,532,977

		15,042,215

Banks 16.2%
Bank of America Corp., Series L, 5.65%, 05/01/18	6,500,000	6,948,168
Bank of America NA, 1.65%, 03/26/18	2,000,000	2,012,412
Bank of Montreal, 2.38%, 01/25/19	1,000,000	1,025,143
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,510,242
Bank of Nova Scotia, 1.30%, 07/21/17	4,250,000	4,258,368
BB&T Corp., 2.15%, 03/22/17	4,000,000	4,025,292
Capital One NA, 1.50%, 09/05/17	6,000,000	6,009,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Citigroup, Inc., 1.75%, 05/01/18	$5,500,000	$5,520,779
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	5,023,655
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,000,000	4,209,472
KeyCorp, 2.30%, 12/13/18	3,500,000	3,560,414
PNC Bank NA, 2.25%, 07/02/19	5,000,000	5,120,145
Royal Bank of Canada, 1.50%, 07/29/19	4,750,000	4,761,942
US Bank NA, 1.35%, 01/26/18	2,500,000	2,512,335
Wells Fargo & Co., 1.50%, 01/16/18	3,750,000	3,768,986

		61,266,539

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 1.90%, 02/01/19	4,000,000	4,064,488

Capital Markets 0.0%†
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	500,000	35,625

Chemicals 3.2%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,000,000	3,572,460
Ecolab, Inc., 3.00%, 12/08/16	3,825,000	3,852,934
1.55%, 01/12/18	4,725,000	4,752,339

		12,177,733

Consumer Finance 2.4%
Air Lease Corp., 2.63%, 09/04/18	3,000,000	3,033,603
American Express Co., 7.00%, 03/19/18	4,500,000	4,906,102
Capital One Bank USA NA, 1.30%, 06/05/17	1,250,000	1,249,875

		9,189,580

Diversified Financial Services 0.4%
KE Export Leasing LLC, Series 2013-A, Class A, 0.90%, 02/28/25(b)	1,486,610	1,480,113

Diversified Telecommunication Services 2.0%
AT&T, Inc., 1.40%, 12/01/17	5,000,000	5,005,755
Verizon Communications, Inc., 1.35%, 06/09/17	2,500,000	2,506,575

		7,512,330

Food & Staples Retailing 1.8%
CVS Health Corp., 1.90%, 07/20/18	4,100,000	4,159,741
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,800,000	1,813,930
1.75%, 05/30/18	1,000,000	1,008,559

		6,982,230

Food Products 2.6%
Kraft Heinz Foods Co., 2.00%, 07/02/18(a)	2,325,000	2,358,071
Wm Wrigley Jr Co., 1.40%, 10/21/16(a)	3,750,000	3,754,612
2.00%, 10/20/17(a)	3,500,000	3,529,246

		9,641,929

Gas Utilities 4.9%
El Paso Natural Gas Co. LLC, 5.95%, 04/15/17	3,700,000	3,812,051
Enbridge Energy Partners LP, 4.38%, 10/15/20	2,000,000	2,085,502
Enterprise Products Operating LLC, 1.65%, 05/07/18	2,250,000	2,264,774
2.55%, 10/15/19	2,000,000	2,058,576
Kinder Morgan, Inc., 7.25%, 06/01/18	1,250,000	1,352,717
Magellan Midstream Partners LP, 6.55%, 07/15/19	2,200,000	2,471,682
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	2,500,000	2,641,423
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	1,650,000	1,687,338

		18,374,063

Health Care Providers & Services 3.1%
Becton, Dickinson and Co., 1.80%, 12/15/17	6,750,000	6,796,831
McKesson Corp., 1.29%, 03/10/17	5,000,000	5,008,455

		11,805,286

Household Durables 0.5%
Whirlpool Corp., 1.35%, 03/01/17	2,050,000	2,052,382

Information Technology Services 1.0%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(a)	3,750,000	3,838,170

Insurance 0.9%
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	3,325,000	3,379,211

Machinery 0.9%
Caterpillar Financial Services Corp., 1.50%, 02/23/18	3,500,000	3,527,969

Media 0.9%
Time Warner Cable, Inc., 8.25%, 04/01/19	3,000,000	3,482,865

Metals & Mining 0.8%
BHP Billiton Finance USA Ltd., 1.88%, 11/21/16	3,000,000	3,007,140

Multiline Retail 1.4%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	3,500,000	3,557,288
7.45%, 07/15/17	1,750,000	1,850,888

		5,408,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 4.4%
BP Capital Markets PLC, 2.24%, 09/26/18	$2,250,000	$2,296,159
Canadian Oil Sands Ltd., 7.75%, 05/15/19(a)	2,500,000	2,804,150
Chevron Corp., 1.56%, 05/16/19	4,250,000	4,290,685
Cimarex Energy Co., 5.88%, 05/01/22	3,350,000	3,504,133
Concho Resources, Inc., 6.50%, 01/15/22	1,500,000	1,526,250
Exxon Mobil Corp., 1.71%, 03/01/19	2,000,000	2,031,636

		16,453,013

Pharmaceuticals 3.2%
AbbVie, Inc., 1.80%, 05/14/18	4,125,000	4,158,334
Actavis Funding SCS, 1.30%, 06/15/17	2,810,000	2,805,186
2.35%, 03/12/18	1,500,000	1,521,761
Mylan NV, 2.50%, 06/07/19(a)	1,250,000	1,272,801
Pfizer, Inc., 1.45%, 06/03/19	2,250,000	2,272,723

		12,030,805

Road & Rail 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	746,692	788,253
United Rentals North America, Inc., 4.63%, 07/15/23	1,000,000	1,020,000

		1,808,253

Total Corporate Bonds (cost $223,437,512)		224,981,713

U.S. Government Mortgage Backed Agencies 14.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E85741 6.00%, 10/01/16	1,337	1,341
Pool# E01136 5.50%, 03/01/17	2,298	2,320
Pool# E89121 6.00%, 04/01/17	13,885	14,019
Pool# E92833 5.50%, 12/01/17	442	451
Pool# E01311 5.50%, 02/01/18	8,697	8,923
Pool# E01488 5.00%, 10/01/18	33,699	34,626
Pool# E01497 5.50%, 11/01/18	1,477	1,531
Pool# G11712 4.50%, 07/01/20	169,780	178,555
Pool# G18065 5.00%, 07/01/20	19,956	20,982
Pool# G11723 5.50%, 07/01/20	45,172	47,823
Pool# G14780 2.50%, 07/01/23	2,800,573	2,906,273
Pool# G14899 3.00%, 11/01/23	576,377	605,533
Pool# G13746 4.50%, 01/01/25	315,530	339,610
Pool# J11719 4.00%, 02/01/25	102,492	108,847
Pool# G13888 5.00%, 06/01/25	98,881	106,462
Pool# J12604 4.00%, 07/01/25	285,940	303,899
Pool# J12635 4.00%, 07/01/25	294,622	313,210
Pool# G13908 4.00%, 10/01/25	72,074	76,827
Pool# J13543 3.50%, 11/01/25	147,741	156,768
Pool# J13795 3.50%, 12/01/25	291,861	309,633
Pool# J14965 3.50%, 04/01/26	104,952	111,324
Pool# E03083 3.50%, 03/01/27	470,215	502,278
Pool# J19197 3.00%, 05/01/27	697,052	732,941
Pool# G18437 3.00%, 06/01/27	774,869	814,801
Pool# J20463 2.50%, 09/01/27	2,348,438	2,442,740
Pool# J23436 2.50%, 04/01/28	1,610,763	1,676,464
Pool# C00748 6.00%, 04/01/29	20,426	23,610
Pool# C01418 5.50%, 10/01/32	126,072	142,541
Pool# G01740 5.50%, 12/01/34	69,772	78,933
Pool# G04342 6.00%, 04/01/38	88,260	102,375
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.57%, 01/01/34(b)	138,969	147,609
Pool# 848191 2.62%, 12/01/34(b)	662,102	698,628
Pool# 1B2139 3.03%, 03/01/35(b)	89,279	94,913
Pool# 1B2446 2.66%, 11/01/35(b)	688,664	730,309
Pool# 848621 2.82%, 09/01/36(b)	560,177	594,254
Pool# 848251 2.73%, 10/01/36(b)	717,177	752,128
Pool# 848134 2.71%, 06/01/39(b)	106,036	112,850
Federal National Mortgage Association Pool
Pool# 254003 6.00%, 10/01/16	414	415
Pool# 545299 6.50%, 11/01/16	152	153
Pool# 254088 5.50%, 12/01/16	559	561
Pool# 254140 5.50%, 01/01/17	4,946	4,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 254142 6.50%, 01/01/17	$618	$622
Pool# 545449 6.50%, 02/01/17	133	133
Pool# 254261 6.50%, 04/01/17	1,828	1,848
Pool# 254373 6.50%, 07/01/17	2,025	2,056
Pool# 254442 5.50%, 09/01/17	22,612	23,023
Pool# 545899 5.50%, 09/01/17	1,657	1,680
Pool# 254473 5.50%, 10/01/17	3,700	3,771
Pool# 555013 5.50%, 11/01/17	5,481	5,584
Pool# 668358 5.50%, 12/01/17	3,647	3,717
Pool# 685185 5.50%, 02/01/18	612	629
Pool# 555384 5.50%, 04/01/18	1,465	1,504
Pool# 725135 6.00%, 05/01/18	5,339	5,407
Pool# 555918 5.50%, 10/01/18	1,225	1,250
Pool# 735930 5.50%, 12/01/18	32,650	33,262
Pool# MA0517 4.00%, 09/01/20	302,944	314,416
Pool# AB4251 2.50%, 01/01/22	153,058	158,638
Pool# MA0979 3.00%, 02/01/22	302,779	317,960
Pool# AQ6703 2.50%, 11/01/22	2,193,365	2,273,329
Pool# 981257 5.00%, 05/01/23	251,913	270,223
Pool# MA1519 3.00%, 07/01/23	2,557,465	2,686,469
Pool# MA1577 2.50%, 09/01/23	2,079,460	2,156,075
Pool# AL5434 2.50%, 03/01/24	3,052,645	3,163,937
Pool# MA1892 3.00%, 05/01/24	6,202,768	6,517,031
Pool# 931892 4.50%, 09/01/24	958,007	1,029,384
Pool# AL0802 4.50%, 04/01/25	242,881	259,484
Pool# AE3066 3.50%, 09/01/25	673,620	713,848
Pool# AE5487 3.50%, 10/01/25	120,149	127,303
Pool# 255894 5.00%, 10/01/25	106,048	117,235
Pool# AH0969 3.50%, 12/01/25	379,577	402,284
Pool# AB2130 3.50%, 01/01/26	112,372	119,103
Pool# AB2518 4.00%, 03/01/26	162,207	172,991
Pool# AH9377 3.50%, 04/01/26	241,741	256,210
Pool# AI2067 3.50%, 05/01/26	1,230,231	1,303,703
Pool# AB3298 3.50%, 07/01/26	225,623	239,068
Pool# AB4998 3.00%, 04/01/27	1,163,049	1,222,458
Pool# 53839 2.03%, 08/01/27(b)	7,403	7,752
Pool# AP4568 2.50%, 09/01/27	573,838	595,977
Pool# MA1174 3.00%, 09/01/27	174,075	182,899
Pool# AB6782 2.50%, 11/01/27	6,702,968	6,954,930
Pool# AL3305 2.50%, 03/01/28	2,098,177	2,179,301
Pool# 190307 8.00%, 06/01/30	1,573	2,023
Pool# 253516 8.00%, 11/01/30	1,094	1,313
Pool# MA1138 3.50%, 08/01/32	2,517,042	2,687,029
Pool# 737253 2.43%, 09/01/33(b)	41,978	43,701
Pool# 725726 2.82%, 06/01/34(b)	482,121	506,255
Pool# 725773 5.50%, 09/01/34	152,575	172,969
Pool# 815323 2.34%, 01/01/35(b)	208,098	216,319
Pool# 811773 5.50%, 01/01/35	131,430	148,869
Pool# AL1009 2.50%, 09/01/35(b)	687,071	723,029
Pool# 829431 2.50%, 01/01/36(b)	447,003	468,913
Government National Mortgage Association I Pool
Pool# 723371, 4.50%, 11/15/24	247,749	266,970
Government National Mortgage Association II Pool
Pool# G2 5080, 4.00%, 06/20/26	218,388	231,466

Total U.S. Government Mortgage Backed Agencies (cost $53,835,679)		54,597,784

U.S. Treasury Notes 9.3%

	Principal Amount	Market Value
U.S. Treasury Notes 1.00%, 05/31/18	10,000,000	10,058,980
1.13%, 06/15/18	15,000,000	15,127,155
1.25%, 12/15/18	10,000,000	10,127,730

Total U.S. Treasury Notes (cost $35,097,391)		35,313,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Yankee Dollar 0.3%

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.3%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	$1,150,000	$1,160,116

Total Yankee Dollar (cost $1,158,556)		1,160,116

Total Investments (cost $367,582,039)(c) — 97.9%		370,013,791
Other assets in excess of liabilities — 2.1%		8,050,541

NET ASSETS — 100.0%		$378,064,332

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $26,536,207 which represents 7.02% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(c)	At July 31, 2016, the tax basis cost of the Fund’s investments was $367,582,039, tax unrealized appreciation and depreciation were $3,151,749 and $(719,997), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 2.3%
AAR Corp.	17,574	$424,588
Curtiss-Wright Corp.	31,155	2,772,483

		3,197,071

Air Freight & Logistics 1.2%
Air Transport Services Group, Inc.*	48,676	704,828
Atlas Air Worldwide Holdings, Inc.*	23,539	1,017,591

		1,722,419

Airlines 1.5%
SkyWest, Inc.	72,795	2,094,312

Auto Components 0.3%
Modine Manufacturing Co.*	43,699	419,510

Banks 6.1%
Banner Corp.	10,252	427,919
Central Pacific Financial Corp.	36,958	906,580
Columbia Banking System, Inc.	35,523	1,077,057
FNB Corp.	43,601	521,032
International Bancshares Corp.	14,929	409,353
Sterling Bancorp	69,073	1,166,643
Umpqua Holdings Corp.	75,224	1,145,662
United Community Banks, Inc.	47,456	913,053
Webster Financial Corp.	26,297	945,640
Western Alliance Bancorp*	29,135	991,464

		8,504,403

Biotechnology 4.3%
Axovant Sciences Ltd.*	33,452	495,090
ChemoCentryx, Inc.*(a)	80,220	377,034
Concert Pharmaceuticals, Inc.*	26,268	301,819
FibroGen, Inc.*	35,546	679,995
Five Prime Therapeutics, Inc.*	15,342	777,686
Kite Pharma, Inc.*(a)	6,957	393,975
Natera, Inc.*(a)	41,693	546,178
OncoMed Pharmaceuticals, Inc.*(a)	21,778	264,167
Ophthotech Corp.*	10,533	676,640
TG Therapeutics, Inc.*(a)	81,877	483,893
Trevena, Inc.*	40,032	251,001
Vitae Pharmaceuticals, Inc.*	29,292	311,960
Xencor, Inc.*	22,197	420,411

		5,979,849

Building Products 2.2%
American Woodmark Corp.*	5,733	425,560
Apogee Enterprises, Inc.	8,448	394,944
Continental Building Products, Inc.*	43,173	1,012,407
Gibraltar Industries, Inc.*	34,528	1,218,148

		3,051,059

Capital Markets 1.7%
Cohen & Steers, Inc.	12,928	557,197
Investment Technology Group, Inc.	39,097	652,920
OM Asset Management PLC	30,089	421,246
Virtu Financial, Inc., Class A	43,105	741,406

		2,372,769

Chemicals 2.7%
Ferro Corp.*	26,701	346,045
GCP Applied Technologies, Inc.*	26,804	737,914
H.B. Fuller Co.	7,273	338,631
Innophos Holdings, Inc.	17,722	763,109
Koppers Holdings, Inc.*	19,935	630,345
Kraton Performance Polymers, Inc.*	31,574	944,378

		3,760,422

Commercial Services & Supplies 0.2%
Ennis, Inc.	16,940	293,401

Communications Equipment 0.1%
Comtech Telecommunications Corp.	11,467	149,874

Construction & Engineering 0.7%
Argan, Inc.	10,975	506,277
EMCOR Group, Inc.	8,163	454,679

		960,956

Consumer Finance 0.4%
Nelnet, Inc., Class A	14,107	570,064

Distributors 0.3%
Core-Mark Holding Co., Inc.	9,179	449,404

Diversified Consumer Services 0.5%
Strayer Education, Inc.*	14,869	679,811

Diversified Telecommunication Services 0.7%
Cincinnati Bell, Inc.*	112,596	562,980
Inteliquent, Inc.	22,801	468,561

		1,031,541

Electric Utilities 2.6%
El Paso Electric Co.	13,124	625,752
Portland General Electric Co.	69,992	3,056,551

		3,682,303

Electronic Equipment, Instruments & Components 3.5%
Coherent, Inc.*	21,336	2,262,683
II-VI, Inc.*	19,315	388,232
Methode Electronics, Inc.	35,198	1,232,986
Rogers Corp.*	6,673	456,700
Sanmina Corp.*	20,677	523,955

		4,864,556

Energy Equipment & Services 2.2%
Archrock, Inc.	59,543	530,528
Exterran Corp.*	29,775	378,738
Matrix Service Co.*	34,047	564,159
TETRA Technologies, Inc.*	228,917	1,375,791
Tidewater, Inc.(a)	64,155	273,942

		3,123,158

Food & Staples Retailing 2.5%
Casey’s General Stores, Inc.	13,242	1,768,337
Smart & Final Stores, Inc.*	36,225	499,543
SpartanNash Co.	24,709	778,333
SUPERVALU, Inc.*	108,062	527,342

		3,573,555

Food Products 1.9%
Darling Ingredients, Inc.*	96,604	1,524,411
Fresh Del Monte Produce, Inc.	13,720	779,982
John B. Sanfilippo & Son, Inc.	8,133	379,567

		2,683,960

Health Care Equipment & Supplies 4.5%
ABIOMED, Inc.*	6,579	776,125
DexCom, Inc.*	5,886	542,866
ICU Medical, Inc.*	5,207	607,969
LivaNova PLC*(a)	23,342	1,214,951
Novocure Ltd.*(a)	41,939	315,381
West Pharmaceutical Services, Inc.	34,598	2,777,528

		6,234,820

Health Care Providers & Services 1.6%
Chemed Corp.	3,702	544,712
Healthways, Inc.*	42,337	712,955
LHC Group, Inc.*	10,066	455,587

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Teladoc, Inc.*(a)	31,834	$555,185

		2,268,439

Health Care Technology 1.7%
HealthStream, Inc.*	12,352	299,289
HMS Holdings Corp.*	39,599	787,228
Omnicell, Inc.*	11,890	459,905
Press Ganey Holdings, Inc.*	19,728	787,542

		2,333,964

Hotels, Restaurants & Leisure 5.0%
Bloomin’ Brands, Inc.	48,474	871,563
Bojangles’, Inc.*	27,881	484,572
Boyd Gaming Corp.*	65,640	1,287,200
Isle of Capri Casinos, Inc.*	31,638	592,580
La Quinta Holdings, Inc.*	34,136	422,262
Ruth’s Hospitality Group, Inc.	24,365	389,109
Vail Resorts, Inc.	20,313	2,906,181

		6,953,467

Household Durables 0.8%
Helen of Troy Ltd.*	3,707	369,254
Taylor Morrison Home Corp., Class A*	45,406	737,848

		1,107,102

Information Technology Services 3.1%
CACI International, Inc., Class A*	25,289	2,410,800
Euronet Worldwide, Inc.*	9,790	746,585
Hackett Group, Inc. (The)	22,202	297,285
ManTech International Corp., Class A	24,060	950,611

		4,405,281

Insurance 1.9%
Argo Group International Holdings Ltd.	22,453	1,165,086
Employers Holdings, Inc.	13,960	398,139
Navigators Group, Inc. (The)	5,168	484,087
Stewart Information Services Corp.	14,157	606,061

		2,653,373

Internet & Catalog Retail 0.7%
Nutrisystem, Inc.	35,601	1,053,078

Internet Software & Services 1.9%
EarthLink Holdings Corp.	136,513	925,558
MINDBODY, Inc., Class A*	35,886	630,517
Quotient Technology, Inc.*	33,540	424,617
Stamps.com, Inc.*(a)	8,153	618,038

		2,598,730

Leisure Products 2.1%
Brunswick Corp.	7,917	392,841
Callaway Golf Co.	136,144	1,456,741
Sturm Ruger & Co., Inc.(a)	16,040	1,090,720

		2,940,302

Life Sciences Tools & Services 1.7%
Cambrex Corp.*	34,942	1,831,310
INC Research Holdings, Inc., Class A*	12,200	543,022

		2,374,332

Machinery 5.7%
Albany International Corp., Class A	16,881	714,573
Barnes Group, Inc.	34,784	1,319,357
ESCO Technologies, Inc.	8,689	367,979
Federal Signal Corp.	28,412	373,618
John Bean Technologies Corp.	14,781	989,144
Kadant, Inc.	7,140	392,272
Lydall, Inc.*	12,928	577,623
Mueller Industries, Inc.	26,794	912,068
Mueller Water Products, Inc., Class A	39,771	471,684
SPX Corp.*	20,166	305,313
Standex International Corp.	13,454	1,194,715
Tennant Co.	5,325	341,226

		7,959,572

Media 0.5%
Entravision Communications Corp., Class A	54,390	394,871
Gray Television, Inc.*	27,654	273,775

		668,646

Metals & Mining 3.9%
Century Aluminum Co.*	105,313	799,326
Coeur Mining, Inc.*	65,474	1,003,062
Kaiser Aluminum Corp.	28,318	2,346,146
Schnitzer Steel Industries, Inc., Class A	42,269	823,823
SunCoke Energy, Inc.	57,075	435,482

		5,407,839

Oil, Gas & Consumable Fuels 1.2%
Enbridge Energy Management LLC	52,290	1,208,422
Frontline Ltd.	64,057	508,612

		1,717,034

Paper & Forest Products 0.5%
Neenah Paper, Inc.	9,456	713,266

Pharmaceuticals 2.3%
Aerie Pharmaceuticals, Inc.*(a)	19,699	341,778
Dermira, Inc.*	13,847	464,705
Omeros Corp.*(a)	41,649	489,792
Prestige Brands Holdings, Inc.*	7,494	400,929
Supernus Pharmaceuticals, Inc.*	70,233	1,560,577

		3,257,781

Professional Services 1.6%
ICF International, Inc.*	9,869	408,379
Korn/Ferry International	59,179	1,361,709
TrueBlue, Inc.*	20,072	448,208

		2,218,296

Real Estate Investment Trusts (REITs) 8.7%
Agree Realty Corp.	12,607	639,427
American Assets Trust, Inc.	11,024	505,781
Capstead Mortgage Corp.	79,365	789,682
DCT Industrial Trust, Inc.	8,600	431,892
DiamondRock Hospitality Co.	95,060	933,489
First Industrial Realty Trust, Inc.	106,502	3,138,614
GEO Group, Inc. (The)	52,541	1,818,444
Healthcare Realty Trust, Inc.	13,350	482,736
InfraREIT, Inc.	32,193	568,528
Lexington Realty Trust	35,975	391,048
Redwood Trust, Inc.	20,519	292,806
Ryman Hospitality Properties, Inc.	14,069	791,241
Sunstone Hotel Investors, Inc.	27,624	367,399
Xenia Hotels & Resorts, Inc.	55,614	998,828

		12,149,915

Real Estate Management & Development 0.3%
RE/MAX Holdings, Inc., Class A	10,488	454,340

Road & Rail 0.3%
YRC Worldwide, Inc.*	38,418	456,022

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	40,376	1,644,111
Intersil Corp., Class A	54,393	831,125
NeoPhotonics Corp.*	45,843	575,329
Semtech Corp.*	21,238	539,870
Tessera Technologies, Inc.	34,470	1,107,866

		4,698,301

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software 2.2%
ACI Worldwide, Inc.*	22,875	$453,154
Monotype Imaging Holdings, Inc.	18,051	357,229
Pegasystems, Inc.	22,904	639,022
RealPage, Inc.*	22,467	565,045
Rovi Corp.*	54,783	1,030,468

		3,044,918

Specialty Retail 2.3%
Barnes & Noble, Inc.	42,500	555,900
Build-A-Bear Workshop, Inc.*	33,039	450,322
Caleres, Inc.	16,886	444,439
Citi Trends, Inc.	16,699	278,539
Shoe Carnival, Inc.	23,775	625,520
Sonic Automotive, Inc., Class A	44,137	802,411

		3,157,131

Textiles, Apparel & Luxury Goods 0.8%
Oxford Industries, Inc.	12,740	728,473
Perry Ellis International, Inc.*	18,076	387,188

		1,115,661

Thrifts & Mortgage Finance 2.6%
Dime Community Bancshares, Inc.	23,337	403,730
Essent Group Ltd.*	63,079	1,511,373
Meta Financial Group, Inc.	8,935	488,655
Radian Group, Inc.	51,228	660,841
WSFS Financial Corp.	16,417	577,715

		3,642,314

Total Common Stocks (cost $124,965,410)		138,748,321

Mutual Fund 0.1%

Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44% (b)(c)	97,656	97,656

Total Mutual Fund (cost $97,656)		97,656

Repurchase Agreement 3.3%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $4,573,993, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $4,665,359.(c)	$4,573,879	4,573,879

Total Repurchase Agreement (cost $4,573,879)		4,573,879

Total Investments (cost $129,636,945) (d) — 102.6%		143,419,856
Liabilities in excess of other assets — (2.6%)		(3,681,462)

NET ASSETS — 100.0%		$139,738,394

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $4,456,380.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $4,671,535.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $129,764,124, tax unrealized appreciation and depreciation were $21,755,295 and $(8,099,563), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
8	Russell 2000 Mini Future	09/16/16	$973,600	$68,007

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$138,748,321	$—	$—	$138,748,321
Futures Contracts	68,007	—	—	68,007
Mutual Fund	97,656	—	—	97,656
Repurchase Agreement	—	4,573,879	—	4,573,879

Total	$138,913,984	$4,573,879	$—	$143,487,863

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Future Contracts
Equity risk	Unrealized appreciation from futures contracts	$68,007

Total		$68,007

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 46.4%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/25(a)	$11,300,000	$17,229,253
1.75%, 01/15/28(a)	4,800,000	6,481,604
3.63%, 04/15/28(a)	5,350,000	11,055,515
2.50%, 01/15/29(a)	4,750,000	6,785,026
3.88%, 04/15/29(a)	3,300,000	6,992,246
2.13%, 02/15/41(a)	12,050,000	17,921,686
0.75%, 02/15/42(a)	1,500,000	1,655,467

Total U.S. Treasury Bonds (cost $67,420,266)		68,120,797

U.S. Treasury Notes 52.9%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/17(a)	9,625,000	10,182,480
0.13%, 04/15/18(a)	11,500,000	12,052,492
1.38%, 01/15/20(a)	8,400,000	9,909,307
0.63%, 07/15/21(a)	13,800,000	15,426,504
0.13%, 01/15/22(a)	12,500,000	13,491,644
0.13%, 07/15/22(a)	15,500,000	16,523,827

Total U.S. Treasury Notes (cost $77,581,688)		77,586,254

Total Investments (cost $145,001,954) (b) — 99.3%		145,707,051
Other assets in excess of liabilities — 0.7%		1,096,938

NET ASSETS — 100.0%		$146,803,989

(a)	Principal amounts are not adjusted for inflation.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $145,001,954, tax unrealized appreciation and depreciation were $2,448,906 and $(1,743,809), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.6%

	Shares	Market Value
AUSTRALIA 7.5%
Airlines 0.0%†
Qantas Airways Ltd.*	76,290	$183,167

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	420,254	8,268,273
Bank of Queensland Ltd.	58,192	468,152
Bendigo & Adelaide Bank Ltd.	72,546	560,562
Commonwealth Bank of Australia	247,231	14,553,649
National Australia Bank Ltd.	383,651	7,755,941
Westpac Banking Corp.	484,419	11,462,490

		43,069,067

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,490	549,079
Treasury Wine Estates Ltd.	104,108	764,712

		1,313,791

Biotechnology 0.3%
CSL Ltd.	66,650	5,976,820

Capital Markets 0.2%
Macquarie Group Ltd.	44,580	2,523,991
Platinum Asset Management Ltd.	32,780	151,038

		2,675,029

Chemicals 0.1%
Incitec Pivot Ltd.	243,195	532,472
Orica Ltd.	50,373	543,871

		1,076,343

Commercial Services & Supplies 0.1%
Brambles Ltd.	226,374	2,315,741

Construction & Engineering 0.0%†
CIMIC Group Ltd.	14,708	327,122

Construction Materials 0.0%†
Boral Ltd.	104,859	548,368

Containers & Packaging 0.1%
Amcor Ltd.	170,543	1,948,994

Diversified Financial Services 0.2%
AMP Ltd.	432,087	1,911,699
ASX Ltd.	28,710	1,085,823
Challenger Ltd.	83,357	602,746

		3,600,268

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	623,239	2,733,589
TPG Telecom Ltd.	47,237	461,763
Vocus Communications Ltd.	70,104	476,724

		3,672,076

Electric Utilities 0.0%†
AusNet Services	238,266	320,606

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	164,206	5,370,547
Woolworths Ltd.	184,678	3,291,171

		8,661,718

Gas Utilities 0.1%
APA Group	166,284	1,229,715

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	7,953	803,501

Health Care Providers & Services 0.2%
Healthscope Ltd.	241,984	545,004
Ramsay Health Care Ltd.	19,891	1,191,584
Sonic Healthcare Ltd.	58,012	1,013,426

		2,750,014

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	82,359	999,585
Crown Resorts Ltd.	56,609	564,147
Domino’s Pizza Enterprises Ltd.	8,844	506,682
Flight Centre Travel Group Ltd.(a)	7,812	191,447
Tabcorp Holdings Ltd.	108,283	402,908
Tatts Group Ltd.	217,898	683,867

		3,348,636

Information Technology Services 0.0%†
Computershare Ltd.	67,488	455,677

Insurance 0.3%
Insurance Australia Group Ltd.	341,544	1,570,937
Medibank Pvt Ltd.	396,694	925,978
QBE Insurance Group Ltd.	195,063	1,628,106
Suncorp Group Ltd.	188,326	1,922,570

		6,047,591

Media 0.0%†
REA Group Ltd.	7,038	349,511

Metals & Mining 0.8%
Alumina Ltd.	335,730	339,451
BHP Billiton Ltd.	462,945	6,861,859
BHP Billiton PLC	302,822	3,818,140
Fortescue Metals Group Ltd.	233,491	796,352
Newcrest Mining Ltd.*	109,516	2,132,995
South32 Ltd.*	814,178	1,148,059

		15,096,856

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	78,270	287,943

Multi-Utilities 0.1%
AGL Energy Ltd.	98,673	1,544,804
DUET Group	313,559	641,881

		2,186,685

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	39,296	993,759
Oil Search Ltd.	190,229	1,042,420
Origin Energy Ltd.	262,335	1,106,185
Santos Ltd.	246,553	842,836
Woodside Petroleum Ltd.	106,317	2,171,780

		6,156,980

Professional Services 0.0%†
Seek Ltd.	44,905	571,390

Real Estate Investment Trusts (REITs) 0.7%
BGP Holdings PLC*(b)	1,554,139	0
Dexus Property Group	140,667	1,044,689
Goodman Group	257,627	1,477,593
GPT Group (The)	250,874	1,069,981
Mirvac Group	525,399	878,946
Scentre Group	767,464	3,093,242
Stockland	359,960	1,381,415
Vicinity Centres	470,644	1,240,217
Westfield Corp.	284,019	2,308,850

		12,494,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Real Estate Management & Development 0.1%
Lend Lease Group	83,821	$855,521

Road & Rail 0.1%
Asciano Ltd.	84,299	585,305
Aurizon Holdings Ltd.	309,323	1,224,043

		1,809,348

Transportation Infrastructure 0.2%
Sydney Airport	152,641	879,009
Transurban Group	292,850	2,798,069

		3,677,078

		133,810,489

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	40,702	1,078,663
Raiffeisen Bank International AG*	15,700	207,158

		1,285,821

Machinery 0.0%†
Andritz AG	10,494	535,040

Metals & Mining 0.0%†
voestalpine AG	15,441	544,535

Oil, Gas & Consumable Fuels 0.1%
OMV AG	22,528	601,737

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	52,445	0

		2,967,133

BELGIUM 1.3%
Banks 0.1%
KBC Group NV*	37,364	1,942,237

Beverages 0.8%
Anheuser-Busch InBev SA/NV	116,483	15,048,694

Chemicals 0.1%
Solvay SA	10,231	1,062,035
Umicore SA	12,887	745,637

		1,807,672

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,112	1,021,769

Diversified Telecommunication Services 0.0%†
Proximus SADP	20,924	653,160

Food & Staples Retailing 0.0%†
Colruyt SA	10,670	595,192

Insurance 0.1%
Ageas	29,729	999,450

Media 0.0%†
Telenet Group Holding NV*	6,966	330,373

Pharmaceuticals 0.1%
UCB SA	18,459	1,444,304

		23,842,851

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta PLC	53,455	353,807

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	$185,410

DENMARK 2.0%
Banks 0.2%
Danske Bank A/S	101,229	2,752,932

Beverages 0.1%
Carlsberg A/S, Class B	15,717	1,560,905

Biotechnology 0.1%
Genmab A/S*	8,173	1,481,838

Chemicals 0.1%
Chr Hansen Holding A/S	13,963	878,149
Novozymes A/S, Class B	33,435	1,640,967

		2,519,116

Commercial Services & Supplies 0.1%
ISS A/S	24,070	928,414

Diversified Telecommunication Services 0.0%†
TDC A/S	127,143	669,401

Electrical Equipment 0.1%
Vestas Wind Systems A/S	32,290	2,257,421

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	17,471	1,369,114
William Demant Holding A/S*	17,435	356,026

		1,725,140

Insurance 0.0%†
Tryg A/S	17,559	327,322

Marine 0.1%
AP Moeller - Maersk A/S, Class A	598	781,876
AP Moeller - Maersk A/S, Class B	921	1,251,187

		2,033,063

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	268,927	15,292,880

Road & Rail 0.1%
DSV A/S	26,847	1,195,457

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	16,747	2,181,316

		34,925,205

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	18,006	669,371

Communications Equipment 0.3%
Nokia OYJ	831,386	4,796,679

Diversified Telecommunication Services 0.1%
Elisa OYJ	21,939	795,959

Electric Utilities 0.1%
Fortum OYJ	63,982	1,062,872

Insurance 0.2%
Sampo OYJ, Class A	64,095	2,655,048

Machinery 0.2%
Kone OYJ, Class B	49,478	2,506,997
Metso OYJ	15,487	429,748
Wartsila OYJ Abp	20,872	906,072

		3,842,817

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FINLAND (continued)
Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	19,367	$734,968

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	77,766	706,463
UPM-Kymmene OYJ	78,472	1,618,288

		2,324,751

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	549,663

		17,432,128

FRANCE 9.4%
Aerospace & Defense 0.6%
Airbus Group SE	84,742	4,999,190
Safran SA	44,915	3,053,152
Thales SA	15,865	1,444,979
Zodiac Aerospace	29,452	663,181

		10,160,502

Air Freight & Logistics 0.0%†
Bollore SA	118,031	427,352

Auto Components 0.2%
Cie Generale des Etablissements Michelin	26,202	2,678,049
Valeo SA	34,449	1,767,273

		4,445,322

Automobiles 0.2%
Peugeot SA*	72,517	1,095,291
Renault SA	27,560	2,409,684

		3,504,975

Banks 0.7%
BNP Paribas SA	152,641	7,571,651
Credit Agricole SA	152,810	1,353,638
Natixis SA	140,279	578,444
Societe Generale SA	110,404	3,764,082

		13,267,815

Beverages 0.2%
Pernod Ricard SA	30,445	3,478,682
Remy Cointreau SA(a)	3,159	276,298

		3,754,980

Building Products 0.2%
Cie de Saint-Gobain	68,356	2,901,865

Chemicals 0.3%
Air Liquide SA	49,583	5,286,113
Arkema SA	9,915	846,881

		6,132,994

Commercial Services & Supplies 0.1%
Edenred	31,777	720,888
Societe BIC SA	4,012	592,972

		1,313,860

Construction & Engineering 0.4%
Bouygues SA	29,723	880,481
Eiffage SA	8,254	634,611
Vinci SA	72,207	5,488,108

		7,003,200

Construction Materials 0.0%†
Imerys SA	4,678	332,063

Diversified Financial Services 0.0%†
Eurazeo SA	5,765	368,579
Wendel SA	4,324	461,844

		830,423

Diversified Telecommunication Services 0.5%
Iliad SA	3,809	740,268
Orange SA	290,205	4,453,787
SFR Group SA	15,321	362,245
Vivendi SA	166,684	3,272,958

		8,829,258

Electric Utilities 0.0%†
Electricite de France SA	35,295	461,983

Electrical Equipment 0.4%
Legrand SA	37,984	2,095,861
Schneider Electric SE	81,494	5,316,928

		7,412,789

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA	8,300	909,950

Energy Equipment & Services 0.1%
Technip SA	15,750	883,063

Food & Staples Retailing 0.1%
Carrefour SA	79,812	1,999,524
Casino Guichard Perrachon SA	7,797	422,586

		2,422,110

Food Products 0.4%
Danone SA	84,942	6,514,514

Health Care Equipment & Supplies 0.2%
Essilor International SA	29,546	3,784,473

Hotels, Restaurants & Leisure 0.2%
Accor SA	25,444	1,065,192
Sodexo SA	13,742	1,609,612

		2,674,804

Information Technology Services 0.2%
Atos SE	12,949	1,269,334
Capgemini SA	23,779	2,285,721

		3,555,055

Insurance 0.4%
AXA SA	279,611	5,690,739
CNP Assurances	22,507	343,870
SCOR SE	23,506	686,696

		6,721,305

Machinery 0.0%†
Alstom SA*	21,393	526,792

Media 0.2%
Eutelsat Communications SA	26,258	522,188
JCDecaux SA	10,891	372,252
Lagardere SCA	15,603	398,598
Publicis Groupe SA	27,394	2,039,905

		3,332,943

Multi-Utilities 0.3%
Engie SA	211,076	3,474,217
Suez	47,469	770,391
Veolia Environnement SA	65,977	1,462,243

		5,706,851

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	319,915	15,385,936

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Personal Products 0.4%
L’Oreal SA	36,758	$6,984,181

Pharmaceuticals 0.8%
Sanofi	170,293	14,504,407

Professional Services 0.0%†
Bureau Veritas SA	40,428	878,617

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions	5,396	507,751
Gecina SA	5,928	898,467
ICADE	4,938	380,959
Klepierre	31,888	1,529,059
Unibail-Rodamco SE	14,185	3,908,278

		7,224,514

Software 0.1%
Dassault Systemes	18,482	1,526,577

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	8,014	1,449,442
Hermes International	3,859	1,660,783
Kering	11,220	2,132,342
LVMH Moet Hennessy Louis Vuitton SE	40,193	6,882,739

		12,125,306

Trading Companies & Distributors 0.0%†
Rexel SA	42,659	634,417

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	423,874
Groupe Eurotunnel SE REG	70,293	730,536

		1,154,410

		168,229,606

GERMANY 8.2%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	138,925	4,146,084

Airlines 0.0%†
Deutsche Lufthansa AG REG	34,068	404,955

Auto Components 0.2%
Continental AG	15,858	3,325,697

Automobiles 0.8%
Bayerische Motoren Werke AG	47,481	4,091,158
Daimler AG REG	138,692	9,428,843
Volkswagen AG	4,859	718,516

		14,238,517

Banks 0.1%
Commerzbank AG	155,933	1,029,293

Capital Markets 0.1%
Deutsche Bank AG REG*	197,756	2,659,485

Chemicals 1.0%
BASF SE	132,301	10,392,452
Covestro AG(c)	10,217	477,574
Evonik Industries AG	19,051	594,270
K+S AG REG(a)	29,293	612,283
LANXESS AG	14,196	670,754
Linde AG	26,630	3,827,123
Symrise AG	18,400	1,297,437

		17,871,893

Construction & Engineering 0.0%†
Hochtief AG	2,998	393,157

Construction Materials 0.1%
HeidelbergCement AG	20,623	1,746,991

Diversified Financial Services 0.1%
Deutsche Boerse AG	28,185	2,366,449

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	464,678	7,905,366
Telefonica Deutschland Holding AG	103,712	423,460

		8,328,826

Electrical Equipment 0.0%†
OSRAM Licht AG	13,177	685,564

Food & Staples Retailing 0.0%†
METRO AG	25,271	813,053

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	31,587	2,885,075
Fresenius SE & Co. KGaA	58,999	4,407,091

		7,292,166

Hotels, Restaurants & Leisure 0.1%
TUI AG	71,504	930,902

Household Products 0.1%
Henkel AG & Co. KGaA	15,167	1,646,416

Industrial Conglomerates 0.7%
Siemens AG REG	111,044	12,053,431

Insurance 0.8%
Allianz SE REG	66,449	9,521,125
Hannover Rueck SE	8,506	870,031
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	23,922	3,989,492

		14,380,648

Internet & Catalog Retail 0.0%†
Zalando SE*(c)	11,668	442,414

Internet Software & Services 0.0%†
United Internet AG REG	17,156	759,282

Machinery 0.1%
GEA Group AG	26,797	1,430,800
MAN SE	4,781	501,319

		1,932,119

Media 0.1%
Axel Springer SE	6,994	383,324
ProSiebenSat.1 Media SE	31,371	1,437,004

		1,820,328

Metals & Mining 0.1%
thyssenkrupp AG	55,217	1,266,265

Multi-Utilities 0.2%
E.ON SE	287,909	3,087,786
RWE AG*	72,695	1,293,036

		4,380,822

Personal Products 0.1%
Beiersdorf AG	15,022	1,411,315

Pharmaceuticals 0.8%
Bayer AG REG	119,952	12,894,585
Merck KGaA	18,892	2,086,354

		14,980,939

Real Estate Management & Development 0.3%
Deutsche Wohnen AG - Bearer Shares	48,885	1,830,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Real Estate Management & Development (continued)
Vonovia SE	67,124	$2,661,288

		4,491,486

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	162,730	2,697,736

Software 0.7%
SAP SE	142,611	12,481,801

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	27,142	4,458,666
HUGO BOSS AG	9,176	544,556

		5,003,222

Trading Companies & Distributors 0.1%
Brenntag AG	22,348	1,110,159

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide(a)	6,294	344,225

		147,435,640

HONG KONG 3.3%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	152,000	247,199

Banks 0.3%
Bank of East Asia Ltd. (The)	168,350	696,926
BOC Hong Kong Holdings Ltd.	533,100	1,755,231
Hang Seng Bank Ltd.	111,100	1,988,888

		4,441,045

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	257,236
Hong Kong Exchanges and Clearing Ltd.	164,600	4,075,199

		4,332,435

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	376,420	594,828
PCCW Ltd.	604,000	440,057

		1,034,885

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	94,500	836,588
CLP Holdings Ltd.	236,500	2,464,779
HK Electric Investments & HK Electric Investments Ltd.(c)	376,000	360,187
Power Assets Holdings Ltd.	200,300	1,963,520

		5,625,074

Food Products 0.0%†
WH Group Ltd.(c)	804,000	634,923

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	1,140,433	2,120,543

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	342,000	1,140,168
Melco Crown Entertainment Ltd., ADR(a)	27,427	382,881
Shangri-La Asia Ltd.	159,333	171,430
SJM Holdings Ltd.	278,000	174,275

		1,868,754

Household Durables 0.1%
Techtronic Industries Co. Ltd.	204,000	863,886

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	389,386	4,563,967
Jardine Matheson Holdings Ltd.	35,700	2,142,000
NWS Holdings Ltd.	201,645	330,667

		7,036,634

Insurance 0.6%
AIA Group Ltd.	1,750,800	10,906,069

Real Estate Investment Trusts (REITs) 0.1%
Link REIT	332,551	2,484,533

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	396,386	2,844,351
Hang Lung Properties Ltd.	351,000	760,682
Henderson Land Development Co., Ltd.	157,263	938,736
Hongkong Land Holdings Ltd.	169,600	1,061,696
Hysan Development Co., Ltd.	88,673	408,917
Kerry Properties Ltd.	85,000	233,105
New World Development Co., Ltd.	812,829	947,268
Sino Land Co., Ltd.	464,200	830,572
Sun Hung Kai Properties Ltd.	208,700	2,994,522
Swire Pacific Ltd., Class A	78,000	934,741
Swire Properties Ltd.	161,400	450,368
Wharf Holdings Ltd. (The)	204,270	1,411,708
Wheelock & Co., Ltd.	128,000	686,387

		14,503,053

Road & Rail 0.1%
MTR Corp., Ltd.	206,714	1,170,735

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	34,300	255,329

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	795,200	398,411
Yue Yuen Industrial Holdings Ltd.	103,000	418,540

		816,951

Trading Companies & Distributors 0.0%†
Noble Group Ltd.*(a)	1,186,028	144,414

		58,486,462

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC	25,753	342,593

Banks 0.0%†
Bank of Ireland*	3,780,572	781,674

Construction Materials 0.3%
CRH PLC	117,969	3,599,848
James Hardie Industries PLC, CDI	67,310	1,116,818

		4,716,666

Food Products 0.1%
Kerry Group PLC, Class A	22,785	1,949,591

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair PLC	11,616	1,362,391

Industrial Conglomerates 0.1%
DCC PLC	12,761	1,138,794

Professional Services 0.2%
Experian PLC	140,487	2,748,002

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	24,547	896,211

		13,935,922

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL 0.8%
Banks 0.1%
Bank Hapoalim BM	160,500	$818,170
Bank Leumi Le-Israel BM*	199,766	719,827
Mizrahi Tefahot Bank Ltd.	18,702	227,180

		1,765,177

Chemicals 0.0%†
Israel Chemicals Ltd.	85,593	344,729

Diversified Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	290,892	577,318

Pharmaceuticals 0.4%
Taro Pharmaceutical Industries Ltd.*(a)	2,161	302,453
Teva Pharmaceutical Industries Ltd.	133,294	7,295,523

		7,597,976

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	6,943	305,531

Software 0.2%
Check Point Software Technologies Ltd.*(a)	18,909	1,453,724
Mobileye NV*	25,281	1,211,213
Nice Ltd.	7,901	542,886

		3,207,823

		13,798,554

ITALY 1.8%
Aerospace & Defense 0.0%†
Leonardo-Finmeccanica SpA*	54,315	620,477

Automobiles 0.1%
Ferrari NV	17,580	795,853

Banks 0.4%
Intesa Sanpaolo SpA	1,818,670	4,013,183
Intesa Sanpaolo SpA - RSP	124,329	259,712
Mediobanca SpA	81,541	571,674
UniCredit SpA	731,431	1,794,405
Unione di Banche Italiane SpA	138,540	425,619

		7,064,593

Diversified Financial Services 0.0%†
EXOR SpA	15,697	612,513

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,459,445	1,247,081
Telecom Italia SpA - RSP*	876,875	611,318

		1,858,399

Electric Utilities 0.4%
Enel SpA	1,118,095	5,146,107
Terna Rete Elettrica Nazionale SpA	216,720	1,180,540

		6,326,647

Electrical Equipment 0.0%†
Prysmian SpA	27,346	640,369

Energy Equipment & Services 0.0%†
Saipem SpA*	981,963	430,246

Gas Utilities 0.1%
Snam SpA	353,217	2,044,622

Insurance 0.2%
Assicurazioni Generali SpA	166,768	2,196,904
Poste Italiane SpA(c)	75,307	524,727
UnipolSai SpA	192,291	322,612

		3,044,243

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	364,739	5,595,103

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	24,849	1,208,009

Transportation Infrastructure 0.1%
Atlantia SpA	60,983	1,525,566

		31,766,640

JAPAN 23.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	54,300	1,336,208

Airlines 0.1%
ANA Holdings, Inc.	163,000	465,290
Japan Airlines Co., Ltd.	16,574	510,957

		976,247

Auto Components 0.7%
Aisin Seiki Co., Ltd.	28,100	1,284,075
Bridgestone Corp.	94,200	3,262,236
Denso Corp.	70,400	2,725,863
Koito Manufacturing Co., Ltd.	15,900	785,095
NGK Spark Plug Co., Ltd.	23,900	390,041
NHK Spring Co., Ltd.	34,200	298,889
NOK Corp.	13,600	258,602
Stanley Electric Co., Ltd.	20,100	487,283
Sumitomo Electric Industries Ltd.	109,700	1,511,326
Sumitomo Rubber Industries Ltd.	22,900	323,226
Toyoda Gosei Co., Ltd.	9,600	208,541
Toyota Industries Corp.	24,300	1,090,715
Yokohama Rubber Co., Ltd. (The)	15,000	201,453

		12,827,345

Automobiles 2.3%
Fuji Heavy Industries Ltd.	84,500	3,228,306
Honda Motor Co., Ltd.	234,900	6,362,930
Isuzu Motors Ltd.	88,800	1,149,528
Mazda Motor Corp.	79,460	1,162,104
Mitsubishi Motors Corp.	97,099	452,628
Nissan Motor Co., Ltd.	356,500	3,453,943
Suzuki Motor Corp.	53,000	1,623,089
Toyota Motor Corp.	393,420	22,045,228
Yamaha Motor Co., Ltd.	43,300	729,010

		40,206,766

Banks 1.7%
Aozora Bank Ltd.	170,000	623,799
Bank of Kyoto Ltd. (The)	45,000	302,922
Chiba Bank Ltd. (The)	95,300	455,528
Chugoku Bank Ltd. (The)	20,300	228,670
Concordia Financial Group Ltd.*	169,900	722,184
Fukuoka Financial Group, Inc.	108,600	414,920
Hachijuni Bank Ltd. (The)	58,000	271,339
Hiroshima Bank Ltd. (The)	71,000	257,108
Iyo Bank Ltd. (The)	34,000	219,129
Japan Post Bank Co., Ltd.	55,700	679,673
Joyo Bank Ltd. (The)	99,000	386,851
Kyushu Financial Group, Inc.	52,600	290,603
Mitsubishi UFJ Financial Group, Inc.	1,856,484	9,385,502
Mizuho Financial Group, Inc.	3,404,819	5,462,443
Resona Holdings, Inc.	323,201	1,289,180
Seven Bank Ltd.	88,900	303,698
Shinsei Bank Ltd.	258,000	387,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Banks (continued)
Shizuoka Bank Ltd. (The)	72,000	$534,302
Sumitomo Mitsui Financial Group, Inc.	193,605	6,137,149
Sumitomo Mitsui Trust Holdings, Inc.	478,769	1,591,053
Suruga Bank Ltd.	25,000	570,033
Yamaguchi Financial Group, Inc.	28,000	276,519

		30,789,648

Beverages 0.3%
Asahi Group Holdings Ltd.	55,500	1,884,075
Kirin Holdings Co., Ltd.	120,200	2,062,903
Suntory Beverage & Food Ltd.	19,300	839,133

		4,786,111

Building Products 0.3%
Asahi Glass Co., Ltd.	152,600	876,649
Daikin Industries Ltd.	33,800	2,931,250
LIXIL Group Corp.	38,900	723,497
TOTO Ltd.	20,400	874,232

		5,405,628

Capital Markets 0.2%
Daiwa Securities Group, Inc.	241,200	1,353,706
Nomura Holdings, Inc.	521,100	2,345,553
SBI Holdings, Inc.	36,070	390,609

		4,089,868

Chemicals 0.9%
Air Water, Inc.	21,000	357,071
Asahi Kasei Corp.	182,200	1,377,162
Daicel Corp.	43,900	492,312
Hitachi Chemical Co., Ltd.	15,600	325,395
JSR Corp.	24,800	338,743
Kaneka Corp.	41,500	312,537
Kansai Paint Co., Ltd.	33,400	699,456
Kuraray Co., Ltd.	54,500	687,357
Mitsubishi Chemical Holdings Corp.	198,700	1,073,278
Mitsubishi Gas Chemical Co., Inc.	53,000	301,953
Mitsui Chemicals, Inc.	129,100	546,070
Nippon Paint Holdings Co., Ltd.	24,500	669,316
Nitto Denko Corp.	24,110	1,615,873
Shin-Etsu Chemical Co., Ltd.	56,100	3,828,212
Sumitomo Chemical Co., Ltd.	223,200	987,877
Taiyo Nippon Sanso Corp.	22,000	211,759
Teijin Ltd.	124,800	469,389
Toray Industries, Inc.	214,300	1,952,251

		16,246,011

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co., Ltd.	75,700	845,159
Park24 Co., Ltd.	13,900	470,769
Secom Co., Ltd.	30,700	2,312,650
Sohgo Security Services Co., Ltd.	10,700	528,398
Toppan Printing Co., Ltd.	76,000	670,321

		4,827,297

Construction & Engineering 0.3%
JGC Corp.	28,000	409,911
Kajima Corp.	135,800	1,003,810
Obayashi Corp.	93,600	1,023,680
Shimizu Corp.	82,000	835,785
Taisei Corp.	150,000	1,348,989

		4,622,175

Construction Materials 0.0%†
Taiheiyo Cement Corp.	192,000	548,725

Consumer Finance 0.1%
Acom Co., Ltd.*	56,600	267,754
AEON Financial Service Co., Ltd.	16,100	370,736
Credit Saison Co., Ltd.	21,300	354,693

		993,183

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	420,818

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	227,091

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	76,600	1,079,538
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	255,500
ORIX Corp.	190,800	2,677,605

		4,012,643

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	101,008	4,799,877

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	92,900	1,364,854
Chugoku Electric Power Co., Inc. (The)	41,500	521,155
Hokuriku Electric Power Co.	22,700	269,265
Kansai Electric Power Co., Inc. (The)*	104,800	975,112
Kyushu Electric Power Co., Inc.*	67,700	634,288
Shikoku Electric Power Co., Inc.	28,300	295,568
Tohoku Electric Power Co., Inc.	68,300	877,460
Tokyo Electric Power Co., Holdings, Inc.*	211,900	831,128

		5,768,830

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,200	331,905
Mabuchi Motor Co., Ltd.	7,600	344,146
Mitsubishi Electric Corp.	279,600	3,259,706
Nidec Corp.	34,400	3,121,493

		7,057,250

Electronic Equipment, Instruments & Components 1.1%
Alps Electric Co., Ltd.	28,400	632,563
Hamamatsu Photonics KK	22,300	654,690
Hirose Electric Co., Ltd.	4,600	568,987
Hitachi High-Technologies Corp.	11,400	387,853
Hitachi Ltd.	693,300	3,167,773
Keyence Corp.	6,568	4,632,895
Kyocera Corp.	46,000	2,179,285
Murata Manufacturing Co., Ltd.	27,600	3,370,006
Nippon Electric Glass Co., Ltd.	60,000	272,381
Omron Corp.	26,800	888,757
Shimadzu Corp.	36,000	521,018
TDK Corp.	17,700	1,086,007
Yaskawa Electric Corp.	36,600	498,803
Yokogawa Electric Corp.	37,100	479,626

		19,340,644

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	94,100	1,352,140
FamilyMart Co., Ltd.	7,900	465,202
Lawson, Inc.	9,400	723,785
Seven & i Holdings Co., Ltd.	108,000	4,484,494
Sundrug Co., Ltd.	5,300	459,757
Tsuruha Holdings, Inc.	5,300	602,679

		8,088,057

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Food Products 0.5%
Ajinomoto Co., Inc.	80,000	$2,042,156
Calbee, Inc.	11,500	502,107
Kikkoman Corp.	21,000	745,656
MEIJI Holdings Co., Ltd.	16,198	1,688,743
NH Foods Ltd.	24,000	583,637
Nisshin Seifun Group, Inc.	31,452	519,193
Nissin Foods Holdings Co., Ltd.	8,500	482,550
Toyo Suisan Kaisha Ltd.	14,000	621,784
Yakult Honsha Co., Ltd.	12,100	577,861
Yamazaki Baking Co., Ltd.	21,100	579,673

		8,343,360

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	280,900	1,133,668
Toho Gas Co., Ltd.	56,000	492,819
Tokyo Gas Co., Ltd.	293,400	1,248,976

		2,875,463

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.*(a)	14,500	279,303
HOYA Corp.	59,700	2,118,207
Olympus Corp.	43,100	1,487,287
Sysmex Corp.	22,900	1,586,324
Terumo Corp.	49,300	2,114,714

		7,585,835

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	27,300	598,498
Medipal Holdings Corp.	26,800	438,559
Miraca Holdings, Inc.	7,900	363,873
Suzuken Co., Ltd.	10,780	343,818

		1,744,748

Health Care Technology 0.1%
M3, Inc.	28,800	921,572

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,624	295,057
Oriental Land Co., Ltd.	31,500	1,992,202

		2,287,259

Household Durables 0.8%
Casio Computer Co., Ltd.	35,600	506,759
Iida Group Holdings Co., Ltd.	22,500	445,451
Nikon Corp.	48,200	681,104
Panasonic Corp.	317,602	3,054,279
Rinnai Corp.	5,300	518,971
Sekisui Chemical Co., Ltd.	59,000	858,083
Sekisui House Ltd.	84,700	1,411,210
Sony Corp.	183,800	6,033,587

		13,509,444

Household Products 0.1%
Unicharm Corp.	59,800	1,229,587

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	22,400	514,801

Industrial Conglomerates 0.1%
Keihan Holdings Co., Ltd.	73,000	524,900
Seibu Holdings, Inc.	24,700	433,142
Toshiba Corp.*	589,700	1,524,973

		2,483,015

Information Technology Services 0.2%
Fujitsu Ltd.	258,100	1,071,498
Nomura Research Institute Ltd.	17,380	613,004
NTT Data Corp.	19,200	952,765
Obic Co., Ltd.	8,700	506,450
Otsuka Corp.	7,900	404,727

		3,548,444

Insurance 0.7%
Dai-ichi Life Insurance Co., Ltd. (The)	153,400	1,982,007
Japan Post Holdings Co., Ltd.	69,000	911,280
MS&AD Insurance Group Holdings, Inc.	72,055	2,076,030
Sompo Japan Nipponkoa Holdings, Inc.	50,825	1,641,614
Sony Financial Holdings, Inc.	24,400	305,667
T&D Holdings, Inc.	87,100	888,247
Tokio Marine Holdings, Inc.	98,300	3,804,922

		11,609,767

Internet & Catalog Retail 0.1%
Rakuten, Inc.	135,200	1,530,009
Start Today Co., Ltd.	8,500	405,068

		1,935,077

Internet Software & Services 0.1%
Kakaku.com, Inc.	19,700	408,710
Mixi, Inc.	7,600	272,255
Yahoo Japan Corp.	213,800	942,508

		1,623,473

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	29,449	780,584
Sankyo Co., Ltd.	7,300	265,791
Sega Sammy Holdings, Inc.	24,500	268,280
Shimano, Inc.	10,700	1,673,381
Yamaha Corp.	25,700	709,212

		3,697,248

Machinery 1.2%
Amada Holdings Co., Ltd.	47,000	512,216
FANUC Corp.	28,100	4,698,548
Hino Motors Ltd.	35,000	365,510
Hitachi Construction Machinery Co., Ltd.	14,600	237,445
Hoshizaki Corp.	7,600	687,725
IHI Corp.	222,000	617,713
JTEKT Corp.	29,200	407,865
Kawasaki Heavy Industries Ltd.	195,200	574,255
Komatsu Ltd.	132,900	2,582,481
Kubota Corp.	151,200	2,190,456
Kurita Water Industries Ltd.	15,000	332,479
Makita Corp.	15,900	1,118,654
Minebea Co., Ltd.	45,000	356,866
Mitsubishi Heavy Industries Ltd.	469,200	1,994,571
Nabtesco Corp.	16,200	435,768
NGK Insulators Ltd.	36,000	859,466
NSK Ltd.	66,400	558,523
SMC Corp.	8,300	2,170,280
Sumitomo Heavy Industries Ltd.	75,000	355,833
THK Co., Ltd.	16,300	322,049

		21,378,703

Marine 0.0%†
Mitsui OSK Lines Ltd.	151,000	321,599
Nippon Yusen KK	220,400	390,052

		711,651

Media 0.1%
Dentsu, Inc.	30,861	1,474,373
Hakuhodo DY Holdings, Inc.	34,200	399,155

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Media (continued)
Toho Co., Ltd.	15,400	$448,035

		2,321,563

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	333,533
JFE Holdings, Inc.	72,800	948,798
Kobe Steel Ltd.	424,000	366,922
Maruichi Steel Tube Ltd.	9,700	358,362
Mitsubishi Materials Corp.	156,000	409,959
Nippon Steel & Sumitomo Metal Corp.	116,406	2,188,385
Sumitomo Metal Mining Co., Ltd.	68,000	817,352

		5,423,311

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.	16,000	627,953
Isetan Mitsukoshi Holdings Ltd.	48,778	479,293
J. Front Retailing Co., Ltd.	33,600	387,720
Marui Group Co., Ltd.	30,700	442,746
Ryohin Keikaku Co., Ltd.	3,300	732,639
Takashimaya Co., Ltd.	50,000	378,819

		3,049,170

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	234,942
INPEX Corp.	132,600	1,054,147
JX Holdings, Inc.	305,517	1,157,565
Showa Shell Sekiyu KK	30,800	276,230
TonenGeneral Sekiyu KK	39,000	352,333

		3,075,217

Paper & Forest Products 0.0%†
Oji Holdings Corp.	130,000	542,145

Personal Products 0.3%
Kao Corp.	72,300	3,893,587
Kose Corp.	4,100	377,565
Pola Orbis Holdings, Inc.	3,300	324,847
Shiseido Co., Ltd.	55,200	1,546,527

		6,142,526

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	307,900	5,130,149
Chugai Pharmaceutical Co., Ltd.	33,400	1,248,206
Daiichi Sankyo Co., Ltd.	86,900	2,072,256
Eisai Co., Ltd.	36,200	2,116,668
Hisamitsu Pharmaceutical Co., Inc.	9,600	542,797
Kyowa Hakko Kirin Co., Ltd.	35,500	620,249
Mitsubishi Tanabe Pharma Corp.	31,300	584,286
Ono Pharmaceutical Co., Ltd.	59,500	2,140,088
Otsuka Holdings Co., Ltd.	56,200	2,671,745
Santen Pharmaceutical Co., Ltd.	52,000	864,697
Shionogi & Co., Ltd.	43,000	2,230,317
Sumitomo Dainippon Pharma Co., Ltd.	21,900	409,345
Taisho Pharmaceutical Holdings Co., Ltd.	5,570	609,885
Takeda Pharmaceutical Co., Ltd.	102,500	4,567,223

		25,807,911

Professional Services 0.1%
Recruit Holdings Co., Ltd.	40,700	1,546,023

Real Estate Investment Trusts (REITs) 0.3%
Japan Prime Realty Investment Corp.	131	576,716
Japan Real Estate Investment Corp.	183	1,106,346
Japan Retail Fund Investment Corp.	368	905,419
Nippon Building Fund, Inc.	197	1,212,182
Nippon Prologis REIT, Inc.	206	515,158
Nomura Real Estate Master Fund, Inc.	510	845,183
United Urban Investment Corp.	433	809,483

		5,970,487

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	15,950	214,287
Daito Trust Construction Co., Ltd.	10,200	1,712,781
Daiwa House Industry Co., Ltd.	81,600	2,288,134
Hulic Co., Ltd.	45,500	471,960
Mitsubishi Estate Co., Ltd.	179,600	3,340,127
Mitsui Fudosan Co., Ltd.	128,700	2,785,804
Nomura Real Estate Holdings, Inc.	17,800	306,982
NTT Urban Development Corp.	18,300	195,033
Sumitomo Realty & Development Co., Ltd.	51,000	1,319,586
Tokyo Tatemono Co., Ltd.	27,500	342,415
Tokyu Fudosan Holdings Corp.	71,400	422,480

		13,399,589

Road & Rail 1.0%
Central Japan Railway Co.	20,800	3,866,166
East Japan Railway Co.	47,790	4,383,762
Hankyu Hanshin Holdings, Inc.	35,200	1,309,557
Keikyu Corp.	65,000	658,520
Keio Corp.	80,400	748,084
Keisei Electric Railway Co., Ltd.	39,000	511,276
Kintetsu Group Holdings Co., Ltd.	268,500	1,159,947
Nagoya Railroad Co., Ltd.	128,000	719,052
Nippon Express Co., Ltd.	118,500	597,766
Odakyu Electric Railway Co., Ltd.	91,100	1,078,532
Tobu Railway Co., Ltd.	153,000	824,973
Tokyu Corp.	152,900	1,256,597
West Japan Railway Co.	24,000	1,484,571

		18,598,803

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	13,300	565,929
Tokyo Electron Ltd.	22,600	1,941,666

		2,507,595

Software 0.3%
GungHo Online Entertainment, Inc.(a)	49,000	110,537
Konami Holdings Corp.	14,600	566,066
Nexon Co., Ltd.	25,000	370,623
Nintendo Co., Ltd.	16,300	3,383,352
Oracle Corp. Japan	5,400	328,515
Trend Micro, Inc.	17,700	642,678

		5,401,771

Specialty Retail 0.3%
ABC-Mart, Inc.	5,500	351,971
Fast Retailing Co., Ltd.	7,600	2,452,575
Hikari Tsushin, Inc.	3,800	315,651
Nitori Holdings Co., Ltd.	11,700	1,455,159
Shimamura Co., Ltd.	3,100	452,267
USS Co., Ltd.	30,600	519,028
Yamada Denki Co., Ltd.	92,800	489,341

		6,035,992

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,100	364,786
Canon, Inc.	153,000	4,342,065
FUJIFILM Holdings Corp.	63,100	2,263,929
Konica Minolta, Inc.	66,100	531,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Technology Hardware, Storage & Peripherals (continued)
NEC Corp.	369,000	$1,007,689
Ricoh Co., Ltd.	96,600	853,179
Seiko Epson Corp.	43,700	768,882

		10,131,750

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	411,067

Tobacco 0.3%
Japan Tobacco, Inc.	158,500	6,181,456

Trading Companies & Distributors 0.7%
ITOCHU Corp.	215,700	2,445,576
Marubeni Corp.	240,100	1,116,243
Mitsubishi Corp.	217,700	3,745,459
Mitsui & Co., Ltd.	244,700	2,866,869
Sumitomo Corp.	173,900	1,824,061
Toyota Tsusho Corp.	32,700	721,952

		12,720,160

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co., Ltd.(a)	5,800	255,501
Kamigumi Co., Ltd.	33,000	296,978
Mitsubishi Logistics Corp.	16,400	228,348

		780,827

Wireless Telecommunication Services 1.2%
KDDI Corp.	271,500	8,331,553
NTT DOCOMO, Inc.	208,100	5,652,900
SoftBank Group Corp.	138,400	7,618,150

		21,602,603

		415,019,835

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,708	1,613,132

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals PLC	20,704	720,928

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	65,858	883,007

Media 0.1%
RTL Group SA	5,169	440,689
SES SA, FDR	52,473	1,149,851

		1,590,540

Metals & Mining 0.1%
ArcelorMittal*	272,554	1,765,571

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,039	482,627

		4,721,745

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	188,430
Sands China Ltd.	349,500	1,337,252
Wynn Macau Ltd.(a)	219,200	357,368

		1,883,050

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	31,288	800,657

NETHERLANDS 4.1%
Banks 0.4%
ABN AMRO Group NV, CVA(c)	33,874	629,932
ING Groep NV*	563,130	6,295,793

		6,925,725

Beverages 0.2%
Heineken Holding NV	14,193	1,189,166
Heineken NV	33,222	3,135,340

		4,324,506

Chemicals 0.2%
Akzo Nobel NV	35,619	2,302,514
Koninklijke DSM NV	26,537	1,698,471

		4,000,985

Construction & Engineering 0.0%†
Boskalis Westminster	14,004	514,690
OCI NV*	10,769	164,464

		679,154

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	496,578	1,633,294

Food & Staples Retailing 0.3%
Koninklijke Ahold Delhaize NV*	183,335	4,376,976

Industrial Conglomerates 0.2%
Koninklijke Philips NV	134,123	3,567,238

Insurance 0.1%
Aegon NV	263,094	1,065,250
NN Group NV	45,676	1,232,011

		2,297,261

Life Sciences Tools & Services 0.1%
QIAGEN NV*	32,621	856,329

Media 0.1%
Altice NV, Class A*	55,352	821,693
Altice NV, Class B*	17,506	259,034

		1,080,727

Oil, Gas & Consumable Fuels 1.7%
Koninklijke Vopak NV	10,033	515,815
Royal Dutch Shell PLC, Class A	610,559	15,764,767
Royal Dutch Shell PLC, Class B	542,550	14,431,139

		30,711,721

Professional Services 0.2%
Randstad Holding NV	18,027	775,518
Wolters Kluwer NV	42,848	1,802,772

		2,578,290

Semiconductors & Semiconductor Equipment 0.5%
ASML Holding NV	53,093	5,829,647
NXP Semiconductors NV*	42,393	3,564,827

		9,394,474

Software 0.0%†
Gemalto NV	11,303	744,900

		73,171,580

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	94,289	660,015

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NEW ZEALAND (continued)
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	260,317	$742,748

Electric Utilities 0.0%†
Contact Energy Ltd.	99,933	390,110
Mercury NZ Ltd.	101,581	229,832

		619,942

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	61,885	426,428

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	181,952	367,989

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	147,778	788,055

		3,605,177

NORWAY 0.6%
Banks 0.1%
DNB ASA	140,119	1,547,360

Chemicals 0.1%
Yara International ASA	24,897	811,674

Diversified Telecommunication Services 0.1%
Telenor ASA	109,456	1,832,464

Food Products 0.1%
Marine Harvest ASA*	55,146	940,520
Orkla ASA	120,437	1,120,395

		2,060,915

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	473,446

Media 0.0%†
Schibsted ASA, Class A	11,451	361,013
Schibsted ASA, Class B	14,048	414,448

		775,461

Metals & Mining 0.1%
Norsk Hydro ASA	200,305	858,869

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	162,108	2,577,106

		10,937,295

PORTUGAL 0.1%
Electric Utilities 0.1%
EDP-Energias de Portugal SA	322,468	1,106,145

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,407	660,024

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA	58,100	795,853

		2,562,022

SINGAPORE 1.3%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	225,000	554,620

Airlines 0.0%†
Singapore Airlines Ltd.	74,613	611,585

Banks 0.5%
DBS Group Holdings Ltd.	254,250	2,939,346
Oversea-Chinese Banking Corp., Ltd.	445,189	2,871,688
United Overseas Bank Ltd.	186,562	2,559,878

		8,370,912

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	16,226	476,716

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	112,900	637,452

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,170,303	3,669,939

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	248,038
Wilmar International Ltd.	297,058	689,196

		937,234

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	868,217	511,145

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	202,600	801,692
Sembcorp Industries Ltd.	136,243	284,757

		1,086,449

Machinery 0.0%†
Sembcorp Marine Ltd.	117,200	125,057

Media 0.0%†
Singapore Press Holdings Ltd.	200,500	567,558

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	316,575	580,149
CapitaLand Commercial Trust	282,000	317,483
CapitaLand Mall Trust	382,600	613,049
Suntec Real Estate Investment Trust	335,000	419,245

		1,929,926

Real Estate Management & Development 0.1%
CapitaLand Ltd.	360,345	855,581
City Developments Ltd.	56,099	357,008
Global Logistic Properties Ltd.	384,100	550,807
UOL Group Ltd.	67,213	289,993

		2,053,389

Road & Rail 0.1%
ComfortDelGro Corp., Ltd.	332,320	702,653

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	897,500	426,063

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	255,341

		22,916,039

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec PLC	88,935	529,364

Health Care Providers & Services 0.0%†
Mediclinic International PLC	54,970	780,439

Paper & Forest Products 0.1%
Mondi PLC	54,858	1,110,173

		2,419,976

SPAIN 2.9%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	947,845	5,533,472
Banco de Sabadell SA	762,701	1,042,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SPAIN (continued)
Banks (continued)
Banco Popular Espanol SA	483,230	$676,842
Banco Santander SA	2,101,584	8,921,826
Bankia SA	656,951	504,160
Bankinter SA	94,111	656,455
CaixaBank SA	407,405	1,022,987

		18,358,717

Biotechnology 0.1%
Grifols SA	42,718	936,441

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	29,544	847,187
Ferrovial SA	69,738	1,443,460

		2,290,647

Diversified Telecommunication Services 0.4%
Telefonica SA	645,429	6,321,854

Electric Utilities 0.4%
Endesa SA	45,225	950,050
Iberdrola SA	805,222	5,532,624
Red Electrica Corp. SA	56,640	1,297,326

		7,780,000

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA(a)	89,661	559,203

Gas Utilities 0.1%
Enagas SA	25,479	776,775
Gas Natural SDG SA	53,026	1,096,827

		1,873,602

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A	63,119	2,963,483

Insurance 0.0%†
Mapfre SA	147,879	361,913

Machinery 0.0%†
Zardoya Otis SA	32,662	320,573

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	161,582	2,046,695

Specialty Retail 0.3%
Industria de Diseno Textil SA	157,190	5,436,218

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	93,126	1,464,990
Aena SA(c)	10,122	1,460,013

		2,925,003

		52,174,349

SWEDEN 2.7%
Banks 0.6%
Nordea Bank AB	435,501	3,880,172
Skandinaviska Enskilda Banken AB, Class A	223,885	1,963,041
Svenska Handelsbanken AB, Class A	215,199	2,587,344
Swedbank AB, Class A	130,538	2,740,599

		11,171,156

Building Products 0.2%
Assa Abloy AB, Class B	143,706	3,152,632

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	712,223

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	436,337	3,253,935

Construction & Engineering 0.1%
Skanska AB, Class B	49,016	1,042,005

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	366,645
Investor AB, Class B	65,636	2,260,629
Kinnevik AB, Class B(a)	34,747	886,169

		3,513,443

Diversified Telecommunication Services 0.1%
Telia Co AB	369,020	1,683,900

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	36,758	1,449,948

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	10,956	366,569

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	28,842	584,600

Household Durables 0.1%
Electrolux AB, Series B	33,204	899,571
Husqvarna AB, Class B	66,823	573,574

		1,473,145

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	87,408	2,598,526

Machinery 0.6%
Alfa Laval AB	43,429	684,470
Atlas Copco AB, Class A	98,866	2,775,333
Atlas Copco AB, Class B	56,652	1,448,633
Sandvik AB	157,535	1,687,949
SKF AB, Class B	58,658	929,334
Volvo AB, Class B	225,350	2,401,259

		9,926,978

Metals & Mining 0.1%
Boliden AB	39,398	867,154

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	29,852	494,875

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	138,978	4,196,863

Tobacco 0.1%
Swedish Match AB	28,275	1,031,467

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	376,242

		47,895,661

SWITZERLAND 9.4%
Beverages 0.0%†
Coca-Cola HBC AG*	28,173	582,459

Biotechnology 0.2%
Actelion Ltd. REG*	14,806	2,622,612

Building Products 0.1%
Geberit AG REG	5,545	2,138,474

Capital Markets 0.7%
Credit Suisse Group AG REG*	268,037	3,082,352
Julius Baer Group Ltd.*	32,305	1,324,636
Partners Group Holding AG	2,620	1,198,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Capital Markets (continued)
UBS Group AG REG	533,823	$7,338,527

		12,943,812

Chemicals 0.6%
EMS-Chemie Holding AG REG	1,162	635,819
Givaudan SA REG	1,324	2,719,154
Sika AG-Bearer Shares	318	1,489,748
Syngenta AG REG	13,551	5,329,408

		10,174,129

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	65,509	3,115,015

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	4,620	321,727

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,718	1,829,068

Electrical Equipment 0.3%
ABB Ltd. REG*	283,608	6,024,429

Food Products 2.2%
Aryzta AG*	12,692	476,826
Barry Callebaut AG REG*	294	384,256
Chocoladefabriken Lindt & Spruengli AG	149	876,114
Chocoladefabriken Lindt & Spruengli AG REG	16	1,130,428
Nestle SA REG	461,237	36,960,138

		39,827,762

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,678	1,051,122

Insurance 0.6%
Baloise Holding AG REG	7,078	796,673
Swiss Life Holding AG REG*	4,705	1,073,256
Swiss Re AG	48,092	4,031,385
Zurich Insurance Group AG*	21,925	5,264,040

		11,165,354

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,768	1,462,872

Machinery 0.1%
Schindler Holding AG REG	2,997	578,721
Schindler Holding AG-Participation Certificate	6,189	1,186,656

		1,765,377

Marine 0.1%
Kuehne + Nagel International AG REG	8,052	1,129,423

Metals & Mining 0.3%
Glencore PLC*	1,792,924	4,425,155

Pharmaceuticals 3.0%
Galenica AG REG	575	741,090
Novartis AG REG	329,168	27,302,252
Roche Holding AG	101,634	25,943,911

		53,987,253

Professional Services 0.2%
Adecco Group AG REG	23,718	1,301,786
SGS SA REG	771	1,705,641

		3,007,427

Real Estate Management & Development 0.1%
Swiss Prime Site AG REG*	9,228	847,524

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	99,181	725,249

Specialty Retail 0.0%†
Dufry AG REG*	6,601	759,588

Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont SA REG	75,222	4,572,894
Swatch Group AG (The) REG	6,758	344,988
Swatch Group AG (The)-Bearer Shares(a)	4,413	1,155,517

		6,073,399

Trading Companies & Distributors 0.1%
Wolseley PLC	36,793	2,051,518

		168,030,748

UNITED KINGDOM 16.6%
Aerospace & Defense 0.4%
BAE Systems PLC	457,723	3,231,790
Cobham PLC	259,153	587,553
Meggitt PLC	110,647	640,860
Rolls-Royce Holdings PLC*	263,622	2,758,437

		7,218,640

Air Freight & Logistics 0.0%†
Royal Mail PLC	125,519	846,394

Airlines 0.1%
easyJet PLC	22,548	310,146
International Consolidated Airlines Group SA	124,443	671,112

		981,258

Auto Components 0.1%
GKN PLC	248,279	950,286

Automobiles 0.0%†
Fiat Chrysler Automobiles NV	133,774	862,989

Banks 2.0%
Barclays PLC	2,426,320	4,947,176
HSBC Holdings PLC	2,849,406	18,676,989
Lloyds Banking Group PLC	9,252,775	6,507,941
Royal Bank of Scotland Group PLC*	503,377	1,281,210
Standard Chartered PLC	480,496	3,842,105

		35,255,421

Beverages 1.1%
Coca-Cola European Partners PLC*	31,189	1,176,665
Diageo PLC	365,412	10,471,494
SABMiller PLC	141,488	8,267,163

		19,915,322

Capital Markets 0.2%
3i Group PLC	132,325	1,080,809
Aberdeen Asset Management PLC	128,177	539,868
Hargreaves Lansdown PLC	38,642	664,143
ICAP PLC	74,662	438,537
Schroders PLC	20,011	693,553

		3,416,910

Chemicals 0.1%
Croda International PLC	19,751	868,531
Johnson Matthey PLC	28,381	1,229,950

		2,098,481

Commercial Services & Supplies 0.1%
Aggreko PLC	35,433	603,269
Babcock International Group PLC	33,597	430,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Commercial Services & Supplies (continued)
G4S PLC	217,281	$535,370

		1,569,537

Consumer Finance 0.0%†
Provident Financial PLC	20,502	735,227

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	45,661	1,680,209

Diversified Telecommunication Services 0.4%
BT Group PLC	1,220,210	6,666,537
Inmarsat PLC	63,463	656,183

		7,322,720

Electric Utilities 0.2%
SSE PLC(a)	144,426	2,899,078

Energy Equipment & Services 0.0%†
Petrofac Ltd.	35,696	352,949

Food & Staples Retailing 0.2%
J Sainsbury PLC	191,920	569,532
Tesco PLC*	1,167,613	2,407,411
Wm Morrison Supermarkets PLC	318,794	783,431

		3,760,374

Food Products 0.1%
Associated British Foods PLC	51,884	1,846,920
Tate & Lyle PLC	62,561	598,694

		2,445,614

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	130,360	2,144,299

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	236,317	4,489,507
InterContinental Hotels Group PLC	26,926	1,076,515
Merlin Entertainments PLC(c)	97,359	609,082
Whitbread PLC	26,597	1,358,165
William Hill PLC	120,530	509,840

		8,043,109

Household Durables 0.2%
Barratt Developments PLC	145,895	844,805
Berkeley Group Holdings PLC	18,106	642,234
Persimmon PLC	43,607	973,639
Taylor Wimpey PLC	477,405	976,911

		3,437,589

Household Products 0.5%
Reckitt Benckiser Group PLC	91,589	8,880,485

Industrial Conglomerates 0.1%
Smiths Group PLC	59,372	992,423

Information Technology Services 0.0%†
Worldpay Group PLC*(c)	201,802	782,807

Insurance 1.0%
Admiral Group PLC	30,939	885,532
Aviva PLC	580,091	2,987,201
Direct Line Insurance Group PLC	199,307	922,210
Legal & General Group PLC	855,078	2,326,128
Old Mutual PLC	716,151	1,992,884
Prudential PLC	370,577	6,532,708
RSA Insurance Group PLC	149,989	986,311
St James’s Place PLC	78,040	955,087
Standard Life PLC	284,708	1,139,845

		18,727,906

Internet Software & Services 0.0%†
Auto Trader Group PLC(c)	154,134	756,450

Machinery 0.1%
CNH Industrial NV	146,420	1,045,648
IMI PLC	37,062	525,843
Weir Group PLC (The)	34,934	676,871

		2,248,362

Media 0.7%
ITV PLC	522,691	1,355,304
Pearson PLC	121,043	1,414,187
RELX PLC	159,860	3,035,550
Sky PLC	148,036	1,802,841
WPP PLC	185,631	4,165,102

		11,772,984

Metals & Mining 0.6%
Anglo American PLC	204,579	2,240,583
Rio Tinto Ltd.	61,448	2,344,932
Rio Tinto PLC	177,910	5,773,579

		10,359,094

Multiline Retail 0.1%
Marks & Spencer Group PLC	237,373	1,003,599
Next PLC	20,751	1,379,633

		2,383,232

Multi-Utilities 0.6%
Centrica PLC	781,510	2,492,659
National Grid PLC	539,481	7,735,524

		10,228,183

Oil, Gas & Consumable Fuels 0.8%
BP PLC	2,676,900	15,144,965

Personal Products 1.1%
Unilever NV, CVA	236,459	10,953,805
Unilever PLC	184,949	8,652,479

		19,606,284

Pharmaceuticals 1.6%
AstraZeneca PLC	183,542	12,287,808
GlaxoSmithKline PLC	705,413	15,754,010

		28,041,818

Professional Services 0.3%
Capita PLC	97,593	1,239,198
Intertek Group PLC	24,074	1,154,986
RELX NV	144,637	2,606,271

		5,000,455

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	143,123	1,270,199
Hammerson PLC	108,405	800,230
Intu Properties PLC	141,447	560,885
Land Securities Group PLC	113,445	1,642,281
Segro PLC	102,333	599,608

		4,873,203

Semiconductors & Semiconductor Equipment 0.3%
ARM Holdings PLC	201,466	4,484,908

Software 0.1%
Sage Group PLC (The)	155,467	1,465,961

Specialty Retail 0.1%
Dixons Carphone PLC	139,515	645,123
Kingfisher PLC	322,289	1,431,181

		2,076,304

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	65,897	$1,149,793

Tobacco 1.4%
British American Tobacco PLC	269,848	17,223,012
Imperial Brands PLC	139,059	7,327,990

		24,551,002

Trading Companies & Distributors 0.2%
Ashtead Group PLC	69,922	1,106,678
Bunzl PLC	49,509	1,549,022
Travis Perkins PLC	36,342	749,884

		3,405,584

Water Utilities 0.1%
Severn Trent PLC	34,705	1,124,520
United Utilities Group PLC	100,704	1,354,781

		2,479,301

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,853,569	11,706,696

		297,054,606

UNITED STATES 0.6%
Biotechnology 0.5%
Shire PLC	130,425	8,425,777

Containers & Packaging 0.0%†
Ball Corp.	4,832	341,477

Hotels, Restaurants & Leisure 0.1%
Carnival PLC	28,642	1,377,692

		10,144,946

Total Common Stocks (cost $1,618,129,052)		1,762,841,593

Preferred Stocks 0.5%

	Shares	Market Value
GERMANY 0.5%
Auto Components 0.0%†
Schaeffler AG – Preference Shares	23,928	349,207

Automobiles 0.3%
Bayerische Motoren Werke AG - Preference Shares	8,447	612,230
Porsche Automobil Holding SE - Preference Shares	22,649	1,184,413
Volkswagen AG - Preference Shares	26,715	3,758,621

		5,555,264

Chemicals 0.0%†
Fuchs Petrolub SE	9,984	421,575

Household Products 0.2%
Henkel AG & Co. KGaA	25,545	3,183,053

Total Preferred Stocks (cost $8,191,214)		9,509,099

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44% (d)(e)	188,467	188,467

Total Mutual Fund (cost $188,467)		188,467

Repurchase Agreement 0.5%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $8,827,383, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $9,003,709. (e)	$8,827,162	8,827,162

Total Repurchase Agreement (cost $8,827,162)		8,827,162

Total Investments (cost $1,635,335,895) (f) — 99.6%		1,781,366,321
Other assets in excess of liabilities — 0.4%		6,898,567

NET ASSETS — 100.0%		$1,788,264,888

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $9,731,895.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $6,678,109 which represents 0.37% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $9,015,629.
(f)	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,740,644,204, tax unrealized appreciation and depreciation were $294,551,222 and $(253,829,105), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
DJ	Dow Jones
FDR	Fiduciary Depositary Receipt
FTSE	Financial Times Stock Exchange
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SADP	Public Limited Company
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SGX	Singapore Exchange
SpA	Limited Share Company

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
160	DJ Euro Stoxx 50	09/16/16	$5,335,990	$232,867
47	FTSE 100 Index	09/16/16	4,152,927	150,645
47	SGX Nikkei 225 Index	09/08/16	3,818,592	166,100
21	SPI 200 Index	09/15/16	2,201,936	97,538

			$15,509,445	$647,150

At July 31, 2016, the Fund had $1,087,721 segregated in foreign currency as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,554,239	$—	$18,554,239
Air Freight & Logistics	—	6,756,038	—	6,756,038
Airlines	—	3,747,004	—	3,747,004
Auto Components	—	22,218,021	—	22,218,021
Automobiles	—	59,609,100	—	59,609,100
Banks	6,295,793	183,522,800	—	189,818,593
Beverages	1,176,665	50,110,103	—	51,286,768
Biotechnology	—	19,443,488	—	19,443,488
Building Products	—	13,598,599	—	13,598,599
Capital Markets	—	26,314,468	—	26,314,468
Chemicals	—	63,084,027	—	63,084,027
Commercial Services & Supplies	—	11,667,072	—	11,667,072
Communications Equipment	—	8,050,614	—	8,050,614
Construction & Engineering	—	16,357,460	—	16,357,460
Construction Materials	—	11,667,843	—	11,667,843
Consumer Finance	—	1,728,410	—	1,728,410
Containers & Packaging	341,477	2,369,812	—	2,711,289
Distributors	—	476,716	—	476,716
Diversified Consumer Services	—	227,091	—	227,091
Diversified Financial Services	—	22,929,331	—	22,929,331
Diversified Telecommunication Services	594,828	55,660,318	—	56,255,146
Electric Utilities	—	31,971,177	—	31,971,177
Electrical Equipment	—	24,077,822	—	24,077,822
Electronic Equipment, Instruments & Components	—	21,700,542	—	21,700,542
Energy Equipment & Services	—	2,549,265	—	2,549,265
Food & Staples Retailing	—	30,303,276	—	30,303,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$—	$62,713,913	$—	$62,713,913
Gas Utilities	—	10,143,945	—	10,143,945
Health Care Equipment & Supplies	—	17,678,970	—	17,678,970
Health Care Providers & Services	—	12,993,795	—	12,993,795
Health Care Technology	—	921,572	—	921,572
Hotels, Restaurants & Leisure	382,881	23,904,861	—	24,287,742
Household Durables	—	19,284,064	—	19,284,064
Household Products	—	14,355,014	—	14,355,014
Independent Power and Renewable Electricity Producers	—	882,790	—	882,790
Industrial Conglomerates	2,142,000	26,215,984	—	28,357,984
Information Technology Services	—	11,305,466	—	11,305,466
Insurance	—	89,717,323	—	89,717,323
Internet & Catalog Retail	—	2,377,491	—	2,377,491
Internet Software & Services	—	3,139,205	—	3,139,205
Leisure Products	—	3,697,248	—	3,697,248
Life Sciences Tools & Services	—	2,319,201	—	2,319,201
Machinery	—	42,787,228	—	42,787,228
Marine	—	3,874,137	—	3,874,137
Media	—	23,941,988	—	23,941,988
Metals & Mining	—	43,374,406	—	43,374,406
Multiline Retail	—	5,720,345	—	5,720,345
Multi-Utilities	—	22,502,541	—	22,502,541
Oil, Gas & Consumable Fuels	—	83,321,156	—	83,321,156
Paper & Forest Products	—	3,977,069	—	3,977,069
Personal Products	10,953,805	23,190,501	—	34,144,306
Pharmaceuticals	302,453	162,625,626	—	162,928,079
Professional Services	—	16,330,204	—	16,330,204
Real Estate Investment Trusts (REITs)	—	34,977,596	—	34,977,596
Real Estate Management & Development	1,061,696	35,394,397	—	36,456,093
Road & Rail	—	23,476,996	—	23,476,996
Semiconductors & Semiconductor Equipment	3,564,827	16,500,464	—	20,065,291
Software	2,664,937	22,163,896	—	24,828,833
Specialty Retail	—	18,504,965	—	18,504,965
Technology Hardware, Storage & Peripherals	—	10,131,750	—	10,131,750
Textiles, Apparel & Luxury Goods	—	28,969,063	—	28,969,063
Tobacco	—	31,763,925	—	31,763,925
Trading Companies & Distributors	896,211	20,066,252	—	20,962,463
Transportation Infrastructure	78,678	11,542,549	—	11,621,227
Water Utilities	—	2,479,301	—	2,479,301
Wireless Telecommunication Services	—	34,423,509	—	34,423,509

Total Common Stocks	$30,456,251	$1,732,385,342	$—	$1,762,841,593

Futures Contracts	647,150	—	—	647,150
Mutual Fund	188,467	—	—	188,467
Preferred Stocks	—	9,509,099	—	9,509,099
Repurchase Agreement	—	8,827,162	—	8,827,162

Total	$31,291,868	$1,750,721,603	$—	$1,782,013,471

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2016, the Fund held two common stocks investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$647,150

Total		$647,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 7.8%
Nationwide Portfolio Completion Fund, Institutional Class *(a)	9,044,900	$87,283,286

Total Alternative Assets (cost $87,391,788)		87,283,286

Equity Funds 87.1%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	3,941,235	34,485,807
Nationwide International Index Fund, Institutional Class(a)	43,817,084	322,493,738
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	8,702,205	156,813,734
Nationwide S&P 500 Index Fund, Institutional Class(a)	22,864,567	334,051,322
Nationwide Small Cap Index Fund, Institutional Class(a)	8,915,063	123,117,020

Total Equity Funds (cost $828,363,713)		970,961,621

Fixed Income Funds 5.1%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	3,326,535	34,063,714
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	2,085,243	22,353,800

Total Fixed Income Funds (cost $54,046,434)		56,417,514

Total Mutual Funds (cost $969,801,935)		1,114,662,421

Total Investments (cost $969,801,935) (b) — 100.0%		1,114,662,421
Liabilities in excess of other assets — 0.0%†		(522,130)

NET ASSETS — 100.0%		$1,114,140,291

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,016,098,763, tax unrealized appreciation and depreciation were $106,275,649 and $(7,711,991), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 75.9%

	Shares	Market Value
Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Institutional Class *(a)	4,872,669	$47,021,256

Total Alternative Assets (cost $46,499,103)		47,021,256

Equity Funds 17.0%
Nationwide International Index Fund, Institutional Class(a)	3,675,066	27,048,488
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,490,743	26,863,180
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,378,769	20,143,821
Nationwide Small Cap Index Fund, Institutional Class(a)	485,525	6,705,104
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,397,041	33,582,539

Total Equity Funds (cost $107,863,321)		114,343,132

Fixed Income Funds 51.9%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	1,310,983	13,424,463
Nationwide Bond Index Fund, Institutional Class(a)	15,929,589	181,756,609
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,572,643	26,935,570
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	625,476	6,705,104
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	9,379,044	94,165,598
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	2,699,817	26,863,180

Total Fixed Income Funds (cost $347,002,251)		349,850,524

Total Mutual Funds (cost $501,364,675)		511,214,912

Fixed Contract 24.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$161,250,353	161,250,353

Total Fixed Contract (cost $161,250,353)		161,250,353

Total Investments (cost $662,615,028) (d) — 99.9%		672,465,265
Other assets in excess of liabilities — 0.1%		780,321

NET ASSETS — 100.0%		$673,245,586

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $665,342,490, tax unrealized appreciation and depreciation were $7,270,488 and $(147,713), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$161,250,353	$161,250,353
Mutual Funds	511,214,912	—	—	511,214,912

Total	$511,214,912	$—	$161,250,353	$672,465,265

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$130,435,078	$130,435,078
Purchases	41,160,238	41,160,238
Sales	(10,344,963)	(10,344,963)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$161,250,353	$161,250,353

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 90.2%

	Shares	Market Value
Alternative Assets 10.8%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	17,832,397	$172,082,633

Total Alternative Assets (cost $172,780,897)		172,082,633

Equity Funds 56.5%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	1,944,921	17,018,062
Nationwide International Index Fund, Institutional Class(a)	41,217,337	303,359,601
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	8,873,130	159,893,797
Nationwide S&P 500 Index Fund, Institutional Class(a)	18,492,823	270,180,151
Nationwide Small Cap Index Fund, Institutional Class(a)	4,682,594	64,666,628
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	5,733,071	80,320,328

Total Equity Funds (cost $798,612,295)		895,438,567

Fixed Income Funds 22.9%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	4,710,172	48,232,156
Nationwide Bond Index Fund, Institutional Class(a)	13,706,535	156,391,559
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,040,752	63,246,673
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	3,018,293	32,356,103
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	6,210,641	62,354,831

Total Fixed Income Funds (cost $357,860,631)		362,581,322

Total Mutual Funds (cost $1,329,253,823)		1,430,102,522

Fixed Contract 9.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$156,083,292	156,083,292

Total Fixed Contract (cost $156,083,292)		156,083,292

Total Investments (cost $1,485,337,115) (d) — 100.0%		1,586,185,814
Liabilities in excess of other assets — 0.0%†		(471,089)

NET ASSETS — 100.0%		$1,585,714,725

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,514,739,452, tax unrealized appreciation and depreciation were $76,385,446 and $(4,939,084), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$156,083,292	$156,083,292
Mutual Funds	1,430,102,522	—	—	1,430,102,522

Total	$1,430,102,522	$—	$156,083,292	$1,586,185,814

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$134,243,622	$134,243,622
Purchases	37,671,095	37,671,095
Sales	(15,831,425)	(15,831,425)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$156,083,292	$156,083,292

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% -3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 9.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	18,585,591	$179,350,949

Total Alternative Assets (cost $179,918,473)		179,350,949

Equity Funds 76.1%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	4,281,688	37,464,769
Nationwide International Index Fund, Institutional Class(a)	64,054,009	471,437,509
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	12,130,066	218,583,798
Nationwide S&P 500 Index Fund, Institutional Class(a)	31,008,880	453,039,743
Nationwide Small Cap Index Fund, Institutional Class(a)	10,555,992	145,778,253
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,952,829	55,379,135

Total Equity Funds (cost $1,165,842,783)		1,381,683,207

Fixed Income Funds 14.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	5,396,538	55,260,550
Nationwide Bond Index Fund, Institutional Class(a)	7,859,140	89,672,783
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,902,582	72,270,035
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	3,457,525	37,064,672

Total Fixed Income Funds (cost $247,599,469)		254,268,040

Total Mutual Funds (cost $1,593,360,725)		1,815,302,196

Total Investments (cost $1,593,360,725) (b) — 100.0%		1,815,302,196
Liabilities in excess of other assets — 0.0%†		(876,209)

NET ASSETS — 100.0%		$1,814,425,987

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,660,567,882, tax unrealized appreciation and depreciation were $163,758,337 and $(9,024,023), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 83.1%

	Shares	Market Value
Alternative Assets 7.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	4,454,319	$42,984,182

Total Alternative Assets (cost $43,039,341)		42,984,182

Equity Funds 37.3%
Nationwide International Index Fund, Institutional Class(a)	8,196,338	60,325,051
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,125,703	38,305,164
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,093,677	59,808,614
Nationwide Small Cap Index Fund, Institutional Class(a)	812,293	11,217,762
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,338,837	32,767,108

Total Equity Funds (cost $183,887,381)		202,423,699

Fixed Income Funds 37.9%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	1,597,665	16,360,086
Nationwide Bond Index Fund, Institutional Class(a)	9,491,321	108,295,973
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,062,559	21,594,989
Nationwide Emerging Markets Debt Fund, Institutional Class(a)	515,333	5,524,373
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	4,286,385	43,035,302
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	1,085,103	10,796,777

Total Fixed Income Funds (cost $204,838,770)		205,607,500

Total Mutual Funds (cost $431,765,492)		451,015,381

Fixed Contract 16.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$91,809,377	91,809,377

Total Fixed Contract (cost $91,809,377)		91,809,377

Total Investments (cost $523,574,869) (d) — 100.0%		542,824,758

Liabilities in excess of other assets — 0.0%†		(88,676)

NET ASSETS — 100.0%		$542,736,082

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $531,718,293, tax unrealized appreciation and depreciation were $12,931,117 and $(1,824,652), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$91,809,377	$91,809,377
Mutual Funds	451,015,381	—	—	451,015,381

Total	$451,015,381	$—	$91,809,377	$542,824,758

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$88,609,884	$88,609,884
Purchases	11,393,566	11,393,566
Sales	(8,194,073)	(8,194,073)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$91,809,377	$91,809,377

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 2.0%
B/E Aerospace, Inc.	81,147	$3,881,667
Curtiss-Wright Corp.	35,378	3,148,288
Esterline Technologies Corp.*	23,554	1,432,790
Huntington Ingalls Industries, Inc.	37,199	6,419,804
KLX, Inc.*	41,958	1,355,243
Orbital ATK, Inc.	46,742	4,072,163
Teledyne Technologies, Inc.*	27,384	2,875,320
Triumph Group, Inc.	39,212	1,208,906

		24,394,181

Airlines 0.4%
JetBlue Airways Corp.*	255,119	4,676,331

Auto Components 0.5%
Dana Holding Corp.	118,786	1,620,241
Gentex Corp.	229,325	4,052,173

		5,672,414

Automobiles 0.2%
Thor Industries, Inc.	36,277	2,776,642

Banks 5.4%
Associated Banc-Corp.	118,990	2,213,214
BancorpSouth, Inc.	67,433	1,606,254
Bank of Hawaii Corp.	34,208	2,357,615
Bank of the Ozarks, Inc.(a)	72,149	2,596,642
Cathay General Bancorp	59,168	1,773,857
Commerce Bancshares, Inc.	66,038	3,122,937
Cullen/Frost Bankers, Inc.(a)	43,344	2,942,624
East West Bancorp, Inc.	114,265	3,910,148
First Horizon National Corp.	184,945	2,692,799
FirstMerit Corp.	131,732	2,796,670
FNB Corp.	166,033	1,984,094
Fulton Financial Corp.	137,634	1,878,704
Hancock Holding Co.	61,528	1,783,697
International Bancshares Corp.	44,286	1,214,322
MB Financial, Inc.	54,453	2,090,451
PacWest Bancorp	90,913	3,759,253
PrivateBancorp, Inc.	63,114	2,789,639
Prosperity Bancshares, Inc.	52,163	2,665,008
Signature Bank*	42,694	5,133,527
SVB Financial Group*	41,022	4,119,429
Synovus Financial Corp.	100,589	3,061,929
TCF Financial Corp.	135,566	1,842,342
Trustmark Corp.	53,679	1,401,022
Umpqua Holdings Corp.	174,816	2,662,448
Valley National Bancorp	176,891	1,604,401
Webster Financial Corp.	72,699	2,614,256

		66,617,282

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	7,577	1,385,682

Biotechnology 0.3%
United Therapeutics Corp.*	35,488	4,294,403

Building Products 0.8%
A.O. Smith Corp.	59,310	5,509,306
Lennox International, Inc.	30,916	4,847,629

		10,356,935

Capital Markets 1.8%
Eaton Vance Corp.	91,216	3,448,877
Federated Investors, Inc., Class B	75,150	2,372,485
Janus Capital Group, Inc.	116,821	1,763,997
Raymond James Financial, Inc.	100,344	5,508,886
SEI Investments Co.	108,220	4,869,900
Stifel Financial Corp.*	52,953	1,871,889
Waddell & Reed Financial, Inc., Class A	63,935	1,167,453
WisdomTree Investments, Inc.(a)	91,213	906,657

		21,910,144

Chemicals 2.8%
Ashland, Inc.	49,439	5,598,473
Cabot Corp.	49,548	2,412,492
Minerals Technologies, Inc.	27,693	1,807,245
NewMarket Corp.	7,903	3,382,010
Olin Corp.	131,207	2,742,226
PolyOne Corp.	67,761	2,376,378
RPM International, Inc.	105,509	5,724,918
Scotts Miracle-Gro Co. (The), Class A	36,097	2,662,154
Sensient Technologies Corp.	35,701	2,635,805
Valspar Corp. (The)	57,764	6,150,133

		35,491,834

Commercial Services & Supplies 1.5%
Clean Harbors, Inc.*	41,627	2,140,460
Copart, Inc.*	79,293	3,999,539
Deluxe Corp.	38,851	2,625,939
Herman Miller, Inc.	47,533	1,557,656
HNI Corp.	35,087	1,829,085
MSA Safety, Inc.	25,212	1,408,847
R.R. Donnelley & Sons Co.	165,730	2,969,882
Rollins, Inc.	74,639	2,103,327

		18,634,735

Communications Equipment 1.5%
ARRIS International PLC*	139,193	3,791,617
Brocade Communications Systems, Inc.	370,924	3,449,593
Ciena Corp.*	102,706	1,970,928
InterDigital, Inc.	27,885	1,646,609
NetScout Systems, Inc.*	74,689	2,089,798
Plantronics, Inc.	26,839	1,294,714
Polycom, Inc.*	106,956	1,325,185
ViaSat, Inc.*	35,637	2,631,080

		18,199,524

Construction & Engineering 1.0%
AECOM*	121,337	4,306,250
EMCOR Group, Inc.	48,168	2,682,958
Granite Construction, Inc.	31,344	1,560,304
KBR, Inc.	113,040	1,584,821
Valmont Industries, Inc.	18,094	2,369,409

		12,503,742

Construction Materials 0.3%
Eagle Materials, Inc.	38,462	3,228,885

Consumer Finance 0.2%
SLM Corp.*	338,898	2,436,677

Containers & Packaging 1.6%
AptarGroup, Inc.	49,901	3,901,260
Bemis Co., Inc.	75,231	3,839,790
Greif, Inc., Class A	20,769	833,460
Packaging Corp. of America	74,897	5,594,057
Silgan Holdings, Inc.	32,111	1,592,064
Sonoco Products Co.	80,166	4,082,854

		19,843,485

Distributors 0.3%
Pool Corp.	33,413	3,417,482

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services 0.7%
DeVry Education Group, Inc.(a)	46,065	$1,025,868
Graham Holdings Co., Class B	3,417	1,719,571
Service Corp. International	154,781	4,290,529
Sotheby’s(a)	41,843	1,355,295

		8,391,263

Diversified Financial Services 1.7%
CBOE Holdings, Inc.	65,001	4,472,069
FactSet Research Systems, Inc.	32,734	5,628,939
MarketAxess Holdings, Inc.	29,821	4,820,863
MSCI, Inc.	69,187	5,952,849

		20,874,720

Electric Utilities 1.8%
Great Plains Energy, Inc.	122,590	3,650,730
Hawaiian Electric Industries, Inc.	85,383	2,651,142
IDACORP, Inc.	39,987	3,232,949
OGE Energy Corp.	158,624	5,102,934
PNM Resources, Inc.	63,267	2,173,854
Westar Energy, Inc.	112,577	6,255,904

		23,067,513

Electrical Equipment 0.5%
Hubbell, Inc.	41,429	4,467,289
Regal Beloit Corp.	35,493	2,165,428

		6,632,717

Electronic Equipment, Instruments & Components 4.0%
Arrow Electronics, Inc.*	72,855	4,844,129
Avnet, Inc.	102,377	4,207,695
Belden, Inc.	33,366	2,442,725
Cognex Corp.	67,386	3,043,825
FEI Co.	32,447	3,453,010
Ingram Micro, Inc., Class A	117,867	4,035,766
IPG Photonics Corp.*	28,987	2,443,314
Jabil Circuit, Inc.	151,357	3,080,115
Keysight Technologies, Inc.*	136,036	3,977,693
Knowles Corp.*(a)	70,583	948,635
National Instruments Corp.	80,121	2,297,870
SYNNEX Corp.	23,046	2,316,814
Tech Data Corp.*	27,847	2,170,117
Trimble Navigation Ltd.*	199,281	5,268,990
VeriFone Systems, Inc.*	87,524	1,676,960
Vishay Intertechnology, Inc.	107,645	1,434,908
Zebra Technologies Corp., Class A*	41,426	2,195,992

		49,838,558

Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	30,135	1,640,248
Ensco PLC, Class A	239,678	2,197,847
Nabors Industries Ltd.	223,707	2,013,363
Noble Corp. PLC	193,219	1,425,956
Oceaneering International, Inc.	77,712	2,166,611
Oil States International, Inc.*	41,152	1,272,420
Patterson-UTI Energy, Inc.	116,882	2,266,342
Rowan Cos. PLC, Class A	99,200	1,511,808
Superior Energy Services, Inc.	120,286	1,920,967

		16,415,562

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	31,030	4,143,746
Sprouts Farmers Market, Inc.*	112,288	2,597,222
SUPERVALU, Inc.*	211,418	1,031,720
United Natural Foods, Inc.*	39,990	1,998,700

		9,771,388

Food Products 3.0%
Dean Foods Co.(a)	72,849	1,344,793
Flowers Foods, Inc.	144,996	2,666,476
Hain Celestial Group, Inc. (The)*	81,906	4,323,818
Ingredion, Inc.	57,106	7,608,803
Lancaster Colony Corp.	15,427	2,004,893
Post Holdings, Inc.*	50,927	4,413,843
Snyder’s-Lance, Inc.	62,757	2,150,055
Tootsie Roll Industries, Inc.(a)	14,759	548,002
TreeHouse Foods, Inc.*	44,795	4,622,396
WhiteWave Foods Co. (The)*	140,097	7,773,982

		37,457,061

Gas Utilities 2.5%
Atmos Energy Corp.	81,081	6,469,453
National Fuel Gas Co.	67,347	3,805,779
New Jersey Resources Corp.	68,252	2,541,704
ONE Gas, Inc.	41,543	2,698,633
Questar Corp.	139,026	3,499,284
Southwest Gas Corp.	37,651	2,917,953
UGI Corp.	136,596	6,182,335
WGL Holdings, Inc.	39,616	2,804,417

		30,919,558

Health Care Equipment & Supplies 4.1%
ABIOMED, Inc.*	31,014	3,658,721
Align Technology, Inc.*	58,032	5,173,553
Cooper Cos., Inc. (The)	38,441	7,014,329
Halyard Health, Inc.*	37,100	1,283,289
Hill-Rom Holdings, Inc.	45,149	2,412,311
IDEXX Laboratories, Inc.*	71,223	6,680,005
LivaNova PLC*(a)	33,754	1,756,896
ResMed, Inc.	111,249	7,662,831
STERIS PLC	68,207	4,839,287
Teleflex, Inc.	34,657	6,249,004
West Pharmaceutical Services, Inc.	58,089	4,663,385

		51,393,611

Health Care Providers & Services 2.1%
Amsurg Corp.*	42,556	3,192,126
Community Health Systems, Inc.*(a)	89,672	1,145,111
LifePoint Health, Inc.*	34,279	2,028,631
MEDNAX, Inc.*	74,514	5,134,760
Molina Healthcare, Inc.*	32,605	1,852,290
Owens & Minor, Inc.	49,788	1,777,930
Tenet Healthcare Corp.*	78,325	2,397,528
VCA, Inc.*	64,180	4,578,601
WellCare Health Plans, Inc.*	35,051	3,743,447

		25,850,424

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	150,425	2,124,001

Hotels, Restaurants & Leisure 2.5%
Brinker International, Inc.	45,393	2,139,826
Buffalo Wild Wings, Inc.*	14,962	2,513,018
Cheesecake Factory, Inc. (The)	35,841	1,854,055
Churchill Downs, Inc.	9,550	1,252,292
Cracker Barrel Old Country Store, Inc.(a)	19,015	2,993,151
Domino’s Pizza, Inc.	39,869	5,872,704
Dunkin’ Brands Group, Inc.	72,834	3,300,109
International Speedway Corp., Class A	20,572	694,716
Jack in the Box, Inc.	25,875	2,287,091
Panera Bread Co., Class A*	18,269	4,006,757
Texas Roadhouse, Inc.	50,018	2,361,850
Wendy’s Co. (The)	173,778	1,678,695

		30,954,264

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Durables 1.7%
CalAtlantic Group, Inc.	59,306	$2,147,470
Helen of Troy Ltd.*	22,410	2,232,260
KB Home(a)	66,325	1,041,303
NVR, Inc.*	2,899	4,942,795
Tempur Sealy International, Inc.*(a)	48,531	3,670,400
Toll Brothers, Inc.*	121,344	3,398,845
TRI Pointe Group, Inc.*	115,851	1,558,196
Tupperware Brands Corp.	40,109	2,514,032

		21,505,301

Household Products 0.2%
Energizer Holdings, Inc.	49,132	2,531,772

Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp.*	50,556	687,562

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	50,991	5,266,860

Information Technology Services 3.6%
Acxiom Corp.*	61,791	1,418,103
Broadridge Financial Solutions, Inc.	94,441	6,391,767
Computer Sciences Corp.	109,765	5,250,060
Convergys Corp.	76,837	2,047,706
CoreLogic, Inc.*	70,148	2,825,561
DST Systems, Inc.	25,186	3,106,189
Gartner, Inc.*	65,446	6,560,961
Jack Henry & Associates, Inc.	62,679	5,594,101
Leidos Holdings, Inc.(a)	51,079	2,554,461
MAXIMUS, Inc.	51,579	3,039,035
NeuStar, Inc., Class A*(a)	39,703	1,000,119
Science Applications International Corp.	32,909	1,999,551
WEX, Inc.*	30,722	2,878,037

		44,665,651

Insurance 4.7%
Alleghany Corp.*	12,271	6,669,288
American Financial Group, Inc.	56,573	4,135,486
Aspen Insurance Holdings Ltd.	48,570	2,232,277
Brown & Brown, Inc.	91,425	3,351,640
CNO Financial Group, Inc.	143,018	2,484,223
Endurance Specialty Holdings Ltd.	49,003	3,314,073
Everest Re Group Ltd.	33,965	6,419,725
First American Financial Corp.	86,772	3,627,937
Genworth Financial, Inc., Class A*	396,329	1,133,501
Hanover Insurance Group, Inc. (The)	34,123	2,809,688
Kemper Corp.	38,424	1,316,790
Mercury General Corp.	27,218	1,507,061
Old Republic International Corp.	193,897	3,757,724
Primerica, Inc.	38,315	1,973,606
Reinsurance Group of America, Inc.	51,037	5,065,422
RenaissanceRe Holdings Ltd.	34,275	4,027,998
W.R. Berkley Corp.	78,067	4,542,719

		58,369,158

Internet & Catalog Retail 0.1%
HSN, Inc.	25,331	1,295,934

Internet Software & Services 0.6%
comScore, Inc.*	37,379	969,985
j2 Global, Inc.	36,736	2,455,434
Rackspace Hosting, Inc.*	85,140	1,994,830
WebMD Health Corp.*(a)	30,752	1,876,180

		7,296,429

Leisure Products 0.9%
Brunswick Corp.	72,337	3,589,362
Polaris Industries, Inc.(a)	48,003	4,740,296
Vista Outdoor, Inc.*	48,574	2,431,129

		10,760,787

Life Sciences Tools & Services 1.7%
Bio-Rad Laboratories, Inc., Class A*	16,556	2,402,110
Bio-Techne Corp.	29,543	3,321,224
Charles River Laboratories International, Inc.*	37,141	3,265,808
Mettler-Toledo International, Inc.*	21,317	8,765,764
PAREXEL International Corp.*	42,678	2,853,024

		20,607,930

Machinery 4.3%
AGCO Corp.	56,329	2,712,805
CLARCOR, Inc.	38,718	2,410,583
Crane Co.	39,290	2,447,767
Donaldson Co., Inc.	97,901	3,537,163
Graco, Inc.	44,217	3,272,500
IDEX Corp.	60,290	5,413,439
ITT, Inc.	71,120	2,255,215
Joy Global, Inc.	77,819	2,150,139
Kennametal, Inc.	63,299	1,573,613
Lincoln Electric Holdings, Inc.	49,880	3,095,553
Nordson Corp.	42,534	3,755,327
Oshkosh Corp.	58,136	3,202,712
Terex Corp.	86,315	2,083,644
Timken Co. (The)	55,480	1,855,806
Toro Co. (The)	43,763	4,024,008
Trinity Industries, Inc.	121,449	2,818,831
Wabtec Corp.	71,780	4,916,930
Woodward, Inc.	44,263	2,591,156

		54,117,191

Marine 0.2%
Kirby Corp.*	42,725	2,328,085

Media 1.6%
AMC Networks, Inc., Class A*	48,409	2,679,922
Cable One, Inc.	3,490	1,828,341
Cinemark Holdings, Inc.	83,810	3,151,256
DreamWorks Animation SKG, Inc., Class A*	56,921	2,332,053
John Wiley & Sons, Inc., Class A	38,551	2,224,393
Live Nation Entertainment, Inc.*	115,828	3,176,004
Meredith Corp.	29,933	1,630,750
New York Times Co. (The), Class A	98,267	1,275,506
Time, Inc.	84,463	1,379,281

		19,677,506

Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	86,557	1,541,580
Carpenter Technology Corp.	37,560	1,474,230
Commercial Metals Co.	92,355	1,527,552
Compass Minerals International, Inc.(a)	26,797	1,864,803
Reliance Steel & Aluminum Co.	57,084	4,477,669
Royal Gold, Inc.	51,823	4,381,116
Steel Dynamics, Inc.	193,220	5,182,160
United States Steel Corp.	116,291	3,196,840
Worthington Industries, Inc.	36,126	1,600,743

		25,246,693

Multiline Retail 0.3%
Big Lots, Inc.	35,349	1,879,860
J.C. Penney Co., Inc.*(a)	243,261	2,349,901

		4,229,761

Multi-Utilities 0.8%
Black Hills Corp.(a)	40,713	2,566,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Multi-Utilities (continued)
MDU Resources Group, Inc.	155,054	$3,729,049
Vectren Corp.	65,772	3,402,385

		9,698,389

Oil, Gas & Consumable Fuels 2.0%
CONSOL Energy, Inc.(a)	182,010	3,527,354
Denbury Resources, Inc.*(a)	278,890	808,781
Energen Corp.	77,129	3,654,372
Gulfport Energy Corp.*	99,702	2,900,331
HollyFrontier Corp.	140,255	3,565,282
QEP Resources, Inc.	188,149	3,424,312
SM Energy Co.(a)	54,121	1,468,303
Western Refining, Inc.	64,106	1,336,610
World Fuel Services Corp.	56,248	2,677,405
WPX Energy, Inc.*	219,393	2,191,736

		25,554,486

Paper & Forest Products 0.3%
Domtar Corp.	49,833	1,961,925
Louisiana-Pacific Corp.*	113,824	2,299,245

		4,261,170

Personal Products 0.4%
Avon Products, Inc.	346,055	1,408,444
Edgewell Personal Care Co.*	47,160	3,990,207

		5,398,651

Pharmaceuticals 0.5%
Akorn, Inc.*	66,485	2,275,781
Catalent, Inc.*	85,211	2,176,289
Prestige Brands Holdings, Inc.*	41,940	2,243,790

		6,695,860

Professional Services 0.6%
CEB, Inc.	25,961	1,558,698
FTI Consulting, Inc.*	32,800	1,405,152
ManpowerGroup, Inc.	57,442	3,986,475

		6,950,325

Real Estate Investment Trusts (REITs) 11.5%
Alexandria Real Estate Equities, Inc.	58,460	6,565,058
American Campus Communities, Inc.	103,774	5,611,060
Camden Property Trust	69,277	6,206,526
Care Capital Properties, Inc.	66,737	1,974,080
Communications Sales & Leasing, Inc.	108,471	3,371,279
Corporate Office Properties Trust	75,459	2,260,752
Corrections Corp. of America	93,319	2,990,874
DCT Industrial Trust, Inc.	70,674	3,549,248
Douglas Emmett, Inc.	111,699	4,249,030
Duke Realty Corp.	275,390	7,928,478
Education Realty Trust, Inc.	52,511	2,527,880
EPR Properties	50,523	4,244,942
Equity One, Inc.	72,537	2,413,306
First Industrial Realty Trust, Inc.	92,429	2,723,883
Healthcare Realty Trust, Inc.	89,682	3,242,901
Highwoods Properties, Inc.	77,426	4,314,177
Hospitality Properties Trust	120,402	3,842,028
Kilroy Realty Corp.	73,385	5,372,516
Lamar Advertising Co., Class A	65,237	4,426,983
LaSalle Hotel Properties	89,946	2,478,012
Liberty Property Trust	116,496	4,820,604
Mack-Cali Realty Corp.	71,497	2,016,215
Medical Properties Trust, Inc.	189,821	2,980,190
Mid-America Apartment Communities, Inc.	59,930	6,353,779
National Retail Properties, Inc.	114,531	6,088,468
Omega Healthcare Investors, Inc.	131,801	4,547,134
Post Properties, Inc.	42,927	2,729,728
Potlatch Corp.	32,525	1,244,081
Rayonier, Inc.	97,807	2,662,307
Regency Centers Corp.	81,620	6,931,987
Senior Housing Properties Trust	188,665	4,190,250
Sovran Self Storage, Inc.	36,864	3,773,768
Tanger Factory Outlet Centers, Inc.	75,661	3,158,090
Taubman Centers, Inc.	47,858	3,872,669
Urban Edge Properties	73,813	2,207,747
Weingarten Realty Investors	90,993	3,929,988
WP Glimcher, Inc.	147,455	1,869,729

		143,669,747

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	36,658	1,444,325
Jones Lang LaSalle, Inc.	35,861	3,925,704

		5,370,029

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A*	45,226	2,928,383
Landstar System, Inc.	33,659	2,372,623
Old Dominion Freight Line, Inc.*	54,564	3,800,928
Werner Enterprises, Inc.	35,681	896,307

		9,998,241

Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.*(a)	510,643	3,503,011
Cree, Inc.*(a)	80,186	2,293,320
Cypress Semiconductor Corp.(a)	249,843	2,908,172
Fairchild Semiconductor International, Inc.*	90,251	1,781,555
Integrated Device Technology, Inc.*	107,555	2,365,134
Intersil Corp., Class A	105,327	1,609,397
Microsemi Corp.*	89,285	3,482,115
Silicon Laboratories, Inc.*	30,686	1,634,950
Synaptics, Inc.*	29,140	1,513,823
Teradyne, Inc.	162,308	3,205,583

		24,297,060

Software 4.4%
ACI Worldwide, Inc.*	94,582	1,873,669
ANSYS, Inc.*	70,071	6,261,545
Cadence Design Systems, Inc.*	239,671	5,764,087
CDK Global, Inc.	123,364	7,129,206
CommVault Systems, Inc.*	33,383	1,727,236
Fair Isaac Corp.	24,947	3,159,288
Fortinet, Inc.*	115,898	4,020,502
Manhattan Associates, Inc.*	58,003	3,367,074
Mentor Graphics Corp.	79,869	1,706,002
PTC, Inc.*	91,003	3,615,549
Synopsys, Inc.*	120,382	6,519,889
Tyler Technologies, Inc.*	26,154	4,263,625
Ultimate Software Group, Inc. (The)*	22,919	4,792,363

		54,200,035

Specialty Retail 2.2%
Aaron’s, Inc.	51,321	1,229,138
Abercrombie & Fitch Co., Class A	53,370	1,105,293
American Eagle Outfitters, Inc.	131,953	2,364,598
Ascena Retail Group, Inc.*(a)	136,462	1,109,436
Cabela’s, Inc.*	38,267	1,975,725
Chico’s FAS, Inc.	106,602	1,280,290
CST Brands, Inc.	60,085	2,687,001
Dick’s Sporting Goods, Inc.	71,567	3,670,671
GameStop Corp., Class A(a)	83,159	2,573,771
Guess?, Inc.	50,976	750,367

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Murphy USA, Inc.*	29,426	$2,255,209
Office Depot, Inc.*	392,549	1,358,219
Restoration Hardware Holdings, Inc.*(a)	29,721	915,704
Williams-Sonoma, Inc.	65,663	3,551,055

		26,826,477

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	84,583	1,132,566
Diebold, Inc.	51,747	1,461,335
Lexmark International, Inc., Class A	49,223	1,805,008
NCR Corp.*	98,380	3,243,589

		7,642,498

Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	40,445	4,095,056
Deckers Outdoor Corp.*	25,761	1,700,484
Fossil Group, Inc.*	32,906	1,039,830
Kate Spade & Co.*	101,808	2,208,215
Skechers U.S.A., Inc., Class A*	105,650	2,537,713

		11,581,298

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.(a)	386,082	5,578,885
Washington Federal, Inc.	73,114	1,827,850

		7,406,735

Trading Companies & Distributors 0.7%
GATX Corp.(a)	33,460	1,496,666
MSC Industrial Direct Co., Inc., Class A	38,299	2,751,017
NOW, Inc.*	85,144	1,558,987
Watsco, Inc.	20,448	2,945,330

		8,752,000

Water Utilities 0.4%
Aqua America, Inc.	140,580	4,869,691

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	75,114	2,365,340

Total Common Stocks (cost $915,226,734)		1,213,655,670

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b)(c)	957,264	957,264

Total Mutual Fund (cost $957,264)		957,264

Repurchase Agreement 3.6%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $44,836,097, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $45,731,697.(c)	$44,834,976	44,834,976
Total Repurchase Agreement (cost $44,834,976)		$44,834,976

Total Investments (cost $961,018,974) (d) — 101.2%		1,259,447,910
Liabilities in excess of other assets — (1.2%)		(15,303,798)

NET ASSETS — 100.0%		$1,244,144,112

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $42,643,182.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $45,792,240.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $975,502,177, tax unrealized appreciation and depreciation were $347,796,562 and $(63,850,829), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
193	S&P MID 400 E-Mini	09/16/16	$30,048,170	$1,079,833

At January 31, 2015, the Fund has $1,203,800 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,213,655,670	$—	$—	$1,213,655,670
Futures Contracts	1,079,833	—	—	1,079,833
Mutual Fund	957,264	—	—	957,264
Repurchase Agreement	—	44,834,976	—	44,834,976

Total	$1,215,692,767	$44,834,976	$—	$1,260,527,743

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,079,833

Total		$1,079,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Money Market Fund

Certificates of Deposit 8.7%

	Principal Amount	Market Value
Banking 8.7%
Bank of Montreal, 0.65%, 08/11/16(a)	$13,000,000	$13,000,000
Bank of Nova Scotia, Toronto, 0.80%, 08/05/16(a)	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.42%, 08/01/16	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 0.85%, 08/24/16	10,000,000	10,000,000
Standard Chartered Bank PLC 0. 80%, 08/04/16	5,750,000	5,750,122
0.64%, 09/21/16	10,000,000	10,000,000

		68,750,122

Total Certificates of Deposit (cost $68,750,122)		68,750,122

Commercial Paper 70.5%

	Principal Amount	Market Value
Banking 7.6%
Antalis S.A., 0.70%, 09/30/16(b)	5,000,000	4,994,167
ASB Finance Ltd., 0.93%, 08/26/16(b)	10,000,000	9,993,611
Bank of Montreal, 0.85%, 09/19/16	5,000,000	4,994,215
BNP Paribas SA, 0.41%, 08/02/16(b)	15,000,000	14,999,829
Cancara Asset Securitization LLC, 0.70%, 09/23/16(b)	10,000,000	9,989,694
Credit Suisse AG, 0.67%, 08/31/16	500,000	499,721
Gotham Funding Corp., 0.60%, 08/23/16(b)	5,000,000	4,998,167
LMA-Americas LLC, 0.53%, 08/04/16(b)	5,000,000	4,999,779
Nationwide Building Society, 0.72%, 09/29/16(b)	5,000,000	4,994,100

		60,463,283

Diversified 4.3%
Parker-Hannifin Corp. 0.52%, 08/03/16(b)	12,500,000	12,499,639
0.52%, 08/11/16(b)	17,200,000	17,197,516
0.54%, 08/18/16(b)	4,100,000	4,098,954

		33,796,109

Electrical Equipment 4.3%
Emerson Electric Co. 0.38%, 08/01/16(b)	20,000,000	20,000,000
0.41%, 08/15/16(b)	6,000,000	5,999,043
0.43%, 08/23/16(b)	8,000,000	7,997,898

		33,996,941

Finance-Automotive 9.5%
American Honda Finance Corp. 0.41%, 08/03/16	8,000,000	7,999,818
0.54%, 08/04/16	14,000,000	13,999,370
0.53%, 08/16/16	5,000,000	4,998,896
BMW US Capital LLC 0.41%, 08/02/16(b)	18,000,000	17,999,795
0.41%, 08/08/16(b)	5,000,000	4,999,601
Toyota Credit Canada Inc. 0.72%, 09/19/16	7,200,000	7,192,944
0.77%, 09/29/16	18,000,000	17,977,482

		75,167,906

Finance-Commercial 3.1%
Atlantic Asset Securitization LLC 0.60%, 08/12/16(b)	10,000,000	9,998,167
0.70%, 09/29/16(b)	14,350,000	14,333,537

		24,331,704

Finance-Retail 17.1%
Barton Capital S.A. 0.63%, 08/12/16(b)	5,000,000	4,999,038
0.64%, 09/14/16(b)	9,400,000	9,392,647
0.62%, 09/29/16(b)	9,500,000	9,490,347
CAFCO, LLC, 0.45%, 08/22/16(b)	8,000,000	7,997,900
Chariot Funding LLC, 0.93%, 09/20/16(b)	5,000,000	4,993,611
CHARTA, LLC, 0.63%, 09/07/16(b)	11,000,000	10,992,877
Fairway Finance Co. LLC, 0.83%, 09/12/16(a)(b)	5,000,000	5,000,000
Jupiter Securitization Co. LLC, 0.45%, 08/26/16(b)	25,000,000	24,992,187
Sheffield Receivables Co. LLC 0.86%, 09/23/16(b)	500,000	499,367
0.77%, 09/27/16(b)	4,550,000	4,544,450
0.70%, 09/28/16(b)	19,000,000	18,978,572
0.70%, 09/30/16(b)	16,200,000	16,181,100
Starbird Funding Corp. 0.77%, 09/07/16(a)(b)	5,000,000	5,000,000
0.63%, 09/13/16(b)	12,500,000	12,490,594

		135,552,690

Finance-Securities 5.0%
Anglesea Funding LLC 0.67%, 08/01/16(b)	20,000,000	20,000,000
0.65%, 08/02/16(b)	2,000,000	1,999,964
0.73%, 08/19/16(b)	10,000,000	9,996,350
0.63%, 09/22/16(b)	8,000,000	7,992,720

		39,989,034

Municipal 4.9%
Kaiser Foundation Hospital 0.67%, 08/01/16	10,000,000	10,000,000
0.68%, 09/08/16	6,600,000	6,595,263
0.58%, 09/14/16	5,500,000	5,496,107
0.65%, 09/19/16	15,000,000	14,986,729
0.64%, 09/21/16	2,019,000	2,017,170

		39,095,269

Pharmaceuticals and Health Care 2.9%
Novartis Finance Corp. 0.38%, 08/01/16(b)	8,000,000	8,000,000
0.49%, 08/15/16(b)	6,500,000	6,498,761
0.46%, 08/29/16(b)	4,000,000	3,998,569
Novartis Securities Investment Ltd. 0.38%, 08/01/16(b)	400,000	400,000
0.46%, 08/29/16(b)	4,100,000	4,098,533

		22,995,863

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value
Sovereign 11.8%
Caisse des Depots et Consignations (CDC) 0.48%, 08/25/16(b)	$10,000,000	$9,996,800
0.63%, 09/16/16(b)	10,000,000	9,991,950
Erste Abwicklungsanstalt 0.40%, 08/04/16(b)	3,500,000	3,499,883
0.68%, 08/09/16(b)	5,000,000	4,999,244
0.66%, 08/15/16(b)	8,000,000	7,997,947
0.66%, 08/17/16(b)	5,000,000	4,998,533
0.45%, 08/30/16(b)	9,000,000	8,996,738
0.72%, 09/09/16(b)	5,000,000	4,996,127
0.66%, 09/29/16(b)	3,500,000	3,496,214
KFW, 0.40%, 08/08/16(b)	35,000,000	34,997,278

		93,970,714

Total Commercial Paper (cost $559,359,513)		559,359,513

Corporate Bonds 2.1%

	Principal Amount	Market Value
Banking 2.1%
Commonwealth Bank of Australia, 1.15%, 09/20/16(a)(b)	2,000,000	2,000,810
Wells Fargo Bank, NA, 0.85%, 08/19/16(a)	15,000,000	15,000,000

		17,000,810

Total Corporate Bonds (cost $17,000,810)		17,000,810

U.S. Government Sponsored & Agency Obligations 1.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp., 0.63%, 01/08/18(a)	8,000,000	8,000,000
Federal National Mortgage Association, 0.64%, 01/11/18(a)	5,000,000	5,000,000

		13,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $13,000,000)		13,000,000

U.S. Treasury Note 1.3%

	Principal Amount	Market Value
U.S. Treasury Note, 1.00%, 08/31/16	10,000,000	10,005,556

Total U.S. Treasury Note (cost $10,005,556)		10,005,556

Mutual Funds 5.2%

	Shares	Market Value
Asset Management 5.2%
Federated Government Obligations Fund, Premier Shares, 0.27%(c)	1,000,000	1,000,000
Federated Institutional Prime Obligations Fund, Institutional Shares, 0.33%(c)	38,974,915	38,974,915
Federated Treasury Obligations Fund, Institutional Shares, 0.20%(c)	1,000,000	1,000,000

Total Mutual Funds (cost $40,974,915)		40,974,915

Repurchase Agreements 11.5%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.32%, dated 07/29/16, due 08/03/16, repurchase price $40,001,778, collateralized by U.S. Government Agency Securities, ranging from 1.90% - 4.00%, maturing 11/01/35 - 12/01/45; total market value $41,201,268.	$40,000,000	40,000,000
ING Financial Markets LLC, 0.34%, dated 07/29/16, due 08/01/16, repurchase price $51,115,448, collateralized by U.S. Government Agency Securities, ranging from 0.79% - 4.00%, maturing 03/15/36 - 10/25/40; total market value $52,647,709.	51,114,000	51,114,000

Total Repurchase Agreements (cost $91,114,000)		91,114,000

Total Investments (cost $800,204,916) (d) — 100.9%		800,204,916
Liabilities in excess of other assets — (0.9)%		(7,237,636)

NET ASSETS — 100.0%		$792,967,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $464,602,608 which represents 58.59% of net assets.
(c)	Represents 7-day effective yield as of July 31, 2016.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $800,204,916, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$68,750,122	$—	$68,750,122
Commercial Paper	—	559,359,513	—	559,359,513
Corporate Bonds	—	17,000,810	—	17,000,810
Mutual Funds	40,974,915	—	—	40,974,915
Repurchase Agreements	—	91,114,000	—	91,114,000
U.S. Government Sponsored & Agency Obligations	—	13,000,000	—	13,000,000
U.S. Treasury Note	—	10,005,556	—	10,005,556

Total	$40,974,915	$759,230,001	$—	$800,204,916

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 11.4%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 10.3%
Acadia Realty Trust	6,247	$235,262
Activia Properties, Inc.	45	235,543
AEON REIT Investment Corp.	93	117,727
Alexandria Real Estate Equities, Inc.	6,397	718,383
American Campus Communities, Inc.	10,804	584,172
American Homes 4 Rent, Class A	13,464	292,169
Apartment Investment & Management Co., Class A	14,437	663,669
Apple Hospitality REIT, Inc.	12,554	255,725
Argosy Property Ltd.	49,396	41,024
Artis Real Estate Investment Trust	10,600	110,818
Ascendas Real Estate Investment Trust	207,600	380,444
Ashford Hospitality Prime, Inc.	2,722	40,939
Ashford Hospitality Trust, Inc.	9,931	59,189
AvalonBay Communities, Inc.	11,635	2,160,038
Befimmo SA	1,736	117,982
Beni Stabili SpA SIIQ	87,283	57,159
Big Yellow Group PLC	11,274	105,694
Boardwalk Real Estate Investment Trust	2,400	103,103
Boston Properties, Inc.	13,252	1,883,507
Brandywine Realty Trust	17,935	302,564
British Land Co. PLC (The)	91,429	811,421
Brixmor Property Group, Inc.	4,720	134,048
BWP Trust	42,686	124,134
Cambridge Industrial Trust	38,441	15,760
Camden Property Trust	7,008	627,847
Canadian Apartment Properties REIT	5,100	127,534
Canadian Real Estate Investment Trust	1,400	53,667
CapitaLand Commercial Trust	182,200	205,126
CapitaLand Mall Trust	213,700	342,417
Care Capital Properties, Inc.	7,465	220,815
CBL & Associates Properties, Inc.	15,863	194,956
Cedar Realty Trust, Inc.	7,536	60,589
Champion REIT	20,000	11,559
Charter Hall Retail REIT	23,537	85,969
Cofinimmo SA	987	123,324
Colony Starwood Homes	3,188	104,439
Columbia Property Trust, Inc.	9,293	225,820
Corporate Office Properties Trust	8,533	255,649
Cousins Properties, Inc.	17,560	186,838
Crombie Real Estate Investment Trust	1,800	21,741
CubeSmart	15,991	475,093
Daiwa Office Investment Corp.	29	172,972
DCT Industrial Trust, Inc.	7,550	379,161
DDR Corp.	27,973	552,187
Derwent London PLC	11,322	425,818
Dexus Property Group	83,517	620,254
DiamondRock Hospitality Co.	17,670	173,519
Digital Realty Trust, Inc.	12,589	1,315,047
Douglas Emmett, Inc.	12,793	486,646
Dream Office Real Estate Investment Trust	5,400	78,251
Duke Realty Corp.	30,981	891,943
DuPont Fabros Technology, Inc.	6,499	310,847
EastGroup Properties, Inc.	2,799	206,062
Education Realty Trust, Inc.	5,381	259,041
Equity Commonwealth*	10,395	312,058
Equity LifeStyle Properties, Inc.	6,826	561,370
Equity One, Inc.	7,586	252,386
Equity Residential	31,562	2,145,900
Essex Property Trust, Inc.	5,543	1,296,397
Eurocommercial Properties NV CVA-NL	4,518	200,130
Extra Space Storage, Inc.	10,912	938,650
Federal Realty Investment Trust	5,862	994,781
FelCor Lodging Trust, Inc.	12,067	76,626
First Industrial Realty Trust, Inc.	10,462	308,315
First Potomac Realty Trust	5,630	56,919
Fonciere des Regions	4,168	392,199
Forest City Realty Trust, Inc., Class A	19,663	465,030
Franklin Street Properties Corp.	8,097	103,804
Frontier Real Estate Investment Corp.	38	203,523
Fukuoka REIT Corp.	34	70,428
Gecina SA	3,107	470,907
General Growth Properties, Inc.	52,331	1,671,976
Global One Real Estate Investment Corp.	14	55,637
Goodman Group	141,851	813,572
Goodman Property Trust	29,891	28,694
GPT Group (The)	156,389	667,001
Great Portland Estates PLC	35,551	321,395
Growthpoint Properties Ltd.	214,703	407,433
H&R Real Estate Investment Trust	9,780	174,155
Hammerson PLC	60,549	446,964
HCP, Inc.	42,115	1,652,172
Healthcare Realty Trust, Inc.	8,026	290,220
Hersha Hospitality Trust	3,418	64,600
Highwoods Properties, Inc.	8,320	463,590
Hoshino Resorts REIT, Inc.	7	85,773
Hospitality Properties Trust	13,972	445,847
Host Hotels & Resorts, Inc.	65,218	1,156,967
Hudson Pacific Properties, Inc.	7,957	269,026
Hulic Reit, Inc.	79	139,590
Hyprop Investments Ltd.	22,048	214,341
Immobiliare Grande Distribuzione SIIQ SpA	45,509	39,732
InnVest Real Estate Investment Trust	5,400	29,075
Intu Properties PLC	64,096	254,162
Investa Office Fund	44,577	155,265
Is Gayrimenkul Yatirim Ortakligi AS	37,133	20,525
Japan Excellent, Inc.	103	145,889
Japan Prime Realty Investment Corp.	77	338,986
Japan Real Estate Investment Corp.	110	665,017
Japan Rental Housing Investments, Inc.	127	109,021
Japan Retail Fund Investment Corp.	220	541,283
Kenedix Office Investment Corp.	35	218,973
Kenedix Residential Investment Corp.	27	73,623
Kenedix Retail REIT Corp.*	37	101,130
Keppel REIT	83,900	66,803
Kilroy Realty Corp.	8,677	635,243
Kimco Realty Corp.	38,243	1,227,600
Kite Realty Group Trust	7,396	224,912
Kiwi Property Group Ltd.	90,472	102,000
Klepierre	18,323	878,605
Land Securities Group PLC	68,981	998,600
LaSalle Hotel Properties	9,564	263,488
Liberty Property Trust	12,505	517,457
Link REIT	181,000	1,352,275
LTC Properties, Inc.	2,592	138,750
Macerich Co. (The)	10,690	953,976
Mack-Cali Realty Corp.	8,425	237,585
Mapletree Logistics Trust	60,600	47,814
MCUBS MidCity Investment Corp.	22	80,302
Mid-America Apartment Communities, Inc.	6,534	692,735
Monogram Residential Trust, Inc.	14,244	152,553
Mori Hills REIT Investment Corp.	117	184,131
MORI TRUST Sogo Reit, Inc.	68	126,254
National Storage Affiliates Trust	2,048	43,766
New York REIT, Inc.	11,600	110,664
NexPoint Residential Trust, Inc.	1,796	35,004
Nippon Building Fund, Inc.	122	750,692
Orix JREIT, Inc.	194	357,832
Parkway Properties, Inc.	8,653	150,303
Pebblebrook Hotel Trust	6,400	189,760
Pennsylvania Real Estate Investment Trust	7,682	195,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	10,623	$233,069
Post Properties, Inc.	4,006	254,742
Precinct Properties New Zealand Ltd.	41,579	37,729
Premier Investment Corp.	73	99,855
Prologis, Inc.	46,156	2,515,040
PS Business Parks, Inc.	1,264	140,165
Public Storage	12,713	3,037,390
Ramco-Gershenson Properties Trust	7,170	142,253
Regency Centers Corp.	8,282	703,390
Retail Opportunity Investments Corp.	8,722	199,123
Rexford Industrial Realty, Inc.	5,156	117,866
RioCan Real Estate Investment Trust	12,500	277,448
RLJ Lodging Trust	11,433	271,419
SA Corporate Real Estate Fund Nominees Pty Ltd.	165,090	66,499
Saul Centers, Inc.	1,041	69,924
Scentre Group	458,138	1,846,513
Segro PLC	50,337	294,943
Senior Housing Properties Trust	21,066	467,876
Seritage Growth Properties	1,198	59,972
Shaftesbury PLC	16,154	199,504
Silver Bay Realty Trust Corp.	2,275	40,996
Simon Property Group, Inc.	26,734	6,069,687
SL Green Realty Corp.	8,696	1,024,563
Smart Real Estate Investment Trust	5,400	159,272
Sovran Self Storage, Inc.	3,967	406,102
Sun Communities, Inc.	5,343	422,898
Sunstone Hotel Investors, Inc.	18,475	245,718
Suntec Real Estate Investment Trust	241,900	302,732
Tanger Factory Outlet Centers, Inc.	7,596	317,057
Taubman Centers, Inc.	4,468	361,551
Tier REIT, Inc.	3,868	67,419
Tokyu REIT, Inc.	67	95,725
Top REIT, Inc.	5	21,330
UDR, Inc.	22,942	854,131
Unibail-Rodamco SE	8,678	2,390,979
United Urban Investment Corp.	253	472,977
Universal Health Realty Income Trust	1,882	112,299
Urban Edge Properties	8,411	251,573
Vastned Retail NV	1,496	62,784
Ventas, Inc.	29,997	2,284,572
Vornado Realty Trust	15,801	1,697,027
Washington Real Estate Investment Trust	5,678	194,699
Weingarten Realty Investors	10,659	460,362
Welltower, Inc.	31,668	2,512,222
Wereldhave NV	2,861	138,516
Westfield Corp.	166,126	1,350,473
Workspace Group PLC	11,587	108,170
WP Glimcher, Inc.	17,505	221,963
Xenia Hotels & Resorts, Inc.	9,511	170,818

		84,224,531

Real Estate Management & Development 1.1%
Aeon Mall Co., Ltd.	10,730	144,157
Atrium European Real Estate Ltd.*	4,201	18,506
Ayala Land, Inc.	495,200	415,418
BR Malls Participacoes SA*	61,410	266,292
Buwog AG*	2,508	60,826
CA Immobilien Anlagen AG*	5,502	103,399
Capital & Counties Properties PLC	77,816	299,261
CapitaLand Ltd.	238,400	566,042
Castellum AB	22,117	334,501
Central Pattana PCL	75,800	125,232
Daibiru Corp.	7,700	74,175
Fabege AB	14,004	250,023
First Capital Realty, Inc.	4,700	83,478
Gateway Lifestyle	7,531	16,436
Global Logistic Properties Ltd.	306,000	438,810
Grainger PLC	26,157	75,192
Hang Lung Properties Ltd.	176,000	381,425
Heiwa Real Estate Co., Ltd.	6,000	78,815
Hongkong Land Holdings Ltd.	93,500	590,778
Hulic Co., Ltd.	30,800	319,481
Hysan Development Co., Ltd.	38,342	176,815
Immofinanz AG*	86,460	188,240
Kungsleden AB	15,988	119,120
Mitsui Fudosan Co., Ltd.	90,000	1,948,115
NTT Urban Development Corp.	11,900	126,825
PSP Swiss Property AG REG	3,004	302,875
Robinsons Land Corp.	114,200	77,640
SM Prime Holdings, Inc.	943,375	585,474
Swiss Prime Site AG REG*	5,648	518,727
Tokyu Fudosan Holdings Corp.	54,500	322,481

		9,008,559

Total Common Stocks (cost $77,789,872)		93,233,090

Commodity-Linked Notes 5.6%

	Principal Amount	Market Value
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/17/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	$17,107,000	22,716,325
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 12/12/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	11,940,000	13,157,395
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 01/09/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	8,038,000	10,003,995
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 07/03/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	270,000	257,343

Total Commodity-Linked Notes (cost $37,355,000)		46,135,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Mutual Fund 78.4%

	Shares	Market Value
Money Market Fund 78.4%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(d)	642,328,134	$642,328,134

Total Mutual Fund (cost $642,328,134)		642,328,134

Total Investments (cost $757,473,006) (e) — 95.4%		781,696,282
Other assets in excess of liabilities — 4.6%		37,573,542

NET ASSETS — 100.0%		$819,269,824

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2016 was $46,135,058 which represents 5.63% of net assets.
(d)	Represents 7-day effective yield as of July 31, 2016.
(e)	At July 31, 2016, the tax basis cost of the Fund’s investments was $757,755,471, tax unrealized appreciation and depreciation were $27,466,484 and $(3,525,673), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
LIBOR	London Interbank Offered Rate
Ltd.	Limited
NA	National Association
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SIIQ	Listed Real Estate Investment Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At July 31, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2016[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 25	1.00%	$149,090,000	2.647%	06/20/21	$(11,561,689)	$820,178
Markit CDX North America High Yield Index Series 26	5.00%	143,800,000	4.019%	06/20/21	1,807,214	4,939,016

					$(9,754,475)	$5,759,194

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swap
Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/Paid	Unrealized Appreciation/ (Depreciation)
UBS AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$72,461,711	07/06/17	$0	$3,607,383

					$0	$3,607,383

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
83	Australian 10 Year Bond Future	09/15/16	$8,663,125	$202,167
84	Canadian 10 Year Bond Future	09/21/16	9,552,575	250,398
625	EURO-BUND Future	09/08/16	117,257,237	2,700,051
51	Japan 10 Year Bond Treasury Future	09/12/16	76,273,828	254,470
104	Long GILT Future	09/28/16	18,023,800	1,147,276

			$229,770,565	$4,554,362

GILT	Government Index-Linked Treasury

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$46,135,058	$—	$46,135,058
Common Stocks
Real Estate Investment Trusts (REITs)	60,614,974	23,609,557	—	84,224,531
Real Estate Management & Development	841,212	8,167,347	—	9,008,559

Total Common Stocks	$61,456,186	$31,776,904	$—	$93,233,090

Swap Contracts*	—	9,366,577	—	9,366,577
Futures Contracts	4,554,362	—	—	4,554,362
Mutual Fund	642,328,134	—	—	642,328,134

Total Assets	$708,338,682	$87,278,539	$—	$795,617,221

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreement in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s objectives and to obtain and/or manage exposure related to the value of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$5,759,194
Equity risk	Swap contracts, at value	3,607,383

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	4,554,362

Total		$13,920,939

(a)	The total retrun swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 82.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class * (a)	243,881	$2,353,447

Total Alternative Assets (cost $2,308,470)		2,353,447

Equity Funds 25.0%
Nationwide International Index Fund, Institutional Class (a)	255,809	1,882,758
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	65,301	1,176,724
Nationwide S&P 500 Index Fund, Institutional Class (a)	161,085	2,353,447
Nationwide Small Cap Index Fund, Institutional Class (a)	34,083	470,689

Total Equity Funds (cost $5,768,429)		5,883,618

Fixed Income Funds 47.0%
Nationwide Bond Index Fund, Institutional Class (a)	620,022	7,074,447
Nationwide Core Plus Bond Fund, Institutional Class (a)	293,036	3,068,084
Nationwide Inflation-Protected Securities Fund, Institutional Class * (a)	94,611	941,379

Total Fixed Income Funds (cost $10,815,653)		11,083,910

Total Mutual Funds (cost $18,892,552)		19,320,975

Fixed Contract 18.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10% (a)(b)(c)	$4,236,205	4,236,205

Total Fixed Contract (cost $4,236,205)		4,236,205

Total Investments (cost $23,128,757) (d) — 100.0%		23,557,180
Liabilities in excess of other assets — 0.0%†		(8,986)

NET ASSETS — 100.0%		$23,548,194

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $23,610,928, tax unrealized appreciation and depreciation were $1,636 and $(55,384), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Retirement Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$4,236,205	$4,236,205
Mutual Funds	19,320,975	—	—	19,320,975

Total	$19,320,975	$—	$4,236,205	$23,557,180

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$2,754,852	$2,754,852
Purchases	2,110,482	2,110,482
Sales	(629,129)	(629,129)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$4,236,205	$4,236,205

Amounts designated as “—” are zero or have been rounded to zero

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Retirement Income Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	76,002	$10,158,427
General Dynamics Corp.	36,455	5,354,875
Honeywell International, Inc.	97,241	11,312,046
L-3 Communications Holdings, Inc.	9,844	1,492,646
Lockheed Martin Corp.	33,187	8,387,350
Northrop Grumman Corp.	22,903	4,961,477
Raytheon Co.	37,811	5,275,769
Rockwell Collins, Inc.	16,507	1,396,822
Textron, Inc.	34,367	1,340,313
TransDigm Group, Inc.*	6,791	1,898,220
United Technologies Corp.	98,197	10,570,907

		62,148,852

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	18,036	1,255,666
Expeditors International of Washington, Inc.	23,409	1,157,107
FedEx Corp.	31,663	5,126,240
United Parcel Service, Inc., Class B	87,419	9,449,994

		16,989,007

Airlines 0.5%
Alaska Air Group, Inc.	15,766	1,059,791
American Airlines Group, Inc.	73,325	2,603,037
Delta Air Lines, Inc.	98,762	3,827,027
Southwest Airlines Co.	80,515	2,979,860
United Continental Holdings, Inc.*	42,585	1,996,811

		12,466,526

Auto Components 0.3%
BorgWarner, Inc.	27,508	912,716
Delphi Automotive PLC	35,173	2,385,433
Goodyear Tire & Rubber Co. (The)	33,509	960,703
Johnson Controls, Inc.	81,332	3,734,765

		7,993,617

Automobiles 0.5%
Ford Motor Co.	492,820	6,239,101
General Motors Co.	177,830	5,608,758
Harley-Davidson, Inc.	23,315	1,233,830

		13,081,689

Banks 5.2%
Bank of America Corp.	1,304,092	18,896,293
BB&T Corp.	104,132	3,839,347
Citigroup, Inc.	372,084	16,301,000
Citizens Financial Group, Inc.	66,258	1,479,541
Comerica, Inc.	21,746	983,789
Fifth Third Bancorp	99,749	1,893,236
Huntington Bancshares, Inc.	103,300	981,350
JPMorgan Chase & Co.	463,500	29,650,095
KeyCorp	137,264	1,605,989
M&T Bank Corp.	20,091	2,301,625
People’s United Financial, Inc.	40,227	609,841
PNC Financial Services Group, Inc. (The)	63,247	5,227,364
Regions Financial Corp.	163,935	1,503,284
SunTrust Banks, Inc.	63,995	2,706,349
U.S. Bancorp	206,474	8,707,009
Wells Fargo & Co.	586,374	28,128,361
Zions Bancorporation	26,489	738,513

		125,552,986

Beverages 2.2%
Brown-Forman Corp., Class B	12,763	1,253,199
Coca-Cola Co. (The)	492,718	21,497,286
Constellation Brands, Inc., Class A	22,245	3,662,194
Dr. Pepper Snapple Group, Inc.	23,721	2,336,756
Molson Coors Brewing Co., Class B	23,282	2,378,489
Monster Beverage Corp.*	17,865	2,869,655
PepsiCo, Inc.	182,944	19,926,261

		53,923,840

Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.*	28,626	3,681,304
Amgen, Inc.	95,035	16,348,871
Biogen, Inc.*	27,607	8,004,098
Celgene Corp.*	98,659	11,068,553
Gilead Sciences, Inc.	168,973	13,428,284
Regeneron Pharmaceuticals, Inc.*	9,870	4,195,934
Vertex Pharmaceuticals, Inc.*	31,392	3,045,024

		59,772,068

Building Products 0.2%
Allegion PLC	12,437	900,314
Fortune Brands Home & Security, Inc.	19,444	1,230,222
Masco Corp.	42,253	1,541,390

		3,671,926

Capital Markets 1.8%
Affiliated Managers Group, Inc.*	6,707	984,454
Ameriprise Financial, Inc.	21,329	2,044,171
Bank of New York Mellon Corp. (The)	135,955	5,356,627
BlackRock, Inc.	15,857	5,807,626
Charles Schwab Corp. (The)	152,045	4,321,119
E*TRADE Financial Corp.*	35,813	898,190
Franklin Resources, Inc.	47,586	1,722,137
Goldman Sachs Group, Inc. (The)	49,008	7,782,961
Invesco Ltd.	53,227	1,553,164
Legg Mason, Inc.	13,969	476,902
Morgan Stanley	192,337	5,525,842
Northern Trust Corp.	27,294	1,844,801
State Street Corp.	50,668	3,332,941
T. Rowe Price Group, Inc.	31,532	2,228,997

		43,879,932

Chemicals 2.0%
Air Products & Chemicals, Inc.	24,348	3,638,078
Albemarle Corp.	14,233	1,197,992
CF Industries Holdings, Inc.	28,902	713,301
Dow Chemical Co. (The)	141,211	7,578,794
E.I. du Pont de Nemours & Co.	110,055	7,612,504
Eastman Chemical Co.	18,662	1,217,322
Ecolab, Inc.	33,802	4,001,481
FMC Corp.	17,327	823,726
International Flavors & Fragrances, Inc.	10,078	1,342,894
LyondellBasell Industries NV, Class A	43,709	3,289,539
Monsanto Co.	55,731	5,950,399
Mosaic Co. (The)	44,189	1,193,103
PPG Industries, Inc.	33,814	3,540,664
Praxair, Inc.	36,176	4,215,951
Sherwin-Williams Co. (The)	9,938	2,978,717

		49,294,465

Commercial Services & Supplies 0.4%
Cintas Corp.	10,844	1,163,236
Pitney Bowes, Inc.	25,273	488,022
Republic Services, Inc.	30,088	1,542,311
Stericycle, Inc.*	10,672	963,361
Tyco International PLC	53,088	2,419,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
Waste Management, Inc.	52,144	$3,447,761

		10,023,911

Communications Equipment 1.0%
Cisco Systems, Inc.	635,813	19,411,371
F5 Networks, Inc.*	8,675	1,070,668
Harris Corp.	15,624	1,353,351
Juniper Networks, Inc.	44,578	1,011,475
Motorola Solutions, Inc.	20,177	1,399,880

		24,246,745

Construction & Engineering 0.1%
Fluor Corp.	17,415	932,051
Jacobs Engineering Group, Inc.*	15,892	850,540
Quanta Services, Inc.*	20,716	530,329

		2,312,920

Construction Materials 0.2%
Martin Marietta Materials, Inc.	8,016	1,624,443
Vulcan Materials Co.	16,742	2,075,673

		3,700,116

Consumer Finance 0.7%
American Express Co.	103,608	6,678,571
Capital One Financial Corp.	64,975	4,358,523
Discover Financial Services	52,501	2,984,157
Navient Corp.	43,129	612,432
Synchrony Financial*	104,708	2,919,259

		17,552,942

Containers & Packaging 0.3%
Avery Dennison Corp.	11,170	870,031
Ball Corp.	22,058	1,558,839
International Paper Co.	52,060	2,384,869
Owens-Illinois, Inc.*	20,832	391,433
Sealed Air Corp.	24,792	1,169,687
WestRock Co.	31,895	1,368,614

		7,743,473

Distributors 0.1%
Genuine Parts Co.	18,933	1,935,710
LKQ Corp.*	38,676	1,330,068

		3,265,778

Diversified Consumer Services 0.0%†
H&R Block, Inc.	30,584	727,593

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B*	237,747	34,299,760
CME Group, Inc.	42,934	4,389,572
Intercontinental Exchange, Inc.	15,100	3,989,420
Leucadia National Corp.	43,225	789,288
Moody’s Corp.	21,599	2,289,710
Nasdaq, Inc.	14,246	1,008,047
S&P Global, Inc.	33,465	4,089,423

		50,855,220

Diversified Telecommunication Services 2.8%
AT&T, Inc.	780,816	33,801,525
CenturyLink, Inc.	68,942	2,167,536
Frontier Communications Corp.	151,478	787,686
Level 3 Communications, Inc.*	36,238	1,833,643
Verizon Communications, Inc.	517,081	28,651,458

		67,241,848

Electric Utilities 2.1%
Alliant Energy Corp.	28,802	1,159,280
American Electric Power Co., Inc.	62,346	4,320,578
Duke Energy Corp.	87,152	7,459,340
Edison International	40,914	3,165,925
Entergy Corp.	22,401	1,823,217
Eversource Energy	39,832	2,329,774
Exelon Corp.	115,475	4,304,908
FirstEnergy Corp.	53,124	1,855,090
NextEra Energy, Inc.	58,354	7,486,235
PG&E Corp.	62,484	3,995,227
Pinnacle West Capital Corp.	14,374	1,133,677
PPL Corp.	85,612	3,228,429
Southern Co. (The)	119,066	6,370,031
Xcel Energy, Inc.	63,729	2,802,801

		51,434,512

Electrical Equipment 0.5%
Acuity Brands, Inc.	5,529	1,450,976
AMETEK, Inc.	29,873	1,404,927
Eaton Corp. PLC	58,117	3,685,199
Emerson Electric Co.	81,266	4,542,769
Rockwell Automation, Inc.	16,578	1,896,523

		12,980,394

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	38,710	2,304,019
Corning, Inc.	139,745	3,105,134
FLIR Systems, Inc.	17,912	583,573
TE Connectivity Ltd.	45,370	2,734,904

		8,727,630

Energy Equipment & Services 1.1%
Baker Hughes, Inc.	54,762	2,619,266
Diamond Offshore Drilling, Inc.	8,358	189,894
FMC Technologies, Inc.*	29,562	750,283
Halliburton Co.	108,739	4,747,545
Helmerich & Payne, Inc.(a)	13,977	866,155
National Oilwell Varco, Inc.	47,185	1,526,435
Schlumberger Ltd.	175,548	14,135,125
Transocean Ltd.	44,335	487,242

		25,321,945

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	55,633	9,302,950
CVS Health Corp.	136,243	12,632,451
Kroger Co. (The)	121,021	4,137,708
Sysco Corp.	65,927	3,414,359
Walgreens Boots Alliance, Inc.	109,666	8,691,031
Wal-Mart Stores, Inc.	193,770	14,139,397
Whole Foods Market, Inc.	41,025	1,250,442

		53,568,338

Food Products 1.8%
Archer-Daniels-Midland Co.	74,936	3,378,115
Campbell Soup Co.	22,554	1,404,437
ConAgra Foods, Inc.	54,363	2,542,014
General Mills, Inc.	75,055	5,395,704
Hershey Co. (The)	18,043	1,998,443
Hormel Foods Corp.	33,882	1,265,493
JM Smucker Co. (The)*	15,029	2,316,871
Kellogg Co.	32,043	2,650,276
Kraft Heinz Co. (The)	75,277	6,503,180
McCormick & Co., Inc., Non-Voting Shares	14,603	1,493,157
Mead Johnson Nutrition Co.	23,408	2,087,993
Mondelez International, Inc., Class A	196,902	8,659,750
Tyson Foods, Inc., Class A	37,126	2,732,474

		42,427,907

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	186,202	8,332,540

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.	70,079	$3,365,194
Becton, Dickinson and Co.	26,789	4,714,864
Boston Scientific Corp.*	172,130	4,179,316
C.R. Bard, Inc.	9,279	2,075,991
Danaher Corp.	75,605	6,157,271
Dentsply Sirona, Inc.	29,722	1,903,397
Edwards Lifesciences Corp.*	27,088	3,102,118
Hologic, Inc.*	31,182	1,200,195
Intuitive Surgical, Inc.*	4,828	3,359,129
Medtronic PLC	177,681	15,570,186
St. Jude Medical, Inc.	35,496	2,947,588
Stryker Corp.	39,662	4,611,897
Varian Medical Systems, Inc.*	11,991	1,136,027
Zimmer Biomet Holdings, Inc.	25,257	3,312,203

		65,967,916

Health Care Providers & Services 2.7%
Aetna, Inc.	44,225	5,095,162
AmerisourceBergen Corp.	23,283	1,983,479
Anthem, Inc.	33,097	4,346,960
Cardinal Health, Inc.	41,312	3,453,683
Centene Corp.*	21,463	1,514,215
Cigna Corp.	32,349	4,171,727
DaVita HealthCare Partners, Inc.*	20,933	1,623,145
Express Scripts Holding Co.*	79,943	6,081,264
HCA Holdings, Inc.*	38,681	2,983,465
Henry Schein, Inc.*	10,414	1,884,726
Humana, Inc.	18,614	3,211,846
Laboratory Corp. of America Holdings*	12,709	1,773,668
McKesson Corp.	28,896	5,622,006
Patterson Cos., Inc.	10,830	534,569
Quest Diagnostics, Inc.	18,002	1,554,653
UnitedHealth Group, Inc.	120,211	17,214,215
Universal Health Services, Inc., Class B	11,452	1,483,377

		64,532,160

Health Care Technology 0.1%
Cerner Corp.*	38,235	2,385,482

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	56,871	2,657,013
Chipotle Mexican Grill, Inc.*	3,809	1,614,978
Darden Restaurants, Inc.	14,954	920,568
Marriott International, Inc., Class A(a)	24,217	1,736,359
McDonald’s Corp.	111,375	13,103,269
Royal Caribbean Cruises Ltd.	21,549	1,561,010
Starbucks Corp.	186,454	10,823,655
Starwood Hotels & Resorts Worldwide, Inc.	21,185	1,653,701
Wyndham Worldwide Corp.	14,113	1,002,305
Wynn Resorts Ltd.(a)	10,537	1,032,099
Yum! Brands, Inc.	51,324	4,589,392

		40,694,349

Household Durables 0.5%
D.R. Horton, Inc.	41,207	1,354,886
Garmin Ltd.	15,303	831,412
Harman International Industries, Inc.	9,217	761,693
Leggett & Platt, Inc.	17,648	927,755
Lennar Corp., Class A	23,216	1,086,509
Mohawk Industries, Inc.*	7,984	1,668,177
Newell Brands, Inc.	57,662	3,024,949
PulteGroup, Inc.	41,197	872,552
Whirlpool Corp.	9,820	1,888,975

		12,416,908

Household Products 2.0%
Church & Dwight Co., Inc.	16,466	1,617,620
Clorox Co. (The)	16,211	2,124,776
Colgate-Palmolive Co.	112,631	8,383,125
Kimberly-Clark Corp.	45,583	5,905,278
Procter & Gamble Co. (The)	337,716	28,905,112

		46,935,911

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	83,199	1,027,507
NRG Energy, Inc.	40,739	563,828

		1,591,335

Industrial Conglomerates 2.2%
3M Co.	76,540	13,651,674
General Electric Co.	1,166,634	36,328,983
Roper Technologies, Inc.	12,659	2,156,587

		52,137,244

Information Technology Services 3.7%
Accenture PLC, Class A	79,356	8,952,150
Alliance Data Systems Corp.*	7,466	1,729,275
Automatic Data Processing, Inc.	57,917	5,151,717
Cognizant Technology Solutions Corp., Class A*	77,124	4,433,859
CSRA, Inc.	17,856	480,684
Fidelity National Information Services, Inc.	34,839	2,770,746
Fiserv, Inc.*	28,247	3,117,339
Global Payments, Inc.	19,463	1,453,108
International Business Machines Corp.	111,745	17,948,482
MasterCard, Inc., Class A	123,849	11,795,379
Paychex, Inc.	40,295	2,388,688
PayPal Holdings, Inc.*	140,738	5,241,083
Teradata Corp.*	17,246	489,441
Total System Services, Inc.	20,950	1,066,774
Visa, Inc., Class A	241,665	18,861,953
Western Union Co. (The)	63,451	1,269,020
Xerox Corp.	119,505	1,230,901

		88,380,599

Insurance 2.6%
Aflac, Inc.	52,865	3,821,082
Allstate Corp. (The)	47,960	3,277,107
American International Group, Inc.	141,945	7,727,486
Aon PLC	33,953	3,635,348
Arthur J. Gallagher & Co.	22,362	1,099,987
Assurant, Inc.	7,974	661,922
Chubb Ltd.	58,933	7,381,948
Cincinnati Financial Corp.	18,519	1,383,369
Hartford Financial Services Group, Inc. (The)	50,332	2,005,730
Lincoln National Corp.	29,964	1,308,528
Loews Corp.	33,958	1,403,484
Marsh & McLennan Cos., Inc.	65,506	4,307,019
MetLife, Inc.	138,442	5,917,011
Principal Financial Group, Inc.	34,189	1,594,233
Progressive Corp. (The)	73,399	2,386,201
Prudential Financial, Inc.	56,384	4,245,151
Torchmark Corp.	14,059	869,830
Travelers Cos., Inc. (The)	37,459	4,353,485
Unum Group	30,148	1,007,245
Willis Towers Watson PLC	17,264	2,134,176
XL Group Ltd.	37,392	1,294,137

		61,814,479

Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	49,077	37,240,118

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail (continued)
Expedia, Inc.	14,780	$1,724,087
Netflix, Inc.*	54,124	4,938,815
Priceline Group, Inc. (The)*	6,285	8,489,841
TripAdvisor, Inc.*	14,652	1,025,201

		53,418,062

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	22,345	1,129,093
Alphabet, Inc., Class A*	37,257	29,482,954
Alphabet, Inc., Class C*	37,551	28,868,833
eBay, Inc.*	136,822	4,263,374
Facebook, Inc., Class A*	293,261	36,346,768
VeriSign, Inc.*(a)	12,187	1,055,516
Yahoo!, Inc.*	110,436	4,217,551

		105,364,089

Leisure Products 0.1%
Hasbro, Inc.	14,085	1,144,124
Mattel, Inc.	42,615	1,422,489

		2,566,613

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	41,616	2,002,146
Illumina, Inc.*	18,681	3,107,585
PerkinElmer, Inc.	13,584	773,201
Thermo Fisher Scientific, Inc.	50,117	7,960,584
Waters Corp.*	10,255	1,629,827

		15,473,343

Machinery 1.4%
Caterpillar, Inc.	73,727	6,101,647
Cummins, Inc.	20,627	2,532,377
Deere & Co.	37,936	2,948,007
Dover Corp.	19,460	1,390,028
Flowserve Corp.	16,970	812,015
Fortive Corp.*	37,802	1,822,434
Illinois Tool Works, Inc.	41,535	4,793,139
Ingersoll-Rand PLC	32,782	2,172,135
PACCAR, Inc.	44,386	2,617,442
Parker-Hannifin Corp.	17,076	1,949,908
Pentair PLC	22,636	1,444,630
Snap-on, Inc.	7,293	1,146,241
Stanley Black & Decker, Inc.	19,249	2,342,603
Xylem, Inc.	22,093	1,056,266

		33,128,872

Media 2.6%
CBS Corp. Non-Voting Shares, Class B	53,291	2,782,856
Comcast Corp., Class A	307,398	20,672,515
Discovery Communications, Inc., Class A*	17,742	445,147
Discovery Communications, Inc., Class C*	31,425	771,170
Interpublic Group of Cos., Inc. (The)	51,028	1,176,706
News Corp., Class A	49,474	641,678
News Corp., Class B	12,767	171,588
Omnicom Group, Inc.	30,422	2,503,426
Scripps Networks Interactive, Inc., Class A	12,269	810,490
TEGNA, Inc.	28,747	629,559
Time Warner, Inc.	99,766	7,647,064
Twenty-First Century Fox, Inc., Class A	139,020	3,703,493
Twenty-First Century Fox, Inc., Class B	54,692	1,478,325
Viacom, Inc., Class B	43,596	1,982,310
Walt Disney Co. (The)	189,709	18,202,579

		63,618,906

Metals & Mining 0.4%
Alcoa, Inc.	164,520	1,747,202
Freeport-McMoRan, Inc.	157,861	2,045,879
Newmont Mining Corp.	66,444	2,923,536
Nucor Corp.	40,136	2,152,895

		8,869,512

Multiline Retail 0.6%
Dollar General Corp.	36,535	3,461,326
Dollar Tree, Inc.*	29,485	2,839,111
Kohl’s Corp.	23,837	991,381
Macy’s, Inc.	39,477	1,414,461
Nordstrom, Inc.(a)	16,502	729,883
Target Corp.	74,761	5,631,746

		15,067,908

Multi-Utilities 1.1%
Ameren Corp.	30,469	1,597,794
CenterPoint Energy, Inc.	55,791	1,334,521
CMS Energy Corp.	34,794	1,571,993
Consolidated Edison, Inc.	38,599	3,091,008
Dominion Resources, Inc.	78,173	6,099,057
DTE Energy Co.	22,538	2,197,906
NiSource, Inc.	41,321	1,060,297
Public Service Enterprise Group, Inc.	63,537	2,923,337
SCANA Corp.	17,947	1,344,948
Sempra Energy	29,611	3,312,879
WEC Energy Group, Inc.	39,642	2,573,162

		27,106,902

Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	63,811	3,479,614
Apache Corp.	47,470	2,492,175
Cabot Oil & Gas Corp.	57,929	1,429,108
Chesapeake Energy Corp.*	65,775	356,501
Chevron Corp.	239,155	24,508,604
Cimarex Energy Co.	11,798	1,415,996
Concho Resources, Inc.*	16,218	2,014,276
ConocoPhillips	156,240	6,377,717
Devon Energy Corp.	66,474	2,544,625
EOG Resources, Inc.	69,638	5,689,425
EQT Corp.	21,911	1,596,435
Exxon Mobil Corp.	526,149	46,800,954
Hess Corp.	33,382	1,790,944
Kinder Morgan, Inc.	232,239	4,721,419
Marathon Oil Corp.	107,274	1,463,217
Marathon Petroleum Corp.	66,929	2,636,333
Murphy Oil Corp.	20,838	571,586
Newfield Exploration Co.*	25,047	1,084,535
Noble Energy, Inc.	53,447	1,909,127
Occidental Petroleum Corp.	96,598	7,218,769
ONEOK, Inc.	27,137	1,215,466
Phillips 66	59,106	4,495,602
Pioneer Natural Resources Co.	20,664	3,359,346
Range Resources Corp.	21,962	885,288
Southwestern Energy Co.*	49,848	726,784
Spectra Energy Corp.	86,780	3,121,477
Tesoro Corp.	15,118	1,151,236
Valero Energy Corp.	59,394	3,105,118
Williams Cos., Inc. (The)	85,679	2,053,726

		140,215,403

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	27,951	2,596,648

Pharmaceuticals 6.4%
AbbVie, Inc.	205,249	13,593,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Allergan PLC*	50,201	$12,698,343
Bristol-Myers Squibb Co.	211,017	15,786,182
Eli Lilly & Co.	123,185	10,210,805
Endo International PLC*	26,141	453,808
Johnson & Johnson	348,801	43,680,349
Mallinckrodt PLC*	14,105	949,831
Merck & Co., Inc.	350,799	20,577,869
Mylan NV*	54,180	2,535,082
Perrigo Co. PLC	18,385	1,680,205
Pfizer, Inc.	769,196	28,375,640
Zoetis, Inc.	57,525	2,903,287

		153,445,042

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	4,686	605,665
Equifax, Inc.	14,878	1,970,740
Nielsen Holdings PLC	45,717	2,462,318
Robert Half International, Inc.	16,152	590,194
Verisk Analytics, Inc., Class A*	19,574	1,669,271

		7,298,188

Real Estate Investment Trusts (REITs) 3.1%
American Tower Corp.	53,652	6,211,292
Apartment Investment & Management Co., Class A	20,283	932,410
AvalonBay Communities, Inc.	17,433	3,236,436
Boston Properties, Inc.	19,286	2,741,119
Crown Castle International Corp.	42,725	4,145,607
Digital Realty Trust, Inc.	18,542	1,936,897
Equinix, Inc.	8,752	3,263,358
Equity Residential	45,743	3,110,067
Essex Property Trust, Inc.	8,293	1,939,567
Extra Space Storage, Inc.	16,011	1,377,266
Federal Realty Investment Trust	8,718	1,479,445
General Growth Properties, Inc.	73,120	2,336,184
HCP, Inc.	58,398	2,290,954
Host Hotels & Resorts, Inc.	94,384	1,674,372
Iron Mountain, Inc.	30,461	1,255,298
Kimco Realty Corp.	51,902	1,666,054
Macerich Co. (The)	16,301	1,454,701
Prologis, Inc.	65,841	3,587,676
Public Storage	18,677	4,462,309
Realty Income Corp.	32,687	2,336,140
Simon Property Group, Inc.	39,140	8,886,346
SL Green Realty Corp.	12,521	1,475,224
UDR, Inc.	34,143	1,271,144
Ventas, Inc.	42,557	3,241,141
Vornado Realty Trust	22,256	2,390,294
Welltower, Inc.	45,116	3,579,052
Weyerhaeuser Co.	94,778	3,101,136

		75,381,489

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	37,698	1,072,508

Road & Rail 0.8%
CSX Corp.	122,429	3,468,414
J.B. Hunt Transport Services, Inc.	11,192	930,391
Kansas City Southern	13,705	1,317,188
Norfolk Southern Corp.	37,493	3,366,121
Ryder System, Inc.	6,928	456,555
Union Pacific Corp.	107,257	9,980,264

		19,518,933

Semiconductors & Semiconductor Equipment 3.0%
Analog Devices, Inc.	39,188	2,501,370
Applied Materials, Inc.	138,173	3,632,568
Broadcom Ltd.	46,948	7,604,637
First Solar, Inc.*	9,815	458,164
Intel Corp.	597,405	20,825,538
KLA-Tencor Corp.	19,583	1,482,629
Lam Research Corp.(a)	19,891	1,785,615
Linear Technology Corp.	30,031	1,801,560
Microchip Technology, Inc.	27,263	1,516,913
Micron Technology, Inc.*	131,548	1,807,470
NVIDIA Corp.	64,182	3,664,792
Qorvo, Inc.*	16,213	1,025,148
QUALCOMM, Inc.	186,381	11,663,723
Skyworks Solutions, Inc.	24,004	1,584,744
Texas Instruments, Inc.	127,385	8,885,104
Xilinx, Inc.	32,270	1,648,352

		71,888,327

Software 4.3%
Activision Blizzard, Inc.	63,355	2,544,337
Adobe Systems, Inc.*	63,149	6,179,761
Autodesk, Inc.*	28,405	1,688,677
CA, Inc.	37,158	1,287,525
Citrix Systems, Inc.*	19,317	1,721,724
Electronic Arts, Inc.*	39,030	2,978,770
Intuit, Inc.	32,586	3,616,720
Microsoft Corp.(a)	997,606	56,544,308
Oracle Corp.	394,931	16,207,968
Red Hat, Inc.*	22,956	1,728,357
salesforce.com, Inc.*	80,767	6,606,741
Symantec Corp.	77,688	1,587,166

		102,692,054

Specialty Retail 2.7%
Advance Auto Parts, Inc.	9,197	1,562,202
AutoNation, Inc.*	8,981	479,136
AutoZone, Inc.*	3,829	3,116,691
Bed Bath & Beyond, Inc.	20,730	931,813
Best Buy Co., Inc.	35,756	1,201,402
CarMax, Inc.*(a)	24,543	1,429,875
Foot Locker, Inc.	17,340	1,033,811
Gap, Inc. (The)	28,210	727,536
Home Depot, Inc. (The)	157,785	21,812,198
L Brands, Inc.	31,985	2,363,692
Lowe’s Cos., Inc.	112,412	9,249,259
O’Reilly Automotive, Inc.*	12,223	3,552,370
Ross Stores, Inc.	50,859	3,144,612
Signet Jewelers Ltd.	9,915	871,628
Staples, Inc.	83,457	775,316
Tiffany & Co.	13,830	892,312
TJX Cos., Inc. (The)	83,857	6,852,794
Tractor Supply Co.	16,869	1,546,044
Ulta Salon Cosmetics & Fragrance, Inc.*	8,044	2,101,173
Urban Outfitters, Inc.*	11,152	333,445

		63,977,309

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	695,155	72,442,103
EMC Corp.	246,022	6,957,502
Hewlett Packard Enterprise Co.	210,799	4,430,995
HP, Inc.	218,154	3,056,338
NetApp, Inc.	36,187	953,527
Seagate Technology PLC	37,551	1,202,758
Western Digital Corp.	35,113	1,668,219

		90,711,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	34,850	$1,502,383
Hanesbrands, Inc.	49,204	1,311,779
Michael Kors Holdings Ltd.*	22,338	1,155,321
NIKE, Inc., Class B	168,913	9,374,672
PVH Corp.	10,199	1,030,711
Ralph Lauren Corp.	7,171	703,403
Under Armour, Inc., Class A*(a)	23,167	914,170
Under Armour, Inc., Class C*	23,331	832,917
VF Corp.	42,827	2,673,690

		19,499,046

Tobacco 1.7%
Altria Group, Inc.	247,524	16,757,375
Philip Morris International, Inc.	196,792	19,730,366
Reynolds American, Inc.	104,962	5,254,397

		41,742,138

Trading Companies & Distributors 0.2%
Fastenal Co.	36,379	1,555,202
United Rentals, Inc.*	11,291	899,554
W.W. Grainger, Inc.	7,254	1,587,538

		4,042,294

Water Utilities 0.1%
American Water Works Co., Inc.	22,556	1,862,675

Total Common Stocks (cost $1,481,224,856)		2,388,320,266

Mutual Fund 0.0%

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b) (c)	173,728	173,728

Total Mutual Fund (cost $173,728)		173,728

Repurchase Agreement 0.3%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $8,137,017, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $8,299,554.(c)	$8,136,814	8,136,814

Total Repurchase Agreement (cost $8,136,814)		8,136,814

Total Investments (cost $1,489,535,398) (d) — 99.4%		2,396,630,808
Other assets in excess of liabilities — 0.6%		14,127,196

NET ASSETS — 100.0%		$2,410,758,004

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $11,979,326., which was collateralized by a money market fund and a repurchase agreement with a value of $173,728 and $8,136,814, respectively, and $30,076 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% -1.63%, and maturity dates ranging from 02/15/19 - 02/15/26; a total value of $8,340,618.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $8,310,542.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $1,544,856,639, tax unrealized appreciation and depreciation were $898,945,356 and $(47,171,187), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
189	S&P 500 E-Mini	09/16/16	$20,489,490	$715,312

At July 31, 2016, the Fund has $794,200 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,388,320,266	$—	$—	$2,388,320,266
Futures Contracts	715,312	—	—	715,312
Mutual Fund	173,728	—	—	173,728
Repurchase Agreement	—	8,136,814	—	8,136,814

Total	$2,389,209,306	$8,136,814	$—	$2,397,346,120

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$715,312

Total		$715,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 99.0%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	12,467	$301,203
Aerojet Rocketdyne Holdings, Inc.*	22,777	429,574
Aerovironment, Inc.*	7,823	221,782
American Science & Engineering, Inc.	2,662	98,254
Astronics Corp.*	7,322	280,213
Cubic Corp.	9,480	387,163
Curtiss-Wright Corp.	16,699	1,486,044
DigitalGlobe, Inc.*	23,373	630,136
Ducommun, Inc.*	3,936	76,122
Engility Holdings, Inc.*	6,700	194,568
Esterline Technologies Corp.*	11,121	676,490
KEYW Holding Corp. (The)*(a)	13,105	134,195
KLX, Inc.*	19,820	640,186
Kratos Defense & Security Solutions, Inc.*	17,660	77,881
Mercury Systems, Inc.*	14,444	374,389
Moog, Inc., Class A*	12,072	664,805
National Presto Industries, Inc.(a)	1,807	161,799
Sparton Corp.*	3,962	82,449
TASER International, Inc.*(a)	19,527	565,502
Teledyne Technologies, Inc.*	12,332	1,294,860
Triumph Group, Inc.	18,479	569,708
Vectrus, Inc.*	4,212	131,204

		9,478,527

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	20,075	290,686
Atlas Air Worldwide Holdings, Inc.*	9,041	390,842
Echo Global Logistics, Inc.*	11,276	279,194
Forward Air Corp.	11,364	525,926
Hub Group, Inc., Class A*	12,590	515,435
Park-Ohio Holdings Corp.	3,502	104,290
Radiant Logistics, Inc.*	11,369	35,926
XPO Logistics, Inc.*(a)	36,828	1,090,845

		3,233,144

Airlines 0.4%
Allegiant Travel Co.	4,984	646,774
Hawaiian Holdings, Inc.*	19,875	904,909
SkyWest, Inc.	18,785	540,444
Virgin America, Inc.*(a)	7,318	409,222

		2,501,349

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	28,827	501,878
Cooper Tire & Rubber Co.	20,828	687,116
Cooper-Standard Holding, Inc.*	5,571	490,527
Dana Holding Corp.	55,974	763,485
Dorman Products, Inc.*	9,165	583,810
Drew Industries, Inc.	8,480	776,853
Federal-Mogul Holdings Corp.*	11,892	105,125
Fox Factory Holding Corp.*	8,215	157,646
Gentherm, Inc.*	13,664	458,564
Horizon Global Corp.*	7,217	94,182
Metaldyne Performance Group, Inc.	5,509	87,538
Modine Manufacturing Co.*	17,928	172,109
Motorcar Parts of America, Inc.*	6,823	191,249
Spartan Motors, Inc.	11,656	98,959
Standard Motor Products, Inc.	7,989	335,059
Stoneridge, Inc.*	10,393	173,355
Strattec Security Corp.	1,453	64,804
Superior Industries International, Inc.	9,319	284,789
Tenneco, Inc.*	21,329	1,205,515
Tower International, Inc.	7,893	182,170
Unique Fabricating, Inc.	2,179	29,286
Workhorse Group, Inc.*(a)	3,981	26,155

		7,470,174

Automobiles 0.0%†
Winnebago Industries, Inc.	10,201	242,376

Banks 9.6%
1st Source Corp.	6,194	208,180
Access National Corp.	2,664	59,221
ACNB Corp.(a)	2,050	52,992
Allegiance Bancshares, Inc.*(a)	3,991	100,813
American National Bankshares, Inc.	3,249	85,319
Ameris Bancorp	12,825	425,277
Ames National Corp.	3,411	92,609
Arrow Financial Corp.	4,398	138,933
Atlantic Capital Bancshares, Inc.*(a)	6,210	92,094
Banc of California, Inc.	18,361	407,247
BancFirst Corp.	2,943	192,973
Banco Latinoamericano de Comercio Exterior SA, Class E	11,408	311,667
Bancorp, Inc. (The)*	13,912	73,734
BancorpSouth, Inc.	32,734	779,724
Bank of Marin Bancorp	2,333	115,670
Bank of the Ozarks, Inc.(a)	33,407	1,202,325
Bankwell Financial Group, Inc.	2,048	45,076
Banner Corp.	11,250	469,575
Bar Harbor Bankshares	2,313	84,841
BBCN Bancorp, Inc.	28,832	443,148
Berkshire Hills Bancorp, Inc.	11,492	303,044
Blue Hills Bancorp, Inc.	9,533	135,845
BNC Bancorp	14,215	344,856
Boston Private Financial Holdings, Inc.	30,654	371,526
Bridge Bancorp, Inc.	6,248	181,879
Brookline Bancorp, Inc.	26,670	303,771
Bryn Mawr Bank Corp.	6,184	181,377
BSB Bancorp, Inc.*	3,019	69,437
C&F Financial Corp.(a)	1,119	51,127
Camden National Corp.	3,775	164,137
Capital Bank Financial Corp., Class A	7,599	227,134
Capital City Bank Group, Inc.	3,796	54,321
Cardinal Financial Corp.	12,187	313,937
Carolina Financial Corp.	3,658	69,978
Cascade Bancorp*	11,229	63,332
Cathay General Bancorp	28,075	841,688
CenterState Banks, Inc.	17,273	287,768
Central Pacific Financial Corp.	11,269	276,429
Central Valley Community Bancorp	2,985	44,626
Century Bancorp, Inc., Class A	1,469	64,137
Chemical Financial Corp.(a)	14,400	595,872
Chemung Financial Corp.	1,041	32,937
Citizens & Northern Corp.	4,858	103,524
City Holding Co.	5,782	270,019
CNB Financial Corp.	5,673	104,667
CoBiz Financial, Inc.	13,561	167,478
Codorus Valley Bancorp, Inc.(a)	2,666	56,546
Columbia Banking System, Inc.	21,820	661,582
Community Bank System, Inc.	16,221	715,833
Community Trust Bancorp, Inc.	5,931	206,280
CommunityOne Bancorp*	4,936	64,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
ConnectOne Bancorp, Inc.	11,301	$191,100
County Bancorp, Inc.	1,534	31,938
CU Bancorp*	6,354	150,971
Customers Bancorp, Inc.*	9,357	240,849
CVB Financial Corp.	38,275	629,624
Eagle Bancorp, Inc.*	11,555	595,660
Enterprise Bancorp, Inc.	3,290	77,874
Enterprise Financial Services Corp.	7,599	218,547
Equity Bancshares, Inc., Class A*	1,770	39,984
Farmers Capital Bank Corp.	2,836	83,775
Farmers National Banc Corp.	8,417	80,382
FCB Financial Holdings, Inc., Class A*	11,325	396,035
Fidelity Southern Corp.	7,707	132,637
Financial Institutions, Inc.	5,370	144,453
First Bancorp	7,281	136,300
First BanCorp*	43,947	201,717
First Bancorp, Inc.	3,997	88,134
First Busey Corp.	11,700	263,601
First Business Financial Services, Inc.	3,324	78,812
First Citizens BancShares, Inc., Class A	2,868	745,049
First Commonwealth Financial Corp.	33,821	326,373
First Community Bancshares, Inc.	5,740	131,618
First Community Financial Partners, Inc.*	4,409	39,725
First Connecticut Bancorp, Inc.	5,546	89,291
First Financial Bancorp	23,029	490,748
First Financial Bankshares, Inc.(a)	24,011	820,456
First Financial Corp.	3,678	140,867
First Financial Northwest, Inc.	3,028	42,331
First Foundation, Inc.*	4,871	115,979
First Internet Bancorp	1,856	43,894
First Interstate BancSystem, Inc., Class A	7,442	216,116
First Merchants Corp.	15,286	400,493
First Mid-Illinois Bancshares, Inc.(a)	1,877	47,282
First Midwest Bancorp, Inc.	30,212	564,058
First NBC Bank Holding Co.*	5,648	107,481
First Northwest Bancorp*(a)	3,888	50,855
First of Long Island Corp. (The)	5,305	161,007
FirstMerit Corp.	62,318	1,323,011
Flushing Financial Corp.	10,631	237,178
FNB Corp.	79,056	944,719
Franklin Financial Network, Inc.*	3,523	119,359
Fulton Financial Corp.	65,372	892,328
German American Bancorp, Inc.	4,973	169,082
Glacier Bancorp, Inc.	28,655	790,305
Great Southern Bancorp, Inc.	3,905	153,076
Great Western Bancorp, Inc.	22,270	738,696
Green Bancorp, Inc.*	7,300	71,394
Guaranty Bancorp	5,510	92,954
Hampton Roads Bankshares, Inc.*(a)	11,484	23,542
Hancock Holding Co.	28,469	825,316
Hanmi Financial Corp.	12,081	296,226
Heartland Financial USA, Inc.	8,221	301,875
Heritage Commerce Corp.	10,126	106,120
Heritage Financial Corp.	11,429	199,550
Heritage Oaks Bancorp	9,448	76,907
Hilltop Holdings, Inc.*	28,074	611,452
Home BancShares, Inc.	45,598	951,630
HomeTrust Bancshares, Inc.*	6,495	119,378
Horizon Bancorp	4,335	119,299
IBERIABANK Corp.	15,402	962,163
Independent Bank Corp.	17,380	606,514
Independent Bank Group, Inc.	4,139	174,914
International Bancshares Corp.	20,548	563,426
Investors Bancorp, Inc.	112,383	1,276,671
Lakeland Bancorp, Inc.	14,279	170,063
Lakeland Financial Corp.	5,884	302,143
LCNB Corp.	2,804	49,743
LegacyTexas Financial Group, Inc.	16,745	477,567
Live Oak Bancshares, Inc.(a)	7,082	92,845
Macatawa Bank Corp.	9,187	71,199
MainSource Financial Group, Inc.	8,611	191,767
MB Financial, Inc.	26,481	1,016,606
MBT Financial Corp.	6,301	56,646
Mercantile Bank Corp.	6,280	158,130
Merchants Bancshares, Inc.	1,936	61,526
Middleburg Financial Corp.	1,631	45,864
Midland States Bancorp, Inc.*	1,313	29,884
MidWestOne Financial Group, Inc.	2,955	85,547
MutualFirst Financial, Inc.	1,737	49,904
National Bank Holdings Corp., Class A	10,024	200,781
National Bankshares, Inc.(a)	2,670	92,943
National Commerce Corp.*	3,071	74,656
NBT Bancorp, Inc.	15,914	474,555
Nicolet Bankshares, Inc.*	2,968	107,916
Northrim BanCorp, Inc.	2,318	65,831
OFG Bancorp(a)	14,894	158,025
Old Line Bancshares, Inc.	2,876	55,047
Old National Bancorp	48,767	641,774
Old Second Bancorp, Inc.	10,846	81,887
Opus Bank	6,453	208,303
Orrstown Financial Services, Inc.	2,355	45,546
Pacific Continental Corp.	7,568	109,585
Pacific Mercantile Bancorp*	5,140	35,106
Pacific Premier Bancorp, Inc.*	10,306	248,890
Park National Corp.	5,010	448,495
Park Sterling Corp.	18,039	139,261
Peapack Gladstone Financial Corp.	5,826	116,928
Penns Woods Bancorp, Inc.	1,860	78,771
Peoples Bancorp, Inc.	6,191	138,988
Peoples Financial Services Corp.(a)	2,710	106,964
People’s Utah Bancorp	4,646	83,024
Pinnacle Financial Partners, Inc.	16,193	860,010
Preferred Bank, Los Angeles	4,662	152,308
Premier Financial Bancorp, Inc.	2,870	51,201
PrivateBancorp, Inc.	29,607	1,308,629
Prosperity Bancshares, Inc.	25,259	1,290,482
QCR Holdings, Inc.	4,468	132,432
Renasant Corp.	15,370	495,221
Republic Bancorp, Inc., Class A	3,743	111,579
Republic First Bancorp, Inc.*(a)	11,895	52,219
S&T Bancorp, Inc.	12,750	324,998
Sandy Spring Bancorp, Inc.	9,333	278,497
Seacoast Banking Corp. of Florida*	11,071	176,804
ServisFirst Bancshares, Inc.	8,706	440,785
Shore Bancshares, Inc.(a)	4,309	50,674
Sierra Bancorp	4,654	83,214
Simmons First National Corp., Class A	11,070	508,667
South State Corp.	8,858	645,837
Southern First Bancshares, Inc.*(a)	2,036	55,094
Southern National Bancorp of Virginia, Inc.	3,732	49,748
Southside Bancshares, Inc.	9,365	286,475
Southwest Bancorp, Inc.	7,024	136,406
State Bank Financial Corp.	13,528	295,993
Sterling Bancorp	47,718	805,957
Stock Yards Bancorp, Inc.	8,446	249,495
Stonegate Bank	4,206	133,288

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Suffolk Bancorp	4,430	$145,791
Summit Financial Group, Inc.(a)	2,887	56,730
Sun Bancorp, Inc.*	3,433	73,260
Talmer Bancorp, Inc., Class A	22,060	463,701
Texas Capital Bancshares, Inc.*	17,398	844,499
Tompkins Financial Corp.	5,436	395,415
Towne Bank	20,971	481,284
TriCo Bancshares	7,791	202,722
TriState Capital Holdings, Inc.*	7,818	111,563
Triumph Bancorp, Inc.*	5,752	100,487
Trustmark Corp.	25,353	661,713
UMB Financial Corp.	16,874	934,988
Umpqua Holdings Corp.	83,135	1,266,146
Union Bankshares Corp.	16,252	436,204
Union Bankshares, Inc.(a)	1,295	45,144
United Bankshares, Inc.(a)	24,830	950,989
United Community Banks, Inc.	26,232	504,704
Univest Corp. of Pennsylvania	9,473	199,786
Valley National Bancorp	93,037	843,846
Veritex Holdings, Inc.*	2,838	49,296
Washington Trust Bancorp, Inc.	5,616	213,183
WashingtonFirst Bankshares, Inc.	2,838	68,112
Webster Financial Corp.	34,588	1,243,784
WesBanco, Inc.	13,424	415,070
West Bancorporation, Inc.	6,335	120,365
Westamerica Bancorporation(a)	9,300	437,472
Wilshire Bancorp, Inc.	26,817	288,015
Wintrust Financial Corp.	18,242	963,178
Yadkin Financial Corp.	18,813	473,899
Your Community Bankshares, Inc.	1,821	67,759

		62,381,701

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	3,349	612,465
Coca-Cola Bottling Co. Consolidated	1,781	253,632
Craft Brew Alliance, Inc.*	4,486	52,666
MGP Ingredients, Inc.	4,715	202,745
National Beverage Corp.*	4,372	250,778
Primo Water Corp.*	7,681	92,018

		1,464,304

Biotechnology 4.9%
Acceleron Pharma, Inc.*	10,311	349,749
Achillion Pharmaceuticals, Inc.*	44,075	364,941
Acorda Therapeutics, Inc.*	16,197	409,460
Adamas Pharmaceuticals, Inc.*(a)	6,207	93,726
Aduro Biotech, Inc.*(a)	13,133	192,792
Advaxis, Inc.*(a)	12,068	100,647
Adverum Biotechnologies, Inc.*	7,778	28,156
Agenus, Inc.*(a)	27,565	152,986
Aimmune Therapeutics, Inc.*	9,704	116,351
Akebia Therapeutics, Inc.*	11,941	106,872
Alder Biopharmaceuticals, Inc.*(a)	17,608	565,217
AMAG Pharmaceuticals, Inc.*	13,118	348,021
Amicus Therapeutics, Inc.*	47,687	320,457
Anavex Life Sciences Corp.*(a)	12,288	47,186
Anthera Pharmaceuticals, Inc.*(a)	15,387	47,392
Applied Genetic Technologies Corp.*	4,687	70,446
Ardelyx, Inc.*(a)	8,256	88,174
Arena Pharmaceuticals, Inc.*	89,825	150,008
Argos Therapeutics, Inc.*	3,787	19,920
ARIAD Pharmaceuticals, Inc.*(a)	66,636	633,708
Array BioPharma, Inc.*(a)	52,420	196,051
Arrowhead Pharmaceuticals, Inc.*(a)	21,420	127,663
Asterias Biotherapeutics, Inc.*(a)	4,106	12,277
Atara Biotherapeutics, Inc.*(a)	8,671	208,104
Athersys, Inc.*(a)	27,448	60,935
Avexis, Inc.*(a)	1,800	67,734
Axovant Sciences Ltd.*(a)	9,074	134,295
Bellicum Pharmaceuticals, Inc.*(a)	7,710	122,435
BioCryst Pharmaceuticals, Inc.*	28,884	104,560
BioSpecifics Technologies Corp.*	1,952	79,056
Biotime, Inc.*(a)	30,975	96,642
Bluebird Bio, Inc.*(a)	13,905	795,088
Blueprint Medicines Corp.*	7,441	164,521
Cara Therapeutics, Inc.*(a)	6,952	41,225
Celldex Therapeutics, Inc.*(a)	37,259	172,137
Cellular Biomedicine Group, Inc.*(a)	3,908	58,190
Cepheid*	27,324	965,357
ChemoCentryx, Inc.*(a)	8,101	38,075
Chimerix, Inc.*	18,078	72,131
Cidara Therapeutics, Inc.*(a)	3,762	44,730
Clovis Oncology, Inc.*(a)	11,835	169,004
Coherus Biosciences, Inc.*(a)	11,027	279,976
Concert Pharmaceuticals, Inc.*	6,082	69,882
Corvus Pharmaceuticals, Inc.*(a)	1,109	14,583
Curis, Inc.*(a)	43,956	73,846
Cytokinetics, Inc.*(a)	12,943	143,926
CytomX Therapeutics, Inc.*(a)	7,402	74,464
CytRx Corp.*(a)	24,145	15,694
Dimension Therapeutics, Inc.*(a)	4,265	30,367
Dynavax Technologies Corp.*	13,894	214,384
Eagle Pharmaceuticals, Inc.*(a)	3,277	141,370
Edge Therapeutics, Inc.*	5,869	56,929
Editas Medicine, Inc.*(a)	2,575	66,229
Eiger BioPharmaceuticals, Inc.*	1,180	22,951
Emergent BioSolutions, Inc.*	12,272	409,762
Enanta Pharmaceuticals, Inc.*(a)	6,012	135,210
Epizyme, Inc.*(a)	15,081	156,239
Esperion Therapeutics, Inc.*(a)	5,234	56,841
Exact Sciences Corp.*(a)	36,061	626,740
Exelixis, Inc.*(a)	85,649	786,258
FibroGen, Inc.*	19,659	376,077
Five Prime Therapeutics, Inc.*	10,180	516,024
Flexion Therapeutics, Inc.*	9,374	155,233
Fortress Biotech, Inc.*	11,698	35,445
Foundation Medicine, Inc.*(a)	4,777	111,638
Galena Biopharma, Inc.*(a)	66,506	29,569
Genomic Health, Inc.*	6,730	195,372
Geron Corp.*(a)	59,350	159,058
Global Blood Therapeutics, Inc.*(a)	7,108	127,091
GlycoMimetics, Inc.*	3,488	29,125
Halozyme Therapeutics, Inc.*(a)	40,914	406,685
Heron Therapeutics, Inc.*(a)	11,910	197,944
Idera Pharmaceuticals, Inc.*(a)	34,908	60,042
Ignyta, Inc.*	10,808	59,552
Immune Design Corp.*	4,474	34,316
ImmunoGen, Inc.*(a)	32,664	90,806
Immunomedics, Inc.*(a)	32,150	85,197
Infinity Pharmaceuticals, Inc.*	17,934	30,129
Inotek Pharmaceuticals Corp.*(a)	6,323	59,942
Inovio Pharmaceuticals, Inc.*(a)	25,075	247,741
Insmed, Inc.*	23,284	266,602
Insys Therapeutics, Inc.*(a)	8,812	137,908
Intellia Therapeutics, Inc.*	2,604	49,268
Invitae Corp.*(a)	8,079	70,853
Ironwood Pharmaceuticals, Inc.*	48,617	686,958
Karyopharm Therapeutics, Inc.*(a)	9,159	67,593
Keryx Biopharmaceuticals, Inc.*(a)	29,864	219,799
Kite Pharma, Inc.*(a)	14,762	835,972

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
La Jolla Pharmaceutical Co.*(a)	5,135	$87,295
Lexicon Pharmaceuticals, Inc.*(a)	15,685	255,979
Ligand Pharmaceuticals, Inc.*(a)	7,188	969,517
Lion Biotechnologies, Inc.*(a)	17,834	157,653
Loxo Oncology, Inc.*(a)	5,003	128,677
MacroGenics, Inc.*	11,902	364,082
MannKind Corp.*	120,449	119,245
Medgenics, Inc.*(a)	12,882	74,329
MediciNova, Inc.*(a)	10,791	66,904
Merrimack Pharmaceuticals, Inc.*(a)	45,821	265,762
MiMedx Group, Inc.*(a)	38,851	290,994
Minerva Neurosciences, Inc.*	8,806	97,747
Mirati Therapeutics, Inc.*	4,290	19,906
Momenta Pharmaceuticals, Inc.*	24,291	273,517
Myriad Genetics, Inc.*	25,327	784,630
NantKwest, Inc.*(a)	5,920	40,434
Natera, Inc.*(a)	9,646	126,363
NewLink Genetics Corp.*(a)	7,869	83,254
Novavax, Inc.*(a)	101,515	743,090
OncoMed Pharmaceuticals, Inc.*(a)	6,720	81,514
Ophthotech Corp.*	11,482	737,604
Organovo Holdings, Inc.*	33,582	143,731
Osiris Therapeutics, Inc.*(a)	7,588	37,940
Otonomy, Inc.*	8,920	128,091
OvaScience, Inc.*(a)	11,481	57,864
PDL BioPharma, Inc.	62,352	219,479
Pfenex, Inc.*	6,460	52,132
PharmAthene, Inc.*(a)	22,740	58,214
Portola Pharmaceuticals, Inc.*	18,511	480,546
Progenics Pharmaceuticals, Inc.*(a)	25,687	150,269
Proteostasis Therapeutics, Inc.*	2,273	25,230
Prothena Corp. PLC*(a)	13,089	720,549
PTC Therapeutics, Inc.*	12,739	76,052
Puma Biotechnology, Inc.*(a)	9,251	461,532
Radius Health, Inc.*(a)	11,946	562,896
Raptor Pharmaceutical Corp.*	31,871	187,720
REGENXBIO, Inc.*(a)	7,323	59,829
Regulus Therapeutics, Inc.*(a)	14,287	51,005
Repligen Corp.*	12,496	357,386
Retrophin, Inc.*	13,248	237,537
Rigel Pharmaceuticals, Inc.*	34,558	79,138
Sage Therapeutics, Inc.*(a)	9,930	445,460
Sangamo BioSciences, Inc.*	25,834	163,529
Sarepta Therapeutics, Inc.*(a)	16,115	407,387
Seres Therapeutics, Inc.*(a)	6,655	72,806
Sorrento Therapeutics, Inc.*(a)	11,281	70,957
Spark Therapeutics, Inc.*(a)	7,326	424,468
Spectrum Pharmaceuticals, Inc.*	25,063	172,183
Stemline Therapeutics, Inc.*	6,271	46,405
Syndax Pharmaceuticals, Inc.*(a)	1,620	20,120
Synergy Pharmaceuticals, Inc.*(a)	68,002	277,448
Synthetic Biologics, Inc.*(a)	27,269	47,721
T2 Biosystems, Inc.*(a)	5,131	29,041
TESARO, Inc.*(a)	10,115	943,123
TG Therapeutics, Inc.*(a)	15,097	89,223
Tobira Therapeutics, Inc.*	3,079	13,270
Tokai Pharmaceuticals, Inc.*(a)	3,748	4,722
Trevena, Inc.*	16,646	104,370
Trovagene, Inc.*(a)	11,363	63,974
Ultragenyx Pharmaceutical, Inc.*	13,590	859,975
Vanda Pharmaceuticals, Inc.*	13,922	158,711
Versartis, Inc.*(a)	10,031	115,357
Vitae Pharmaceuticals, Inc.*(a)	9,779	104,146
Vital Therapies, Inc.*(a)	7,709	47,950
Voyager Therapeutics, Inc.*	4,264	62,851
vTv Therapeutics, Inc., Class A*	3,134	17,738
XBiotech, Inc.*(a)	6,474	92,384
Xencor, Inc.*	12,028	227,810
Zafgen, Inc.*	6,542	19,888
ZIOPHARM Oncology, Inc.*(a)	45,599	221,611

		31,894,273

Building Products 1.2%
AAON, Inc.	14,914	394,923
Advanced Drainage Systems, Inc.	13,196	352,465
American Woodmark Corp.*	5,215	387,109
Apogee Enterprises, Inc.	10,559	493,633
Armstrong Flooring, Inc.*	8,670	172,793
Builders FirstSource, Inc.*	31,511	406,177
Caesarstone Ltd.*	8,888	333,211
Continental Building Products, Inc.*	13,211	309,798
CSW Industrials, Inc.*(a)	5,316	180,372
Gibraltar Industries, Inc.*	11,705	412,952
Griffon Corp.	11,502	197,144
Insteel Industries, Inc.	7,002	243,600
Masonite International Corp.*	11,432	798,297
NCI Building Systems, Inc.*	9,953	161,438
Nortek, Inc.*	3,590	311,899
Patrick Industries, Inc.*	5,478	353,660
PGT, Inc.*	18,137	217,644
Ply Gem Holdings, Inc.*	8,001	122,895
Quanex Building Products Corp.	12,830	256,472
Simpson Manufacturing Co., Inc.	15,518	633,134
Trex Co., Inc.*	10,997	533,355
Universal Forest Products, Inc.	7,386	798,574

		8,071,545

Capital Markets 1.3%
Actua Corp.*	14,838	148,083
Arlington Asset Investment Corp., Class A(a)	8,476	118,071
Associated Capital Group, Inc., Class A	1,752	52,367
B. Riley Financial, Inc.(a)	3,056	27,749
BGC Partners, Inc., Class A	81,755	725,167
Calamos Asset Management, Inc., Class A	7,184	50,001
Cohen & Steers, Inc.	7,684	331,180
Cowen Group, Inc., Class A*(a)	41,762	130,297
Diamond Hill Investment Group, Inc.	1,137	217,156
Evercore Partners, Inc., Class A	14,708	745,254
FBR & Co.	2,032	30,622
Fifth Street Asset Management, Inc.	2,465	9,909
Financial Engines, Inc.	20,077	529,832
GAIN Capital Holdings, Inc.	12,740	85,613
GAMCO Investors, Inc., Class A	1,787	61,008
Greenhill & Co., Inc.	10,474	207,699
Hennessy Advisors, Inc.(a)	1,041	36,123
Houlihan Lokey, Inc.	4,485	102,841
INTL. FCStone, Inc.*	5,607	163,388
Investment Technology Group, Inc.	12,979	216,749
Janus Capital Group, Inc.	54,317	820,187
KCG Holdings, Inc., Class A*	19,748	298,787
Ladenburg Thalmann Financial Services, Inc.*(a)	41,956	102,373
Manning & Napier, Inc.(a)	5,097	39,706
Medley Management, Inc., Class A	2,680	20,127
Moelis & Co., Class A	7,054	175,574
OM Asset Management PLC	14,960	209,440
Oppenheimer Holdings, Inc., Class A	3,746	58,962
Piper Jaffray Cos.*	5,761	238,160

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
PJT Partners, Inc., Class A(a)	6,567	$167,656
Pzena Investment Management, Inc., Class A	4,591	36,085
Safeguard Scientifics, Inc.*	8,183	105,724
Silvercrest Asset Management Group, Inc., Class A	2,243	27,253
Stifel Financial Corp.*	24,190	855,117
Virtu Financial, Inc., Class A	9,437	162,316
Virtus Investment Partners, Inc.(a)	2,366	199,430
Waddell & Reed Financial, Inc., Class A	13,523	246,930
Walter Investment Management Corp.*(a)	7,107	20,397
Westwood Holdings Group, Inc.	2,873	154,050
WisdomTree Investments, Inc.(a)	41,477	412,281

		8,339,664

Chemicals 2.4%
A. Schulman, Inc.	11,063	324,257
AgroFresh Solutions, Inc.*(a)	7,600	49,020
American Vanguard Corp.	10,780	160,406
Axiall Corp.	26,665	870,612
Balchem Corp.	11,838	756,093
Calgon Carbon Corp.	19,019	262,462
Chase Corp.	2,615	158,443
Chemours Co. (The)	68,704	638,947
Chemtura Corp.*	24,055	675,705
Codexis, Inc.*	12,007	52,230
Ferro Corp.*	31,234	404,793
Flotek Industries, Inc.*(a)	20,247	287,507
FutureFuel Corp.	8,949	102,556
GCP Applied Technologies, Inc.*	26,580	731,747
H.B. Fuller Co.	18,879	879,006
Hawkins, Inc.	3,637	155,445
Ingevity Corp.*	15,995	612,129
Innophos Holdings, Inc.	7,394	318,386
Innospec, Inc.	8,962	450,520
KMG Chemicals, Inc.	3,568	98,084
Koppers Holdings, Inc.*	7,592	240,059
Kraton Performance Polymers, Inc.*	11,190	334,693
Kronos Worldwide, Inc.(a)	8,177	46,200
LSB Industries, Inc.*(a)	7,864	91,065
Minerals Technologies, Inc.	13,061	852,361
Olin Corp.	62,378	1,303,700
OMNOVA Solutions, Inc.*	15,039	142,419
PolyOne Corp.	31,604	1,108,352
Quaker Chemical Corp.	4,795	458,690
Rayonier Advanced Materials, Inc.	16,106	221,780
Sensient Technologies Corp.	16,800	1,240,344
Stepan Co.	7,383	474,801
TerraVia Holdings, Inc.*(a)	31,994	80,945
Trecora Resources*	8,254	94,343
Tredegar Corp.	9,187	162,610
Trinseo SA	10,852	540,321
Tronox Ltd., Class A	25,184	163,444
Valhi, Inc.	6,575	12,230

		15,556,705

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	20,963	780,033
ACCO Brands Corp.*	39,887	448,330
Aqua Metals, Inc.*(a)	3,752	34,931
ARC Document Solutions, Inc.*	16,217	63,895
Brady Corp., Class A	17,270	555,058
Brink’s Co. (The)	16,989	557,579
Casella Waste Systems, Inc., Class A*	14,663	137,246
CECO Environmental Corp.	10,801	99,909
Deluxe Corp.	18,394	1,243,251
Ennis, Inc.	9,749	168,853
Essendant, Inc.	13,943	279,418
G&K Services, Inc., Class A	7,428	595,800
Healthcare Services Group, Inc.	26,373	1,023,536
Heritage-Crystal Clean, Inc.*	5,160	65,068
Herman Miller, Inc.	22,486	736,866
HNI Corp.	17,022	887,357
InnerWorkings, Inc.*	14,759	125,599
Interface, Inc.	24,360	435,070
Kimball International, Inc., Class B	13,751	156,624
Knoll, Inc.	18,173	458,868
Matthews International Corp., Class A	12,086	726,489
McGrath RentCorp	9,038	288,041
Mobile Mini, Inc.	16,616	540,186
MSA Safety, Inc.	11,681	652,734
Multi-Color Corp.	5,138	331,812
NL Industries, Inc.*	2,997	8,901
Quad/Graphics, Inc.	10,490	266,026
SP Plus Corp.*	6,310	151,629
Steelcase, Inc., Class A	32,260	467,770
Team, Inc.*	10,848	299,513
Tetra Tech, Inc.	21,854	719,652
TRC Cos., Inc.*	6,692	46,978
UniFirst Corp.	5,694	665,515
US Ecology, Inc.	8,220	372,366
Viad Corp.	7,663	266,826
VSE Corp.	1,577	100,234
West Corp.	16,524	365,346

		15,123,309

Communications Equipment 1.7%
ADTRAN, Inc.	17,820	324,324
Aerohive Networks, Inc.*	9,093	66,470
Applied Optoelectronics, Inc.*	6,439	76,238
Bel Fuse, Inc., Class B	3,533	72,391
Black Box Corp.	6,060	82,719
CalAmp Corp.*	13,784	195,733
Calix, Inc.*	15,108	116,634
Ciena Corp.*	51,715	992,411
Clearfield, Inc.*(a)	4,319	86,423
Comtech Telecommunications Corp.	9,628	125,838
Digi International, Inc.*	8,905	98,935
EMCORE Corp.*	7,950	51,516
Extreme Networks, Inc.*	37,057	144,152
Finisar Corp.*	40,414	758,167
Harmonic, Inc.*(a)	28,036	92,238
Infinera Corp.*	52,811	462,624
InterDigital, Inc.	12,513	738,893
Ixia*	22,984	264,316
KVH Industries, Inc.*	6,678	60,569
Lumentum Holdings, Inc.*	18,919	572,300
NETGEAR, Inc.*	12,194	627,137
NetScout Systems, Inc.*	33,710	943,206
Oclaro, Inc.*(a)	36,956	211,758
Plantronics, Inc.	12,456	600,877
Polycom, Inc.*	51,093	633,042
ShoreTel, Inc.*	24,413	179,191
Silicom Ltd.	2,022	73,318
Sonus Networks, Inc.*	18,339	158,082
Ubiquiti Networks, Inc.*(a)	9,797	438,122
ViaSat, Inc.*	16,739	1,235,840
Viavi Solutions, Inc.*	87,963	627,176

		11,110,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering 0.9%
Aegion Corp.*	13,210	$271,069
Ameresco, Inc., Class A*	8,380	41,481
Argan, Inc.	4,939	227,836
Comfort Systems USA, Inc.	14,007	425,533
Dycom Industries, Inc.*	11,533	1,084,679
EMCOR Group, Inc.	22,831	1,271,687
Granite Construction, Inc.	14,863	739,880
Great Lakes Dredge & Dock Corp.*	23,876	106,009
HC2 Holdings, Inc.*(a)	11,885	54,671
IES Holdings, Inc.*	2,781	43,244
Layne Christensen Co.*	6,249	49,992
MasTec, Inc.*	24,619	601,935
MYR Group, Inc.*	6,103	150,561
NV5 Global, Inc.*	2,741	88,178
Orion Group Holdings, Inc.*	11,534	65,167
Primoris Services Corp.	15,299	276,147
Tutor Perini Corp.*	14,095	354,066

		5,852,135

Construction Materials 0.2%
Headwaters, Inc.*	27,558	548,129
Summit Materials, Inc., Class A*	28,519	631,411
United States Lime & Minerals, Inc.	792	49,896
US Concrete, Inc.*	5,271	339,979

		1,569,415

Consumer Finance 0.5%
Cash America International, Inc.	8,820	377,937
Encore Capital Group, Inc.*(a)	9,031	220,447
Enova International, Inc.*	10,423	94,745
EZCORP, Inc., Class A*	18,691	169,341
First Cash Financial Services, Inc.	10,232	525,004
Green Dot Corp., Class A*	16,051	388,434
LendingClub Corp.*(a)	123,644	571,235
Nelnet, Inc., Class A	7,694	310,915
PRA Group, Inc.*(a)	17,591	490,085
Regional Management Corp.*	3,794	71,327
World Acceptance Corp.*	2,305	100,175

		3,319,645

Containers & Packaging 0.1%
AEP Industries, Inc.	1,561	125,598
Greif, Inc., Class A	9,759	391,629
Greif, Inc., Class B	2,048	108,483
Multi Packaging Solutions International Ltd.*	7,965	115,652
Myers Industries, Inc.	7,654	114,427
UFP Technologies, Inc.*	2,205	50,472

		906,261

Distributors 0.1%
Core-Mark Holding Co., Inc.	16,808	822,920
Weyco Group, Inc.	2,514	70,241

		893,161

Diversified Consumer Services 1.0%
American Public Education, Inc.*	5,559	159,210
Apollo Education Group, Inc.*	32,149	289,019
Ascent Capital Group, Inc., Class A*	3,882	66,072
Bridgepoint Education, Inc.*	6,958	49,610
Bright Horizons Family Solutions, Inc.*	15,572	1,044,414
Cambium Learning Group, Inc.*	4,843	23,440
Capella Education Co.	4,277	256,064
Career Education Corp.*	26,189	180,966
Carriage Services, Inc.	5,609	136,355
Chegg, Inc.*(a)	28,276	152,408
Collectors Universe, Inc.	2,907	62,530
DeVry Education Group, Inc.(a)	23,006	512,344
Grand Canyon Education, Inc.*	16,988	714,515
Houghton Mifflin Harcourt Co.*	46,613	790,090
K12, Inc.*	12,483	154,539
Liberty Tax, Inc.	2,264	31,379
LifeLock, Inc.*	32,008	535,494
Regis Corp.*	13,606	182,865
Sotheby’s(a)	19,463	630,407
Strayer Education, Inc.*	4,156	190,012
Weight Watchers International, Inc.*(a)	10,530	125,623

		6,287,356

Diversified Financial Services 0.1%
BBX Capital Corp., Class A*	1,191	23,034
FNFV Group*	25,007	298,333
Marlin Business Services Corp.	3,527	64,756
NewStar Financial, Inc.*	9,399	96,058
On Deck Capital, Inc.*	17,451	90,745
PICO Holdings, Inc.*	9,069	91,416
Resource America, Inc., Class A	4,500	43,830
Tiptree Financial, Inc., Class A	11,104	57,963

		766,135

Diversified Telecommunication Services 0.7%
ATN International, Inc.	3,609	265,334
Cincinnati Bell, Inc.*	79,561	397,805
Cogent Communications Holdings, Inc.	15,732	672,228
Consolidated Communications Holdings, Inc.	18,884	527,808
FairPoint Communications, Inc.*(a)	7,626	123,465
General Communication, Inc., Class A*	11,511	177,154
Globalstar, Inc.*(a)	140,832	167,590
Hawaiian Telcom Holdco, Inc.*	2,390	53,058
IDT Corp., Class B	6,661	101,647
Inteliquent, Inc.	12,734	261,684
Intelsat SA*	11,505	26,461
Iridium Communications, Inc.*(a)	31,075	279,054
Lumos Networks Corp.*	7,367	86,194
ORBCOMM, Inc.*	24,229	256,585
pdvWireless, Inc.*(a)	3,728	80,152
Straight Path Communications, Inc., Class B*(a)	3,731	68,053
Vonage Holdings Corp.*	71,554	424,315
Windstream Holdings, Inc.	36,644	341,156

		4,309,743

Electric Utilities 1.2%
ALLETE, Inc.	18,707	1,194,442
El Paso Electric Co.	15,232	726,262
Empire District Electric Co. (The)	16,645	561,436
Genie Energy Ltd., Class B*	4,876	31,304
IDACORP, Inc.	19,057	1,540,758
MGE Energy, Inc.	13,134	737,474
Otter Tail Corp.	14,212	495,288
PNM Resources, Inc.	30,155	1,036,126
Portland General Electric Co.	33,758	1,474,212
Spark Energy, Inc., Class A(a)	1,857	46,035

		7,843,337

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	2,469	55,849
American Superconductor Corp.*(a)	4,095	37,592
AZZ, Inc.	9,770	606,522
Babcock & Wilcox Enterprises, Inc.*	17,133	263,163
Encore Wire Corp.	7,889	296,074
Energous Corp.*(a)	5,407	67,155
EnerSys	16,448	1,025,533
FuelCell Energy, Inc.*(a)	8,208	44,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
Generac Holdings, Inc.*	24,707	$933,678
General Cable Corp.	18,042	265,759
LSI Industries, Inc.	8,265	90,584
Plug Power, Inc.*(a)	64,837	116,058
Powell Industries, Inc.	3,222	118,699
Power Solutions International, Inc.*(a)	1,887	33,192
Preformed Line Products Co.	1,121	54,783
Sunrun, Inc.*(a)	23,458	121,512
Thermon Group Holdings, Inc.*	12,179	245,772
Vicor Corp.*	6,915	73,299

		4,449,465

Electronic Equipment, Instruments & Components 2.7%
Agilysys, Inc.*	6,180	70,575
Anixter International, Inc.*	10,912	668,687
AVX Corp.	17,500	239,050
Badger Meter, Inc.	5,278	368,088
Belden, Inc.	15,711	1,150,202
Benchmark Electronics, Inc.*	18,563	435,117
Coherent, Inc.*	9,113	966,434
Control4 Corp.*(a)	8,167	71,134
CTS Corp.	11,840	226,262
Daktronics, Inc.	15,212	98,422
DTS, Inc.*	6,668	185,304
Electro Rent Corp.	6,905	106,820
Electro Scientific Industries, Inc.*	9,412	63,719
ePlus, Inc.*	2,380	200,182
Fabrinet*	12,979	490,087
FARO Technologies, Inc.*	6,228	217,233
Gerber Scientific, Inc.*(b)	11,566	0
II-VI, Inc.*	22,318	448,592
Insight Enterprises, Inc.*	13,732	365,271
InvenSense, Inc.*(a)	29,432	199,549
Itron, Inc.*	12,609	538,278
Kimball Electronics, Inc.*	10,635	134,214
Knowles Corp.*(a)	33,129	445,254
Littelfuse, Inc.	8,297	1,037,291
Maxwell Technologies, Inc.*(a)	11,224	61,732
Mesa Laboratories, Inc.(a)	1,063	122,915
Methode Electronics, Inc.	13,861	485,551
MTS Systems Corp.	6,334	300,422
Novanta, Inc.*	12,032	189,023
OSI Systems, Inc.*	6,601	392,561
Park Electrochemical Corp.	7,433	120,415
PC Connection, Inc.	4,070	105,047
Plexus Corp.*	12,526	575,444
QLogic Corp.*	31,505	488,958
Radisys Corp.*	13,080	63,046
Rofin-Sinar Technologies, Inc.*	10,190	322,004
Rogers Corp.*	6,714	459,506
Sanmina Corp.*	27,655	700,778
ScanSource, Inc.*	9,544	391,590
SYNNEX Corp.	10,493	1,054,861
Systemax, Inc.*	4,716	42,208
Tech Data Corp.*	13,200	1,028,676
TTM Technologies, Inc.*	26,958	268,232
Universal Display Corp.*	15,614	1,106,096
Vishay Intertechnology, Inc.	51,135	681,629
Vishay Precision Group, Inc.*	4,443	58,425

		17,744,884

Energy Equipment & Services 1.0%
Archrock, Inc.	25,418	226,474
Atwood Oceanics, Inc.(a)	22,930	244,892
Bristow Group, Inc.	13,045	141,017
CARBO Ceramics, Inc.(a)	7,242	102,112
Dawson Geophysical Co.*(a)	7,127	53,096
Era Group, Inc.*	8,162	71,662
Exterran Corp.*	11,888	151,215
Fairmount Santrol Holdings, Inc.*	25,376	173,826
Forum Energy Technologies, Inc.*	22,341	364,829
Geospace Technologies Corp.*(a)	5,193	85,685
Helix Energy Solutions Group, Inc.*	37,718	299,481
Hornbeck Offshore Services, Inc.*(a)	12,822	102,320
Independence Contract Drilling, Inc.*	10,482	52,725
Matrix Service Co.*	10,086	167,125
McDermott International, Inc.*	90,674	469,691
Natural Gas Services Group, Inc.*	4,675	117,389
Newpark Resources, Inc.*	30,851	194,978
Oil States International, Inc.*	19,211	594,004
Parker Drilling Co.*	48,678	100,764
PHI, Inc., Non-Voting Shares*	4,986	96,330
Pioneer Energy Services Corp.*	25,190	79,349
RigNet, Inc.*(a)	4,772	57,025
SEACOR Holdings, Inc.*(a)	6,056	342,285
Seadrill Ltd.*(a)	141,711	420,882
Tesco Corp.	15,302	101,146
TETRA Technologies, Inc.*	35,315	212,243
Tidewater, Inc.(a)	18,675	79,742
U.S. Silica Holdings, Inc.(a)	24,137	832,002
Unit Corp.*	18,914	236,425
Willbros Group, Inc.*	15,145	31,047

		6,201,761

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	10,196	377,048
Chefs’ Warehouse Inc. (The)*	7,002	113,082
Ingles Markets, Inc., Class A	5,029	195,276
Natural Grocers by Vitamin Cottage, Inc.*(a)	3,251	44,506
Performance Food Group Co.*	14,064	385,916
PriceSmart, Inc.	7,568	589,396
Smart & Final Stores, Inc.*	9,017	124,344
SpartanNash Co.	13,843	436,055
SUPERVALU, Inc.*	99,844	487,239
United Natural Foods, Inc.*	18,647	931,977
Village Super Market, Inc., Class A	2,841	89,889
Weis Markets, Inc.	3,610	186,529

		3,961,257

Food Products 1.4%
Alico, Inc.	1,495	44,222
Amplify Snack Brands, Inc.*(a)	10,965	156,361
B&G Foods, Inc.	23,423	1,208,393
Calavo Growers, Inc.	5,810	382,182
Cal-Maine Foods, Inc.(a)	11,579	485,160
Darling Ingredients, Inc.*	61,825	975,599
Dean Foods Co.(a)	34,593	638,587
Farmer Brothers Co.*	2,763	84,741
Fresh Del Monte Produce, Inc.	12,150	690,727
Freshpet, Inc.*	8,173	71,432
Inventure Foods, Inc.*	7,653	65,969
J&J Snack Foods Corp.	5,645	686,488
John B. Sanfilippo & Son, Inc.	3,169	147,897
Lancaster Colony Corp.	7,075	919,467
Landec Corp.*	9,852	113,298
Lifeway Foods, Inc.*	1,982	19,800
Limoneira Co.(a)	4,713	83,373
Omega Protein Corp.*	8,309	187,119
Sanderson Farms, Inc.(a)	7,564	662,531
Seaboard Corp.*	99	290,070
Seneca Foods Corp., Class A*	2,507	98,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Snyder’s-Lance, Inc.	30,265	$1,036,879
Tootsie Roll Industries, Inc.(a)	6,530	242,459

		9,290,953

Gas Utilities 1.3%
Chesapeake Utilities Corp.	5,509	352,962
Delta Natural Gas Co., Inc.(a)	2,174	57,372
New Jersey Resources Corp.	32,042	1,193,244
Northwest Natural Gas Co.	10,217	663,492
ONE Gas, Inc.	19,705	1,280,037
South Jersey Industries, Inc.	30,056	958,185
Southwest Gas Corp.	17,842	1,382,755
Spire, Inc.	15,839	1,099,226
WGL Holdings, Inc.	19,020	1,346,426

		8,333,699

Health Care Equipment & Supplies 3.2%
Abaxis, Inc.	8,290	410,023
Accuray, Inc.*(a)	29,737	162,959
Analogic Corp.	4,680	393,214
AngioDynamics, Inc.*	10,188	169,019
Anika Therapeutics, Inc.*	5,349	267,022
AtriCure, Inc.*	11,688	177,541
Atrion Corp.	516	246,029
Avinger, Inc.*	3,815	18,846
AxoGen, Inc.*	8,660	58,195
Cantel Medical Corp.	13,511	904,562
Cardiovascular Systems, Inc.*	11,892	233,202
Cerus Corp.*(a)	37,911	280,162
ConforMIS, Inc.*	13,117	91,426
CONMED Corp.	10,344	420,380
Corindus Vascular Robotics, Inc.*(a)	17,407	24,892
CryoLife, Inc.	11,667	169,988
Cutera, Inc.*	4,708	50,799
Cynosure, Inc., Class A*	8,939	491,287
Endologix, Inc.*	30,434	429,424
Entellus Medical, Inc.*(a)	2,789	49,923
Exactech, Inc.*	4,113	111,174
GenMark Diagnostics, Inc.*	15,193	161,806
Glaukos Corp.*	6,240	218,150
Globus Medical, Inc., Class A*	26,376	605,329
Haemonetics Corp.*	19,237	583,266
Halyard Health, Inc.*	17,575	607,919
HeartWare International, Inc.*	6,514	377,421
ICU Medical, Inc.*	5,541	646,967
Inogen, Inc.*	6,211	333,779
Insulet Corp.*	21,716	768,529
Integer Holdings Corp.*	11,483	255,037
Integra LifeSciences Holdings Corp.*	11,398	960,510
Invacare Corp.	12,110	139,507
InVivo Therapeutics Holdings Corp.*(a)	13,130	85,082
iRadimed Corp.*	1,085	21,006
IRIDEX Corp.*(a)	2,686	43,540
K2M Group Holdings, Inc.*	9,551	160,075
LeMaitre Vascular, Inc.	4,490	77,228
Masimo Corp.*	15,441	817,910
Meridian Bioscience, Inc.	15,847	306,798
Merit Medical Systems, Inc.*	16,751	392,643
Natus Medical, Inc.*	12,254	481,950
Neogen Corp.*	13,705	755,831
Nevro Corp.*(a)	9,064	749,593
Novocure Ltd.*(a)	18,789	141,293
NuVasive, Inc.*	18,674	1,161,523
NxStage Medical, Inc.*	23,937	529,247
OraSure Technologies, Inc.*	19,118	130,385
Orthofix International NV*	6,711	318,101
Oxford Immunotec Global PLC*	7,916	63,645
Penumbra, Inc.*(a)	9,561	653,112
Quidel Corp.*	9,997	227,932
Rockwell Medical, Inc.*(a)	18,954	152,580
RTI Surgical, Inc.*	22,692	73,749
Second Sight Medical Products, Inc.*(a)	5,498	22,212
Senseonics Holdings, Inc.*	9,843	32,679
Spectranetics Corp. (The)*(a)	15,974	370,277
STAAR Surgical Co.*(a)	15,405	105,370
Surmodics, Inc.*	4,891	134,160
Tandem Diabetes Care, Inc.*	6,974	46,238
TransEnterix, Inc.*(a)	20,177	27,239
Utah Medical Products, Inc.	1,406	91,488
Vascular Solutions, Inc.*	6,268	287,513
Veracyte, Inc.*(a)	5,285	26,161
Wright Medical Group NV*	38,723	849,195
ZELTIQ Aesthetics, Inc.*(a)	13,344	453,029

		20,607,071

Health Care Providers & Services 2.4%
AAC Holdings, Inc.*(a)	3,165	71,751
Aceto Corp.	11,078	284,815
Addus HomeCare Corp.*	2,630	49,602
Adeptus Health, Inc., Class A*(a)	5,357	238,761
Air Methods Corp.*	13,468	448,350
Almost Family, Inc.*	3,050	121,360
Amedisys, Inc.*	10,584	566,773
American Renal Associates Holdings, Inc.*	3,280	78,228
AMN Healthcare Services, Inc.*	17,675	747,653
BioScrip, Inc.*(a)	43,721	111,926
BioTelemetry, Inc.*	10,182	193,662
Capital Senior Living Corp.*	11,144	217,085
Chemed Corp.	6,123	900,938
Civitas Solutions, Inc.*	5,665	121,401
Community Health Systems, Inc.*(a)	41,496	529,904
CorVel Corp.*	3,692	166,878
Cross Country Healthcare, Inc.*	12,160	177,779
Diplomat Pharmacy, Inc.*(a)	17,202	618,068
Ensign Group, Inc. (The)	18,533	398,460
Genesis Healthcare, Inc.*	14,349	29,559
HealthEquity, Inc.*	16,243	479,493
HealthSouth Corp.	33,289	1,433,091
Healthways, Inc.*	12,411	209,001
Kindred Healthcare, Inc.	31,501	386,202
Landauer, Inc.	3,587	149,650
LHC Group, Inc.*	5,639	255,221
Magellan Health, Inc.*	9,184	628,828
Molina Healthcare, Inc.*	16,305	926,287
National HealthCare Corp.	4,204	271,578
National Research Corp., Class A	4,186	62,874
Nobilis Health Corp.*(a)	20,281	57,801
Owens & Minor, Inc.	23,522	839,971
PharMerica Corp.*	10,922	290,088
Providence Service Corp. (The)*	4,851	234,643
Quorum Health Corp.*	11,091	120,781
RadNet, Inc.*	13,755	82,668
Select Medical Holdings Corp.*	40,149	461,714
Surgery Partners, Inc.*(a)	6,994	126,801
Surgical Care Affiliates, Inc.*	10,132	526,965
Team Health Holdings, Inc.*	25,597	1,045,381
Teladoc, Inc.*(a)	7,628	133,032
Triple-S Management Corp., Class B*	8,724	216,791
U.S. Physical Therapy, Inc.	4,429	264,057

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Universal American Corp.	21,236	$162,668
USMD Holdings, Inc.*	762	15,690

		15,454,229

Health Care Technology 0.6%
Castlight Health, Inc., Class B*(a)	13,313	49,657
Computer Programs & Systems, Inc.(a)	4,299	170,412
Cotiviti Holdings, Inc.*	4,880	117,803
Evolent Health, Inc., Class A*(a)	5,768	135,779
HealthStream, Inc.*	9,589	232,341
HMS Holdings Corp.*	31,790	631,985
Imprivata, Inc.*	5,850	111,852
Medidata Solutions, Inc.*	20,726	1,101,587
Omnicell, Inc.*	13,442	519,937
Press Ganey Holdings, Inc.*	8,405	335,528
Quality Systems, Inc.	18,924	232,387
Vocera Communications, Inc.*	9,496	140,446

		3,779,714

Hotels, Restaurants & Leisure 3.1%
Belmond Ltd., Class A*	31,744	364,739
Biglari Holdings, Inc.*	398	165,214
BJ’s Restaurants, Inc.*	8,744	339,617
Bloomin’ Brands, Inc.	42,753	768,699
Bob Evans Farms, Inc.	7,409	272,503
Bojangles’, Inc.*	3,219	55,946
Boyd Gaming Corp.*	31,141	610,675
Buffalo Wild Wings, Inc.*	7,129	1,197,387
Caesars Acquisition Co., Class A*	17,696	190,409
Caesars Entertainment Corp.*(a)	20,907	144,258
Carrols Restaurant Group, Inc.*	13,302	161,087
Century Casinos, Inc.*	7,308	46,625
Cheesecake Factory, Inc. (The)	17,109	885,049
Churchill Downs, Inc.	5,098	668,501
Chuy’s Holdings, Inc.*(a)	6,256	210,952
ClubCorp Holdings, Inc.	24,032	348,464
Cracker Barrel Old Country Store, Inc.(a)	7,175	1,129,417
Dave & Buster’s Entertainment, Inc.*	14,274	635,193
Del Frisco’s Restaurant Group, Inc.*	8,755	130,625
Del Taco Restaurants, Inc.*	8,297	87,201
Denny’s Corp.*	28,441	317,402
Diamond Resorts International, Inc.*	14,066	424,512
DineEquity, Inc.	6,648	540,948
El Pollo Loco Holdings, Inc.*(a)	7,379	97,108
Eldorado Resorts, Inc.*	10,768	155,598
Empire Resorts, Inc.*(a)	1,323	20,480
Fiesta Restaurant Group, Inc.*	10,181	227,443
Fogo De Chao, Inc.*	1,654	22,544
Golden Entertainment, Inc.	3,802	51,745
Habit Restaurants, Inc. (The), Class A*(a)	4,533	73,616
International Speedway Corp., Class A	9,719	328,211
Interval Leisure Group, Inc.	42,503	764,204
Intrawest Resorts Holdings, Inc.*	5,879	85,481
Isle of Capri Casinos, Inc.*	9,400	176,062
J Alexander’s Holdings, Inc.*	5,474	52,386
Jack in the Box, Inc.	12,298	1,087,020
Jamba, Inc.*(a)	4,816	52,013
Kona Grill, Inc.*(a)	3,264	40,800
La Quinta Holdings, Inc.*	31,420	388,665
Lindblad Expeditions Holdings, Inc.*	5,207	51,758
Luby’s, Inc.*	6,695	31,065
Marcus Corp. (The)	6,874	152,259
Marriott Vacations Worldwide Corp.	8,396	640,615
Monarch Casino & Resort, Inc.*	4,007	93,483
Nathan’s Famous, Inc.*	1,069	51,921
Noodles & Co.*	4,312	31,866
Papa John’s International, Inc.	10,081	745,490
Penn National Gaming, Inc.*	28,858	433,447
Pinnacle Entertainment, Inc.*	23,049	251,695
Planet Fitness, Inc., Class A*(a)	5,792	118,736
Popeyes Louisiana Kitchen, Inc.*	8,204	469,925
Potbelly Corp.*(a)	8,700	113,361
Red Lion Hotels Corp.*	4,561	36,214
Red Robin Gourmet Burgers, Inc.*	5,143	248,715
Red Rock Resorts, Inc., Class A*	11,286	259,691
Ruby Tuesday, Inc.*	22,785	92,051
Ruth’s Hospitality Group, Inc.	12,050	192,438
Scientific Games Corp., Class A*	18,402	196,073
SeaWorld Entertainment, Inc.(a)	25,015	385,231
Shake Shack, Inc., Class A*(a)	5,877	235,139
Sonic Corp.	18,096	486,963
Speedway Motorsports, Inc.	4,598	81,247
Texas Roadhouse, Inc.	24,977	1,179,414
Wingstop, Inc.(a)	5,836	151,736
Zoe’s Kitchen, Inc.*(a)	7,347	261,112

		20,310,444

Household Durables 1.3%
Bassett Furniture Industries, Inc.	4,213	108,822
Beazer Homes USA, Inc.*	12,250	117,477
Cavco Industries, Inc.*	3,185	316,525
Century Communities, Inc.*	6,035	106,819
CSS Industries, Inc.	3,628	95,453
Ethan Allen Interiors, Inc.	9,655	335,318
Flexsteel Industries, Inc.	2,226	91,489
GoPro, Inc., Class A*(a)	37,823	478,083
Green Brick Partners, Inc.*(a)	7,916	55,887
Helen of Troy Ltd.*	10,597	1,055,567
Hooker Furniture Corp.	4,192	96,961
Hovnanian Enterprises, Inc., Class A*(a)	42,584	78,354
Installed Building Products, Inc.*	7,461	267,328
iRobot Corp.*	9,822	372,450
KB Home(a)	31,398	492,949
La-Z-Boy, Inc.	18,694	564,933
LGI Homes, Inc.*(a)	5,833	200,247
Libbey, Inc.	8,170	152,697
Lifetime Brands, Inc.	4,391	58,795
M.D.C. Holdings, Inc.	14,849	390,826
M/I Homes, Inc.*	9,272	209,084
Meritage Homes Corp.*	14,477	526,818
NACCO Industries, Inc., Class A	1,472	82,829
New Home Co., Inc. (The)*	3,776	37,194
Taylor Morrison Home Corp., Class A*	12,194	198,152
TopBuild Corp.*	14,467	546,274
TRI Pointe Group, Inc.*	56,226	756,240
UCP, Inc., Class A*	2,510	21,084
Universal Electronics, Inc.*	5,334	412,532
WCI Communities, Inc.*	8,044	135,380
William Lyon Homes, Class A*(a)	8,945	155,196
ZAGG, Inc.*	10,819	68,484

		8,586,247

Household Products 0.3%
Central Garden & Pet Co.*(a)	3,416	82,872
Central Garden & Pet Co., Class A*	13,007	296,429
HRG Group, Inc.*	44,576	663,737
Oil-Dri Corp. of America	1,780	66,661
Orchids Paper Products Co.	3,349	102,848

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Household Products (continued)
WD-40 Co.	4,722	$542,936

		1,755,483

Independent Power and Renewable Electricity Producers 0.6%
Atlantic Power Corp.(a)	48,331	121,794
Atlantica Yield plc	21,921	441,708
Dynegy, Inc.*	43,876	663,844
NRG Yield, Inc., Class A	13,345	229,267
NRG Yield, Inc., Class C(a)	23,523	422,003
Ormat Technologies, Inc.	14,610	666,800
Pattern Energy Group, Inc.	21,578	525,856
Talen Energy Corp.*	31,423	427,353
TerraForm Global, Inc., Class A(a)	33,895	117,955
TerraForm Power, Inc., Class A*	32,628	383,705
Vivint Solar, Inc.*(a)	8,385	25,323

		4,025,608

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	13,666	283,706

Information Technology Services 1.9%
Acxiom Corp.*	29,277	671,907
ALJ Regional Holdings, Inc.*(a)	6,971	33,670
Blackhawk Network Holdings, Inc.*	20,660	718,761
CACI International, Inc., Class A*	9,204	877,417
Cass Information Systems, Inc.	3,435	178,517
Convergys Corp.	33,690	897,838
CSG Systems International, Inc.	12,106	487,387
Datalink Corp.*	8,291	71,137
EPAM Systems, Inc.*	18,099	1,271,274
EVERTEC, Inc.	24,048	413,626
ExlService Holdings, Inc.*	12,266	607,290
Forrester Research, Inc.	3,777	154,593
Hackett Group, Inc. (The)	9,020	120,778
Higher One Holdings, Inc.*	11,102	56,953
Information Services Group, Inc.*	11,397	43,195
Lionbridge Technologies, Inc.*	22,362	100,853
ManTech International Corp., Class A	9,285	366,850
MAXIMUS, Inc.	23,743	1,398,937
MoneyGram International, Inc.*	11,511	80,117
NCI, Inc., Class A	2,149	27,271
NeuStar, Inc., Class A*(a)	10,319	259,936
Perficient, Inc.*	13,369	297,059
PFSweb, Inc.*	4,699	46,567
Planet Payment, Inc.*	15,716	73,708
Science Applications International Corp.	16,037	974,408
ServiceSource International, Inc.*	23,737	107,291
Sykes Enterprises, Inc.*	14,692	450,897
Syntel, Inc.*	12,242	554,685
TeleTech Holdings, Inc.	6,263	178,746
Travelport Worldwide Ltd.	43,645	588,771
Unisys Corp.*(a)	18,937	187,666
Virtusa Corp.*	10,755	292,536

		12,590,641

Insurance 2.2%
Ambac Financial Group, Inc.*	17,157	311,914
American Equity Investment Life Holding Co.	29,569	471,034
AMERISAFE, Inc.	7,162	419,192
Argo Group International Holdings Ltd.	10,946	567,988
Atlas Financial Holdings, Inc.*	4,253	73,194
Baldwin & Lyons, Inc., Class B	3,502	92,768
Blue Capital Reinsurance Holdings Ltd. (a)	1,955	34,897
Citizens, Inc.*(a)	18,030	150,551
CNO Financial Group, Inc.	67,844	1,178,450
Crawford & Co., Class B	4,731	51,946
Donegal Group, Inc., Class A	3,066	49,577
eHealth, Inc.*	6,885	65,752
EMC Insurance Group, Inc.	3,240	89,845
Employers Holdings, Inc.	11,576	330,148
Enstar Group Ltd.*	4,295	715,504
FBL Financial Group, Inc., Class A	3,676	229,272
Federated National Holding Co.	5,394	113,004
Fidelity & Guaranty Life (a)	4,330	94,654
Genworth Financial, Inc., Class A*	161,016	460,506
Global Indemnity PLC*	3,089	92,763
Greenlight Capital Re Ltd., Class A*	10,876	224,372
Hallmark Financial Services, Inc.*	5,824	61,793
HCI Group, Inc.	3,273	98,714
Heritage Insurance Holdings, Inc.	9,472	117,358
Horace Mann Educators Corp.	15,007	512,939
Independence Holding Co.	2,532	44,082
Infinity Property & Casualty Corp.	4,083	334,969
Investors Title Co.	494	49,647
James River Group Holdings Ltd.	5,371	180,788
Kemper Corp.	15,014	514,530
Maiden Holdings Ltd.	22,069	308,304
MBIA, Inc.*	49,455	417,400
National General Holdings Corp.	18,234	376,167
National Interstate Corp.	2,687	87,139
National Western Life Group, Inc., Class A	846	160,013
Navigators Group, Inc. (The)	4,242	397,348
OneBeacon Insurance Group Ltd., Class A	8,211	115,036
Patriot National, Inc.*	3,645	28,759
Primerica, Inc.	17,786	916,157
RLI Corp.	14,416	982,739
Safety Insurance Group, Inc.	5,286	336,718
Selective Insurance Group, Inc.	21,127	827,333
State Auto Financial Corp.	5,533	124,935
State National Cos., Inc.	11,837	129,260
Stewart Information Services Corp.	8,167	349,629
Third Point Reinsurance Ltd.*	25,135	316,450
Trupanion, Inc.*	6,209	93,632
United Fire Group, Inc.	8,131	341,502
United Insurance Holdings Corp.	6,456	102,392
Universal Insurance Holdings, Inc.(a)	12,247	266,250
WMIH Corp.*(a)	74,782	180,972

		14,590,286

Internet & Catalog Retail 0.6%
1-800-FLOWERS.COM, Inc., Class A*	9,274	84,672
Blue Nile, Inc.	4,353	126,498
Duluth Holdings, Inc., Class B*(a)	3,531	87,569
Etsy, Inc.*	39,249	394,845
FTD Cos., Inc.*	6,788	171,804
Gaia, Inc.*	4,662	38,089
HSN, Inc.	11,953	611,515
Lands’ End, Inc.*(a)	6,125	87,036
Liberty TripAdvisor Holdings, Inc., Series A*	27,243	644,842
Nutrisystem, Inc.	10,968	324,433
Overstock.com, Inc.*	4,884	79,609
PetMed Express, Inc.(a)	7,450	154,439
Shutterfly, Inc.*	12,907	686,523
Wayfair, Inc., Class A*(a)	11,911	518,129

		4,010,003

Internet Software & Services 2.5%
2U, Inc.*	13,819	483,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Alarm.com Holdings, Inc.*(a)	3,838	$110,266
Amber Road, Inc.*	6,786	59,853
Angie’s List, Inc.*	16,533	133,752
Apigee Corp.*(a)	5,655	70,348
Appfolio, Inc., Class A*	2,757	44,333
Autobytel, Inc.*	3,090	45,917
Bankrate, Inc.*	18,053	143,882
Bazaarvoice, Inc.*	30,319	125,824
Benefitfocus, Inc.*(a)	4,843	208,249
Blucora, Inc.*	13,883	141,745
Box, Inc., Class A*(a)	18,237	212,461
Brightcove, Inc.*	11,806	123,609
Carbonite, Inc.*	7,449	82,013
Care.com, Inc.*	7,304	80,271
ChannelAdvisor Corp.*	8,717	137,380
Cimpress NV*	9,504	900,979
comScore, Inc.*	18,107	469,877
Cornerstone OnDemand, Inc.*	19,047	822,640
Cvent, Inc.*	11,370	370,889
DHI Group, Inc.*	18,566	135,346
EarthLink Holdings Corp.	38,732	262,603
Endurance International Group Holdings, Inc.*(a)	22,106	198,512
Envestnet, Inc.*	15,564	594,078
Everyday Health, Inc.*	10,406	84,913
Five9, Inc.*	12,459	157,108
Global Sources Ltd.*	2,774	24,911
Gogo, Inc.*(a)	21,185	178,166
GrubHub, Inc.*(a)	30,426	1,153,754
GTT Communications, Inc.*	9,905	203,350
Hortonworks, Inc.*(a)	14,989	175,521
inContact, Inc.*	22,195	308,511
Instructure, Inc.*	3,873	84,199
IntraLinks Holdings, Inc.*	15,891	110,601
j2 Global, Inc.	17,236	1,152,054
Limelight Networks, Inc.*	23,558	39,813
Liquidity Services, Inc.*	9,598	77,552
LivePerson, Inc.*	18,519	123,614
LogMeIn, Inc.*	9,500	816,145
Marchex, Inc., Class B*	13,753	43,597
Marketo, Inc.*	15,652	550,637
MeetMe, Inc.*	15,417	99,131
MINDBODY, Inc., Class A*	5,331	93,666
Monster Worldwide, Inc.*	36,347	91,958
New Relic, Inc.*(a)	8,257	284,371
NIC, Inc.	23,669	551,961
Numerex Corp., Class A*	4,505	34,373
Q2 Holdings, Inc.*	9,637	286,026
QuinStreet, Inc.*	14,603	53,009
Quotient Technology, Inc.*	24,094	305,030
RealNetworks, Inc.*	8,735	37,823
Reis, Inc.	3,479	87,949
RetailMeNot, Inc.*	14,289	119,313
Rightside Group Ltd.*	3,964	47,568
Shutterstock, Inc.*	7,169	394,940
SPS Commerce, Inc.*	6,247	395,560
Stamps.com, Inc.*(a)	6,116	463,623
TechTarget, Inc.*	7,813	71,255
TrueCar, Inc.*(a)	20,281	190,033
Web.com Group, Inc.*	16,598	313,038
WebMD Health Corp.*	13,982	853,042
Xactly Corp.*	8,537	106,030
XO Group, Inc.*	9,871	179,948

		16,302,309

IT Services 0.1%
Cardtronics PLC, Class A*	17,074	751,085

Leisure Products 0.3%
Arctic Cat, Inc.(a)	5,169	80,688
Callaway Golf Co.	35,245	377,122
Escalade, Inc.	3,894	41,783
JAKKS Pacific, Inc.*(a)	5,441	50,166
Johnson Outdoors, Inc., Class A	2,078	63,275
Malibu Boats, Inc., Class A*	7,007	95,576
Marine Products Corp.	4,726	43,148
MCBC Holdings, Inc.	2,469	28,344
Nautilus, Inc.*	11,941	224,968
Performance Sports Group Ltd.*(a)	14,108	46,980
Smith & Wesson Holding Corp.*	20,674	608,849
Sturm Ruger & Co., Inc.(a)	7,039	478,652

		2,139,551

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.*(a)	9,274	182,234
Albany Molecular Research, Inc.*(a)	9,213	133,036
Cambrex Corp.*	12,020	629,968
ChromaDex Corp.*(a)	10,548	42,192
Enzo Biochem, Inc.*	14,572	101,567
Fluidigm Corp.*	11,615	122,538
INC Research Holdings, Inc., Class A*	15,625	695,469
Luminex Corp.*	15,181	325,329
NanoString Technologies, Inc.*	4,956	67,352
NeoGenomics, Inc.*	20,401	177,897
Pacific Biosciences of California, Inc.*(a)	28,555	244,145
PAREXEL International Corp.*	19,160	1,280,846
PRA Health Sciences, Inc.*	9,178	425,675

		4,428,248

Machinery 3.3%
Actuant Corp., Class A	21,961	521,574
Alamo Group, Inc.	3,514	235,895
Albany International Corp., Class A	10,723	453,905
Altra Industrial Motion Corp.	9,543	271,021
American Railcar Industries, Inc.(a)	2,984	125,358
Astec Industries, Inc.	7,273	438,416
Barnes Group, Inc.	18,980	719,911
Blue Bird Corp.*	1,860	26,207
Briggs & Stratton Corp.	16,190	367,999
Chart Industries, Inc.*	11,530	346,131
CIRCOR International, Inc.	6,182	352,003
CLARCOR, Inc.	17,951	1,117,629
Columbus McKinnon Corp.	7,281	120,792
Douglas Dynamics, Inc.	8,426	225,817
Dynamic Materials Corp.	4,746	48,599
Energy Recovery, Inc.*(a)	12,904	138,073
EnPro Industries, Inc.	8,079	369,614
ESCO Technologies, Inc.	9,290	393,431
ExOne Co. (The)*	4,185	42,603
Federal Signal Corp.	22,184	291,720
Franklin Electric Co., Inc.	17,333	671,134
FreightCar America, Inc.	4,452	66,335
Gencor Industries, Inc.*	1,773	31,205
Global Brass & Copper Holdings, Inc.	8,106	229,562
Gorman-Rupp Co. (The)	6,701	181,530
Graham Corp.	3,668	66,097
Greenbrier Cos., Inc. (The)(a)	10,085	331,090
Hardinge, Inc.	3,940	39,794
Harsco Corp.	30,030	293,994
Hillenbrand, Inc.	22,342	722,764
Hurco Cos., Inc.	2,350	62,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Hyster-Yale Materials Handling, Inc.	3,590	$229,006
John Bean Technologies Corp.	10,992	735,585
Joy Global, Inc.	36,996	1,022,199
Kadant, Inc.	4,123	226,518
Kennametal, Inc.	29,615	736,229
Lindsay Corp.(a)	3,995	280,289
Lydall, Inc.*	6,443	287,873
Manitowoc Co., Inc. (The)	47,575	264,993
Meritor, Inc.*	32,687	273,917
Milacron Holdings Corp.*(a)	5,463	94,073
Miller Industries, Inc.	4,372	93,823
Mueller Industries, Inc.	21,393	728,218
Mueller Water Products, Inc., Class A	56,058	664,848
Navistar International Corp.*(a)	18,987	243,413
NN, Inc.	10,116	170,657
Omega Flex, Inc.	1,178	40,182
Proto Labs, Inc.*(a)	9,296	511,652
RBC Bearings, Inc.*	8,593	653,326
Rexnord Corp.*	31,328	666,973
SPX Corp.*	17,435	263,966
SPX FLOW, Inc.*	12,264	334,562
Standex International Corp.	4,788	425,174
Sun Hydraulics Corp.	8,599	259,690
Supreme Industries, Inc., Class A	4,630	77,784
Tennant Co.	6,646	425,876
Titan International, Inc.	17,273	114,174
TriMas Corp.*	17,202	307,400
Wabash National Corp.*	24,556	355,571
Watts Water Technologies, Inc., Class A	10,498	649,301
Woodward, Inc.	18,991	1,111,733

		21,551,788

Marine 0.1%
Costamare, Inc.(a)	9,425	92,271
Matson, Inc.	16,025	598,854
Scorpio Bulkers, Inc.*(a)	16,298	53,620

		744,745

Media 1.8%
AMC Entertainment Holdings, Inc., Class A	7,954	234,007
Carmike Cinemas, Inc.*	9,267	285,609
Central European Media Enterprises Ltd., Class A*	28,973	66,928
Daily Journal Corp.*	418	95,471
DreamWorks Animation SKG, Inc., Class A*	29,211	1,196,775
E.W. Scripps Co. (The), Class A*	22,325	378,632
Entercom Communications Corp., Class A	9,483	138,547
Entravision Communications Corp., Class A	23,968	174,008
Eros International PLC*(a)	11,077	192,850
Gannett Co., Inc.	44,138	563,201
Global Eagle Entertainment, Inc.*(a)	17,257	141,507
Gray Television, Inc.*	24,069	238,283
Hemisphere Media Group, Inc.*(a)	2,699	34,250
IMAX Corp.*	22,169	700,319
Liberty Braves Group, Series A*	15,122	243,343
Liberty Media Group, Series C*	26,084	587,227
Loral Space & Communications, Inc.*	4,891	171,821
MDC Partners, Inc., Class A(a)	19,314	246,447
Media General, Inc.*	41,119	723,283
Meredith Corp.	14,156	771,219
MSG Networks, Inc., Class A*	22,342	358,589
National CineMedia, Inc.	23,506	366,223
New Media Investment Group, Inc.	14,797	261,315
New York Times Co. (The), Class A	47,091	611,241
Nexstar Broadcasting Group, Inc., Class A(a)	11,443	578,444
Radio One, Inc., Class D*	8,554	27,373
Reading International, Inc., Class A*	6,665	91,644
Saga Communications, Inc., Class A	1,525	62,555
Salem Media Group, Inc.	3,791	28,698
Scholastic Corp.	10,165	417,781
Sinclair Broadcast Group, Inc., Class A	24,990	695,222
Time, Inc.	38,508	628,836
Townsquare Media, Inc., Class A*	2,836	23,198
tronc, Inc.*	9,748	146,122
World Wrestling Entertainment, Inc., Class A(a)	13,588	268,363

		11,749,331

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	89,276	585,651
Allegheny Technologies, Inc.(a)	40,704	724,938
Ampco-Pittsburgh Corp.	2,925	38,639
Carpenter Technology Corp.	17,426	683,970
Century Aluminum Co.*(a)	18,154	137,789
Cliffs Natural Resources, Inc.*	64,961	513,842
Coeur Mining, Inc.*	60,883	932,728
Commercial Metals Co.	43,390	717,671
Ferroglobe PLC	24,358	227,017
Gold Resource Corp.	18,291	102,795
Handy & Harman Ltd.*	1,081	30,127
Haynes International, Inc.	4,621	175,506
Hecla Mining Co.(a)	143,979	934,424
Kaiser Aluminum Corp.	6,249	517,730
Materion Corp.	7,564	199,765
Olympic Steel, Inc.	3,428	98,246
Ryerson Holding Corp.*	4,131	59,652
Schnitzer Steel Industries, Inc., Class A	9,701	189,072
Stillwater Mining Co.*	46,015	704,029
SunCoke Energy, Inc.	23,829	181,815
TimkenSteel Corp.	15,791	158,226
Worthington Industries, Inc.	17,090	757,258

		8,670,890

Multiline Retail 0.2%
Big Lots, Inc.	16,422	873,322
Fred’s, Inc., Class A	13,283	211,067
Ollie’s Bargain Outlet Holdings, Inc.*(a)	7,610	198,926
Sears Holdings Corp.*(a)	4,057	62,518
Tuesday Morning Corp.*	16,027	126,453

		1,472,286

Multi-Utilities 0.5%
Avista Corp.	22,274	968,919
Black Hills Corp.	19,455	1,226,638
NorthWestern Corp.	18,346	1,114,336
Unitil Corp.	5,281	230,991

		3,540,884

Oil, Gas & Consumable Fuels 1.9%
Abraxas Petroleum Corp.*	38,878	45,098
Adams Resources & Energy, Inc.	899	27,213
Alon USA Energy, Inc.	11,484	81,192
Ardmore Shipping Corp.	8,408	59,108
Bill Barrett Corp.*(a)	17,213	102,762
California Resources Corp.*(a)	11,825	121,325
Callon Petroleum Co.*	45,624	519,657
Carrizo Oil & Gas, Inc.*	20,996	688,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Clayton Williams Energy, Inc.*(a)	2,353	$88,732
Clean Energy Fuels Corp.*(a)	32,240	96,398
Cobalt International Energy, Inc.*	151,724	226,069
Contango Oil & Gas Co.*	6,724	62,063
CVR Energy, Inc.(a)	5,764	85,307
Delek US Holdings, Inc.	23,025	288,273
Denbury Resources, Inc.*(a)	131,852	382,371
DHT Holdings, Inc.	35,133	163,720
Dorian LPG Ltd.*(a)	9,792	60,417
Earthstone Energy, Inc.*	418	4,201
Eclipse Resources Corp.*(a)	18,845	59,362
EP Energy Corp., Class A*(a)	14,255	59,443
Erin Energy Corp.*(a)	5,413	13,857
Evolution Petroleum Corp.	9,401	51,235
EXCO Resources, Inc.*(a)	52,471	72,410
Frontline Ltd.(a)	24,270	192,704
GasLog Ltd.(a)	15,363	205,403
Gener8 Maritime, Inc.*(a)	14,226	75,682
Golar LNG Ltd.(a)	33,272	564,293
Green Plains, Inc.	13,621	308,924
Isramco, Inc.*	369	29,188
Jones Energy, Inc., Class A*	11,391	42,147
Matador Resources Co.*	31,187	657,734
Navios Maritime Acquisition Corp.(a)	32,427	49,613
Nordic American Tankers Ltd.(a)	32,817	403,649
Northern Oil and Gas, Inc.*(a)	17,684	70,029
Oasis Petroleum, Inc.*	66,228	503,333
Overseas Shipholding Group, Inc., Class A	13,474	172,332
Pacific Ethanol, Inc.*(a)	12,068	82,424
Panhandle Oil and Gas, Inc., Class A	6,497	106,291
Par Pacific Holdings, Inc.*(a)	10,299	154,485
PDC Energy, Inc.*	17,365	951,081
Petrocorp, Inc.*(b)	1,500	0
Renewable Energy Group, Inc.*	16,030	156,293
REX American Resources Corp.*	2,231	146,800
Ring Energy, Inc.*	13,231	105,054
RSP Permian, Inc.*	29,615	1,064,659
Sanchez Energy Corp.*(a)	20,689	131,168
Scorpio Tankers, Inc.	61,729	293,830
SemGroup Corp., Class A	20,414	591,189
Ship Finance International Ltd.(a)	22,491	339,614
Synergy Resources Corp.*	69,846	454,697
Teekay Corp.(a)	16,176	100,291
Teekay Tankers Ltd., Class A	43,290	127,705
W&T Offshore, Inc.*(a)	13,340	26,547
Western Refining, Inc.	26,124	544,685
Westmoreland Coal Co.*(a)	7,050	67,328

		12,078,054

Paper & Forest Products 0.6%
Boise Cascade Co.*	14,972	406,789
Clearwater Paper Corp.*	6,448	405,644
Deltic Timber Corp.	3,544	244,253
KapStone Paper and Packaging Corp.	32,448	463,357
Louisiana-Pacific Corp.*	54,313	1,097,123
Neenah Paper, Inc.	6,108	460,726
P.H. Glatfelter Co.	16,383	338,473
Schweitzer-Mauduit International, Inc.	11,399	430,996

		3,847,361

Personal Products 0.3%
Avon Products, Inc.	164,925	671,245
Elizabeth Arden, Inc.*	8,982	124,850
Inter Parfums, Inc.	6,354	206,759
Lifevantage Corp.*(a)	5,031	70,384
Medifast, Inc.	4,122	145,177
Natural Health Trends Corp.(a)	2,990	100,434
Nature’s Sunshine Products, Inc.	4,111	48,510
Nutraceutical International Corp.*	3,334	85,484
Revlon, Inc., Class A*	4,242	150,548
Synutra International, Inc.*(a)	8,371	29,215
USANA Health Sciences, Inc.*	2,008	275,738

		1,908,344

Pharmaceuticals 2.1%
AcelRx Pharmaceuticals, Inc.*(a)	12,719	46,170
Aclaris Therapeutics, Inc.*(a)	3,271	64,439
Aerie Pharmaceuticals, Inc.*(a)	9,053	157,070
Agile Therapeutics, Inc.*	4,033	28,231
Amphastar Pharmaceuticals, Inc.*	13,333	215,728
Ampio Pharmaceuticals, Inc.*(a)	15,734	15,577
ANI Pharmaceuticals, Inc.*(a)	2,972	180,103
Aratana Therapeutics, Inc.*(a)	11,469	87,050
Axsome Therapeutics, Inc.*	3,616	28,277
Bio-Path Holdings, Inc.*(a)	29,809	50,675
Catalent, Inc.*	37,524	958,363
Cempra, Inc.*(a)	15,485	278,266
Collegium Pharmaceutical, Inc.*(a)	4,940	59,922
Corcept Therapeutics, Inc.*	27,789	161,176
Depomed, Inc.*(a)	23,004	436,386
Dermira, Inc.*	8,901	298,718
Durect Corp.*	44,394	86,124
Egalet Corp.*(a)	7,508	55,484
Endocyte, Inc.*(a)	15,609	49,637
Flex Pharma, Inc.*(a)	3,783	44,829
Heska Corp.*	2,231	94,929
Horizon Pharma PLC*	60,673	1,170,382
Impax Laboratories, Inc.*	27,538	865,244
Innoviva, Inc.(a)	30,296	389,910
Intersect ENT, Inc.*	9,479	150,147
Intra-Cellular Therapies, Inc.*	12,927	527,422
Lannett Co., Inc.*(a)	10,111	315,665
Lipocine, Inc.*(a)	5,986	22,088
Medicines Co. (The)*	25,377	992,495
MyoKardia, Inc.*(a)	4,087	72,217
Nektar Therapeutics*	48,035	830,525
Neos Therapeutics, Inc.*(a)	4,895	43,223
Ocular Therapeutix, Inc.*(a)	5,714	24,970
Omeros Corp.*(a)	14,116	166,004
Pacira Pharmaceuticals, Inc.*(a)	13,713	497,096
Paratek Pharmaceuticals, Inc.*(a)	7,866	101,235
Phibro Animal Health Corp., Class A	6,657	137,334
Prestige Brands Holdings, Inc.*	20,073	1,073,906
Reata Pharmaceuticals, Inc., Class A*(a)	2,079	33,326
Relypsa, Inc.*	14,154	452,079
Revance Therapeutics, Inc.*(a)	7,716	104,089
Sagent Pharmaceuticals, Inc.*	9,581	207,812
SciClone Pharmaceuticals, Inc.*	18,845	199,003
Sucampo Pharmaceuticals, Inc., Class A*	9,160	107,630
Supernus Pharmaceuticals, Inc.*	17,619	391,494
Teligent, Inc.*(a)	16,493	133,923
Tetraphase Pharmaceuticals, Inc.*	14,388	57,840
TherapeuticsMD, Inc.*(a)	56,470	438,772
Theravance Biopharma, Inc.*(a)	13,626	347,599
Titan Pharmaceuticals, Inc.*(a)	6,918	34,313
WaVe Life Sciences Ltd.*	2,649	51,152
Zogenix, Inc.*	9,179	83,804

		13,419,853

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services 1.3%
Acacia Research Corp.	20,236	$109,477
Advisory Board Co. (The)*	15,423	644,065
Barrett Business Services, Inc.	2,821	121,247
CBIZ, Inc.*	19,045	205,876
CEB, Inc.	12,120	727,685
CRA International, Inc.*	3,741	103,326
Exponent, Inc.	9,709	493,314
Franklin Covey Co.*	3,678	60,393
FTI Consulting, Inc.*	15,700	672,588
GP Strategies Corp.*	4,796	100,524
Heidrick & Struggles International, Inc.	6,880	133,885
Hill International, Inc.*	14,626	60,990
Huron Consulting Group, Inc.*	8,197	503,870
ICF International, Inc.*	6,929	286,722
IDI, Inc.*(a)	5,234	27,112
Insperity, Inc.	5,875	461,129
Kelly Services, Inc., Class A	11,071	226,623
Kforce, Inc.	9,104	162,597
Korn/Ferry International	21,528	495,359
Mistras Group, Inc.*	6,569	164,619
Navigant Consulting, Inc.*	18,442	363,492
On Assignment, Inc.*	19,011	702,456
Resources Connection, Inc.	14,279	212,757
RPX Corp.*	19,023	191,562
TriNet Group, Inc.*	15,565	337,605
TrueBlue, Inc.*	15,783	352,434
WageWorks, Inc.*	13,750	849,888

		8,771,595

Real Estate Investment Trusts (REITs) 9.3%
Acadia Realty Trust	26,741	1,007,066
AG Mortgage Investment Trust, Inc.	10,546	157,979
Agree Realty Corp.	8,681	440,300
Alexander’s, Inc.	803	344,704
Altisource Residential Corp.	19,721	189,322
American Assets Trust, Inc.	14,728	675,721
American Capital Mortgage Investment Corp.	18,054	295,363
Annaly Capital Management, Inc.	35,309	387,690
Anworth Mortgage Asset Corp.	37,414	184,077
Apollo Commercial Real Estate Finance, Inc.	22,188	360,555
Apollo Residential Mortgage, Inc.	11,894	161,402
Ares Commercial Real Estate Corp.	9,914	125,908
Armada Hoffler Properties, Inc.	11,231	168,128
ARMOUR Residential REIT, Inc.	13,895	295,686
Ashford Hospitality Prime, Inc.	10,041	151,017
Ashford Hospitality Trust, Inc.	31,123	185,493
Bluerock Residential Growth REIT, Inc.	7,077	94,266
Capstead Mortgage Corp.	35,001	348,260
CareTrust REIT, Inc.	21,500	310,675
CatchMark Timber Trust, Inc., Class A	14,592	176,709
CBL & Associates Properties, Inc.	63,095	775,438
Cedar Realty Trust, Inc.	31,861	256,162
Chatham Lodging Trust	14,424	345,887
Chesapeake Lodging Trust	22,291	563,294
City Office REIT, Inc.	6,696	90,798
Colony Capital, Inc., Class A	42,348	752,947
Colony Starwood Homes	24,462	801,375
Community Healthcare Trust, Inc.	4,547	104,535
CorEnergy Infrastructure Trust, Inc.	4,336	127,565
CoreSite Realty Corp.	12,675	1,046,068
Cousins Properties, Inc.	79,172	842,390
CYS Investments, Inc.	58,576	524,255
DiamondRock Hospitality Co.	75,244	738,896
DuPont Fabros Technology, Inc.	28,164	1,347,084
Dynex Capital, Inc.	18,244	128,073
Easterly Government Properties, Inc.	10,410	213,301
EastGroup Properties, Inc.	11,975	881,599
Education Realty Trust, Inc.	25,115	1,209,036
Farmland Partners, Inc.	4,214	49,641
FelCor Lodging Trust, Inc.	51,574	327,495
First Industrial Realty Trust, Inc.	43,809	1,291,051
First Potomac Realty Trust	21,662	219,003
Four Corners Property Trust, Inc.	15,039	326,497
Franklin Street Properties Corp.	36,287	465,199
GEO Group, Inc. (The)	28,040	970,464
Getty Realty Corp.	9,571	217,453
Gladstone Commercial Corp.	8,038	146,292
Global Net Lease, Inc.	63,297	552,583
Government Properties Income Trust	25,452	607,285
Gramercy Property Trust	158,877	1,587,181
Great Ajax Corp.	4,632	64,153
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,863	311,779
Healthcare Realty Trust, Inc.	41,001	1,482,596
Hersha Hospitality Trust	15,701	296,749
Hudson Pacific Properties, Inc.	33,908	1,146,429
Independence Realty Trust, Inc.	14,934	135,003
InfraREIT, Inc.	14,670	259,072
Invesco Mortgage Capital, Inc.	41,957	604,181
Investors Real Estate Trust	46,238	306,096
iStar, Inc.*	27,110	280,860
Kite Realty Group Trust	31,133	946,754
Ladder Capital Corp.	14,609	190,793
LaSalle Hotel Properties	40,247	1,108,805
Lexington Realty Trust	86,194	936,929
LTC Properties, Inc.	14,261	763,391
Mack-Cali Realty Corp.	33,645	948,789
Medical Properties Trust, Inc.	89,391	1,403,439
Monmouth Real Estate Investment Corp.	23,876	329,966
Monogram Residential Trust, Inc.	63,455	679,603
National Health Investors, Inc.	14,052	1,104,066
National Storage Affiliates Trust	11,701	250,050
New Residential Investment Corp.	85,087	1,163,139
New Senior Investment Group, Inc.	29,022	347,974
New York Mortgage Trust, Inc.	41,516	271,515
New York REIT, Inc.	61,947	590,974
NexPoint Residential Trust, Inc.	7,402	144,265
NorthStar Realty Europe Corp.	21,756	201,243
One Liberty Properties, Inc.	4,812	120,396
Orchid Island Capital, Inc.	8,205	91,568
Owens Realty Mortgage, Inc.	3,458	57,818
Parkway Properties, Inc.	30,233	525,147
Pebblebrook Hotel Trust	26,857	796,310
Pennsylvania Real Estate Investment Trust	25,670	653,045
PennyMac Mortgage Investment Trust	24,713	401,092
Physicians Realty Trust	51,044	1,108,676
Potlatch Corp.	15,279	584,422
Preferred Apartment Communities, Inc., Class A	8,186	121,726
PS Business Parks, Inc.	7,466	827,905
QTS Realty Trust, Inc., Class A	17,708	1,013,783
RAIT Financial Trust	33,116	104,978
Ramco-Gershenson Properties Trust	29,634	587,939
Redwood Trust, Inc.	28,674	409,178
Resource Capital Corp.	11,702	159,264
Retail Opportunity Investments Corp.	37,549	857,244

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty, Inc.	24,748	$565,739
RLJ Lodging Trust	46,090	1,094,177
Ryman Hospitality Properties, Inc.	16,219	912,157
Sabra Health Care REIT, Inc.	24,228	579,291
Saul Centers, Inc.	3,688	247,723
Select Income REIT	23,937	664,491
Seritage Growth Properties	9,362	468,662
Silver Bay Realty Trust Corp.	12,737	229,521
STAG Industrial, Inc.	25,850	656,073
Summit Hotel Properties, Inc.	33,004	467,997
Sunstone Hotel Investors, Inc.	81,673	1,086,251
Terreno Realty Corp.	16,037	446,630
Tier REIT, Inc.	17,586	306,524
UMH Properties, Inc.	8,665	107,099
United Development Funding IV	13,212	42,278
Universal Health Realty Income Trust	4,742	282,955
Urban Edge Properties	33,947	1,015,355
Urstadt Biddle Properties, Inc., Class A	10,129	250,186
Washington Real Estate Investment Trust	27,718	950,450
Western Asset Mortgage Capital Corp.	15,994	157,381
Whitestone REIT	9,959	161,037
WP Glimcher, Inc.	69,358	879,459
Xenia Hotels & Resorts, Inc.	39,405	707,714

		60,537,422

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	17,597	693,322
Altisource Portfolio Solutions SA*	4,429	103,019
AV Homes, Inc.*	4,665	66,803
Consolidated-Tomoka Land Co.	1,592	77,897
Forestar Group, Inc.*	13,269	162,943
FRP Holdings, Inc.*	2,496	90,805
HFF, Inc., Class A	13,418	378,522
Kennedy-Wilson Holdings, Inc.	31,196	656,676
Marcus & Millichap, Inc.*	5,433	145,550
RE/MAX Holdings, Inc., Class A	6,632	287,298
RMR Group, Inc. (The), Class A	2,587	88,074
St. Joe Co. (The)*	19,045	350,999
Stratus Properties, Inc.*(a)	2,116	37,220
Tejon Ranch Co.*	5,386	141,490
Trinity Place Holdings, Inc.*(a)	5,154	41,902

		3,322,520

Road & Rail 0.5%
ArcBest Corp.	9,752	182,460
Celadon Group, Inc.	10,840	89,538
Covenant Transportation Group, Inc., Class A*	4,650	104,764
Heartland Express, Inc.	17,190	318,359
Knight Transportation, Inc.	25,143	750,016
Marten Transport Ltd.	8,890	192,469
PAM Transportation Services, Inc.*	1,261	25,258
Roadrunner Transportation Systems, Inc.*	10,407	78,781
Saia, Inc.*	9,489	274,137
Swift Transportation Co.*(a)	28,225	543,331
Universal Logistics Holdings, Inc.	3,201	47,855
USA Truck, Inc.*	3,241	62,486
Werner Enterprises, Inc.	16,709	419,730
YRC Worldwide, Inc.*	11,873	140,933

		3,230,117

Semiconductors & Semiconductor Equipment 3.4%
Acacia Communications, Inc.*(a)	1,926	125,248
Advanced Energy Industries, Inc.*	14,969	609,538
Advanced Micro Devices, Inc.*(a)	246,716	1,692,472
Alpha & Omega Semiconductor Ltd.*	7,006	100,116
Ambarella, Inc.*	12,041	698,137
Amkor Technology, Inc.*	37,490	235,812
Applied Micro Circuits Corp.*	28,526	187,701
Axcelis Technologies, Inc.*	11,053	118,267
Brooks Automation, Inc.	25,426	318,588
Cabot Microelectronics Corp.	8,834	464,845
Cavium, Inc.*	21,143	986,744
CEVA, Inc.*	7,715	231,913
Cirrus Logic, Inc.*	23,469	1,140,359
Cohu, Inc.	10,045	106,075
Diodes, Inc.*	14,164	262,176
DSP Group, Inc.*	8,604	93,181
Entegris, Inc.*	53,057	906,744
Exar Corp.*	15,749	131,977
Fairchild Semiconductor International, Inc.*	42,840	845,662
FormFactor, Inc.*	25,047	234,189
GigPeak, Inc.*	17,273	32,646
Inphi Corp.*	15,127	532,168
Integrated Device Technology, Inc.*	50,695	1,114,783
Intersil Corp., Class A	50,265	768,049
IXYS Corp.	9,807	107,289
Kopin Corp.*	25,641	59,743
Lattice Semiconductor Corp.*	44,214	265,726
MACOM Technology Solutions Holdings, Inc.*	8,418	332,595
MaxLinear, Inc., Class A*	21,018	458,403
Microsemi Corp.*	42,827	1,670,253
MKS Instruments, Inc.	20,020	914,514
Monolithic Power Systems, Inc.	14,043	1,021,207
Nanometrics, Inc.*	8,818	176,713
NeoPhotonics Corp.*	11,955	150,035
NVE Corp.	1,919	109,460
PDF Solutions, Inc.*	9,859	162,673
Photronics, Inc.*	25,274	244,147
Power Integrations, Inc.	10,296	587,593
Rambus, Inc.*	40,933	553,414
Rudolph Technologies, Inc.*	12,021	211,810
Semtech Corp.*	24,103	612,698
Sigma Designs, Inc.*	13,976	93,639
Silicon Laboratories, Inc.*	15,602	831,274
Synaptics, Inc.*	13,953	724,858
Tessera Technologies, Inc.	18,518	595,168
Ultra Clean Holdings, Inc.*	12,391	79,178
Ultratech, Inc.*	8,204	200,506
Veeco Instruments, Inc.*	15,226	255,340
Xcerra Corp.*	21,340	130,174

		22,485,800

Software 4.3%
8x8, Inc.*	33,295	457,806
A10 Networks, Inc.*	16,383	128,115
ACI Worldwide, Inc.*	43,516	862,052
American Software, Inc., Class A	9,599	105,877
Aspen Technology, Inc.*	31,212	1,307,471
AVG Technologies NV*	16,152	399,439
Barracuda Networks, Inc.*	8,228	181,674
Blackbaud, Inc.	17,056	1,140,194
Bottomline Technologies de, Inc.*	15,136	319,521
BroadSoft, Inc.*	11,096	497,434
Callidus Software, Inc.*	20,968	430,473
CommVault Systems, Inc.*	14,643	757,629
Digimarc Corp.*(a)	2,983	108,611
Ebix, Inc.(a)	9,506	506,860
Ellie Mae, Inc.*	11,128	1,025,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
EnerNOC, Inc.*	10,626	$79,482
Epiq Systems, Inc.	9,043	147,763
Exa Corp.*(a)	4,997	72,956
Fair Isaac Corp.	11,310	1,432,298
Fleetmatics Group PLC*	14,789	635,335
Gigamon, Inc.*	12,249	572,273
Globant SA*(a)	9,703	409,370
Glu Mobile, Inc.*(a)	38,879	90,977
Guidance Software, Inc.*(a)	7,221	42,459
HubSpot, Inc.*	10,877	593,775
Imperva, Inc.*	10,794	508,613
Infoblox, Inc.*	21,782	407,759
Interactive Intelligence Group, Inc.*	6,782	365,889
Jive Software, Inc.*	21,174	80,461
Mentor Graphics Corp.	40,357	862,026
MicroStrategy, Inc., Class A*	3,587	627,330
Mitek Systems, Inc.*(a)	11,051	83,435
MobileIron, Inc.*	15,244	51,982
Model N, Inc.*	8,112	104,726
Monotype Imaging Holdings, Inc.	15,245	301,699
Park City Group, Inc.*	4,424	43,267
Paycom Software, Inc.*	16,601	783,733
Paylocity Holding Corp.*	8,123	362,611
Pegasystems, Inc.	13,610	379,719
Progress Software Corp.*	18,879	548,624
Proofpoint, Inc.*	15,419	1,169,840
PROS Holdings, Inc.*	9,531	177,086
QAD, Inc., Class A	3,997	75,623
Qlik Technologies, Inc.*	35,360	1,067,872
Qualys, Inc.*	10,253	321,842
Rapid7, Inc.*(a)	7,306	102,138
RealPage, Inc.*	20,370	512,306
RingCentral, Inc., Class A*	22,000	506,660
Rosetta Stone, Inc.*	6,905	53,169
Rovi Corp.*	30,314	570,206
Rubicon Project, Inc. (The)*	14,004	197,736
Sapiens International Corp. NV	9,557	122,138
SecureWorks Corp., Class A*(a)	2,117	31,353
Silver Spring Networks, Inc.*	13,789	173,328
Synchronoss Technologies, Inc.*	15,546	580,488
Take-Two Interactive Software, Inc.*	31,250	1,255,625
Tangoe, Inc.*	10,607	85,811
Telenav, Inc.*	11,344	56,493
TiVo, Inc.*	35,084	369,785
TubeMogul, Inc.*	8,216	92,101
Varonis Systems, Inc.*	4,012	103,068
VASCO Data Security International, Inc.*	11,005	183,894
Verint Systems, Inc.*	23,383	824,718
VirnetX Holding Corp.*(a)	17,891	77,468
Workiva, Inc.*(a)	8,139	113,458
Xura, Inc.*	8,966	222,805
Zendesk, Inc.*	30,589	925,011
Zix Corp.*	19,729	80,100

		27,868,840

Specialty Retail 2.7%
Aaron’s, Inc.	24,636	590,032
Abercrombie & Fitch Co., Class A	25,566	529,472
American Eagle Outfitters, Inc.	62,805	1,125,466
America’s Car-Mart, Inc.*(a)	2,962	103,907
Asbury Automotive Group, Inc.*	7,525	457,520
Ascena Retail Group, Inc.*(a)	64,823	527,011
Barnes & Noble Education, Inc.*	14,821	171,331
Barnes & Noble, Inc.	23,577	308,387
Big 5 Sporting Goods Corp.	7,236	76,412
Boot Barn Holdings, Inc.*(a)	4,722	50,809
Buckle, Inc. (The)(a)	10,725	293,758
Build-A-Bear Workshop, Inc.*	4,990	68,014
Caleres, Inc.	15,884	418,067
Cato Corp. (The), Class A	9,512	340,244
Chico’s FAS, Inc.	49,237	591,336
Children’s Place, Inc. (The)	7,044	588,738
Citi Trends, Inc.	5,666	94,509
Conn’s, Inc.*(a)	7,672	54,548
Container Store Group, Inc. (The)*(a)	6,348	35,104
Destination XL Group, Inc.*	14,740	76,058
DSW, Inc., Class A	25,215	611,716
Express, Inc.*	28,345	424,041
Finish Line, Inc. (The), Class A	15,084	327,775
Five Below, Inc.*	20,037	1,022,087
Francesca’s Holdings Corp.*	14,137	179,681
Genesco, Inc.*	7,693	534,048
GNC Holdings, Inc., Class A	25,773	526,027
Group 1 Automotive, Inc.	7,891	491,767
Guess?, Inc.	22,412	329,905
Haverty Furniture Cos., Inc.	7,586	139,810
Hibbett Sports, Inc.*(a)	8,655	302,233
Kirkland’s, Inc.*	4,942	75,316
Lithia Motors, Inc., Class A	8,923	769,966
Lumber Liquidators Holdings, Inc.*(a)	9,427	141,688
MarineMax, Inc.*	9,527	192,445
Mattress Firm Holding Corp.*(a)	6,344	189,305
Monro Muffler Brake, Inc.	11,899	745,115
Office Depot, Inc.*	207,763	718,860
Outerwall, Inc.	6,573	346,134
Party City Holdco, Inc.*	9,960	159,559
Pier 1 Imports, Inc.(a)	31,422	160,881
Rent-A-Center, Inc.	20,030	216,324
Restoration Hardware Holdings, Inc.*(a)	14,540	447,977
Sears Hometown and Outlet Stores, Inc.*	3,426	23,571
Select Comfort Corp.*	16,963	404,737
Shoe Carnival, Inc.	5,535	145,626
Sonic Automotive, Inc., Class A	10,554	191,872
Sportsman’s Warehouse Holdings, Inc.*(a)	9,595	97,677
Stage Stores, Inc.(a)	12,977	76,954
Stein Mart, Inc.	11,668	100,345
Tailored Brands, Inc.	18,276	267,743
Tile Shop Holdings, Inc.*(a)	12,213	208,232
Tilly’s, Inc., Class A*	4,561	25,952
Vitamin Shoppe, Inc.*	9,075	265,534
West Marine, Inc.*	7,363	64,500
Winmark Corp.	885	89,004
Zumiez, Inc.*(a)	7,466	126,773

		17,641,903

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.*(a)	40,268	539,189
Avid Technology, Inc.*	12,780	83,198
CPI Card Group, Inc.(a)	6,071	28,655
Cray, Inc.*	14,991	473,116
Diebold, Inc.	22,518	635,908
Eastman Kodak Co.*(a)	6,973	118,123
Electronics For Imaging, Inc.*	17,728	785,173
Immersion Corp.*	11,237	84,390
Nimble Storage, Inc.*(a)	23,391	174,029
Pure Storage, Inc., Class A*(a)	26,394	332,564

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
Silicon Graphics International Corp.*	12,890	$69,606
Stratasys Ltd.*(a)	18,431	385,945
Super Micro Computer, Inc.*	14,531	313,143
USA Technologies, Inc.*(a)	13,260	62,587

		4,085,626

Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	10,159	581,603
Crocs, Inc.*	27,079	306,805
Culp, Inc.	4,061	115,860
Deckers Outdoor Corp.*	12,308	812,451
Delta Apparel, Inc.*	2,574	61,493
Fossil Group, Inc.*	15,738	497,321
G-III Apparel Group Ltd.*	16,160	646,885
Iconix Brand Group, Inc.*(a)	16,040	115,488
Movado Group, Inc.	6,060	136,895
Oxford Industries, Inc.	5,689	325,297
Perry Ellis International, Inc.*	4,795	102,709
Sequential Brands Group, Inc.*(a)	13,458	109,414
Steven Madden Ltd.*	23,144	810,503
Superior Uniform Group, Inc.	2,793	44,884
Tumi Holdings, Inc.*	21,258	568,651
Unifi, Inc.*	5,475	147,989
Vera Bradley, Inc.*	7,833	114,048
Vince Holding Corp.*	7,602	38,010
Wolverine World Wide, Inc.	36,489	893,616

		6,429,922

Thrifts & Mortgage Finance 2.0%
Astoria Financial Corp.	34,580	507,289
Bank Mutual Corp.	15,689	119,864
BankFinancial Corp.	5,119	62,452
Bear State Financial, Inc.	6,405	61,104
Beneficial Bancorp, Inc.	26,816	363,625
BofI Holding, Inc.*(a)	22,467	377,895
Capitol Federal Financial, Inc.	48,392	685,715
Charter Financial Corp.	5,609	73,141
Clifton Bancorp, Inc.	7,867	117,848
Dime Community Bancshares, Inc.	11,827	204,607
ESSA Bancorp, Inc.	2,595	36,745
Essent Group Ltd.*	28,027	671,527
EverBank Financial Corp.	38,633	693,849
Federal Agricultural Mortgage Corp., Class C	3,312	127,280
First Defiance Financial Corp.	3,472	144,748
Flagstar Bancorp, Inc.*	7,609	200,954
Greene County Bancorp, Inc.	796	13,261
Hingham Institution for Savings	469	61,439
Home Bancorp, Inc.	1,938	56,086
HomeStreet, Inc.*	8,956	199,719
Impac Mortgage Holdings, Inc.*	3,450	59,857
Kearny Financial Corp./MD	34,016	442,888
Lake Sunapee Bank Group	2,666	49,161
LendingTree, Inc.*	2,396	241,948
Meridian Bancorp, Inc.	18,535	272,464
Meta Financial Group, Inc.	3,085	168,719
MGIC Investment Corp.*	128,450	923,555
Nationstar Mortgage Holdings, Inc.*	12,950	163,558
NMI Holdings, Inc., Class A*	19,742	123,980
Northfield Bancorp, Inc.	16,095	240,298
Northwest Bancshares, Inc.	36,405	542,799
OceanFirst Financial Corp.	7,552	142,431
Ocwen Financial Corp.*(a)	40,548	81,096
Oritani Financial Corp.	14,794	239,959
PennyMac Financial Services, Inc., Class A*	6,054	76,341
PHH Corp.*	19,720	288,109
Provident Bancorp, Inc.*	1,397	22,254
Provident Financial Holdings, Inc.	2,165	42,196
Provident Financial Services, Inc.	23,154	466,553
Radian Group, Inc.	81,003	1,044,939
SI Financial Group, Inc.	3,565	47,664
Southern Missouri Bancorp, Inc.	1,988	48,527
Territorial Bancorp, Inc.	3,348	90,061
TrustCo Bank Corp.	35,874	237,845
United Community Financial Corp.	18,191	120,788
United Financial Bancorp, Inc.	18,656	245,326
Walker & Dunlop, Inc.*	10,114	239,398
Washington Federal, Inc.	34,342	858,550
Waterstone Financial, Inc.	10,183	159,669
Westfield Financial, Inc.	5,071	39,909
WSFS Financial Corp.	10,879	382,832

		12,882,822

Tobacco 0.2%
Alliance One International, Inc.*	2,958	51,173
Turning Point Brands, Inc.*(a)	2,086	23,259
Universal Corp.	8,242	488,833
Vector Group Ltd.	33,276	735,067

		1,298,332

Trading Companies & Distributors 1.1%
Aircastle Ltd.	18,118	402,582
Applied Industrial Technologies, Inc.	13,691	642,792
Beacon Roofing Supply, Inc.*	22,512	1,058,514
BMC Stock Holdings, Inc.*	20,691	421,062
CAI International, Inc.*	6,886	59,082
DXP Enterprises, Inc.*	5,026	83,633
GATX Corp.(a)	15,391	688,439
GMS, Inc.*	2,623	66,231
H&E Equipment Services, Inc.	11,646	216,848
Kaman Corp.	10,148	437,988
Lawson Products, Inc.*	2,125	34,850
MRC Global, Inc.*	35,299	467,006
Neff Corp., Class A*	4,426	43,242
NOW, Inc.*	40,058	733,462
Real Industry, Inc.*	9,704	76,079
Rush Enterprises, Inc., Class A*	11,601	266,591
Rush Enterprises, Inc., Class B*(a)	1,898	44,280
SiteOne Landscape Supply, Inc.*	4,343	168,682
Textainer Group Holdings Ltd.(a)	8,768	104,164
Titan Machinery, Inc.*(a)	6,784	76,049
Triton International Ltd.	15,625	262,344
Univar, Inc.*	16,122	295,194
Veritiv Corp.*	3,228	136,286
Willis Lease Finance Corp.*	1,559	42,093

		6,827,493

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	20,970	269,465

Water Utilities 0.4%
American States Water Co.	13,916	601,171
Artesian Resources Corp., Class A	2,933	99,986
California Water Service Group	18,047	608,725
Connecticut Water Service, Inc.	4,225	215,686
Consolidated Water Co., Ltd.(a)	5,587	75,034
Global Water Resources, Inc.	2,654	22,453
Middlesex Water Co.	6,032	249,182
SJW Corp.	5,996	253,991
York Water Co. (The)	4,737	148,931

		2,275,159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	14,419	$132,078
NII Holdings, Inc.*(a)	19,406	58,994
Shenandoah Telecommunications Co.	16,427	674,821
Spok Holdings, Inc.	8,095	149,596

		1,015,489

Total Common Stocks (cost $537,746,605)		646,137,584

Rights 0.1%

	Number of Rights	Market Value
Biotechnology 0.0%†
Dyax Corp. CVR*	57,445	63,764

Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*(b)	25,203	75,609

Total Rights (cost $–)		139,373

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Prime Portfolio Money Market Fund – Institutional Class, 0.44%(c)(d)	1,440,812	1,440,812

Total Mutual Fund (cost $1,440,812)		1,440,812

Repurchase Agreement 10.3%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $67,484,397, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $68,832,397. (d)	$67,482,710	67,482,710

Total Repurchase Agreement (cost $67,482,710)		67,482,710

Total Investments (cost $606,670,127) (e) — 109.6%		715,200,479
Liabilities in excess of other assets — (9.6%)		(62,419,633)

NET ASSETS — 100.0%		$652,780,846

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $67,625,109.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of July 31, 2016.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $68,923,522.
(e)	At July 31, 2016, the tax basis cost of the Fund’s investments was $623,384,266, tax unrealized appreciation and depreciation were $158,066,145 and $(66,249,932), respectively.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

At July 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
51	Russell 2000 Mini Future	09/16/16	$6,206,700	$269,769

At July 31, 2016, the Fund has $286,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,478,527	$—	$—	$9,478,527
Air Freight & Logistics	3,233,144	—	—	3,233,144
Airlines	2,501,349	—	—	2,501,349
Auto Components	7,470,174	—	—	7,470,174
Automobiles	242,376	—	—	242,376
Banks	62,381,701	—	—	62,381,701
Beverages	1,464,304	—	—	1,464,304
Biotechnology	31,894,273	—	—	31,894,273
Building Products	8,071,545	—	—	8,071,545
Capital Markets	8,339,664	—	—	8,339,664
Chemicals	15,556,705	—	—	15,556,705
Commercial Services & Supplies	15,123,309	—	—	15,123,309
Communications Equipment	11,110,640	—	—	11,110,640
Construction & Engineering	5,852,135	—	—	5,852,135
Construction Materials	1,569,415	—	—	1,569,415
Consumer Finance	3,319,645	—	—	3,319,645
Containers & Packaging	906,261	—	—	906,261
Distributors	893,161	—	—	893,161
Diversified Consumer Services	6,287,356	—	—	6,287,356
Diversified Financial Services	766,135	—	—	766,135
Diversified Telecommunication Services	4,309,743	—	—	4,309,743
Electric Utilities	7,843,337	—	—	7,843,337
Electrical Equipment	4,449,465	—	—	4,449,465
Electronic Equipment, Instruments & Components	17,744,884	—	—	17,744,884
Energy Equipment & Services	6,201,761	—	—	6,201,761
Food & Staples Retailing	3,961,257	—	—	3,961,257
Food Products	9,290,953	—	—	9,290,953
Gas Utilities	8,333,699	—	—	8,333,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$20,607,071	$—	$—	$20,607,071
Health Care Providers & Services	15,454,229	—	—	15,454,229
Health Care Technology	3,779,714	—	—	3,779,714
Hotels, Restaurants & Leisure	20,310,444	—	—	20,310,444
Household Durables	8,586,247	—	—	8,586,247
Household Products	1,755,483	—	—	1,755,483
Independent Power and Renewable Electricity Producers	4,025,608	—	—	4,025,608
Industrial Conglomerates	283,706	—	—	283,706
Information Technology Services	12,590,641	—	—	12,590,641
Insurance	14,590,286	—	—	14,590,286
Internet & Catalog Retail	4,010,003	—	—	4,010,003
Internet Software & Services	16,302,309	—	—	16,302,309
IT Services	751,085	—	—	751,085
Leisure Products	2,139,551	—	—	2,139,551
Life Sciences Tools & Services	4,428,248	—	—	4,428,248
Machinery	21,551,788	—	—	21,551,788
Marine	744,745	—	—	744,745
Media	11,749,331	—	—	11,749,331
Metals & Mining	8,670,890	—	—	8,670,890
Multiline Retail	1,472,286	—	—	1,472,286
Multi-Utilities	3,540,884	—	—	3,540,884
Oil, Gas & Consumable Fuels	12,078,054	—	—	12,078,054
Paper & Forest Products	3,847,361	—	—	3,847,361
Personal Products	1,908,344	—	—	1,908,344
Pharmaceuticals	13,419,853	—	—	13,419,853
Professional Services	8,771,595	—	—	8,771,595
Real Estate Investment Trusts (REITs)	60,495,144	42,278	—	60,537,422
Real Estate Management & Development	3,322,520	—	—	3,322,520
Road & Rail	3,230,117	—	—	3,230,117
Semiconductors & Semiconductor Equipment	22,485,800	—	—	22,485,800
Software	27,868,840	—	—	27,868,840
Specialty Retail	17,641,903	—	—	17,641,903
Technology Hardware, Storage & Peripherals	4,085,626	—	—	4,085,626
Textiles, Apparel & Luxury Goods	6,429,922	—	—	6,429,922
Thrifts & Mortgage Finance	12,882,822	—	—	12,882,822
Tobacco	1,298,332	—	—	1,298,332
Trading Companies & Distributors	6,827,493	—	—	6,827,493
Transportation Infrastructure	269,465	—	—	269,465
Water Utilities	2,275,159	—	—	2,275,159
Wireless Telecommunication Services	1,015,489	—	—	1,015,489

Total Common Stocks	$646,095,306	$42,278	$—	$646,137,584

Futures Contracts	269,769	—	—	269,769
Mutual Fund	1,440,812	—	—	1,440,812
Repurchase Agreement	—	67,482,710	—	67,482,710
Rights	—	63,764	75,609	139,373

Total	$647,805,887	$67,588,752	$75,609	$715,470,248

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 10/31/15	$21,921	$63,512	$85,433
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	(47,698)	—	(47,698)
Change in Unrealized Appreciation/(Depreciation)	29,217	12,097	41,314
Purchases*	—	—	—
Sales	(3,440)	—	(3,440)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 07/31/16	$—	$75,609	$75,609

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/16	$—	$12,097	$12,097

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$269,769

Total		$269,769

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 97.7%

	Shares	Market Value
Biotechnology 3.8%
Incyte Corp.*	77,935	$7,030,516

Chemicals 3.9%
Balchem Corp.	111,746	7,137,217

Communications Equipment 3.3%
NetScout Systems, Inc.*	218,051	6,101,067

Electronic Equipment, Instruments & Components 12.1%
Cognex Corp.	205,549	9,284,648
Dolby Laboratories, Inc., Class A	16,735	841,938
DTS, Inc.*	98,130	2,727,033
FEI Co.	79,198	8,428,251
FLIR Systems, Inc.	25,112	818,149

		22,100,019

Energy Equipment & Services 0.6%
Geospace Technologies Corp.*	62,972	1,039,038

Health Care Equipment & Supplies 19.2%
Abaxis, Inc.	134,552	6,654,942
ABIOMED, Inc.*	17,668	2,084,294
Cantel Medical Corp.	104,748	7,012,879
Endologix, Inc.*	141,489	1,996,410
Inogen, Inc.*	35,031	1,882,566
Meridian Bioscience, Inc.	184,046	3,563,130
Neogen Corp.*	137,836	7,601,655
Quidel Corp.*	191,341	4,362,575

		35,158,451

Health Care Technology 12.5%
Medidata Solutions, Inc.*	171,825	9,132,499
Quality Systems, Inc.	288,844	3,547,004
Veeva Systems, Inc., Class A*	217,459	8,261,267
Vocera Communications, Inc.*	137,721	2,036,894

		22,977,664

Internet Software & Services 4.0%
NIC, Inc.	312,503	7,287,570

Life Sciences Tools & Services 4.3%
Bio-Techne Corp.	64,257	7,223,772
Bruker Corp.	25,544	636,557

		7,860,329

Machinery 5.5%
Dynamic Materials Corp.	77,567	794,286
Proto Labs, Inc.*	89,586	4,930,813
Sun Hydraulics Corp.	142,033	4,289,397

		10,014,496

Semiconductors & Semiconductor Equipment 1.1%
Diodes, Inc.*	105,876	1,959,765

Software 27.4%
ACI Worldwide, Inc.*	363,125	7,193,506
American Software, Inc., Class A	161,125	1,777,209
ANSYS, Inc.*	87,775	7,843,574
Blackbaud, Inc.	117,268	7,839,366
Ellie Mae, Inc.*	34,424	3,170,794
Guidewire Software, Inc.*	67,908	4,174,305
Manhattan Associates, Inc.*	113,317	6,578,052
Nuance Communications, Inc.*	22,359	359,309
PROS Holdings, Inc.*	180,706	3,357,517
Tyler Technologies, Inc.*	48,985	7,985,535

		50,279,167

Total Investments (cost $174,427,928) (a) — 97.7%		178,945,299
Other assets in excess of liabilities — 2.3%		4,194,337

NET ASSETS — 100.0%		$183,139,636

*	Denotes a non-income producing security.
(a)	At July 31, 2016, the tax basis cost of the Fund’s investments was $174,538,707, tax unrealized appreciation and depreciation were $14,125,770 and $(9,719,178), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 88.0%

	Shares	Market Value
Alternative Assets 9.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	264,701	$2,554,369

Total Alternative Assets (cost $2,535,256)		2,554,369

Equity Funds 39.1%
Nationwide International Index Fund, Institutional Class(a)	455,389	3,351,662
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	113,780	2,050,308
Nationwide S&P 500 Index Fund, Institutional Class(a)	262,167	3,830,264
Nationwide Small Cap Index Fund, Institutional Class(a)	55,678	768,916

Total Equity Funds (cost $10,006,741)		10,001,150

Fixed Income Funds 39.0%
Nationwide Bond Index Fund, Institutional Class(a)	628,399	7,170,036
Nationwide Core Plus Bond Fund, Institutional Class(a)	195,466	2,046,534
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	77,026	766,405

Total Fixed Income Funds (cost $9,714,045)		9,982,975

Total Mutual Funds (cost $22,256,042)		22,538,494

Fixed Contract 12.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$3,062,822	3,062,822

Total Fixed Contract (cost $3,062,822)		3,062,822

Total Investments (cost $25,318,864) (d) — 100.0%		25,601,316
Liabilities in excess of other assets — 0.0%†		(12,591)

NET ASSETS — 100.0%		$25,588,725

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $25,794,610, tax unrealized appreciation and depreciation were $110,997 and $(304,291), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$3,062,822	$3,062,822
Mutual Funds	22,538,494	—	—	22,538,494

Total	$22,538,494	$—	$3,062,822	$25,601,316

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$2,585,994	$2,585,994
Purchases	1,072,043	1,072,043
Sales	(595,215)	(595,215)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$3,062,822	$3,062,822

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 92.1%
	Shares	Market Value
Alternative Assets 11.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	1,456,319	$14,053,483

Total Alternative Assets (cost $13,961,402)		14,053,483

Equity Funds 47.3%
Nationwide International Index Fund, Institutional Class(a)	2,587,843	19,046,527
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	593,994	10,703,766
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,456,380	21,277,718
Nationwide Small Cap Index Fund, Institutional Class(a)	346,941	4,791,259

Total Equity Funds (cost $54,559,222)		55,819,270

Fixed Income Funds 32.9%
Nationwide Bond Index Fund, Institutional Class(a)	2,582,420	29,465,415
Nationwide Core Plus Bond Fund, Institutional Class(a)	673,839	7,055,096
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	235,679	2,345,005

Total Fixed Income Funds (cost $37,912,398)		38,865,516

Total Mutual Funds (cost $106,433,022)		108,738,269

Fixed Contract 7.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$9,343,576	9,343,576

Total Fixed Contract (cost $9,343,576)		9,343,576

Total Investments (cost $115,776,598) (d) — 100.0%		118,081,845
Liabilities in excess of other assets — 0.0%†		(45,680)

NET ASSETS — 100.0%		$118,036,165

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $117,148,458, tax unrealized appreciation and depreciation were $2,635,616 and $(1,702,229), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$9,343,576	$9,343,576
Mutual Funds	108,738,269	—	—	108,738,269

Total	$108,738,269	$—	$9,343,576	$118,081,845

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$8,778,286	$8,778,286
Purchases	1,931,789	1,931,789
Sales	(1,366,499)	(1,366,499)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$9,343,576	$9,343,576

Amounts designated as “—” are zero or have been rounded to zero

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 94.1%

	Shares	Market Value
Alternative Assets 15.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	4,440,294	$42,848,834

Total Alternative Assets (cost $43,027,062)		42,848,834

Equity Funds 54.3%
Nationwide International Index Fund, Institutional Class(a)	7,035,817	51,783,610
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,499,955	27,029,196
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,855,389	56,327,228
Nationwide Small Cap Index Fund, Institutional Class(a)	794,417	10,970,900

Total Equity Funds (cost $135,711,722)		146,110,934

Fixed Income Funds 23.9%
Nationwide Bond Index Fund, Institutional Class(a)	4,235,217	48,323,827
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,269,530	13,291,982
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	265,739	2,644,108

Total Fixed Income Funds (cost $62,619,736)		64,259,917

Total Mutual Funds (cost $241,358,520)		253,219,685

Fixed Contract 5.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$15,945,441	15,945,441

Total Fixed Contract (cost $15,945,441)		15,945,441

Total Investments (cost $257,303,961) (d) — 100.0%		269,165,126
Liabilities in excess of other assets — 0.0%†		(100,491)

NET ASSETS — 100.0%		$269,064,635

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $260,175,746, tax unrealized appreciation and depreciation were $9,209,500 and $(220,120), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$15,945,441	$15,945,441
Mutual Funds	253,219,685	—	—	253,219,685

Total	$253,219,685	$—	$15,945,441	$269,165,126

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$10,573,118	$10,573,118
Purchases	6,263,289	6,263,289
Sales	(890,966)	(890,966)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$15,945,441	$15,945,441

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

Amounts designated as “—” are zero or have been rounded to zero

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 97.1%

	Shares	Market Value
Alternative Assets 19.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	6,265,042	$60,457,657

Total Alternative Assets (cost $60,322,287)		60,457,657

Equity Funds 63.4%
Nationwide International Index Fund, Institutional Class(a)	8,774,884	64,583,145
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,041,247	36,783,268
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,994,248	72,965,967
Nationwide Small Cap Index Fund, Institutional Class(a)	1,346,878	18,600,389

Total Equity Funds (cost $178,431,048)		192,932,769

Fixed Income Funds 13.8%
Nationwide Bond Index Fund, Institutional Class(a)	2,638,548	30,105,838
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,136,173	11,895,728

Total Fixed Income Funds (cost $41,037,263)		42,001,566

Total Mutual Funds (cost $279,790,598)		295,391,992

Fixed Contract 2.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$8,857,622	8,857,622

Total Fixed Contract (cost $8,857,622)		8,857,622

Total Investments (cost $288,648,220) (d) — 100.0%		304,249,614
Liabilities in excess of other assets — 0.0%†		(113,311)

NET ASSETS — 100.0%		$304,136,303

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $291,132,204, tax unrealized appreciation and depreciation were $13,117,410 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$8,857,622	$8,857,622
Mutual Funds	295,391,992	—	—	295,391,992

Total	$295,391,992	$—	$8,857,622	$304,249,614

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$—	$—
Purchases	9,001,249	9,001,249
Sales	(143,627)	(143,627)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$8,857,622	$8,857,622

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.1%

	Shares	Market Value
Alternative Assets 19.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	6,086,430	$58,734,052

Total Alternative Assets (cost $58,223,480)		58,734,052

Equity Funds 70.3%
Nationwide International Index Fund, Institutional Class(a)	8,908,506	65,566,607
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,291,405	41,291,118
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,230,505	76,417,679
Nationwide Small Cap Index Fund, Institutional Class(a)	1,717,030	23,712,187

Total Equity Funds (cost $191,194,405)		206,987,591

Fixed Income Funds 7.9%
Nationwide Bond Index Fund, Institutional Class(a)	1,279,689	14,601,253
Nationwide Core Plus Bond Fund, Institutional Class(a)	832,225	8,713,393

Total Fixed Income Funds (cost $22,858,139)		23,314,646

Total Mutual Funds (cost $272,276,024)		289,036,289

Fixed Contract 1.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.10%(a)(b)(c)	$5,743,352	5,743,352

Total Fixed Contract (cost $5,743,352)		5,743,352

Total Investments (cost $278,019,376) (d) — 100.0%		294,779,641
Liabilities in excess of other assets — 0.0%†		(119,134)

NET ASSETS — 100.0%		$294,660,507

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $280,220,977, tax unrealized appreciation and depreciation were $14,558,664 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$5,743,352	$5,743,352
Mutual Funds	289,036,289	—	—	289,036,289

Total	$289,036,289	$—	$5,743,352	$294,779,641

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$—	$—
Purchases	5,896,260	5,896,260
Sales	(152,908)	(152,908)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 07/31/16	$5,743,352	$5,743,352

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.10% - 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 19.8%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	4,712,948	$45,479,945

Total Alternative Assets (cost $44,988,260)		45,479,945

Equity Funds 76.3%
Nationwide International Index Fund, Institutional Class(a)	7,555,596	55,609,184
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,916,086	34,527,866
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,378,351	63,967,711
Nationwide Small Cap Index Fund, Institutional Class(a)	1,509,843	20,850,926

Total Equity Funds (cost $164,733,415)		174,955,687

Fixed Income Fund 3.9%
Nationwide Bond Index Fund, Institutional Class(a)	779,156	8,890,169

Total Fixed Income Fund (cost $8,766,206)		8,890,169

Total Mutual Funds (cost $218,487,881)		229,325,801

Total Investments (cost $218,487,881) (b) — 100.0%		229,325,801
Liabilities in excess of other assets — 0.0%†		(92,726)

NET ASSETS — 100.0%		$229,233,075

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $219,906,349, tax unrealized appreciation and depreciation were $9,425,928 and $(6,476), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 15.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	3,064,399	$29,571,454

Total Alternative Assets (cost $29,248,594)		29,571,454

Equity Funds 80.1%
Nationwide International Index Fund, Institutional Class(a)	6,359,414	46,805,288
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,744,412	31,434,311
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,547,724	51,832,249
Nationwide Small Cap Index Fund, Institutional Class(a)	1,339,834	18,503,105

Total Equity Funds (cost $141,664,934)		148,574,953

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class(a)	646,330	7,374,627

Total Fixed Income Fund (cost $7,279,846)		7,374,627

Total Mutual Funds (cost $178,193,374)		185,521,034

Total Investments (cost $178,193,374) (b) — 100.0%		185,521,034
Liabilities in excess of other assets — 0.0%†		(75,236)

NET ASSETS — 100.0%		$185,445,798

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $179,098,343, tax unrealized appreciation and depreciation were $7,479,194 and $(1,056,503), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 11.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	1,643,835	$15,863,010

Total Alternative Assets (cost $15,745,019)		15,863,010

Equity Funds 87.1%
Nationwide International Index Fund, Institutional Class(a)	4,897,349	36,044,489
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,321,936	23,821,278
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,719,905	39,737,814
Nationwide Small Cap Index Fund, Institutional Class(a)	1,148,661	15,863,010

Total Equity Funds (cost $111,737,550)		115,466,591

Fixed Income Fund 1.0%
Nationwide Bond Index Fund, Institutional Class(a)	114,876	1,310,733

Total Fixed Income Fund (cost $1,277,200)		1,310,733

Total Mutual Funds (cost $128,759,769)		132,640,334

Total Investments (cost $128,759,769) (b) — 100.0%		132,640,334
Liabilities in excess of other assets — 0.0%†		(54,464)

NET ASSETS — 100.0%		$132,585,870

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $129,324,580, tax unrealized appreciation and depreciation were $4,485,353 and $(1,169,599), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	1,228,243	$11,852,546

Total Alternative Assets (cost $11,786,415)		11,852,546

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	3,650,954	26,871,022
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	987,741	17,799,090
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,093,499	30,586,025
Nationwide Small Cap Index Fund, Institutional Class(a)	860,024	11,876,926

Total Equity Funds (cost $86,795,634)		87,133,063

Total Mutual Funds (cost $98,582,049)		98,985,609

Total Investments (cost $98,582,049) (b) — 100.0%		98,985,609
Liabilities in excess of other assets — 0.0%†		(43,472)

NET ASSETS — 100.0%		$98,942,137

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $99,181,009, tax unrealized appreciation and depreciation were $1,880,454 and $(2,075,854), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 9.9%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	428,887	$4,138,757

Total Alternative Assets (cost $4,087,976)		4,138,757

Equity Funds 90.1%
Nationwide International Index Fund, Institutional Class(a)	1,588,277	11,689,720
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	414,077	7,461,668
Nationwide S&P 500 Index Fund, Institutional Class(a)	908,745	13,276,763
Nationwide Small Cap Index Fund, Institutional Class(a)	359,847	4,969,484

Total Equity Funds (cost $38,143,809)		37,397,635

Total Mutual Funds (cost $42,231,785)		41,536,392

Total Investments (cost $42,231,785) (b) — 100.0%		41,536,392
Liabilities in excess of other assets — 0.0%†		(17,088)

NET ASSETS — 100.0%		$41,519,304

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $42,514,831, tax unrealized appreciation and depreciation were $154,097 and $(1,132,536), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Destination 2060 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class*(a)	42,882	$413,811

Total Alternative Assets (cost $394,538)		413,811

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class(a)	158,663	1,167,759
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	41,395	745,929
Nationwide S&P 500 Index Fund, Institutional Class(a)	90,838	1,327,136
Nationwide Small Cap Index Fund, Institutional Class(a)	35,977	496,841

Total Equity Funds (cost $3,664,803)		3,737,665

Total Mutual Funds (cost $4,059,341)		4,151,476

Total Investments (cost $4,059,341) (b) — 100.0%		4,151,476
Liabilities in excess of other assets — 0.0%†		(979)

NET ASSETS — 100.0%		$4,150,497

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2016, the tax basis cost of the Fund’s investments was $4,220,404, tax unrealized appreciation and depreciation were $0 and $(68,928), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At July 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.6%

	Shares	Market Value
Aerospace & Defense 1.7%
AAR Corp.	6,858	$165,689
Aerovironment, Inc.*	900	25,515
CPI Aerostructures, Inc.*	1,172	7,735
Cubic Corp.	3,102	126,686
Curtiss-Wright Corp.	5,709	508,044
DigitalGlobe, Inc.*	14,495	390,785
Ducommun, Inc.*	2,494	48,234
Engility Holdings, Inc.*	5,302	153,970
Esterline Technologies Corp.*	270	16,424
KLX, Inc.*	4,256	137,469
Kratos Defense & Security Solutions, Inc.*	19,461	85,823
LMI Aerospace, Inc.*	2,978	23,169
Mercury Systems, Inc.*	8,683	225,063
Moog, Inc., Class A*	4,574	251,890
National Presto Industries, Inc.(a)	200	17,908
Orbital ATK, Inc.	1,341	116,828
SIFCO Industries, Inc.*	425	3,515
Sparton Corp.*	1,053	21,913
Teledyne Technologies, Inc.*	2,314	242,970
Triumph Group, Inc.	6,988	215,440
Vectrus, Inc.*	1,011	31,493

		2,816,563

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	14,232	206,079
Atlas Air Worldwide Holdings, Inc.*	6,428	277,882
Echo Global Logistics, Inc.*	68	1,684
Forward Air Corp.	1,084	50,168
Hub Group, Inc., Class A*	7,012	287,071
Park-Ohio Holdings Corp.	279	8,309
XPO Logistics, Inc.*(a)	615	18,216

		849,409

Airlines 0.6%
Copa Holdings SA, Class A(a)	3,033	203,211
Hawaiian Holdings, Inc.*	1,818	82,774
SkyWest, Inc.	8,410	241,956
Spirit Airlines, Inc.*	8,662	370,300

		898,241

Auto Components 0.9%
Cooper Tire & Rubber Co.	8,201	270,551
Cooper-Standard Holding, Inc.*	2,441	214,930
Dana Holding Corp.	2,923	39,870
Federal-Mogul Holdings Corp.*	20,434	180,637
Modine Manufacturing Co.*	9,040	86,784
Shiloh Industries, Inc.*	1,847	17,897
Spartan Motors, Inc.	7,133	60,559
Standard Motor Products, Inc.	5,312	222,785
Stoneridge, Inc.*	2,584	43,101
Strattec Security Corp.	442	19,713
Superior Industries International, Inc.	4,675	142,868
Visteon Corp.	2,752	192,888

		1,492,583

Automobiles 0.1%
Winnebago Industries, Inc.	3,328	79,073

Banks 12.3%
1st Source Corp.	4,229	142,137
Access National Corp.	576	12,804
American National Bankshares, Inc.	1,325	34,794
Ameris Bancorp	2,996	99,347
AmeriServ Financial, Inc.	1,800	5,598
Arrow Financial Corp.	431	13,615
Associated Banc-Corp.	22,043	410,000
Banc of California, Inc.	6,437	142,773
BancFirst Corp.	1,930	126,550
Bancorp, Inc. (The)*	4,545	24,089
BancorpSouth, Inc.	10,204	243,059
Bank of Commerce Holdings	1,636	10,765
Bank of Marin Bancorp	90	4,462
Banner Corp.	1,485	61,984
Bar Harbor Bankshares	424	15,552
BBCN Bancorp, Inc.	11,247	172,866
BCB Bancorp, Inc.	754	7,970
Berkshire Hills Bancorp, Inc.	5,839	153,974
Blue Hills Bancorp, Inc.	2,899	41,311
BNC Bancorp	1,694	41,096
Boston Private Financial Holdings, Inc.	11,841	143,513
Bridge Bancorp, Inc.	1,210	35,223
Brookline Bancorp, Inc.	19,194	218,620
Bryn Mawr Bank Corp.	2,219	65,083
C&F Financial Corp.	177	8,087
Camden National Corp.	1,018	44,263
Capital Bank Financial Corp., Class A	3,458	103,360
Capital City Bank Group, Inc.	2,100	30,051
Cardinal Financial Corp.	4,082	105,152
Cascade Bancorp*	8,679	48,950
CenterState Banks, Inc.	6,534	108,856
Central Pacific Financial Corp.	4,036	99,003
Century Bancorp, Inc., Class A	429	18,730
Chemical Financial Corp.(a)	5,328	220,473
Citizens & Northern Corp.	781	16,643
City Holding Co.	1,872	87,422
CNB Financial Corp.	1,222	22,546
CoBiz Financial, Inc.	5,513	68,086
Columbia Banking System, Inc.	8,169	247,684
Community Bank System, Inc.	6,442	284,285
Community Bankers Trust Corp.*	300	1,563
Community Trust Bancorp, Inc.	2,544	88,480
ConnectOne Bancorp, Inc.	2,869	48,515
CU Bancorp*	1,539	36,567
Cullen/Frost Bankers, Inc.	200	13,578
Customers Bancorp, Inc.*	3,780	97,297
CVB Financial Corp.	10,704	176,081
Enterprise Bancorp, Inc.	346	8,190
Enterprise Financial Services Corp.	2,342	67,356
Farmers Capital Bank Corp.	414	12,230
FCB Financial Holdings, Inc., Class A*	4,585	160,337
Fidelity Southern Corp.	2,544	43,782
Financial Institutions, Inc.	1,639	44,089
First Bancorp	2,188	40,959
First BanCorp, Puerto Rico*	29,850	137,012
First Bancorp, Inc.	1,541	33,979
First Busey Corp.	2,824	63,625
First Business Financial Services, Inc.	775	18,375
First Citizens BancShares, Inc., Class A	988	256,663
First Commonwealth Financial Corp.	27,767	267,952
First Community Bancshares, Inc.	4,898	112,311
First Connecticut Bancorp, Inc.	1,281	20,624
First Financial Bancorp	8,638	184,076
First Financial Corp.	2,217	84,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
First Financial Northwest, Inc.	4,800	$67,104
First Interstate BancSystem, Inc., Class A	2,794	81,138
First Merchants Corp.	7,005	183,531
First Midwest Bancorp, Inc.	11,905	222,266
First NBC Bank Holding Co.*	1,549	29,477
First South Bancorp, Inc.	1,350	12,974
FirstMerit Corp.	19,138	406,300
Flushing Financial Corp.	3,900	87,009
FNB Corp.	23,091	275,937
Fulton Financial Corp.	25,548	348,730
German American Bancorp, Inc.	1,605	54,570
Glacier Bancorp, Inc.	2,600	71,708
Great Southern Bancorp, Inc.	1,161	45,511
Great Western Bancorp, Inc.	100	3,317
Guaranty Bancorp	1,040	17,545
Hancock Holding Co.	9,057	262,562
Hanmi Financial Corp.	5,805	142,339
Heartland Financial USA, Inc.	2,958	108,618
Heritage Commerce Corp.	4,960	51,981
Heritage Financial Corp.	3,969	69,299
Heritage Oaks Bancorp	3,380	27,513
Hilltop Holdings, Inc.*	11,385	247,965
HomeTrust Bancshares, Inc.*	1,778	32,680
Horizon Bancorp	587	16,154
IBERIABANK Corp.	6,915	431,980
Independent Bank Corp.	6,452	223,888
Independent Bank Group, Inc.	455	19,228
International Bancshares Corp.	14,074	385,909
Investors Bancorp, Inc.	39,608	449,947
Lakeland Bancorp, Inc.	5,690	67,768
Lakeland Financial Corp.	621	31,888
LegacyTexas Financial Group, Inc.	6,594	188,061
Macatawa Bank Corp.	3,062	23,731
MainSource Financial Group, Inc.	4,606	102,576
MB Financial, Inc.	1,104	42,383
MBT Financial Corp.	2,346	21,091
Mercantile Bank Corp.	1,874	47,187
Merchants Bancshares, Inc.	662	21,038
MidSouth Bancorp, Inc.	770	8,093
MidWestOne Financial Group, Inc.	766	22,176
National Bank Holdings Corp., Class A	4,154	83,205
NBT Bancorp, Inc.	5,777	172,270
Northrim BanCorp, Inc.	444	12,610
OFG Bancorp(a)	11,383	120,774
Ohio Valley Banc Corp.	475	10,341
Old National Bancorp	15,994	210,481
Old Second Bancorp, Inc.	1,500	11,325
Opus Bank	2,937	94,806
Pacific Continental Corp.	2,558	37,040
Pacific Mercantile Bancorp*	1,000	6,830
PacWest Bancorp	15,063	622,855
Park National Corp.	546	48,878
Park Sterling Corp.	6,222	48,034
Peapack Gladstone Financial Corp.	2,010	40,341
Penns Woods Bancorp, Inc.	343	14,526
Peoples Bancorp of North Carolina, Inc.	645	13,210
Peoples Bancorp, Inc.	2,725	61,176
People’s United Financial, Inc.	42,828	649,272
Pinnacle Financial Partners, Inc.	5,060	268,737
Popular, Inc.	10,144	341,751
Preferred Bank, Los Angeles	1,261	41,197
Premier Financial Bancorp, Inc.	658	11,739
PrivateBancorp, Inc.	4,564	201,729
Prosperity Bancshares, Inc.	9,087	464,255
QCR Holdings, Inc.	871	25,816
Renasant Corp.	6,087	196,123
Republic Bancorp, Inc., Class A	3,383	100,847
Republic First Bancorp, Inc.*(a)	1,723	7,564
S&T Bancorp, Inc.	3,821	97,397
Sandy Spring Bancorp, Inc.	3,659	109,185
Seacoast Banking Corp. of Florida*	2,593	41,410
Sierra Bancorp	1,950	34,866
Simmons First National Corp., Class A	3,915	179,894
South State Corp.	3,295	240,238
Southern National Bancorp of Virginia, Inc.	49	653
Southside Bancshares, Inc.	2,975	91,005
Southwest Bancorp, Inc.	3,100	60,202
State Bank Financial Corp.	4,858	106,293
Sterling Bancorp	18,365	310,185
Stonegate Bank	1,177	37,299
Suffolk Bancorp	3,029	99,684
Sun Bancorp, Inc.*	1,841	39,287
Synovus Financial Corp.	4,135	125,869
Talmer Bancorp, Inc., Class A	880	18,498
TCF Financial Corp.	24,895	338,323
Tompkins Financial Corp.	1,730	125,840
Towne Bank	4,087	93,797
TriCo Bancshares	2,948	76,707
TriState Capital Holdings, Inc.*	2,427	34,633
Trustmark Corp.	9,567	249,699
UMB Financial Corp.	2,150	119,132
Umpqua Holdings Corp.	31,957	486,705
Union Bankshares Corp.	7,719	207,178
United Bankshares, Inc.	1,210	46,343
United Community Banks, Inc.	9,512	183,011
United Security Bancshares*	297	1,788
Univest Corp. of Pennsylvania	2,314	48,802
Valley National Bancorp	25,004	226,786
Washington Trust Bancorp, Inc.	2,038	77,362
WesBanco, Inc.	5,256	162,516
West Bancorporation, Inc.	1,619	30,761
Wilshire Bancorp, Inc.	11,339	121,781
Wintrust Financial Corp.	7,083	373,982
Zions Bancorporation	26,877	749,331

		19,976,674

Beverages 0.1%
Craft Brew Alliance, Inc.*	4,854	56,986
MGP Ingredients, Inc.	4,229	181,847

		238,833

Biotechnology 0.2%
Aviragen Therapeutics, Inc.*	2,100	2,877
Catalyst Biosciences, Inc.	1,328	1,979
Emergent BioSolutions, Inc.*	8,785	293,331
Spectrum Pharmaceuticals, Inc.*	8,803	60,476

		358,663

Building Products 1.2%
Continental Building Products, Inc.*	130	3,048
Gibraltar Industries, Inc.*	5,968	210,551
Griffon Corp.	13,926	238,692
Insteel Industries, Inc.	3,880	134,985
Owens Corning, Inc.	9,892	523,386
Quanex Building Products Corp.	9,727	194,443

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value
Building Products (continued)
Simpson Manufacturing Co., Inc.	6,618	$270,014
Universal Forest Products, Inc.	2,814	304,250

		1,879,369

Capital Markets 0.6%
Actua Corp.*	7,686	76,706
Calamos Asset Management, Inc., Class A	4,093	28,487
Cowen Group, Inc., Class A*(a)	35,110	109,543
GAIN Capital Holdings, Inc.	4,106	27,592
INTL. FCStone, Inc.*	1,985	57,843
Investment Technology Group, Inc.	4,562	76,186
Janus Capital Group, Inc.	3,400	51,340
KCG Holdings, Inc., Class A*	11,014	166,642
Ladenburg Thalmann Financial Services, Inc.*(a)	12,081	29,478
Legg Mason, Inc.	9,571	326,754
Oppenheimer Holdings, Inc., Class A	1,226	19,297
Piper Jaffray Cos.*	700	28,938
Safeguard Scientifics, Inc.*	1,866	24,109
Virtus Investment Partners, Inc.(a)	134	11,295

		1,034,210

Chemicals 2.5%
A. Schulman, Inc.	5,552	162,729
Albemarle Corp.	8,564	720,832
American Vanguard Corp.	3,565	53,047
Axiall Corp.	8,783	286,765
Cabot Corp.	3,192	155,418
Calgon Carbon Corp.	7,109	98,104
Chase Corp.	918	55,622
Chemtura Corp.*	12,142	341,069
Core Molding Technologies, Inc.*	1,940	30,885
FutureFuel Corp.	4,447	50,963
H.B. Fuller Co.	6,707	312,278
Hawkins, Inc.	1,432	61,204
Huntsman Corp.	9,416	145,571
Innophos Holdings, Inc.	2,371	102,095
Innospec, Inc.	3,301	165,941
KMG Chemicals, Inc.	1,276	35,077
Kraton Performance Polymers, Inc.*	4,878	145,901
Kronos Worldwide, Inc.(a)	857	4,842
LSB Industries, Inc.*(a)	1,598	18,505
Minerals Technologies, Inc.	4,564	297,847
Olin Corp.	14,603	305,203
OMNOVA Solutions, Inc.*	4,209	39,859
Stepan Co.	1,425	91,642
Trecora Resources*	2,453	28,038
Tredegar Corp.	2,671	47,277
Tronox Ltd., Class A	5,799	37,635
Westlake Chemical Corp.	6,930	316,978

		4,111,327

Commercial Services & Supplies 2.7%
ABM Industries, Inc.	14,604	543,415
ACCO Brands Corp.*	14,427	162,159
Acme United Corp.	200	4,332
AMREP Corp.*	216	1,212
ARC Document Solutions, Inc.*	6,278	24,735
Brady Corp., Class A	868	27,897
CECO Environmental Corp.	5,213	48,220
Civeo Corp.*	6,311	8,646
Clean Harbors, Inc.*	4,398	226,145
Covanta Holding Corp.	18,286	292,942
Ennis, Inc.	3,361	58,213
Essendant, Inc.	5,258	105,370
Fuel Tech, Inc.*	2,542	4,042
G&K Services, Inc., Class A	293	23,502
InnerWorkings, Inc.*	4,148	35,299
Intersections, Inc.*	2,600	4,524
Kimball International, Inc., Class B	3,018	34,375
Matthews International Corp., Class A	3,772	226,735
McGrath RentCorp	4,030	128,436
Mobile Mini, Inc.	9,458	307,480
NL Industries, Inc.*	3,031	9,002
Quad/Graphics, Inc.	2,723	69,055
SP Plus Corp.*	1,553	37,319
Steelcase, Inc., Class A	10,460	151,670
Team, Inc.*	2,869	79,213
Tetra Tech, Inc.	12,588	414,523
TRC Cos., Inc.*	2,395	16,813
UniFirst Corp.	2,352	274,902
Versar, Inc.*	2,487	3,532
Viad Corp.	6,406	223,057
Virco Manufacturing Corp.*	1,500	6,765
VSE Corp.	1,299	82,564
Waste Connections, Inc.	10,275	765,282

		4,401,376

Communications Equipment 1.1%
ADTRAN, Inc.	5,623	102,339
Aviat Networks, Inc.*	639	4,869
Bel Fuse, Inc., Class B	2,019	41,369
Black Box Corp.	2,600	35,490
Calix, Inc.*	7,346	56,711
Communications Systems, Inc.	2,369	17,388
Comtech Telecommunications Corp.	3,510	45,876
Digi International, Inc.*	7,072	78,570
EchoStar Corp., Class A*	6,422	250,137
EMCORE Corp.*	3,875	25,110
Finisar Corp.*	12,856	241,179
Harmonic, Inc.*(a)	16,711	54,979
Ixia*	4,352	50,048
NETGEAR, Inc.*	4,050	208,292
Oclaro, Inc.*(a)	16,707	95,731
Optical Cable Corp.	300	663
PC-Tel, Inc.	1,200	6,084
Polycom, Inc.*	15,524	192,342
RELM Wireless Corp.	2,881	14,895
ShoreTel, Inc.*	6,179	45,354
Sonus Networks, Inc.*	113	974
TESSCO Technologies, Inc.	1,910	25,670
Viavi Solutions, Inc.*	16,538	117,916
Westell Technologies, Inc., Class A*	7,215	3,968

		1,715,954

Construction & Engineering 2.9%
AECOM*	21,577	765,768
Aegion Corp.*	8,058	165,350
Ameresco, Inc., Class A*	4,900	24,255
Argan, Inc.	618	28,508
Comfort Systems USA, Inc.	339	10,299
EMCOR Group, Inc.	6,071	338,155
Fluor Corp.	8,918	477,291
Goldfield Corp. (The)*	3,969	12,066
Granite Construction, Inc.	3,403	169,401
Great Lakes Dredge & Dock Corp.*	18,191	80,768
IES Holdings, Inc.*	1,457	22,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Jacobs Engineering Group, Inc.*	16,724	$895,068
Layne Christensen Co.*	4,132	33,056
MasTec, Inc.*	7,549	184,573
MYR Group, Inc.*	3,345	82,521
Northwest Pipe Co.*	2,416	27,301
Orion Group Holdings, Inc.*	7,050	39,833
Primoris Services Corp.	6,436	116,170
Quanta Services, Inc.*	20,208	517,325
Sterling Construction Co., Inc.*	5,417	31,527
Tutor Perini Corp.*	12,868	323,244
Valmont Industries, Inc.	2,545	333,268

		4,678,403

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	47,250

Consumer Finance 0.9%
Asta Funding, Inc.*	2,269	24,505
Atlanticus Holdings Corp.*	1,995	5,965
Cash America International, Inc.	5,300	227,105
Consumer Portfolio Services, Inc.*	1,523	6,457
Emergent Capital, Inc.*(a)	2,976	11,041
Encore Capital Group, Inc.*(a)	2,812	68,641
Enova International, Inc.*	2,246	20,416
EZCORP, Inc., Class A*	5,930	53,726
First Marblehead Corp. (The)*	1,274	6,345
Green Dot Corp., Class A*	6,758	163,544
Navient Corp.	36,665	520,643
Nelnet, Inc., Class A	4,237	171,217
PRA Group, Inc.*	1,678	46,749
Regional Management Corp.*	1,528	28,726
SLM Corp.*	10,909	78,436

		1,433,516

Containers & Packaging 0.4%
Greif, Inc., Class A	4,741	190,256
Myers Industries, Inc.	2,411	36,045
Sonoco Products Co.	9,240	470,593

		696,894

Distributors 0.2%
Core-Mark Holding Co., Inc.	6,979	341,692
VOXX International Corp.*	5,943	15,749
Weyco Group, Inc.	1,028	28,722

		386,163

Diversified Consumer Services 0.8%
American Public Education, Inc.*	2,195	62,865
Apollo Education Group, Inc.*	1,172	10,536
Ascent Capital Group, Inc., Class A*	1,498	25,496
Bridgepoint Education, Inc.*	8,834	62,987
Career Education Corp.*	20,336	140,522
Carriage Services, Inc.	2,251	54,722
DeVry Education Group, Inc.	6,468	144,042
Graham Holdings Co., Class B	900	452,916
Houghton Mifflin Harcourt Co.*	2,936	49,765
K12, Inc.*	4,600	56,948
Regis Corp.*	10,909	146,617
Sotheby’s(a)	5,003	162,047

		1,369,463

Diversified Financial Services 0.4%
BBX Capital Corp., Class A*	488	9,438
Leucadia National Corp.	19,897	363,319
Marlin Business Services Corp.	1,601	29,394
NewStar Financial, Inc.*	6,586	67,309
PICO Holdings, Inc.*	6,104	61,528
Resource America, Inc., Class A	4,503	43,859
TheStreet, Inc.	8,732	9,693

		584,540

Diversified Telecommunication Services 1.0%
ATN International, Inc.	1,965	144,467
Consolidated Communications Holdings, Inc.	5,417	151,405
Frontier Communications Corp.	166,350	865,020
General Communication, Inc., Class A*	1,000	15,390
Hawaiian Telcom Holdco, Inc.*	2,026	44,977
IDT Corp., Class B	278	4,242
Iridium Communications, Inc.*(a)	7,904	70,978
Lumos Networks Corp.*	2,964	34,679
ORBCOMM, Inc.*	8,498	89,994
Windstream Holdings, Inc.	12,806	119,224

		1,540,376

Electrical Equipment 0.8%
Babcock & Wilcox Enterprises, Inc.*	6,986	107,305
Encore Wire Corp.	3,906	146,592
EnerSys	6,126	381,956
General Cable Corp.	9,116	134,279
Global Power Equipment Group, Inc.*	1,629	6,337
LSI Industries, Inc.	4,939	54,131
Orion Energy Systems, Inc.*	3,156	4,418
Powell Industries, Inc.	1,396	51,429
Preformed Line Products Co.	281	13,732
Regal Beloit Corp.	4,890	298,339
Thermon Group Holdings, Inc.*	3,200	64,576
Ultralife Corp.*	3,374	14,677

		1,277,771

Electronic Equipment, Instruments & Components 6.0%
Anixter International, Inc.*	4,164	255,170
Arrow Electronics, Inc.*	13,484	896,551
Avnet, Inc.	18,826	773,749
AVX Corp.	17,554	239,788
Benchmark Electronics, Inc.*	6,000	140,640
Coherent, Inc.*	2,505	265,655
CTS Corp.	6,185	118,195
Daktronics, Inc.	2,223	14,383
DTS, Inc.*	1,413	39,267
Electro Rent Corp.	5,979	92,495
Electro Scientific Industries, Inc.*	5,246	35,515
ePlus, Inc.*	892	75,026
Fabrinet*	4,025	151,984
FARO Technologies, Inc.*	953	33,241
Flextronics International Ltd.*	33,638	426,194
Frequency Electronics, Inc.*	900	9,648
Gerber Scientific, Inc.*(b)	4,000	0
II-VI, Inc.*	7,432	149,383
Ingram Micro, Inc., Class A	21,208	726,162
Insight Enterprises, Inc.*	7,392	196,627
InvenSense, Inc.*(a)	8,179	55,454
Iteris, Inc.*	1,700	5,916
Itron, Inc.*	3,080	131,485
Jabil Circuit, Inc.	25,501	518,945
Kemet Corp.*	11,864	40,812
Key Tronic Corp.*	2,680	20,207
Kimball Electronics, Inc.*	7,266	91,697
Knowles Corp.*(a)	535	7,190
Methode Electronics, Inc.	2,375	83,196
Napco Security Technologies, Inc.*	1,850	13,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.*	2,994	$47,036
OSI Systems, Inc.*	2,266	134,759
PAR Technology Corp.*	1,700	8,755
Park Electrochemical Corp.	1,738	28,156
PC Connection, Inc.	3,343	86,283
PCM, Inc.*	3,273	54,397
Plexus Corp.*	5,596	257,080
QLogic Corp.*	19,088	296,246
Radisys Corp.*	5,568	26,838
RF Industries Ltd.	443	1,019
Richardson Electronics Ltd.	2,700	16,983
Rofin-Sinar Technologies, Inc.*	6,775	214,090
Rogers Corp.*	2,587	177,054
Sanmina Corp.*	19,125	484,628
ScanSource, Inc.*	5,879	241,215
SMTC Corp.*	2,189	3,699
SYNNEX Corp.	6,338	637,159
Systemax, Inc.*	3,470	31,057
Tech Data Corp.*	8,657	674,640
TTM Technologies, Inc.*	20,867	207,627
Vishay Intertechnology, Inc.	30,628	408,271
Vishay Precision Group, Inc.*	2,246	29,535
Wayside Technology Group, Inc.	200	3,624
Wireless Telecom Group, Inc.*	5,122	7,478

		9,685,654

Energy Equipment & Services 4.1%
Archrock, Inc.	14,869	132,483
Atwood Oceanics, Inc.(a)	6,737	71,951
Basic Energy Services, Inc.*(a)	11,347	7,943
Bristow Group, Inc.	5,890	63,671
Dawson Geophysical Co.*(a)	5,561	41,429
Diamond Offshore Drilling, Inc.	20,099	456,649
Dril-Quip, Inc.*	3,971	216,142
ENGlobal Corp.*	1,900	2,812
Era Group, Inc.*	5,757	50,546
Exterran Corp.*	7,434	94,560
FMC Technologies, Inc.*	27,006	685,412
Forum Energy Technologies, Inc.*	6,396	104,447
Gulf Island Fabrication, Inc.	3,273	27,690
GulfMark Offshore, Inc., Class A*(a)	5,722	16,594
Helix Energy Solutions Group, Inc.*	17,687	140,435
Helmerich & Payne, Inc.(a)	12,863	797,120
Hornbeck Offshore Services, Inc.*(a)	6,751	53,873
Matrix Service Co.*	4,874	80,762
McDermott International, Inc.*	38,989	201,963
Mitcham Industries, Inc.*	4,242	14,253
Nabors Industries Ltd.	39,917	359,253
Natural Gas Services Group, Inc.*	3,681	92,430
Newpark Resources, Inc.*	19,360	122,355
Noble Corp. PLC	36,440	268,927
Oceaneering International, Inc.	11,679	325,611
Oil States International, Inc.*	6,906	213,534
Pacific Drilling SA*(a)	923	4,412
Parker Drilling Co.*	32,999	68,308
Patterson-UTI Energy, Inc.	19,059	369,554
PHI, Inc., Non-Voting Shares*	2,915	56,318
Pioneer Energy Services Corp.*	10,270	32,350
Rowan Cos. PLC, Class A	18,859	287,411
RPC, Inc.*	3,051	44,209
SEACOR Holdings, Inc.*(a)	4,636	262,027
Superior Energy Services, Inc.	9,284	148,265
Tesco Corp.	9,448	62,451
TETRA Technologies, Inc.*	21,964	132,004
Tidewater, Inc.(a)	6,880	29,378
Transocean Ltd.	33,622	369,506
Unit Corp.*	10,135	126,687
Willbros Group, Inc.*	7,618	15,617

		6,651,342

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	7,317	270,582
Chefs’ Warehouse Inc. (The)*	905	14,616
Ingles Markets, Inc., Class A	3,941	153,029
Smart & Final Stores, Inc.*	672	9,267
SpartanNash Co.	9,804	308,826
United Natural Foods, Inc.*	567	28,339
Village Super Market, Inc., Class A	817	25,850
Weis Markets, Inc.	3,145	162,502

		973,011

Food Products 3.1%
Alico, Inc.	847	25,054
Darling Ingredients, Inc.*	17,555	277,018
Dean Foods Co.	19,750	364,585
Fresh Del Monte Produce, Inc.	12,463	708,522
Ingredion, Inc.	7,618	1,015,022
John B. Sanfilippo & Son, Inc.	684	31,922
Landec Corp.*	5,776	66,424
Limoneira Co.	232	4,104
Omega Protein Corp.*	4,957	111,632
Pinnacle Foods, Inc.	14,210	713,484
Post Holdings, Inc.*	8,702	754,202
Sanderson Farms, Inc.(a)	2,960	259,267
Seaboard Corp.*	78	228,540
Seneca Foods Corp., Class A*	1,711	67,020
Snyder’s-Lance, Inc.	9,793	335,508

		4,962,304

Gas Utilities 0.1%
UGI Corp.	3,891	176,107

Health Care Equipment & Supplies 1.1%
Analogic Corp.	1,730	145,355
AngioDynamics, Inc.*	8,170	135,540
CONMED Corp.	3,418	138,907
CryoLife, Inc.	4,456	64,924
Cutera, Inc.*	276	2,978
Cynosure, Inc., Class A*	3,750	206,100
Exactech, Inc.*	2,345	63,385
Haemonetics Corp.*	7,180	217,698
Halyard Health, Inc.*	4,421	152,922
Integer Holdings Corp.*	3,746	83,199
Integra LifeSciences Holdings Corp.*	419	35,309
Invacare Corp.	10,801	124,428
Kewaunee Scientific Corp.	92	1,863
LeMaitre Vascular, Inc.	1,044	17,957
Merit Medical Systems, Inc.*	10,350	242,604
Misonix, Inc.*	600	3,570
Nuvectra Corp.*	1,248	8,249
OraSure Technologies, Inc.*	7,914	53,973
Orthofix International NV*	1,539	72,949
RTI Surgical, Inc.*	9,045	29,396
SeaSpine Holdings Corp.*	1,230	11,833

		1,813,139

Health Care Providers & Services 2.9%
Aceto Corp.	1,605	41,265
Addus HomeCare Corp.*	1,031	19,445

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Air Methods Corp.*	5,086	$169,313
Almost Family, Inc.*	1,742	69,314
Amsurg Corp.*	7,378	553,424
Brookdale Senior Living, Inc.*	17,982	332,127
Community Health Systems, Inc.*	5,748	73,402
Digirad Corp.	1,500	8,790
Five Star Quality Care, Inc.*	11,300	26,781
Hanger, Inc.*	5,565	59,824
Healthways, Inc.*	6,807	114,630
Kindred Healthcare, Inc.	14,154	173,528
LHC Group, Inc.*	4,529	204,983
LifePoint Health, Inc.*	7,780	460,420
Magellan Health, Inc.*	6,611	452,655
MedCath Corp.*(b)	2,115	0
MEDNAX, Inc.*	2,629	181,164
Molina Healthcare, Inc.*	7,509	426,586
National HealthCare Corp.	1,300	83,980
Owens & Minor, Inc.	9,148	326,675
PharMerica Corp.*	4,637	123,159
Providence Service Corp. (The)*	2,066	99,932
Quorum Health Corp.*	1,437	15,649
Select Medical Holdings Corp.*	21,613	248,549
Triple-S Management Corp., Class B*	6,848	170,173
Universal American Corp.	21,648	165,824
WellCare Health Plans, Inc.*	1,377	147,064

		4,748,656

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	7,384	104,262
Arrhythmia Research Technology, Inc.*	200	824
HMS Holdings Corp.*	5,588	111,089
Omnicell, Inc.*	3,700	143,116

		359,291

Hotels, Restaurants & Leisure 1.5%
Ark Restaurants Corp.	318	7,378
Belmond Ltd., Class A*	20,894	240,072
Biglari Holdings, Inc.*	67	27,812
Bravo Brio Restaurant Group, Inc.*	1,084	8,910
Del Frisco’s Restaurant Group, Inc.*	2,767	41,284
Del Taco Restaurants, Inc.*	1,675	17,604
Dover Motorsports, Inc.	1,000	2,100
Eldorado Resorts, Inc.*	1,630	23,554
Gaming Partners International Corp.*	341	3,257
International Game Technology PLC	20,615	430,853
International Speedway Corp., Class A	6,457	218,053
Intrawest Resorts Holdings, Inc.*	2,846	41,381
J Alexander’s Holdings, Inc.*	1,126	10,776
La Quinta Holdings, Inc.*	3,252	40,227
Luby’s, Inc.*	3,390	15,730
Marcus Corp. (The)	2,900	64,235
Marriott Vacations Worldwide Corp.	5,756	439,183
Monarch Casino & Resort, Inc.*	1,329	31,006
RCI Hospitality Holdings, Inc.	1,853	19,734
Red Lion Hotels Corp.*	1,000	7,940
Red Robin Gourmet Burgers, Inc.*	892	43,137
Ruby Tuesday, Inc.*	16,029	64,757
Speedway Motorsports, Inc.	7,147	126,287
Wendy’s Co. (The)	55,201	533,242

		2,458,512

Household Durables 3.0%
Bassett Furniture Industries, Inc.	1,614	41,690
CalAtlantic Group, Inc.	11,710	424,019
Cavco Industries, Inc.*	1,243	123,529
Century Communities, Inc.*	1,246	22,054
CSS Industries, Inc.	1,000	26,310
Emerson Radio Corp.*	3,000	1,965
Ethan Allen Interiors, Inc.	3,428	119,054
Flexsteel Industries, Inc.	1,648	67,733
Green Brick Partners, Inc.*	7,385	52,138
Harman International Industries, Inc.	4,020	332,213
Helen of Troy Ltd.*	3,466	345,248
Hooker Furniture Corp.	2,384	55,142
iRobot Corp.*	3,317	125,781
KB Home(a)	1,674	26,282
La-Z-Boy, Inc.	8,142	246,051
Lifetime Brands, Inc.	3,756	50,293
M.D.C. Holdings, Inc.	7,182	189,030
M/I Homes, Inc.*	5,757	129,820
Meritage Homes Corp.*	8,100	294,759
NACCO Industries, Inc., Class A	939	52,838
Orleans Homebuilders, Inc.*(b)	1,500	0
PulteGroup, Inc.	52,486	1,111,654
Skullcandy, Inc.*	7,551	46,212
Skyline Corp.*	1,050	9,681
Stanley Furniture Co., Inc.*	2,120	5,194
Toll Brothers, Inc.*	14,163	396,706
TopBuild Corp.*	1,744	65,853
TRI Pointe Group, Inc.*	25,241	339,491
UCP, Inc., Class A*	2,000	16,800
WCI Communities, Inc.*	2,219	37,346
William Lyon Homes, Class A*(a)	2,125	36,869
ZAGG, Inc.*	2,901	18,363

		4,810,118

Household Products 0.2%
Central Garden & Pet Co.*(a)	2,100	50,946
Central Garden & Pet Co., Class A*	6,539	149,024
Oil-Dri Corp. of America	461	17,264
Orchids Paper Products Co.	943	28,960

		246,194

Independent Power and Renewable Electricity Producers 0.8%
Calpine Corp.*	45,252	621,762
Dynegy, Inc.*	16,863	255,137
Ormat Technologies, Inc.	8,315	379,497

		1,256,396

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,672	55,471

Information Technology Services 1.1%
Acxiom Corp.*	8,343	191,472
CACI International, Inc., Class A*	3,439	327,840
Ciber, Inc.*	18,848	26,387
Convergys Corp.	18,179	484,470
CSG Systems International, Inc.	1,227	49,399
Datalink Corp.*	3,720	31,918
Edgewater Technology, Inc.*	400	3,472
Everi Holdings, Inc.*	6,400	12,160
Hackett Group, Inc. (The)	1,846	24,718
Higher One Holdings, Inc.*	3,300	16,929
ManTech International Corp., Class A	3,611	142,671
ModusLink Global Solutions, Inc.*	4,527	5,794
NCI, Inc., Class A	1,153	14,632
Perficient, Inc.*	4,670	103,767
PRGX Global, Inc.*	1,900	9,025
StarTek, Inc.*	2,764	11,664

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Sykes Enterprises, Inc.*	9,515	$292,015

		1,748,333

Insurance 8.1%
Allied World Assurance Co. Holdings AG	12,828	525,820
Ambac Financial Group, Inc.*	6,194	112,607
American Equity Investment Life Holding Co.	14,026	223,434
American Financial Group, Inc.	7,387	539,990
American National Insurance Co.	2,668	305,086
AMERISAFE, Inc.	2,347	137,370
Argo Group International Holdings Ltd.	4,175	216,641
Aspen Insurance Holdings Ltd.	12,632	580,567
Assurant, Inc.	10,159	843,299
Assured Guaranty Ltd.	21,908	586,915
Atlas Financial Holdings, Inc.*	1,147	19,740
Axis Capital Holdings Ltd.	13,729	763,058
Baldwin & Lyons, Inc., Class B	664	17,589
Citizens, Inc.*(a)	2,376	19,840
CNO Financial Group, Inc.	27,867	484,050
Donegal Group, Inc., Class A	4,202	67,946
EMC Insurance Group, Inc.	2,760	76,535
Employers Holdings, Inc.	4,483	127,855
Endurance Specialty Holdings Ltd.	9,057	612,525
Enstar Group Ltd.*	604	100,620
FBL Financial Group, Inc., Class A	2,316	144,449
Federated National Holding Co.	1,720	36,034
First Acceptance Corp.*	3,404	5,174
First American Financial Corp.	223	9,324
Global Indemnity PLC*	2,101	63,093
Greenlight Capital Re Ltd., Class A*	3,896	80,374
Hallmark Financial Services, Inc.*	3,425	36,339
Hanover Insurance Group, Inc. (The)	5,871	483,418
HCI Group, Inc.	810	24,430
Heritage Insurance Holdings, Inc.	2,445	30,293
Horace Mann Educators Corp.	5,225	178,590
Independence Holding Co.	2,090	36,387
Investors Title Co.	330	33,165
James River Group Holdings Ltd.	527	17,739
Kemper Corp.	13,554	464,496
Maiden Holdings Ltd.	15,409	215,264
MBIA, Inc.*	21,915	184,963
National General Holdings Corp.	2,385	49,202
National Western Life Group, Inc., Class A	223	42,178
Navigators Group, Inc. (The)	2,405	225,276
Old Republic International Corp.	33,427	647,815
OneBeacon Insurance Group Ltd., Class A	1,800	25,218
Primerica, Inc.	2,696	138,871
ProAssurance Corp.	1,716	88,649
Reinsurance Group of America, Inc.	8,863	879,653
RenaissanceRe Holdings Ltd.	7,493	880,577
Safety Insurance Group, Inc.	2,144	136,573
Selective Insurance Group, Inc.	7,573	296,559
State Auto Financial Corp.	3,671	82,891
State National Cos., Inc.	1,016	11,095
Stewart Information Services Corp.	6,309	270,088
United Fire Group, Inc.	5,098	214,116
United Insurance Holdings Corp.	2,537	40,237
Validus Holdings Ltd.	11,817	584,114
White Mountains Insurance Group Ltd.	101	82,953

		13,101,084

Internet & Catalog Retail 0.6%
1-800-FLOWERS.COM, Inc., Class A*	6,313	57,638
FTD Cos., Inc.*	6,119	154,872
Lands’ End, Inc.*(a)	995	14,139
Liberty TripAdvisor Holdings, Inc., Series A*	7,603	179,963
Liberty Ventures, Series A*	12,306	464,059
Overstock.com, Inc.*	453	7,384
Shutterfly, Inc.*	1,349	71,753

		949,808

Internet Software & Services 0.5%
Bankrate, Inc.*	8,602	68,558
Blucora, Inc.*	9,727	99,313
BroadVision, Inc.*	530	3,190
CommerceHub, Inc., Series A*	4,693	65,853
Demand Media, Inc.*	2,200	12,738
DHI Group, Inc.*	8,573	62,497
EarthLink Holdings Corp.	10,579	71,726
Everyday Health, Inc.*	146	1,191
IntraLinks Holdings, Inc.*	13,803	96,069
Limelight Networks, Inc.*	13,145	22,215
Marchex, Inc., Class B*	5,787	18,345
Monster Worldwide, Inc.*	28,853	72,998
QuinStreet, Inc.*	1,905	6,915
Qumu Corp.*	1,201	4,456
RealNetworks, Inc.*	8,708	37,706
Reis, Inc.	561	14,182
RetailMeNot, Inc.*	1,720	14,362
TechTarget, Inc.*	2,129	19,416
XO Group, Inc.*	2,505	45,666

		737,396

Leisure Products 0.4%
Arctic Cat, Inc.(a)	1,298	20,262
Black Diamond, Inc.*	3,100	13,051
Callaway Golf Co.	23,624	252,777
Escalade, Inc.	1,700	18,241
JAKKS Pacific, Inc.*(a)	744	6,860
Johnson Outdoors, Inc., Class A	1,510	45,979
Vista Outdoor, Inc.*	5,725	286,536

		643,706

Life Sciences Tools & Services 0.2%
Harvard Bioscience, Inc.*	8,872	25,285
Luminex Corp.*	5,758	123,394
VWR Corp.*	6,479	202,922

		351,601

Machinery 3.8%
Actuant Corp., Class A	5,720	135,850
AGCO Corp.	11,599	558,608
Alamo Group, Inc.	3,290	220,858
Albany International Corp., Class A	4,353	184,262
Altra Industrial Motion Corp.	3,515	99,826
American Railcar Industries, Inc.(a)	3,556	149,388
Astec Industries, Inc.	4,508	271,742
Barnes Group, Inc.	9,800	371,714
Briggs & Stratton Corp.	11,092	252,121
Chart Industries, Inc.*	2,599	78,022
CIRCOR International, Inc.	1,486	84,613
Columbus McKinnon Corp.	2,396	39,750
Commercial Vehicle Group, Inc.*	3,537	14,643

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Douglas Dynamics, Inc.	3,542	$94,926
Dynamic Materials Corp.	3,442	35,246
Eastern Co. (The)	399	7,034
EnPro Industries, Inc.	2,333	106,735
ESCO Technologies, Inc.	4,475	189,516
Federal Signal Corp.	8,450	111,118
Franklin Electric Co., Inc.	5,666	219,388
FreightCar America, Inc.	1,066	15,883
Gencor Industries, Inc.*	499	8,782
Graham Corp.	678	12,218
Greenbrier Cos., Inc. (The)(a)	5,289	173,638
Hardinge, Inc.	3,600	36,360
Hurco Cos., Inc.	1,343	35,764
Hyster-Yale Materials Handling, Inc.	1,391	88,732
ITT, Inc.	4,819	152,810
Kadant, Inc.	600	32,964
Key Technology, Inc.*	300	2,910
LB Foster Co., Class A	1,727	18,099
LS Starrett Co. (The), Class A	690	8,287
Lydall, Inc.*	2,211	98,787
Manitowoc Co., Inc. (The)	13,665	76,114
Manitowoc Foodservice, Inc.*	13,665	250,616
MFRI, Inc.*	700	5,341
Miller Industries, Inc.	3,923	84,188
Mueller Industries, Inc.	7,738	263,402
NN, Inc.	4,118	69,471
Oshkosh Corp.	9,489	522,749
SPX FLOW, Inc.*	200	5,456
Supreme Industries, Inc., Class A	1,565	26,292
Terex Corp.	3,088	74,544
Titan International, Inc.	7,730	51,095
TriMas Corp.*	4,514	80,665
Trinity Industries, Inc.	21,800	505,978
Twin Disc, Inc.	800	7,544
Wabash National Corp.*	8,502	123,109
Watts Water Technologies, Inc., Class A	1,149	71,066
Westport Fuel Systems, Inc.*	7,095	9,791
Woodward, Inc.	62	3,629

		6,141,644

Marine 0.4%
Golden Ocean Group Ltd.*	2,929	1,962
Kirby Corp.*	7,810	425,567
Matson, Inc.	6,764	252,771

		680,300

Media 2.1%
A H Belo Corp., Class A	5,287	27,334
AMC Entertainment Holdings, Inc., Class A	2,779	81,758
Ballantyne Strong, Inc.*	3,325	17,356
Carmike Cinemas, Inc.*	1,847	56,925
Central European Media Enterprises Ltd., Class A*	5,462	12,617
Cumulus Media, Inc., Class A*	948	362
E.W. Scripps Co. (The), Class A*	8,475	143,736
Entercom Communications Corp., Class A	8,252	120,562
Eros International PLC*(a)	1,900	33,079
Gannett Co., Inc.	11,133	142,057
Gray Television, Inc.*	18,869	186,803
Harte-Hanks, Inc.	15,557	25,825
John Wiley & Sons, Inc., Class A	5,971	344,527
Madison Square Garden Co. (The), Class A*	2,447	447,287
Media General, Inc.*	6,766	119,014
Meredith Corp.	5,346	291,250
New Media Investment Group, Inc.	6,209	109,651
New York Times Co. (The), Class A	19,180	248,956
Orchard Enterprises, Inc.*(b)	200	0
Radio One, Inc., Class D*	7,300	23,360
Reading International, Inc., Class A*	1,733	23,829
Saga Communications, Inc., Class A	533	21,864
Salem Media Group, Inc.	4,000	30,280
Scholastic Corp.	3,562	146,398
Sizmek, Inc.*	5,632	15,375
TEGNA, Inc.	26,249	574,853
Time, Inc.	13,809	225,501

		3,470,559

Metals & Mining 3.1%
A. M. Castle & Co.*(a)	5,579	7,755
Allegheny Technologies, Inc.(a)	10,925	194,574
Ampco-Pittsburgh Corp.	2,015	26,618
Carpenter Technology Corp.	4,307	169,050
Century Aluminum Co.*(a)	12,804	97,182
Coeur Mining, Inc.*	21,453	328,660
Commercial Metals Co.	21,652	358,124
Ferroglobe PLC	2,142	19,964
Friedman Industries, Inc.	1,708	9,838
Haynes International, Inc.	1,240	47,095
Hecla Mining Co.(a)	37,419	242,849
Kaiser Aluminum Corp.	193	15,990
Materion Corp.	6,595	174,174
Olympic Steel, Inc.	2,883	82,627
Reliance Steel & Aluminum Co.	10,251	804,089
Royal Gold, Inc.	6,476	547,481
Schnitzer Steel Industries, Inc., Class A	7,214	140,601
Steel Dynamics, Inc.	34,600	927,972
Stillwater Mining Co.*	8,998	137,669
SunCoke Energy, Inc.	14,908	113,748
Synalloy Corp.	400	3,052
TimkenSteel Corp.	2,796	28,016
United States Steel Corp.	11,566	317,949
Universal Stainless & Alloy Products, Inc.*	2,462	28,781
Worthington Industries, Inc.	6,047	267,943

		5,091,801

Multiline Retail 0.5%
Dillard’s, Inc., Class A	6,260	423,677
Fred’s, Inc., Class A	10,280	163,349
Gordmans Stores, Inc.*(a)	2,434	2,921
J.C. Penney Co., Inc.*(a)	26,772	258,617
Tuesday Morning Corp.*	4,830	38,109

		886,673

Oil, Gas & Consumable Fuels 3.1%
Adams Resources & Energy, Inc.	928	28,091
Alon USA Energy, Inc.	11,971	84,635
Bill Barrett Corp.*	6,715	40,089
Bonanza Creek Energy, Inc.*(a)	1,221	981
Callon Petroleum Co.*	17,330	197,389
Clayton Williams Energy, Inc.*(a)	2,805	105,777
Clean Energy Fuels Corp.*	2,706	8,091
Cloud Peak Energy, Inc.*	10,788	36,787
CONSOL Energy, Inc.(a)	23,274	451,050
Contango Oil & Gas Co.*	2,718	25,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.(a)	5,163	$76,412
Delek US Holdings, Inc.	13,041	163,273
Denbury Resources, Inc.*(a)	21,886	63,469
DHT Holdings, Inc.	10,879	50,696
Dorian LPG Ltd.*(a)	3,278	20,225
Eclipse Resources Corp.*(a)	6,290	19,814
EP Energy Corp., Class A*(a)	5,079	21,179
GasLog Ltd.(a)	1,613	21,566
Gastar Exploration, Inc.*	7,400	6,778
Green Plains, Inc.	9,109	206,592
Jones Energy, Inc., Class A*	1,251	4,629
Kosmos Energy Ltd.*	6,650	36,908
Matador Resources Co.*	1,579	33,301
Nordic American Tankers Ltd.(a)	457	5,621
Northern Oil and Gas, Inc.*(a)	4,193	16,604
Oasis Petroleum, Inc.*	8,621	65,520
Overseas Shipholding Group, Inc., Class A	623	7,968
Panhandle Oil and Gas, Inc., Class A	1,851	30,282
Par Pacific Holdings, Inc.*(a)	1,609	24,135
PBF Energy, Inc., Class A	11,549	258,005
PDC Energy, Inc.*	2,240	122,685
QEP Resources, Inc.	15,206	276,749
Renewable Energy Group, Inc.*	11,439	111,530
REX American Resources Corp.*	783	51,521
Rice Energy, Inc.*	3,564	83,112
Ring Energy, Inc.*	279	2,215
RSP Permian, Inc.*	11,223	403,467
Scorpio Tankers, Inc.	26,623	126,725
SemGroup Corp., Class A	6,059	175,469
Ship Finance International Ltd.(a)	9,817	148,237
SM Energy Co.(a)	5,622	152,525
Southwestern Energy Co.*	22,397	326,548
Synergy Resources Corp.*	10,975	71,447
Targa Resources Corp.	7,970	296,962
Teekay Tankers Ltd., Class A	5,819	17,166
VAALCO Energy, Inc.*	16,300	13,871
Western Refining, Inc.	12,963	270,279
Whiting Petroleum Corp.*	4,336	31,956
WPX Energy, Inc.*	29,748	297,183

		5,090,601

Paper & Forest Products 1.0%
Boise Cascade Co.*	4,262	115,799
Clearwater Paper Corp.*	2,700	169,857
Domtar Corp.	16,668	656,219
KapStone Paper and Packaging Corp.	12,954	184,983
Mercer International, Inc.	9,600	75,744
P.H. Glatfelter Co.	5,872	121,316
Resolute Forest Products, Inc.*	12,249	67,614
Schweitzer-Mauduit International, Inc.	3,946	149,198

		1,540,730

Personal Products 0.1%
Inter Parfums, Inc.	2,048	66,642
Mannatech, Inc.*	180	3,287
Nutraceutical International Corp.*	2,121	54,382

		124,311

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	1,670	27,021
Cumberland Pharmaceuticals, Inc.*	3,851	18,177
Prestige Brands Holdings, Inc.*	8,368	447,688
SciClone Pharmaceuticals, Inc.*	8,431	89,031

		581,917

Professional Services 1.6%
CBIZ, Inc.*	10,512	113,635
CDI Corp.	3,055	19,308
CRA International, Inc.*	1,679	46,374
Franklin Covey Co.*	3,598	59,079
FTI Consulting, Inc.*	9,462	405,352
Heidrick & Struggles International, Inc.	3,433	66,806
Hill International, Inc.*	5,280	22,018
Hudson Global, Inc.	3,050	6,191
Huron Consulting Group, Inc.*	3,076	189,082
ICF International, Inc.*	4,900	202,762
Kelly Services, Inc., Class A	11,298	231,270
Korn/Ferry International	9,135	210,196
ManpowerGroup, Inc.	4,115	285,581
Mistras Group, Inc.*	3,848	96,431
Navigant Consulting, Inc.*	10,803	212,927
On Assignment, Inc.*	5,840	215,788
RCM Technologies, Inc.	400	2,304
Resources Connection, Inc.	10,511	156,614
RPX Corp.*	3,385	34,087
TrueBlue, Inc.*	4,454	99,458

		2,675,263

Real Estate Management & Development 0.7%
Alexander & Baldwin, Inc.	7,464	294,081
AV Homes, Inc.*	2,803	40,139
Consolidated-Tomoka Land Co.	533	26,080
Forestar Group, Inc.*	6,786	83,332
FRP Holdings, Inc.*	468	17,026
Griffin Industrial Realty, Inc.	535	17,221
RE/MAX Holdings, Inc., Class A	2,162	93,658
Realogy Holdings Corp.*	14,817	459,179
St. Joe Co. (The)*	2,783	51,291

		1,082,007

Road & Rail 1.6%
AMERCO	259	102,437
ArcBest Corp.	7,253	135,704
Avis Budget Group, Inc.*	9,592	352,314
Celadon Group, Inc.	3,854	31,834
Covenant Transportation Group, Inc., Class A*	1,851	41,703
Genesee & Wyoming, Inc., Class A*	6,702	433,955
Knight Transportation, Inc.	11,154	332,724
Marten Transport Ltd.	10,682	231,265
PAM Transportation Services, Inc.*	559	11,197
Patriot Transportation Holding, Inc.*	156	3,282
Roadrunner Transportation Systems, Inc.*	3,825	28,955
Ryder System, Inc.	7,663	504,992
Saia, Inc.*	3,270	94,470
Universal Logistics Holdings, Inc.	1,445	21,603
USA Truck, Inc.*	1,450	27,956
Werner Enterprises, Inc.	9,675	243,036

		2,597,427

Semiconductors & Semiconductor Equipment 3.9%
Alpha & Omega Semiconductor Ltd.*	1,600	22,864
Amkor Technology, Inc.*	27,751	174,554
Axcelis Technologies, Inc.*	6,297	67,378
AXT, Inc.*	4,715	17,681
Brooks Automation, Inc.	23,201	290,709

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp.	3,260	$171,541
Cirrus Logic, Inc.*	4,732	229,928
Cohu, Inc.	5,275	55,704
Cree, Inc.*	9,661	276,305
Cypress Semiconductor Corp.	8,642	100,593
Diodes, Inc.*	5,923	109,635
Entegris, Inc.*	19,401	331,563
Exar Corp.*	204	1,709
Fairchild Semiconductor International, Inc.*	30,633	604,695
First Solar, Inc.*	14,383	671,398
FormFactor, Inc.*	5,152	48,171
GigPeak, Inc.*	427	807
GSI Technology, Inc.*	2,857	13,914
Intersil Corp., Class A	11,153	170,418
IXYS Corp.	8,521	93,220
Kulicke & Soffa Industries, Inc.*	16,503	207,278
Lattice Semiconductor Corp.*	11,476	68,971
MaxLinear, Inc., Class A*	1,601	34,918
MKS Instruments, Inc.	14,152	646,463
NeoPhotonics Corp.*	6,970	87,473
ON Semiconductor Corp.*	48,361	485,061
PDF Solutions, Inc.*	2,436	40,194
Photronics, Inc.*	13,655	131,907
Qorvo, Inc.*	8,864	560,471
Rambus, Inc.*	13,642	184,440
Rudolph Technologies, Inc.*	8,814	155,303
Sigma Designs, Inc.*	8,961	60,039
Silicon Laboratories, Inc.*	747	39,800
Ultra Clean Holdings, Inc.*	5,880	37,573
Ultratech, Inc.*	7,083	173,108
Veeco Instruments, Inc.*	1,666	27,939
Xcerra Corp.*	2,022	12,334

		6,406,059

Software 0.7%
Aware, Inc.*	1,965	9,412
BSQUARE Corp.*	700	3,668
EnerNOC, Inc.*	4,864	36,383
Epiq Systems, Inc.	6,249	102,109
Progress Software Corp.*	3,712	107,871
Rovi Corp.*	19,914	374,582
Seachange International, Inc.*	7,775	24,880
Synchronoss Technologies, Inc.*	5,091	190,098
Tangoe, Inc.*	1,300	10,517
Telenav, Inc.*	2,119	10,552
Zedge, Inc., Class B*	92	383
Zynga, Inc., Class A*	83,015	238,253

		1,108,708

Specialty Retail 3.7%
Aaron’s, Inc.	12,312	294,872
Abercrombie & Fitch Co., Class A	5,740	118,875
American Eagle Outfitters, Inc.	11,639	208,571
Ascena Retail Group, Inc.*	14,245	115,812
AutoNation, Inc.*	8,882	473,855
Barnes & Noble Education, Inc.*	10,488	121,241
Barnes & Noble, Inc.	16,595	217,063
bebe stores, inc.*(a)	22,178	17,518
Big 5 Sporting Goods Corp.	1,914	20,212
Build-A-Bear Workshop, Inc.*	3,938	53,675
Caleres, Inc.	7,063	185,898
Cato Corp. (The), Class A	3,587	128,307
Chico’s FAS, Inc.	17,355	208,434
Children’s Place, Inc. (The)	2,719	227,254
Christopher & Banks Corp.*	6,160	12,505
Citi Trends, Inc.	4,439	74,043
Conn’s, Inc.*(a)	300	2,133
CST Brands, Inc.	2,466	110,280
Destination XL Group, Inc.*	1,161	5,991
DSW, Inc., Class A	10,128	245,705
Express, Inc.*	10,273	153,684
Finish Line, Inc. (The), Class A	5,036	109,432
GameStop Corp., Class A(a)	14,693	454,748
Genesco, Inc.*	3,135	217,632
Group 1 Automotive, Inc.	3,291	205,095
Guess?, Inc.	8,128	119,644
Haverty Furniture Cos., Inc.	4,796	88,390
hhgregg, Inc.*(a)	6,217	12,931
Kirkland’s, Inc.*	1,787	27,234
Lithia Motors, Inc., Class A	2,023	174,565
MarineMax, Inc.*	7,037	142,147
New York & Co., Inc.*	7,295	13,569
Office Depot, Inc.*	16,871	58,374
Penske Automotive Group, Inc.	11,425	452,658
Perfumania Holdings, Inc.*	220	495
Pier 1 Imports, Inc.	10,707	54,820
Rent-A-Center, Inc.	12,897	139,288
Shoe Carnival, Inc.	5,581	146,836
Sonic Automotive, Inc., Class A	4,342	78,938
Stage Stores, Inc.(a)	3,860	22,890
Staples, Inc.	15,667	145,546
Tailored Brands, Inc.	6,231	91,284
Tandy Leather Factory, Inc.*	1,309	9,346
Tilly’s, Inc., Class A*	900	5,121
Trans World Entertainment Corp.*	2,150	7,632
Vitamin Shoppe, Inc.*	3,913	114,494
West Marine, Inc.*	3,667	32,123
Zumiez, Inc.*(a)	3,018	51,246

		5,972,406

Technology Hardware, Storage & Peripherals 0.6%
AstroNova, Inc.	765	12,156
Cray, Inc.*	1,844	58,196
Electronics For Imaging, Inc.*	6,216	275,307
Hutchinson Technology, Inc.*	4,426	8,719
Imation Corp.*	6,274	6,588
Intevac, Inc.*	2,819	16,153
Lexmark International, Inc., Class A	8,866	325,116
Super Micro Computer, Inc.*	10,176	219,293
TransAct Technologies, Inc.	1,096	8,395

		929,923

Textiles, Apparel & Luxury Goods 0.9%
Charles & Colvard Ltd.*	3,368	3,402
Culp, Inc.	1,828	52,153
Deckers Outdoor Corp.*	4,662	307,739
Delta Apparel, Inc.*	158	3,775
Fossil Group, Inc.*	1,115	35,234
G-III Apparel Group Ltd.*	2,883	115,406
Iconix Brand Group, Inc.*(a)	6,497	46,778
Lakeland Industries, Inc.*	200	2,028
Movado Group, Inc.	3,816	86,203
Perry Ellis International, Inc.*	4,123	88,315
Rocky Brands, Inc.	1,932	21,194
Sequential Brands Group, Inc.*(a)	2,614	21,252
Superior Uniform Group, Inc.	1,724	27,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
Tumi Holdings, Inc.*	3,436	$91,913
Unifi, Inc.*	2,451	66,250
Vera Bradley, Inc.*	4,888	71,169
Wolverine World Wide, Inc.	13,902	340,460

		1,380,976

Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	22,703	333,053
Atlantic Coast Financial Corp.*	235	1,410
Bank Mutual Corp.	8,483	64,810
BankFinancial Corp.	4,079	49,764
Beneficial Bancorp, Inc.	4,760	64,546
Capitol Federal Financial, Inc.	22,999	325,896
Charter Financial Corp.	1,304	17,004
Clifton Bancorp, Inc.	2,855	42,768
Dime Community Bancshares, Inc.	4,847	83,853
ESSA Bancorp, Inc.	1,116	15,803
EverBank Financial Corp.	12,158	218,358
Federal Agricultural Mortgage Corp., Class C	2,150	82,625
First Defiance Financial Corp.	1,726	71,957
First Place Financial Corp.*(b)	367	0
Flagstar Bancorp, Inc.*	9,056	239,169
Home Bancorp, Inc.	983	28,448
HomeStreet, Inc.*	3,331	74,281
HopFed Bancorp, Inc.	12	137
Kearny Financial Corp./MD	2,953	38,448
Malvern Bancorp, Inc.*	490	7,673
Meridian Bancorp, Inc.	7,097	104,326
Meta Financial Group, Inc.	1,002	54,799
Northeast Community Bancorp, Inc.	300	1,896
Northfield Bancorp, Inc.	15,046	224,637
Northwest Bancshares, Inc.	14,801	220,683
Ocean Shore Holding Co.	300	6,594
OceanFirst Financial Corp.	2,678	50,507
Oritani Financial Corp.	6,088	98,747
PHH Corp.*	11,592	169,359
Provident Financial Holdings, Inc.	1,200	23,388
Provident Financial Services, Inc.	9,321	187,818
Radian Group, Inc.	17,247	222,486
Riverview Bancorp, Inc.	5,811	27,254
SI Financial Group, Inc.	1,087	14,533
Southern Missouri Bancorp, Inc.	598	14,597
Territorial Bancorp, Inc.	1,130	30,397
Timberland Bancorp, Inc.	100	1,497
TrustCo Bank Corp.	12,974	86,018
United Community Financial Corp.	10,202	67,741
United Financial Bancorp, Inc.	7,020	92,313
Walker & Dunlop, Inc.*	4,035	95,508
Washington Federal, Inc.	20,793	519,825
Waterstone Financial, Inc.	3,065	48,059
Westfield Financial, Inc.	4,598	36,186
WSFS Financial Corp.	3,804	133,863

		4,293,034

Tobacco 0.1%
Alliance One International, Inc.*	2,540	43,942
Universal Corp.	3,217	190,800

		234,742

Trading Companies & Distributors 1.6%
Air Lease Corp.	14,672	422,700
Aircastle Ltd.	7,110	157,984
Applied Industrial Technologies, Inc.	4,795	225,125
Beacon Roofing Supply, Inc.*	1,567	73,680
CAI International, Inc.*	3,088	26,495
GATX Corp.(a)	5,996	268,201
H&E Equipment Services, Inc.	4,552	84,758
Houston Wire & Cable Co.	5,159	29,922
Kaman Corp.	3,614	155,980
Lawson Products, Inc.*	1,501	24,617
MRC Global, Inc.*	12,713	168,193
NOW, Inc.*	6,245	114,346
Rush Enterprises, Inc., Class A*	7,111	163,411
Titan Machinery, Inc.*(a)	5,779	64,783
Triton International Ltd.	9,079	152,437
United Rentals, Inc.*	1,083	86,283
Veritiv Corp.*	1,862	78,614
WESCO International, Inc.*	4,299	239,626
Willis Lease Finance Corp.*	606	16,362

		2,553,517

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	1,749	22,475

Water Utilities 0.0%†
Consolidated Water Co., Ltd.(a)	4,041	54,271

Wireless Telecommunication Services 0.7%
Boingo Wireless, Inc.*	3,704	33,928
Shenandoah Telecommunications Co.	8,780	360,682
Spok Holdings, Inc.	5,414	100,051
Telephone & Data Systems, Inc.	14,522	457,298
United States Cellular Corp.*	3,375	136,519

		1,088,478

Total Common Stocks (cost $145,771,399)		161,602,596

Right 0.0%†

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	11,649	34,947

Total Right (cost $–)		34,947

Warrant 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14*(b)(c)	60	0

Total Warrant (cost $–)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(d)(e)	121,398	$121,398

Total Mutual Fund (cost $121,398)		121,398

Repurchase Agreement 3.5%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $5,685,995, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $5,799,573.(e)	$5,685,853	5,685,853

Total Repurchase Agreement (cost $5,685,853)		5,685,853

Total Investments (cost $151,578,650) (f) — 103.2%		167,444,794
Liabilities in excess of other assets — (3.2%)		(5,163,522)

NET ASSETS — 100.0%		$162,281,272

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $6,707,226.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of July 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $5,807,251.
(f)	At July 31, 2016, the tax basis cost of the Fund’s investments was $151,578,711, tax unrealized appreciation and depreciation were $32,678,746 and $(16,812,663), respectively.
†	Amount rounds to less than 0.1%.et Types

AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,816,563	$—	$—	$2,816,563
Air Freight & Logistics	849,409	—	—	849,409
Airlines	898,241	—	—	898,241
Auto Components	1,492,583	—	—	1,492,583
Automobiles	79,073	—	—	79,073
Banks	19,976,674	—	—	19,976,674
Beverages	238,833	—	—	238,833
Biotechnology	358,663	—	—	358,663
Building Products	1,879,369	—	—	1,879,369
Capital Markets	1,034,210	—	—	1,034,210
Chemicals	4,111,327	—	—	4,111,327
Commercial Services & Supplies	4,401,376	—	—	4,401,376
Communications Equipment	1,715,954	—	—	1,715,954
Construction & Engineering	4,678,403	—	—	4,678,403
Construction Materials	47,250	—	—	47,250
Consumer Finance	1,433,516	—	—	1,433,516
Containers & Packaging	696,894	—	—	696,894
Distributors	386,163	—	—	386,163
Diversified Consumer Services	1,369,463	—	—	1,369,463
Diversified Financial Services	584,540	—	—	584,540
Diversified Telecommunication Services	1,540,376	—	—	1,540,376
Electrical Equipment	1,277,771	—	—	1,277,771
Electronic Equipment, Instruments & Components	9,685,654	—	—	9,685,654
Energy Equipment & Services	6,651,342	—	—	6,651,342

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (Continued)
Food & Staples Retailing	$973,011	$—	$—	$973,011
Food Products	4,962,304	—	—	4,962,304
Gas Utilities	176,107	—	—	176,107
Health Care Equipment & Supplies	1,813,139	—	—	1,813,139
Health Care Providers & Services	4,748,656	—	—	4,748,656
Health Care Technology	359,291	—	—	359,291
Hotels, Restaurants & Leisure	2,458,512	—	—	2,458,512
Household Durables	4,810,118	—	—	4,810,118
Household Products	246,194	—	—	246,194
Independent Power and Renewable Electricity Producers	1,256,396	—	—	1,256,396
Industrial Conglomerates	55,471	—	—	55,471
Information Technology Services	1,748,333	—	—	1,748,333
Insurance	13,101,084	—	—	13,101,084
Internet & Catalog Retail	949,808	—	—	949,808
Internet Software & Services	737,396	—	—	737,396
Leisure Products	643,706	—	—	643,706
Life Sciences Tools & Services	351,601	—	—	351,601
Machinery	6,141,644	—	—	6,141,644
Marine	680,300	—	—	680,300
Media	3,470,559	—	—	3,470,559
Metals & Mining	5,091,801	—	—	5,091,801
Multiline Retail	886,673	—	—	886,673
Oil, Gas & Consumable Fuels	5,090,601	—	—	5,090,601
Paper & Forest Products	1,540,730	—	—	1,540,730
Personal Products	124,311	—	—	124,311
Pharmaceuticals	581,917	—	—	581,917
Professional Services	2,675,263	—	—	2,675,263
Real Estate Management & Development	1,082,007	—	—	1,082,007
Road & Rail	2,597,427	—	—	2,597,427
Semiconductors & Semiconductor Equipment	6,406,059	—	—	6,406,059
Software	1,108,708	—	—	1,108,708
Specialty Retail	5,972,406	—	—	5,972,406
Technology Hardware, Storage & Peripherals	929,923	—	—	929,923
Textiles, Apparel & Luxury Goods	1,380,976	—	—	1,380,976
Thrifts & Mortgage Finance	4,293,034	—	—	4,293,034
Tobacco	234,742	—	—	234,742
Trading Companies & Distributors	2,553,517	—	—	2,553,517
Transportation Infrastructure	22,475	—	—	22,475
Water Utilities	54,271	—	—	54,271
Wireless Telecommunication Services	1,088,478	—	—	1,088,478

Total Common Stocks	$161,602,596	$—	$—	$161,602,596

Mutual Fund	121,398	—	—	121,398
Repurchase Agreement	—	5,685,853	—	5,685,853
Right	—	—	34,947	34,947
Warrant	—	—	—	—

Total	$161,723,994	$5,685,853	$34,947	$167,444,794

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/15	$—	$29,355	$29,355
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	423	—	423
Change in Unrealized Appreciation/(Depreciation)	—	5,592	5,592
Purchases*	—	—	—
Sales	(423)	—	(423)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 07/31/16	$—	$34,947	$34,947

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 07/31/16	$—	$5,592	$5,592

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 5.2%
Boeing Co. (The)	92,080	$12,307,413
Lockheed Martin Corp.	106,337	26,874,550

		39,181,963

Airlines 1.0%
Copa Holdings SA, Class A(a)	110,412	7,397,604

Banks 11.7%
BB&T Corp.	138,352	5,101,038
Fifth Third Bancorp	674,492	12,801,858
JPMorgan Chase & Co.	309,572	19,803,321
Park National Corp.	42,523	3,806,659
SunTrust Banks, Inc.	194,703	8,233,990
U.S. Bancorp	182,526	7,697,121
Wells Fargo & Co.	630,445	30,242,447

		87,686,434

Beverages 1.6%
Dr. Pepper Snapple Group, Inc.	123,816	12,197,114

Chemicals 1.7%
Dow Chemical Co. (The)	102,603	5,506,703
LyondellBasell Industries NV, Class A	97,361	7,327,389

		12,834,092

Communications Equipment 3.1%
Cisco Systems, Inc.	772,074	23,571,419

Containers & Packaging 1.1%
International Paper Co.	186,130	8,526,615

Diversified Telecommunication Services 3.9%
AT&T, Inc.	200,473	8,678,476
CenturyLink, Inc.	186,096	5,850,858
Verizon Communications, Inc.	266,433	14,763,053

		29,292,387

Electric Utilities 6.7%
Edison International	260,578	20,163,526
Entergy Corp.	73,606	5,990,792
FirstEnergy Corp.	301,254	10,519,790
PPL Corp.	367,192	13,846,810

		50,520,918

Electrical Equipment 2.2%
Eaton Corp. PLC	128,654	8,157,950
Emerson Electric Co.	152,394	8,518,825

		16,676,775

Energy Equipment & Services 1.5%
Helmerich & Payne, Inc.(a)	177,488	10,998,931

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	203,957	14,882,742

Health Care Equipment & Supplies 1.2%
Abbott Laboratories	208,840	9,345,590

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	133,131	6,219,881
Darden Restaurants, Inc.	75,279	4,634,175

		10,854,056

Household Products 2.1%
Kimberly-Clark Corp.	61,157	7,922,889
Procter & Gamble Co. (The)	87,320	7,473,719

		15,396,608

Industrial Conglomerates 2.8%
General Electric Co.	678,286	21,121,826

Information Technology Services 0.8%
Leidos Holdings, Inc.(a)	122,575	6,129,976

Insurance 5.5%
Aflac, Inc.	112,970	8,165,472
American Financial Group, Inc.	210,583	15,393,617
Chubb Ltd.	139,065	17,419,282

		40,978,371

Media 1.9%
Regal Entertainment Group, Class A(a)	599,615	14,102,945

Multiline Retail 0.9%
Target Corp.	91,871	6,920,642

Multi-Utilities 1.8%
Ameren Corp.	260,905	13,681,858

Oil, Gas & Consumable Fuels 9.8%
Chevron Corp.	239,513	24,545,292
ConocoPhillips	366,339	14,953,958
Exxon Mobil Corp.	349,632	31,099,766
Williams Cos., Inc. (The)	118,279	2,835,148

		73,434,164

Pharmaceuticals 11.3%
AbbVie, Inc.	93,284	6,178,200
Eli Lilly & Co.	92,708	7,684,566
Johnson & Johnson	264,978	33,183,195
Merck & Co., Inc.	226,041	13,259,565
Pfizer, Inc.	670,416	24,731,646

		85,037,172

Real Estate Investment Trusts (REITs) 8.4%
Annaly Capital Management, Inc.	522,362	5,735,535
Apartment Investment & Management Co., Class A	190,338	8,749,838
Chimera Investment Corp.	414,928	6,962,492
Duke Realty Corp.	299,745	8,629,658
Host Hotels & Resorts, Inc.	277,126	4,916,215
Macerich Co. (The)	159,714	14,252,877
Weingarten Realty Investors	315,241	13,615,259

		62,861,874

Semiconductors & Semiconductor Equipment 3.4%
Intel Corp.	340,584	11,872,758
Texas Instruments, Inc.	194,838	13,589,951

		25,462,709

Software 2.1%
CA, Inc.	187,826	6,508,171
Microsoft Corp.	157,341	8,918,088

		15,426,259

Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	105,923	11,038,236

Textiles, Apparel & Luxury Goods 1.5%
Coach, Inc.	266,157	11,474,028

Trading Companies & Distributors 0.8%
GATX Corp.(a)	127,496	5,702,896

Total Common Stocks (cost $681,290,235)		742,736,204

Exchange Traded Fund 0.8%

	Shares	Market Value
Equity Fund 0.8%
Vanguard Value ETF	64,447	5,631,379

Total Exchange Traded Fund (cost $5,508,562)		5,631,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b)(c)	935,090	$935,090

Total Mutual Fund (cost $935,090)		935,090

Repurchase Agreement 5.8%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $43,797,504, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $44,672,359.(c)	$43,796,409	43,796,409

Total Repurchase Agreement (cost $43,796,409)		43,796,409

Total Investments (cost $731,530,296) (d) — 105.6%		793,099,082
Liabilities in excess of other assets — (5.6%)		(41,722,084)

NET ASSETS — 100.0%		$751,376,998

(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $42,430,830.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $44,731,499.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $732,784,139, tax unrealized appreciation and depreciation were $75,349,671 and $(15,034,728), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$742,736,204	$—	$—	$742,736,204
Exchange Traded Fund	5,631,379	—	—	5,631,379
Mutual Fund	935,090	—	—	935,090
Repurchase Agreement	—	43,796,409	—	43,796,409

Total	$749,302,673	$43,796,409	$—	$793,099,082

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 6.3%
Lockheed Martin Corp.	53,600	$13,546,328
Raytheon Co.	53,600	7,478,808

		21,025,136

Biotechnology 8.6%
Amgen, Inc.	53,600	9,220,808
Biogen, Inc.*	53,600	15,540,248
Gilead Sciences, Inc.	53,600	4,259,592

		29,020,648

Chemicals 1.7%
Monsanto Co.	53,600	5,722,872

Communications Equipment 7.5%
ARRIS International PLC*	53,600	1,460,064
Brocade Communications Systems, Inc.	53,600	498,480
Ciena Corp.*	53,600	1,028,584
Cisco Systems, Inc.	53,600	1,636,408
F5 Networks, Inc.*	53,600	6,615,312
Harris Corp.	53,600	4,642,832
InterDigital, Inc.	53,600	3,165,080
Juniper Networks, Inc.	53,600	1,216,184
Motorola Solutions, Inc.	53,600	3,718,768
Nokia OYJ,ADR-FI(a)	53,600	309,272
Polycom, Inc.*	53,600	664,104
Viavi Solutions, Inc.*	53,600	382,168

		25,337,256

Diversified Telecommunication Services 0.7%
AT&T, Inc.	53,600	2,320,344

Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	53,600	3,190,272
Corning, Inc.	53,600	1,190,992
FLIR Systems, Inc.	53,600	1,746,288
LG Display Co., Ltd.,ADR-KR	53,600	748,256
QLogic Corp.*	53,600	831,872

		7,707,680

Energy Equipment & Services 2.5%
Halliburton Co.	53,600	2,340,176
National Oilwell Varco, Inc.	53,600	1,733,960
Schlumberger Ltd.	53,600	4,315,872

		8,390,008

Health Care Equipment & Supplies 4.5%
Baxter International, Inc.	53,600	2,573,872
Boston Scientific Corp.*	53,600	1,301,408
CONMED Corp.	53,600	2,178,304
Medtronic PLC	53,600	4,696,968
St. Jude Medical, Inc.	53,600	4,450,944

		15,201,496

Health Care Technology 0.6%
Veeva Systems, Inc., Class A*	53,600	2,036,264

Household Durables 1.1%
Garmin Ltd.	53,600	2,912,088
GoPro, Inc., Class A*(a)	53,600	677,504

		3,589,592

Information Technology Services 11.0%
Amdocs Ltd.	53,600	3,128,096
Automatic Data Processing, Inc.	53,600	4,767,720
Computer Sciences Corp.	53,600	2,563,688
DST Systems, Inc.	53,600	6,610,488
International Business Machines Corp.	53,600	8,609,232
MasterCard, Inc., Class A	53,600	5,104,864
Teradata Corp.*	53,600	1,521,168
Visa, Inc., Class A	53,600	4,183,480
Xerox Corp.	53,600	552,080

		37,040,816

Internet Software & Services 7.7%
Akamai Technologies, Inc.*	53,600	2,708,408
Alibaba Group Holding Ltd.,ADR-CN*	53,600	4,420,928
eBay, Inc.*	53,600	1,670,176
Facebook, Inc., Class A*	53,600	6,643,184
j2 Global, Inc.	53,600	3,582,624
VeriSign, Inc.*(a)	53,600	4,642,296
Yahoo!, Inc.*	53,600	2,046,984

		25,714,600

Life Sciences Tools & Services 3.3%
Agilent Technologies, Inc.	53,600	2,578,696
Thermo Fisher Scientific, Inc.	53,600	8,513,824

		11,092,520

Pharmaceuticals 3.4%
AstraZeneca PLC,ADR-UK(a)	53,600	1,829,904
Bristol-Myers Squibb Co.	53,600	4,009,816
Novartis AG,ADR-CH	53,600	4,462,736
Valeant Pharmaceuticals International, Inc.*	53,600	1,195,280

		11,497,736

Semiconductors & Semiconductor Equipment 14.9%
Analog Devices, Inc.	53,600	3,421,288
Applied Materials, Inc.	53,600	1,409,144
ARM Holdings PLC,ADR-UK	53,600	3,556,896
ASML Holding NV,NYRS-NL REG(a)	53,600	5,875,632
Cypress Semiconductor Corp.(a)	53,600	623,904
First Solar, Inc.*	53,600	2,502,048
Intel Corp.	53,600	1,868,496
KLA-Tencor Corp.	53,600	4,058,056
Lam Research Corp.	53,600	4,811,672
Linear Technology Corp.	53,600	3,215,464
Microchip Technology, Inc.	53,600	2,982,304
NVIDIA Corp.	53,600	3,060,560
QUALCOMM, Inc.	53,600	3,354,288
Teradyne, Inc.	53,600	1,058,600
Tessera Technologies, Inc.	53,600	1,722,704
Texas Instruments, Inc.	53,600	3,738,600
Xilinx, Inc.	53,600	2,737,888

		49,997,544

Software 18.8%
Activision Blizzard, Inc.	53,600	2,152,576
Adobe Systems, Inc.*	53,600	5,245,296
Autodesk, Inc.*	53,600	3,186,520
CA, Inc.	53,600	1,857,240
Check Point Software Technologies Ltd.*	53,600	4,120,768
Citrix Systems, Inc.*	53,600	4,777,368
Intuit, Inc.	53,600	5,949,064
Microsoft Corp.	53,600	3,038,048
Mobileye NV*	53,600	2,567,976
Open Text Corp.	53,600	3,265,848
Oracle Corp.	53,600	2,199,744
Progress Software Corp.*	53,600	1,557,616
PTC, Inc.*	53,600	2,129,528
Red Hat, Inc.*	53,600	4,035,544
salesforce.com, Inc.*	53,600	4,384,480
SAP SE,ADR-DE(a)	53,600	4,684,104
Symantec Corp.	53,600	1,095,048
Synopsys, Inc.*	53,600	2,902,976

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
VMware, Inc., Class A*(a)	53,600	$3,911,728

		63,061,472

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	53,600	5,585,656
EMC Corp.	53,600	1,515,808
HP, Inc.	53,600	750,936
NetApp, Inc.	53,600	1,412,360
Seagate Technology PLC	53,600	1,716,808
Western Digital Corp.	53,600	2,546,536

		13,528,104

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	53,600	1,687,864

Total Common Stocks (cost $173,147,967)		333,971,952

Exchange Traded Fund 0.3%

	Shares	Market Value
Equity Fund 0.3%
Powershares QQQ Trust	5,870	676,400

Total Exchange Traded Fund (cost $601,579)		676,400

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Prime Portfolio Money Market Fund - Institutional Class, 0.44%(b)(c)	469,181	469,181

Total Mutual Fund (cost $469,181)		469,181

Repurchase Agreement 6.5%

	Principal Amount	Market Value
Royal Bank of Canada, 0.30%, dated 07/29/16, due 08/01/16, repurchase price $21,975,404, collateralized by U.S. Treasury Notes, ranging from 1.25% - 1.50%, maturing 01/31/19 - 05/31/20; total market value $22,414,362.(c)	$21,974,855	21,974,855

Total Repurchase Agreement (cost $21,974,855)		21,974,855

Total Investments (cost $196,193,582) (d) — 106.3%		357,092,388
Liabilities in excess of other assets — (6.3%)		(21,046,108)

NET ASSETS — 100.0%		$336,046,280

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2016. The total value of securities on loan at July 31, 2016 was $21,155,925.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2016 was $22,444,036.
(d)	At July 31, 2016, the tax basis cost of the Fund’s investments was $204,650,915, tax unrealized appreciation and depreciation were $156,986,909 and $(4,545,436), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$333,971,952	$—	$—	$333,971,952
Exchange Traded Fund	676,400	—	—	676,400
Mutual Fund	469,181	—	—	469,181
Repurchase Agreement	—	21,974,855	—	21,974,855

Total	$335,117,533	$21,974,855	$—	$357,092,388

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.9%

	Principal Amount	Market Value
Massachusetts 1.1%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	$910,000	$1,104,449

Puerto Rico 3.9%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB
Series A, 5.75%, 08/01/37	1,400,000	695,170
Series A, 6.38%, 08/01/39	3,000,000	1,530,150
Series A, 6.00%, 08/01/42	1,000,000	510,030
Series A, 6.50%, 08/01/44	2,000,000	1,020,040

		3,755,390

Wisconsin 91.9%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB
2.20%, 09/01/18	355,000	359,991
2.40%, 09/01/19	290,000	296,664
2.60%, 09/01/20	255,000	255,480
Beloit, Community Development Authority, Lease Revenue, RB
4.70%, 03/01/21	345,000	361,080
4.75%, 03/01/22	300,000	313,422
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	477,465
Brookfield Winchester LLC Callable Bond, RB, 3.60%, 06/01/35	1,530,000	1,647,076
Brookfield Wis Callable Bond, RB, 3.55%, 06/01/34	2,340,000	2,519,852
City of Milwaukee, Corporate Purpose, GO
Series B6, 2.25%, 04/01/29	540,000	536,630
Series B6, 2.38%, 04/01/30	410,000	409,660
Series B6, 2.50%, 04/01/32	230,000	229,759
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 1.20%, 06/01/17	500,000	502,045
Series A, 1.50%, 06/01/18	400,000	402,348
Series A, 1.75%, 06/01/19	300,000	301,884
Series A, 1.95%, 06/01/19	145,000	148,010
Series A, 2.20%, 06/01/20	250,000	257,562
Series A, 2.40%, 06/01/21	360,000	370,836
Series A, 2.60%, 06/01/22	245,000	252,534
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 09/01/20	2,250,000	2,369,902
2.60%, 09/01/21	3,250,000	3,405,285
2.75%, 09/01/22	2,750,000	2,884,310
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB
6.00%, 12/01/29	1,000,000	1,125,380
6.15%, 12/01/32	1,000,000	1,128,870
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB
2.65%, 12/01/24	350,000	345,334
2.80%, 12/01/25	200,000	197,398
2.90%, 12/01/26	200,000	197,886
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB
5.00%, 10/01/22	1,065,000	1,205,452
5.00%, 10/01/27	925,000	1,043,872
5.00%, 10/01/28	250,000	281,792
5.00%, 10/01/34	4,500,000	5,106,330
Milwaukee Housing Authority, RB, Series A, 3.63%, 07/01/35	1,000,000	1,051,790
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB
Series A, 5.00%, 08/01/17	1,000,000	1,041,720
Series A, 5.00%, 08/01/18	1,000,000	1,080,990
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured
2.75%, 04/01/21	1,080,000	1,155,330
3.20%, 04/01/23	1,000,000	1,085,720
4.10%, 04/01/32	2,500,000	2,734,625
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB
4.50%, 08/01/23	110,000	119,417
4.70%, 08/01/25	110,000	119,452
5.00%, 08/01/30	2,000,000	2,216,240
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,222,837
Neenah, Community Development Authority, Lease Revenue, Prerefunded, RB, Series A, 4.75%, 12/01/32	400,000	438,444
Neenah, Community Development Authority, Lease Revenue, RB
2.55%, 12/01/28	200,000	207,850
2.65%, 12/01/29	350,000	363,205
2.75%, 12/01/30	200,000	207,522
2.85%, 12/01/31	250,000	258,720
Neenah, Community Development Authority, Lease Revenue, Refunding, RB
4.00%, 12/01/26	500,000	578,520
4.10%, 12/01/27	1,000,000	1,160,110
4.20%, 12/01/28	500,000	580,415
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,081,800
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB
3.75%, 06/01/32	425,000	461,265
4.00%, 06/01/35	375,000	406,642
4.13%, 06/01/40	375,000	408,139

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/18	$250,000	$278,388
Series A, 5.50%, 12/15/19	2,200,000	2,541,044
Series A, 5.50%, 12/15/20	1,000,000	1,194,890
Series A, 5.50%, 12/15/21	1,500,000	1,849,155
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/23	1,025,000	1,299,997
Series A, 5.50%, 12/15/26	4,510,000	5,728,061
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 1.85%, 08/01/21	1,025,000	1,065,221
Series A, 2.05%, 08/01/22	750,000	780,728
Series A, 2.25%, 08/01/23	500,000	521,755
Series A, 2.40%, 08/01/24	250,000	261,005
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB
4.20%, 12/01/24	150,000	161,330
4.50%, 12/01/30	1,200,000	1,286,760
Weston, Community Development Authority, Lease Revenue, RB
Series A, 4.50%, 10/01/21	100,000	102,974
Series A, 4.63%, 10/01/25	825,000	846,137
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB
4.00%, 12/15/24	1,000,000	1,185,180
4.00%, 12/15/34	1,000,000	1,127,750
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/29	750,000	866,183
Series A, 5.00%, 12/15/32	1,000,000	1,145,240
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	1,585,000	1,918,643
Wisconsin Dells, Community Development Authority, Lease Revenue, RB
Series A, 4.30%, 03/01/22	225,000	228,463
Series A, 4.45%, 03/01/25	300,000	304,338
Wisconsin Health and Educational Facilities Authority Refunding, The Monroe Clinic, Inc., RB
3.00%, 02/15/35	750,000	743,670
4.00%, 02/15/38	200,000	215,388
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/01/27	150,000	158,955
4.00%, 12/01/35	500,000	541,950
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,108,930
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	495,000	531,536
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	470,000	504,691
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB
Series B, 4.30%, 05/01/27	1,000,000	1,001,670
Series B, 4.40%, 05/01/37	500,000	500,565
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/01/19	465,000	509,240
Series A, 4.88%, 11/01/25	2,140,000	2,351,132
Series A, 5.38%, 11/01/30	2,055,000	2,248,828
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 04/01/19	150,000	154,146
Series B, 2.40%, 04/01/20	100,000	104,739
Series B, 2.80%, 04/01/21	150,000	160,519
Series B, 3.10%, 04/01/22	100,000	108,812
Series B, 3.45%, 04/01/24	100,000	111,864
Series B, 3.80%, 04/01/26	285,000	319,152
Series B, 4.30%, 04/01/30	115,000	129,603
Series A, 3.65%, 12/01/34	900,000	952,857
Series A, 4.25%, 12/01/35(a)	1,500,000	1,503,795

		89,570,146

Total Municipal Bonds (cost $91,837,473)		94,429,985

Mutual Fund 3.2%

	Shares	Market Value
Money Market Fund 3.2%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt - Institutional Class, 0.23% (b)	3,154,342	3,154,342

Total Mutual Fund (cost $3,154,342)		3,154,342

Total Investments (cost $94,991,815) (c)(d) — 100.1%		97,584,327
Liabilities in excess of other assets — (0.1)%		(115,718)

NET ASSETS — 100.0%		$97,468,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2016. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of July 31, 2016.
(c)	At July 31, 2016, the tax basis cost of the Fund’s investments was $94,991,815, tax unrealized appreciation and depreciation were $6,375,794 and $(3,783,282), respectively.
(d)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At July 31, 2016, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 7.06% and 13.73%, respectively.

AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$94,429,985	$—	$94,429,985
Mutual Fund	3,154,342	—	—	3,154,342

Total	$3,154,342	$94,429,985	$—	$97,584,327

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended July 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 26, 2016

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 26, 2016